AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

NOVEMBER 25, 2009

REGISTRATION NO. 33-57684; 811-7454

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 POST-EFFECTIVE AMENDMENT NO. 31
☑
AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 33
☑

(CHECK APPROPRIATE BOX OR BOXES)

PACIFIC CAPITAL FUNDS
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

3435 STELZER ROAD
COLUMBUS, OHIO 43219
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, INCLUDING ZIP CODE)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE (800) 554-3862

ROBERT I. CROWELL, PRESIDENT
PACIFIC CAPITAL FUNDS
130 MERCHANT STREET
HONOLULU, HI 96813
(NAME AND ADDRESS OF AGENT FOR SERVICE)

WITH COPIES TO:
MICHAEL GLAZER, ESQ.
BINGHAM MCCUTCHEN LLP
355 SOUTH GRAND AVENUE, SUITE 4400
LOS ANGELES, CA 90071

JENNIFER ENGLISH
SENIOR VICE PRESIDENT
CITI FUND SERVICES OHIO, INC.
100 SUMMER STREET-SUITE 1500
BOSTON, MA 02110

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

☐	IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b)

☑	ON NOVEMBER 27, 2009 PURSUANT TO PARAGRAPH (b)

☐	60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1)

☐	ON [Date] PURSUANT TO PARAGRAPH (a)(1)

☐	75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2)

☐	ON (DATE) PURSUANT TO PARAGRAPH (a)(2) OF RULE 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

☐	THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT

November 27, 2009

New Asia Growth Fund
International Stock Fund
Small Cap Fund
Mid-Cap Fund
Growth Stock Fund
Growth and Income Fund
Value Fund
High Grade Core Fixed Income Fund
Tax-Free Securities Fund
High Grade Short Intermediate Fixed Income Fund
Tax-Free Short Intermediate Securities Fund
U.S. Government Short Fixed Income Fund

Class A, Class B and Class C
Retail Shares

The Securities and Exchange Commission has not approved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Questions?
Call 800-258-9232 between 8 a.m. and 9 p.m.
Eastern time or contact your investment representative.

Pacific Capital Funds Table of Contents

	Risk/Return Summary and Fund Expenses

Carefully review this important section, which summarizes each Fund’s investments, risks, past performance, and fees.	3 8 13 18 23 28 33 38 43 48 53 58	New Asia Growth Fund
International Stock Fund
Small Cap Fund
Mid-Cap Fund
Growth Stock Fund
Growth and Income Fund
Value Fund
High Grade Core Fixed Income Fund
Tax-Free Securities Fund
High Grade Short Intermediate Fixed Income Fund
Tax-Free Short Intermediate Securities Fund
		U.S. Government Short Fixed Income Fund

	Principal Risks

Review this section for details on each Fund’s principal risks.	62	Discussion of Risks

	Fund Management

Review this section for details on the people and organizations who oversee the Funds.	66 66 67 69	The Investment Adviser The Sub-Advisers Portfolio Managers The Distributor, Administrator and Sub-Administrator

	Shareholder Information

Review this section for details on how shares are valued, how to purchase, sell and exchange shares, related charges, and payments of dividends and distributions.	70 71 74 76 78 79 86 88	Pricing of Fund Shares
Purchasing and Adding to Your Shares
Selling Your Shares
General Policies on Selling Shares
Market Timing
Distribution Arrangements/Sales Charges
Exchanging Your Shares
		Dividends, Distributions and Taxes

	Financial Highlights

Review this section for details on selected financial highlights of the Funds.	90

Pacific Capital Funds (referred to in this prospectus as the “Trust”) is a professionally managed, open-end, management investment company with multiple funds available for investment (referred to as “Funds”). The Asset Management Group of Bank of Hawaii (referred to as the “Adviser”) is the investment adviser to the Funds. Day-to-day management of certain Funds is performed by investment sub-advisers (referred to as “Sub-Advisers”).

2

Risk/Return Summary and Fund Expenses	New Asia Growth Fund

Risk/Return Summary

Investment Objective	• Long term capital appreciation

Principal Investment Strategies	The New Asia Growth Fund invests at least 80% of its net assets plus borrowings for investment purposes in common and preferred stocks of companies located in the countries of Asia (other than Japan) and securities that are convertible into such common stocks. (The Fund will provide its shareholders with at least 60 days’ prior notice of any change in this non-fundamental investment policy.) The Fund may invest in these securities directly, or indirectly through other investment companies or trusts that invest the majority of their assets in such securities. Asian countries include, but are not limited to, Hong Kong, China, India, Indonesia, South Korea, Malaysia, the Philippines, Singapore, Taiwan, Pakistan, Bangladesh, Sri Lanka and Thailand. An issuer is considered to be located in an Asian country if it is organized under the laws of the country, if it derives 50% or more of its total revenues from business in the country, or if its equity securities are traded principally on a securities exchange in the country. The Fund does not limit its investments to any particular type or size of company. The Fund focuses on companies whose earnings its Sub-Adviser, First State Investments International Limited, expects to grow or whose share price it believes is undervalued.

In selecting and maintaining a portfolio of investments in any country, the Fund’s Sub-Adviser considers the investment instruments traded in the country’s stock markets and the upside potential of such markets (including the economic, political and social factors affecting each country and the prospects for improvements in these factors in the short, medium and long term). The Fund does not give important consideration to current income from dividends and interest in selecting portfolio securities.

The Fund may invest to a lesser degree in debt securities and other instruments if the Adviser or the Sub-Adviser believes they would help achieve the Fund’s objective; up to 10% of its net assets may be invested in debt securities rated below investment grade (“junk bonds”). The Fund may also invest up to 20% of its net assets in any combination of equity, investment grade debt and convertible securities of issuers located outside the Asian countries noted above, including the United States, and may use derivative instruments such as futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.

3

Risk/Return Summary and Fund Expenses	New Asia Growth Fund

Principal Investment Risks	Because the value of the Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

The values of the Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices of smaller and newer companies fluctuate more than larger, more established companies. In addition, the performance of foreign securities depends on different political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging country markets involve greater risk and volatility then more developed markets. Since the Fund invests significantly in securities of issuers in one or more Asian countries, and issuers in any one country may from time to time represent more than 20% of the Fund’s portfolio, it also will be affected by a variety of economic and political factors specific to those countries. The values of the Fund’s investments in convertible and debt securities, if any, are also affected by interest rates; if rates rise, the values of these investments may fall. Investments by the Fund in junk bonds, if any, are considered speculative and the value of investments in derivative instruments, if any, may rise or fall more rapidly than other investments.

Portfolio Holdings	A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information.

Who May Want to Invest?
Consider investing in the Fund if you:
  • want potential capital appreciation and are willing to accept the higher risks associated with investing in emerging country stocks
  • are investing for long-term goals
  • want professional portfolio management

This Fund is not appropriate for anyone seeking: • safety of principal • regular income • a short term investment

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

4

Risk/Return Summary and Fund Expenses	New Asia Growth Fund

The chart and table on this page show how the New Asia Growth Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the Fund’s yearly pre-tax performance over a period of ten years to demonstrate that the Fund has gained and lost value at different times. The table below it compares the Fund’s performance over time to the Morgan Stanley Capital International (MSCI) All Country (AC) Far East Free Index (excluding Japan), a widely recognized index of stock markets in that region.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

Best quarter:	Q4	1999	44.64%
Worst quarter:	Q3	2001	−24.51%
Performance Bar Chart
Year-by-Year Total Returns as of 12/31
for Class A Shares
The bar chart does not reflect the impact of any applicable sales charges or taxes, and if these amounts were reflected returns would be lower than those shown. The pre-tax returns for Class B and Class C shares differ from the Class A returns shown in the bar chart because of differences in each Class’ expenses. For the period January 1, 2009 through September 30, 2009, the aggregate (non-annualized) pre-tax total return of Class A shares was 41.58%.

Performance Table
Average Annual Total Returns
(for the periods ended December 31, 2008)

Average annual total returns are shown on a before and after-tax basis for Class A shares only. After-tax returns for Class B and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

	Past	Past 5	Past 10
	Year	Years*	Years*

Class A (with 5.25% sales charge)
— Before Taxes	(45.34)%	6.65%	8.46%
— After Taxes on Distributions	(47.85)%	4.41%	7.29%
— After Taxes on Distributions and Sale of Fund Shares	(26.97)%	5.73%	7.49%

Class B (with applicable CDSC)**	(44.42)%	6.89%	8.44%

Class C (with applicable CDSC)**	(43.18)%	7.01%	8.28%

MSCI AC Far East Free Index (excluding Japan)***	(50.39)%	5.17%	5.44%

* Class C shares of the Fund commenced operations on April 30, 2004. Performance information for Class C shares prior to April 30, 2004 is based upon the performance of Class B shares.
** Reflects no deduction for taxes. See next page for a description of the contingent deferred sales charge (“CDSC”).
*** Reflects no deduction for fees, expenses or taxes.

5

Risk/Return Summary and Fund Expenses	New Asia Growth Fund

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. Annual Fund operating expenses are based on amounts incurred during the fiscal year ended July 31, 2009. While the Fund’s Management fee and distribution and service (12b-1) fee are contractually set as a percentage of Fund assets, other expenses may not vary with Fund assets. As a result, a decline in assets may result in higher total Fund operating expenses as a percentage of assets. If you purchase shares through a broker or other investment representative, including an affiliate of the Adviser, they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.

Contingent Deferred
Sales Charge

As set forth in the table, certain shares impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge (“CDSC”).

Fees and Expenses

Shareholder Transaction Expenses	A	B		C
(expenses paid by you directly)	Shares	Shares		Shares

Maximum sales charge (load) on purchases (as a % of offering price)	5.25%[1]	None		None

Maximum deferred sales charge (load) (as a % of offering price or sale price, whichever is less)	None	5.00%	[2]	1.00%	[3]

Redemption/Exchange Fee (as a % of amount redeemed or exchanged)*	2.00%	2.00%		2.00%

Annual Fund Operating Expenses	A		B	C
(fees paid from Fund assets)	Shares		Shares	Shares

Management fee**	0.90%		0.90%	0.90%

Distribution and service (12b-1) fee	0	.40%**	1.00%	1.00%

Other expenses†	0.63%		0.63%	0.63%

Total Annual Fund operating expenses**†	1.93%		2.53%	2.53%

Contractual fee waivers**	(0	.15)%	—	—

Net operating expenses**†	1.78%		2.53%	2.53%

* A redemption/exchange fee of 2.00% may be charged for any shares redeemed or exchanged within 30 days after the date they were acquired. Although the Fund has a goal of applying this redemption/exchange fee to most such redemptions or exchanges, the redemption/exchange fee may not apply in certain circumstances where it is not currently practicable for the Fund to impose the fee or to certain types of redemptions/exchanges that do not indicate market timing strategies. Further, the fee does not apply to shares purchased through reinvested dividends or capital gains. For a more detailed description of the Fund’s policy on redemption/exchange fees, see “Redemption/Exchange Fees” later in this prospectus.
** The Management fee includes fees of 0.40% payable to the Adviser and 0.50% payable to the Sub-Adviser. The Fund is limiting the 12b-1 fee for Class A shares to 0.25% through November 30, 2010.
† Based on amounts incurred during the fiscal year ended July 31, 2009. A decline in assets may result in higher expenses as a percentage of assets.

1 Lower sales charges are available depending upon the amount invested. Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 fees.

2 A CDSC applies to your redemption of Class B shares before the sixth anniversary of your purchase, declining from 5.00% within the first year to 0.00% after the sixth year. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.

3 A CDSC applies to your redemption of Class C shares redeemed within 12 months of purchase. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.

6

Risk/Return Summary and Fund Expenses	New Asia Growth Fund

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

•	$10,000 initial investment in the Fund
•	5.00% annual return
•	no changes in the Fund’s operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different. Operating expenses, and therefore the amount of fees and expenses you would pay, may increase as a percentage of assets should the Fund’s total assets decrease.
Expense Example

	1	3	5	10
	Year	Years	Years	Years

Class A Shares	$696	$1,086	$1,499	$2,649

Class B Shares
Assuming redemption	$756	$1,088	$1,545	$2,719
Assuming no redemption	$256	$788	$1,345	$2,719

Class C Shares
Assuming redemption	$356	$788	$1,345	$2,866
Assuming no redemption	$256	$788	$1,345	$2,866

Approximately eight years after your original purchase of Class B shares, those Class B shares will automatically convert to Class A shares.

7

Risk/Return Summary and Fund Expenses	International Stock Fund

Risk/Return Summary

Investment Objective	• Long term capital appreciation

Principal Investment Strategies	The International Stock Fund invests at least 65% of its total assets in common stocks, common stock equivalents (such as preferred or debt securities convertible into common stock), and preferred stocks of foreign companies, and at least 80% of its net assets plus borrowings for investment purposes in such securities of domestic and foreign companies. (The Fund will provide its shareholders with at least 60 days’ prior notice of any change in this non-fundamental investment policy.) The Fund may invest in these securities directly, or indirectly through other investment companies or trusts that invest the majority of their assets in foreign companies. The Fund does not limit its investments to any particular type or size of company or to any region of the world, including emerging markets countries.

The Fund’s Sub-Adviser, Hansberger Global Investors, Inc., incorporates a risk-control framework to control macroeconomic sector and regional weightings. It uses a combination of value and growth international equity disciplines involving fundamental qualitative and quantitative analysis of issuers (a “bottom-up” approach). This investment approach attempts to be style neutral and does not attempt to add value through altering allocations between value and growth styles; rebalancing occurs semi-annually or when cash flows permit.

The Fund may invest to a lesser degree in investment grade debt securities and other instruments if the Adviser or the Sub-Adviser believes they would help achieve the Fund’s objective. The Fund may also invest up to 35% of its total assets in any combination of equity, investment grade debt and convertible securities of issuers located in the United States, and may use derivative instruments such as futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.

Principal Investment Risks	Because the value of the Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

The values of the Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices of smaller and newer companies fluctuate more than larger, more established companies. In addition, the performance of foreign securities depends on different political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging country markets involve greater risk and volatility than more developed markets. Since issuers in any one country may from time to time represent more than 20% of the Fund’s portfolio, it will also be affected by a variety of economic and political factors specific to those countries. The values of the Fund’s investments in convertible and debt securities, if any, are also affected by interest rates; if rates rise, the values of these investments may fall. The value of investments by the Fund in derivative instruments, if any, may rise or fall more rapidly than other investments.

8

Risk/Return Summary and Fund Expenses	International Stock Fund

Portfolio Holdings	A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information.

Who May Want to Invest?
Consider investing in the Fund if you:
  • want potential capital appreciation and are willing to accept the higher risks associated with investing in foreign stocks
  • are investing for long-term goals
  • want professional portfolio management

This Fund is not appropriate for anyone seeking: • safety of principal • regular income • a short term investment

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

9

Risk/Return Summary and Fund Expenses	International Stock Fund

The chart and table on this page show how the International Stock Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund over a period of ten years to demonstrate that the Fund has gained and lost value at different times. The table below it compares the performance of the Fund over time to the Morgan Stanley Capital International (MSCI) All Country World (ACWI) ex US Index, which is an unmanaged index of issuers located in countries throughout the world, representing both developed and emerging markets, excluding the United States. The Fund’s sub-adviser has changed from time to time in the past; performance since June 1, 2004 represents returns under the Fund’s current sub-advisory relationship.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

Best quarter:	Q4	1999	44.31%
Worst quarter:	Q4	2008	−24.45%
Performance Bar Chart
Year-by-Year Total Returns as of 12/31
for Class A Shares

The bar chart does not reflect the impact of any applicable sales charges or taxes, and if these amounts were reflected returns would be lower than those shown. The pre-tax returns for Class B and Class C shares differ from the Class A returns shown in the bar chart because of differences in each Class’ expenses. For the period January 1, 2009 through September 30, 2009, the aggregate (non-annualized) pre-tax total return of Class A shares was 38.07%.

Performance Table
Average Annual Total Returns
(for the periods ended December 31, 2008)

Average annual total returns are shown on a before and after-tax basis for Class A shares only. After-tax returns for Class B and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

	Past	Past 5	Past 10
	Year	Years*	Years*

Class A (with 5.25% sales charge)
— Before Taxes	(50.35)%	(1.34)%	(1.17)%
— After Taxes on Distributions	(52.30)%	(2.29)%	(2.43)%
— After Taxes on Distributions and Sale of Fund Shares	(29.87)%	(0.84)%	(1.18)%

Class B (with applicable CDSC)**	(49.51)%	(1.18)%	(1.18)%

Class C (with applicable CDSC)**	(48.36)%	(1.05)%	(1.34)%

MSCI ACWI ex US Index***	(45.24)%	3.00%	2.27%

* Class C shares were not in existence prior to April 30, 2004. Performance information for Class C shares prior to April 30, 2004 is based upon the performance of Class B shares.
** Reflects no deduction for taxes. See next page for a description of the contingent deferred sales charge (“CDSC”).
*** Reflects no deduction for fees, expenses or taxes.

10

Risk/Return Summary and Fund Expenses	International Stock Fund

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. Annual Fund operating expenses are based on amounts incurred during the fiscal year ended July 31, 2009. While the Fund’s Management fee and distribution and service (12b-1) fee are contractually set as a percentage of Fund assets, other expenses may not vary with Fund assets. As a result, a decline in assets may result in higher total Fund operating expenses as a percentage of assets. If you purchase shares through a broker or other investment representative, including an affiliate of the Adviser, they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.

Contingent Deferred
Sales Charge

As set forth in the table, certain shares impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge (“CDSC”).
Fees and Expenses

Shareholder Transaction Expenses	A		B		C
(expenses paid by you directly)	Shares		Shares		Shares

Maximum sales charge (load) on purchases (as a % of offering price)	5.25%	[1]	None		None

Maximum deferred sales charge (load) (as a % of offering price or sale price, whichever is less)	None		5.00%	[2]	1.00%	[3]

Redemption/Exchange Fee (as a % of amount redeemed or exchanged)*	2.00%		2.00%		2.00%

Annual Fund Operating Expenses	A		B	C
(fees paid from Fund assets)	Shares		Shares	Shares

Management fee**	1.00%		1.00%	1.00%

Distribution and service (12b-1) fee	0	.40%**	1.00%	1.00%

Other expenses†	0.65%		0.65%	0.65%

Acquired fund fees and expenses[4]	0.01%		0.01%	0.01%

Total Annual Fund operating expenses**†	2.06%		2.66%	2.66%

Contractual fee waivers**	(0	.15)%	—	—

Net operating expenses**†	1.91%		2.66%	2.66%

* A redemption/exchange fee of 2.00% may be charged for any shares redeemed or exchanged within 30 days after the date they were acquired. Although the Fund has a goal of applying this redemption/exchange fee to most such redemptions or exchanges, the redemption/exchange fee may not apply in certain circumstances where it is not currently practicable for the Fund to impose the fee or to certain types of redemptions/exchanges that do not indicate market timing strategies. Further, the fee does not apply to shares purchased through reinvested dividends or capital gains. For a more detailed description of the Fund’s policy on redemption/exchange fees, see “Redemption/Exchange Fees” later in this prospectus.
** The Management fee includes fees of 0.45% payable to the Adviser and 0.60% payable to the Sub-Adviser for the first $75 million of the Fund’s average daily net assets and 0.35% of its average daily net assets in excess of $75 million. The Adviser is voluntarily limiting its portion of the Management fee to 0.35%. The Fund is limiting the 12b-1 fee for Class A shares to 0.25% through November 30, 2010. Net operating expenses after these fee waivers are estimated to be 1.81%, 2.56% and 2.56% for Class A, B and C Shares, respectively. Voluntary expense limitations may be revised or canceled at any time.
† Based on amounts incurred during the fiscal year ended July 31, 2009. A decline in assets may result in higher expenses as a percentage of assets.
1 Lower sales charges are available depending upon the amount invested. Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 fees.
2 A CDSC applies to your redemption of Class B shares before the sixth anniversary of your purchase, declining from 5.00% within the first year to 0.00% after the sixth year. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.
3 A CDSC applies to your redemption of Class C shares redeemed within 12 months of purchase. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.
4 In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the underlying funds in which it invests (“Acquired Funds”). These Acquired Fund fees and expenses are not included in the Financial Highlights section of this prospectus, which reflects only the Net operating expenses (excluding Acquired Fund fees and expenses) of each Fund.

11

Risk/Return Summary and Fund Expenses	International Stock Fund

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

•	$10,000 initial investment in the Fund
•	5.00% annual return
•	no changes in the Fund’s operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different. Operating expenses, and therefore the amount of fees and expenses you would pay, may increase as a percentage of assets should the Fund’s total assets decrease.
Expense Example

	1	3	5	10
	Year	Years	Years	Years

Class A Shares	$709	$1,123	$1,562	$2,778

Class B Shares
Assuming redemption	$769	$1,126	$1,610	$2,848
Assuming no redemption	$269	$826	$1,410	2,848

Class C Shares
Assuming redemption	$369	$826	$1,410	$2,993
Assuming no redemption	$269	$826	$1,410	$2,993

Approximately eight years after your original purchase of Class B shares, those Class B shares will automatically convert to Class A shares.

12

Risk/Return Summary and Fund Expenses	Small Cap Fund

Risk/Return Summary

Investment Objective	• Long term capital appreciation

Principal Investment Strategies	The Small Cap Fund invests at least 80% of its net assets in a diversified portfolio of common stocks of smaller U.S. companies and in securities that are convertible into such common stocks. (The Fund will provide its shareholders with at least 60 days’ prior notice of any change in this non-fundamental investment policy.) The Fund currently considers “smaller” companies to be those with market capitalizations in the collective range of the Russell 2000® Index and the S&P Small Cap 600 Index at the time of purchase. As of September 30, 2009, the market capitalization of companies included in the Russell 2000® Index ranged from $36 million to $3.56 billion and the market capitalization of companies included in the S&P Small Cap 600 Index ranged from $600 million to $1 billion. The Russell 2000® Index is “rebalanced” on an annual basis, and its market capitalization range can change significantly. The S&P Small Cap 600 Index is reconstituted as necessary, not on an annual or periodic schedule.

The Fund employs a “multi-manager” approach. Portions of the Fund’s assets are allocated for day-to-day management among different sub-advisers who employ distinct investment styles intended to complement one another. The investment adviser to the Fund is the Asset Management Group of Bank of Hawaii (“AMG”). As the investment adviser, AMG is responsible for supervision of the Fund’s investment sub-advisers. AMG has selected three different asset managers for the day-to-day portfolio management of the Fund: Nicholas-Applegate Capital Management (“NACM”), Wellington Management Company, LLP (“Wellington Management”) and Mellon Capital Management Corporation (“Mellon Capital”). Each sub-adviser acts independently of the others and uses its own methodologies for selecting investments. The Fund’s “multi-manager” approach permits the Fund and AMG to enter into and materially amend sub-advisory agreements with the approval of the Board of Trustees of the Trust, without obtaining shareholder approval, if AMG and the Board conclude that such arrangements would be in the best interest of the Fund’s shareholders.

NACM manages a portion of the Fund’s portfolio using a “systematic small cap” strategy. This strategy focuses on stocks NACM believes are fundamentally strong and undergoing positive change. Wellington Management manages a portion of the Fund’s portfolio using a “small cap growth” portfolio management style that relies on both fundamental and quantitative analysis to identify attractive securities in the small cap growth universe. Mellon Capital manages a portion of the Fund’s portfolio using a “small cap value” strategy. Mellon Capital utilizes a quantitative stock selection process to identify companies that Mellon Capital considers to be undervalued. The Adviser believes that the diversification of small cap management styles applied to various portions of the Fund’s investment

13

Risk/Return Summary and Fund Expenses	Small Cap Fund

portfolio will result in an overall blended “core” Fund portfolio. The portions of the Fund’s portfolio managed by NACM, Wellington Management and Mellon Capital will be determined from time to time by the Adviser in consultation with each of them, subject to capacity constraints.

The Fund may also invest in other types of equity and investment grade debt instruments issued by domestic and foreign companies and governments, including securities issued by larger companies. In addition, it may use derivative instruments such as futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.

Principal Investment Risks	Because the value of the Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

The values of the Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices of smaller and newer companies fluctuate more than larger, more established companies. In addition, the performance of securities of foreign companies, if any, depends on different political and economic environments and other overall economic conditions in countries where such foreign companies operate. The values of the Fund’s convertible and debt securities, if any, may be affected by movements in interest rates; if rates rise, the values of these investments may fall. The value of investments by the Fund in derivative instruments, if any, may rise or fall more rapidly than the value of other investments.

Portfolio Holdings	A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information.

Who May Want to Invest?
Consider investing in the Fund if you:
  • want potential capital appreciation and are willing to accept the higher risks associated with investing in small cap stocks
  • are investing for long-term goals
  • want professional portfolio management

This Fund is not appropriate for anyone seeking: • safety of principal • regular income • a short term investment

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

14

Risk/Return Summary and Fund Expenses	Small Cap Fund

The chart and table on this page show how the Small Cap Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund over a period of ten years to demonstrate that the Fund has gained and lost value at different times. The table below it compares the performance of the Fund over time to the Russell 2000® Index. The Russell 2000® Index is comprised of the smallest 2000 securities in the Russell 3000® Index. The Fund’s sub-advisers have changed from time to time in the past; performance since June 26, 2007 represents returns under the Fund’s current sub-advisory relationships.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

Best quarter:	Q2	2003	24.42%
Worst quarter:	Q4	2008	−26.77%
Performance Bar Chart
Year-by-Year Total Returns as of 12/31
for Class A Shares

The bar chart does not reflect the impact of any applicable sales charges or taxes, and if these amounts were reflected returns would be lower than those shown. The pre-tax returns for Class B and Class C shares differ from the Class A returns shown in the bar chart because of differences in each Class’ expenses. For the period January 1, 2009 through September 30, 2009, the aggregate (non-annualized) pre-tax total return of Class A shares was 20.58%.

Performance Table
Average Annual Total Returns
(for the periods ended December 31, 2008)

Average annual total returns are shown on a before and after-tax basis for Class A shares only. After-tax returns for Class B and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

	Past	Past 5	Past 10
	Year	Years*	Years*

Class A (with 5.25% sales charge)
— Before Taxes	(42.04)%	(2.80)%	6.72%
— After Taxes on Distributions	(42.08)%	(4.75)%	4.49%
— After Taxes on Distributions and Sale of Fund Shares	(27.28)%	(2.45)%	5.09%

Class B (with applicable CDSC)**	(41.36)%	(2.48)%	6.64%

Class C (with applicable CDSC)**	(39.95)%	(2.49)%	6.48%

Russell 2000® Index***	(33.79)%	(0.93)%	3.02%

* Class C shares were not in existence prior to April 30, 2004. Performance information for Class C shares prior to April 30, 2004 is based upon the performance of Class B shares.
** Reflects no deduction for taxes. See next page for a description of the contingent deferred sales charge (“CDSC”).
*** Reflects no deduction for fees, expenses or taxes.

15

Risk/Return Summary and Fund Expenses	Small Cap Fund

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. Annual Fund operating expenses are based on amounts incurred during the fiscal year ended July 31, 2009. While the Fund’s Management fee and distribution and service (12b-1) fee are contractually set as a percentage of Fund assets, other expenses may not vary with Fund assets. As a result, a decline in assets may result in higher total Fund operating expenses as a percentage of assets. If you purchase shares through a broker or other investment representative, including an affiliate of the Adviser, they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.

Contingent Deferred
Sales Charge

As set forth in the table, certain shares impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge (“CDSC”).

Fees and Expenses

Shareholder Transaction Expenses	A		B		C
(expenses paid by you directly)	Shares		Shares		Shares

Maximum sales charge (load) on purchases (as a % of offering price)	5.25%	[1]	None		None

Maximum deferred sales charge (load) (as a % of offering price or sale price, whichever is less)	None		5.00%	[2]	1.00%	[3]

Annual Fund Operating Expenses	A		B	C
(fees paid from Fund assets)	Shares		Shares	Shares

Management fee*	1.10%		1.10%	1.10%

Distribution and service (12b-1) fee	0	.40%*	1.00%**	1.00%

Other expenses†	0.58%		0.58%	0.58%

Acquired fund fees and expenses[4]	0.02%		0.02%	0.02%

Total Annual Fund operating expenses*†	2.10%		2.70%	2.70%

Contractual fee waivers*	(0	.15)%	—	—

Net operating expenses*†	1.95%		2.70%	2.70%

* The Management fee is comprised of fees paid to the Adviser and Sub-Advisers NACM, Wellington Management and Mellon Capital. The Adviser’s fee is 0.40%, 0.40% and 0.55% of the average daily net assets managed by NACM, Wellington Management and Mellon Capital, respectively. NACM’s fee is 0.70% of the average daily net assets it manages. Wellington Management’s fee is 0.70% of the first $150 million of the average daily net assets it manages and 0.65% of the average daily net assets it manages in excess of $150 million. Mellon Capital’s fee is 0.55% of the first $100 million of the average daily net assets it manages, 0.50% of the next $100 million of average daily net assets it manages and 0.45% of the average daily net assets it manages in excess of $200 million. The Adviser is voluntarily limiting its portion of the Management fee to 0.35% to offset fees paid to the Sub-Advisers so that the total Management fee does not exceed 1.00%. The Fund is limiting the 12b-1 fee for Class A shares to 0.25% through November 30, 2010. Net operating expenses after these fee waivers are estimated to be 1.85%, 2.60% and 2.60% for Class A, B and C shares, respectively. Voluntary expense limitations may be revised or canceled at any time.
** Payment of 12b-1 fees in connection with distribution-related services has been suspended for Class B shares. Payment of shareholder services fees in connection with the personal, on-going servicing of shareholder accounts will be calculated and payable monthly at the annual rate of 0.25% of the value of the average daily net assets of Class B shares.
† Based on amounts incurred during the fiscal year ended July 31, 2009. A decline in assets may result in higher expenses as a percentage of assets.
1 Lower sales charges are available depending upon the amount invested. Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 fees.
2 A CDSC applies to your redemption of Class B shares before the sixth anniversary of your purchase, declining from 5.00% within the first year to 0.00% after the sixth year. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees. The assessment of the CDSC has been suspended for Class B shares as the maximum amount of these charges permitted by FINRA rules has been reached.
3 A CDSC applies to your redemption of Class C shares redeemed within 12 months of purchase. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.
4 In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the underlying funds in which it invests (“Acquired Funds”). These Acquired Fund fees and expenses are not included in the Financial Highlights section of this prospectus, which reflects only the Net operating expenses (excluding Acquired Fund fees and expenses) of each Fund.

16

Risk/Return Summary and Fund Expenses	Small Cap Fund

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

•	$10,000 initial investment in the Fund
•	5.00% annual return
•	no changes in the Fund’s operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different. Operating expenses, and therefore the amount of fees and expenses you would pay, may increase as a percentage of assets should the Fund’s total assets decrease.

Expense Example

	1	3	5	10
	Year	Years	Years	Years

Class A Shares	$713	$1,135	$1,582	$2,817

Class B Shares

Assuming redemption	$773	$1,138	$1,630	$2,888

Assuming no redemption	$273	$838	$1,430	$2,888

Class C Shares

Assuming redemption	$373	$838	$1,430	$3,032

Assuming no redemption	$273	$838	$1,430	$3,032

Approximately eight years after your original purchase of Class B shares, those Class B shares will automatically convert to Class A shares.

17

Risk/Return Summary and Fund Expenses	Mid-Cap Fund

Risk/Return Summary

Investment Objective	• Long term capital appreciation

Principal Investment Strategies	The Mid-Cap Fund invests at least 80% of its total assets in a diversified portfolio of U.S. traded common stocks of companies within the market capitalization range of the S&P MidCap 400 Index (approximately $300 million to $7 billion as of September 30, 2009) and in securities that are convertible into such common stocks such as warrants, convertible preferred stock, fixed rate preferred stock, convertible fixed-income securities, options and rights. (The Fund will provide its shareholders with at least 60 days’ prior notice of any change in this non-fundamental investment policy.) The Fund focuses on stocks its Sub-Adviser, Chicago Equity Partners, LLC, believes are undervalued, fundamentally strong and undergoing positive change. The Sub-Adviser’s management team endeavors to add value through individual security selection rather than through industry selection, and employs an active process combining quantitative research and fundamental analysis.

The Fund may also invest in other types of equity and investment grade debt instruments issued by domestic and foreign companies and governments, including securities issued by larger companies. In addition, it may use derivative instruments such as futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.

Principal Investment Risks	Because the value of the Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

The values of the Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices of mid-sized companies fluctuate more than larger, more established companies. In addition, the performance of foreign securities, if any, depends on different political and economic environments and other overall economic conditions in countries where such foreign companies operate. The values of the Fund’s convertible and debt securities, if any, may be affected by movements in interest rates; if rates rise, the values of these securities may fall. The value of investments by the Fund in derivative instruments, if any, may rise or fall more rapidly than the value of other investments.

Portfolio Holdings	A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information.

18

Risk/Return Summary and Fund Expenses	Mid-Cap Fund

Who May Want to Invest?
Consider investing in the Fund if you:
  • want potential capital appreciation and are willing to accept the higher risks associated with investing in mid-cap stocks
  • are investing for long-term goals
  • want professional portfolio management

This Fund is not appropriate for anyone seeking: • safety of principal • regular income • a short term investment

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

19

Risk/Return Summary and Fund Expenses	Mid-Cap Fund

The chart and table on this page show how the Mid-Cap Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund since its inception to demonstrate that the Fund has gained and lost value at different times. The table below it compares the performance of the Fund over time to the S&P MidCap 400 Index, which is a widely used index of mid-sized companies.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

Best quarter:	Q4	2004	11.19%
Worst quarter:	Q4	2008	−27.63%
Performance Bar Chart
Year-by-Year Total Returns as of 12/31
for Class A Shares

The bar chart does not reflect the impact of any applicable sales charges or taxes, and if these amounts were reflected returns would be lower than those shown. The pre-tax returns for Class C shares differ from the Class A returns shown in the bar chart because of differences in each Class’ expenses. For the period January 1, 2009 through September 30, 2009, the aggregate (non-annualized) pre-tax total return of Class A shares was 29.62%.

Performance Table
Average Annual Total Returns
(for the periods ended December 31, 2008)

Average annual total returns are shown on a before and after-tax basis for Class A shares only. After-tax returns for Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

	Performance	Past	Past	Since
	Inception*	Year	5 Years*	Inception*

Class A (with 5.25% sales charge)	12/30/03
— Before Taxes		(45.60)%	(4.89)%	(4.93)%
— After Taxes on Distributions		(45.65)%	(5.97)%	(6.00)%
— After Taxes on Distributions and Sale of Fund Shares		(29.57)%	(3.76)%	(3.79)%

Class C (with applicable CDSC)**	12/30/03	(43.59)%	(4.52)%	(4.55)%

S&P MidCap 400 Index***	12/30/03	(36.23)%	(0.08)%	(0.20)%

* Class C shares were not in existence prior to April 30, 2004. Performance information for Class C shares prior to such date is based upon the performance of Class A shares, which do not reflect the higher 12b-1 fees. Had the higher 12b-1 fees been incorporated, the total return figures would have been adversely affected.
** Reflects no deduction for taxes. See next page for a description of the contingent deferred sales charge (“CDSC”).
*** Reflects no deduction for fees, expenses or taxes.

20

Risk/Return Summary and Fund Expenses	Mid-Cap Fund

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. Annual Fund operating expenses are based on amounts incurred during the fiscal year ended July 31, 2009. While the Fund’s Management fee and distribution and service (12b-1) fee are contractually set as a percentage of Fund assets, other expenses may not vary with Fund assets. As a result, a decline in assets may result in higher total Fund operating expenses as a percentage of assets. If you purchase shares through a broker or other investment representative, including an affiliate of the Adviser, they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.

Contingent Deferred
Sales Charge

As set forth in the table, certain shares impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge (“CDSC”).

Fees and Expenses

Shareholder Transaction Expenses	A		C
(expenses paid by you directly)	Shares		Shares

Maximum sales charge (load) on purchases (as a % of offering price)	5.25%	[1]	None

Maximum deferred sales charge (load) (as a % of offering price or sale price, whichever is less)	None		1.00%	[2]

Annual Fund Operating Expenses	A		C
(fees paid from Fund assets)	Shares		Shares

Management fee*	0.80%		0.80%

Distribution and service (12b-1) fee	0	.40%*	1.00%

Other expenses†	0.55%		0.55%

Total Annual Fund operating expenses*†	1.75%		2.35%

Contractual fee waivers*	(0	.15)%	—

Net operating expenses*†	1.60%		2.35%

* The Management fee includes fees of 0.60% payable to the Adviser and 0.20% payable to the Sub-Adviser. The Adviser is voluntarily limiting its portion of the Management fee to 0.35%. The Fund is limiting the 12b-1 fee for Class A shares to 0.25% through November 30, 2010. Net operating expenses after these fee waivers are estimated to be 1.35% and 2.10% for Class A and Class C Shares, respectively. Voluntary expense limitations may be revised or canceled at any time.
† Based on amounts incurred during the fiscal year ended July 31, 2009. A decline in assets may result in higher expenses as a percentage of assets.

1 Lower sales charges are available depending upon the amount invested. Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 fees.
2 A CDSC applies to your redemption of Class C shares redeemed within 12 months of purchase. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.

21

Risk/Return Summary and Fund Expenses	Mid-Cap Fund

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

•	$10,000 initial investment in the Fund
•	5.00% annual return
•	no changes in the Fund’s operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different. Operating expenses, and therefore the amount of fees and expenses you would pay, may increase as a percentage of assets should the Fund’s total assets decrease.

The Fund does not have any outstanding Class B shareholders and Class B shares of the Fund are not being offered to the public.

Expense Example

	1	3	5	10
	Year	Years	Years	Years

Class A Shares	$679	$1,033	$1,411	$2,467

Class C Shares
Assuming redemption	$338	$733	$1,255	$2,686
Assuming no redemption	$238	$733	$1,255	$2,686

22

Risk/Return Summary and Fund Expenses	Growth Stock Fund

Risk/Return Summary

Investment Objectives	• Long term capital appreciation • Secondarily, dividend income

Principal Investment Strategies	The Growth Stock Fund invests at least 80% of its total assets in a diversified portfolio of U.S. traded common stocks of companies having market capitalizations (total price of outstanding equity securities) greater than $1 billion and securities that are convertible into such common stocks such as warrants, convertible preferred stock, fixed rate preferred stock, convertible fixed-income securities, options and rights. (The Fund will provide its shareholders with at least 60 days’ prior notice of any change in this non-fundamental investment policy.) The Fund may invest in securities issued by large, well-established companies as well as smaller companies. The Fund focuses on companies that its Sub-Adviser, Chicago Equity Partners, LLC, believes have attractive earnings momentum and growth prospects with a strong balance sheet. The Sub-Adviser’s management combines quantitative analysis with fundamental research to construct portfolios that they believe will generate excess returns. The Sub-Adviser’s management team endeavors to add value through individual security selection rather than through industry selection.

The Fund may also invest in other types of equity and investment grade debt instruments issued by domestic and foreign companies and governments, and may use derivative instruments such as futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.

Principal Investment Risks	Because the value of the Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

The values of the Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. Investments by the Fund in stocks of smaller and newer companies, if any, may fluctuate more than investments in larger, more established companies. In addition, the performance of foreign securities, if any, depends on different political and economic environments and other overall economic conditions in countries where such companies operate. The values of the Fund’s convertible and debt securities, if any, may be affected by movements in interest rates; if rates rise, the values of these securities may fall. The value of investments by the Fund in derivative instruments, if any, may rise or fall more rapidly than the value of other investments.

Portfolio Holdings	A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information.

23

Risk/Return Summary and Fund Expenses	Growth Stock Fund

Who May Want to Invest?
Consider investing in the Fund if you:
  • want potential capital appreciation and are willing to accept the higher risks associated with investing in stocks
  • are investing for long-term goals
  • want professional portfolio management

This Fund is not appropriate for anyone seeking: • safety of principal • a short term investment

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

24

Risk/Return Summary and Fund Expenses	Growth Stock Fund

The chart and table on this page show how the Growth Stock Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund over a period of ten years to demonstrate that the Fund has gained and lost value at different times. The table below it compares the performance of the Fund over time to the S&P 500/Citigroup Growth Index. The S&P 500/Citigroup Growth Index measures the performance of all stocks in the S&P 500 Index (the 500 largest U.S. companies based on total market capitalization) that are classified as growth stocks. A proprietary methodology is used to score constituents of the S&P 500/Citigroup Growth Index, which are weighted according to their market capitalizations. Performance since June 29, 2007 represents returns under the Fund’s current sub-advisory relationship.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

Best quarter:	Q4	1999	30.04%
Worst quarter:	Q1	2001	−24.17%
Performance Bar Chart
Year-by-Year Total Returns as of 12/31
for Class A Shares

The bar chart does not reflect the impact of any applicable sales charges or taxes, and if these amounts were reflected returns would be lower than those shown. The pre-tax returns for Class B and Class C shares differ from the Class A returns shown in the bar chart because of differences in each Class’ expenses. For the period January 1, 2009 through September 30, 2009, the aggregate (non-annualized) pre-tax total return of Class A shares was 17.95%.

Performance Table
Average Annual Total Returns
(for the periods ended December 31, 2008)

Average annual total returns are shown on a before and after-tax basis for Class A shares only. After-tax returns for Class B and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

	Past	Past 5	Past 10
	Year	Years*	Years*

Class A (with 5.25% sales charge)
— Before Taxes	(38.36)%	(5.95)%	(4.62)%
— After Taxes on Distributions	(38.40)%	(5.97)%	(5.83)%
— After Taxes on Distributions and Sale of Fund Shares	(24.86)%	(4.95)%	(3.74)%

Class B (with applicable CDSC)**	(38.08)%	(5.86)%	(4.65)%

Class C (with applicable CDSC)**	(36.08)%	(5.64)%	(4.80)%

S&P 500/Citigroup Growth Index***	(34.92)%	(3.13)%	(3.15)%

* Class C shares of the Fund commenced operations on April 30, 2004. Performance information for Class C shares prior to April 30, 2004 is based upon the performance of Class B shares.
** Reflects no deduction for taxes. See next page for a description of the contingent deferred sales charge (“CDSC”).
*** Reflects no deduction for fees, expenses or taxes.

25

Risk/Return Summary and Fund Expenses	Growth Stock Fund

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. Annual Fund operating expenses are based on amounts incurred during the fiscal year ended July 31, 2009. While the Fund’s Management fee and distribution and service (12b-1) fee are contractually set as a percentage of Fund assets, other expenses may not vary with Fund assets. As a result, a decline in assets may result in higher total Fund operating expenses as a percentage of assets. If you purchase shares through a broker or other investment representative, including an affiliate of the Adviser, they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.

Contingent Deferred
Sales Charge

As set forth in the table, certain shares impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge (“CDSC”).

Fees and Expenses

Shareholder Transaction Expenses	A		B	C
(expenses paid by you directly)	Shares		Shares	Shares

Maximum sales charge (load) on purchases (as a % of offering price)	5.25%	[1]	None	None

Maximum deferred sales charge (load) (as a % of offering price or sale price, whichever is less)	None		5.00%[2]	1.00%[3]

Annual Fund Operating Expenses	A		B	C
(fees paid from Fund assets)	Shares		Shares	Shares

Management fee*	0.80%		0.80%	0.80%

Distribution and service (12b-1) fee	0	.40%*	1.00%	1.00%

Other expenses†	0.46%		0.46%	0.46%

Total Annual Fund operating expenses*†	1.66%		2.26%	2.26%

Contractual fee waivers*	(0	.15)%	—	—

Net operating expenses*†	1.51%		2.26%	2.26%

* The Management fee includes fees of 0.55% payable to the Adviser and 0.25% payable to the Sub-Adviser. The Adviser is voluntarily limiting its portion of the Management fee to 0.35%. The Fund is limiting the 12b-1 fee for Class A shares to 0.25% through November 30, 2010. Net operating expenses after these fee waivers are estimated to be 1.31%, 2.06% and 2.06% for Class A, B and C shares, respectively. Voluntary expense limitations may be revised or canceled any time.
† Based on amounts incurred during the fiscal year ended July 31, 2009. A decline in assets may result in higher expenses as a percentage of assets.

1 Lower sales charges are available depending upon the amount invested. Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 fees.
2 CDSC applies to your redemption of Class B shares before the sixth anniversary of your purchase, declining from 5.00% within the first year to 0.00% after the sixth year. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.
3 A CDSC applies to your redemption of Class C shares redeemed within 12 months of purchase. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.

26

Risk/Return Summary and Fund Expenses	Growth Stock Fund

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

•	$10,000 initial investment in the Fund
•	5.00% annual return • no changes in the Fund’s operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different. Operating expenses, and therefore the amount of fees and expenses you would pay, may increase as a percentage of assets should the Fund’s total assets decrease.
Expense Example

	1	3	5	10
	Year	Years	Years	Years

Class A Shares	$671	$1,007	$1,366	$2,375

Class B Shares
Assuming redemption	$729	$1,006	$1,410	$2,445
Assuming no redemption	$229	$706	$1,210	$2,445

Class C Shares
Assuming redemption	$329	$706	$1,210	$2,595
Assuming no redemption	$229	$706	$1,210	$2,595

Approximately eight years after your original purchase of Class B shares, those Class B shares will automatically convert to Class A shares.

27

Risk/Return Summary and Fund Expenses	Growth and Income Fund

Risk/Return Summary

Investment Objectives	• Long term capital appreciation • Secondarily, current income

Principal Investment Strategies	The Growth and Income Fund invests at least 80% of its total assets in a diversified portfolio of high quality, dividend paying U.S. traded common stocks of companies having market capitalizations (total price of outstanding equity securities) greater than $1 billion and securities that are convertible into such common stocks such as warrants, convertible preferred stock, convertible fixed-income securities, options and rights. The Fund may invest in securities issued by large, well-established companies as well as smaller companies. The Fund seeks to produce a yield that approximates the average gross yield for companies in the S&P 500 Index. However, to a lesser extent, the Fund may invest in lower yielding but higher growth-oriented investments to achieve more growth potential. The Fund does not otherwise limit its investments to any particular type or size of company. The Fund focuses on companies that its Sub-Adviser, Chicago Equity Partners, LLC, believes are reasonably priced and have attractive earnings momentum and growth prospects with strong balance sheets. The Sub-Adviser’s management combines quantitative analysis with fundamental research to construct portfolios that they believe will generate excess returns. The Sub-Adviser’s management team endeavors to add value through individual security selection rather than through industry selection.

The Fund may also invest in other types of equity and investment grade debt instruments issued by domestic and foreign companies and governments, and may use derivative instruments such as futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.

Principal Investment Risks	Because the value of the Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

The values of the Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. Investments by the Fund in the stocks of smaller and newer companies, if any, may fluctuate more than investments in larger, more established companies. In addition, the performance of foreign securities, if any, depends on different political and economic environments and other overall economic conditions in countries where such foreign companies operate. The values of its convertible and debt securities, if any, are also affected by movements in interest rates; if rates rise, the values of these securities may fall. The value of investments by the Fund in derivative instruments, if any, may rise or fall more rapidly than the value of other investments.

28

Risk/Return Summary and Fund Expenses	Growth and Income Fund

Portfolio Holdings	A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information.

Who May Want to Invest?
Consider investing in the Fund if you:
  • want potential capital appreciation and are willing to accept higher risks associated with investing in stocks
  • want current income consistent with the average yield of companies in the S&P 500 Index
  • want professional portfolio management

This Fund is not appropriate for anyone seeking: • safety of principal • a short term investment

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

29

Risk/Return Summary and Fund Expenses	Growth and Income Fund

The chart and table on this page show how the Growth and Income Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund over a period of ten years to demonstrate that the Fund has gained and lost value at different times. The table below it compares the performance of the Fund over time to the S&P 500 Index, a widely recognized index of U.S. common stocks. Performance since June 29, 2007 represents returns under the Fund’s current sub-advisory relationship.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

Best quarter:	Q4	1999	23.42%
Worst quarter:	Q4	2008	−20.58%
Performance Bar Chart
Year-by-Year Total Returns as of 12/31
for Class A Shares

The bar chart does not reflect the impact of any applicable sales charges or taxes, and if these amounts were reflected returns would be lower than those shown. The pre-tax returns for Class B and Class C shares differ from the Class A returns shown in the bar chart because of differences in each Class’ expenses. For the period January 1, 2009 through September 30, 2009, the aggregate (non-annualized) pre-tax total return of Class A shares was 14.07%.

Performance Table
Average Annual Total Returns
(for the periods ended December 31, 2008)

Average annual total returns are shown on a before and after-tax basis for Class A shares only. After-tax returns for Class B and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

	Past	Past 5	Past 10
	Year	Years*	Years*

Class A (with 5.25% sales charge)
— Before Taxes	(39.87)%	(5.25)%	(4.23)%
— After Taxes on Distributions	(39.98)%	(5.48)%	(4.93)%
— After Taxes on Distributions and Sale of Fund Shares	(25.74)%	(4.29)%	(3.42)%

Class B (with applicable CDSC)**	(39.54)%	(5.13)%	(4.29)%

Class C (with applicable CDSC)**	(37.65)%	(4.94)%	(4.43)%

S&P 500 Index***	(36.99)%	(2.19)%	(1.38)%

* Class C shares of the Fund commenced operations on April 30, 2004. Performance information for Class C shares prior to April 30, 2004 is based upon the performance of Class B shares.
** Reflects no deduction for taxes. See next page for a description of the contingent deferred sales charge (“CDSC”).
*** Reflects no deduction for fees, expenses or taxes.

30

Risk/Return Summary and Fund Expenses	Growth and Income Fund

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. Annual Fund operating expenses are based on amounts incurred during the fiscal year ended July 31, 2009. While the Fund’s Management fee and distribution and service (12b-1) fee are contractually set as a percentage of Fund assets, other expenses may not vary with Fund assets. As a result, a decline in assets may result in higher total Fund operating expenses as a percentage of assets. If you purchase shares through a broker or other investment representative, including an affiliate of the Adviser, they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.

Contingent Deferred
Sales Charge

As set forth in the table, certain shares impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge (“CDSC”).

Fees and Expenses

Shareholder Transaction Expenses	A		B		C
(expenses paid by you directly)	Shares		Shares		Shares

Maximum sales charge (load) on purchases (as a % of offering price)	5.25%	[1]	None		None

Maximum deferred sales charge (load) (as a % of offering price)	None		5.00%	[2]	1.00%	[3]

Annual Fund Operating Expenses	A		B	C
(expenses paid by you directly)	Shares		Shares	Shares

Management fee*	0.80%		0.80%	0.80%

Distribution and service (12b-1) fee	0	.40%*	1.00%	1.00%

Other expenses†	0.43%		0.43%	0.43%

Total Annual Fund operating expenses*†	1.63%		2.23%	2.23%

Contractual fee waivers*	(0	.15)%	—	—

Net operating expenses*†	1.48%		2.23%	2.23%

* The Management fee includes fees of 0.55% payable to the Adviser and 0.25% payable to the Sub-Adviser. The Adviser is voluntarily limiting its portion of the Management fee to 0.35%. The Fund is limiting the 12b-1 fee for Class A shares to 0.25% through November 30, 2010. Net operating expenses after these fee waivers are estimated to be 1.28%, 2.03% and 2.03% for Class A, B and C shares, respectively. Voluntary expense limitations may be revised or canceled at any time.
† Based on amounts incurred during the fiscal year ended July 31, 2009. A decline in assets may result in higher expenses as a percentage of assets.

1 Lower sales charges are available depending upon the amount invested. Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 fees.

2 A CDSC applies to your redemption of Class B shares before the sixth anniversary of your purchase, declining from 5.00% within the first year to 0.00% after the sixth year. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.

3 A CDSC applies to your redemption of Class C shares redeemed within 12 months of purchase. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.

31

Risk/Return Summary and Fund Expenses	Growth and Income Fund

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

•	$10,000 initial investment in the Fund
•	5.00% annual return
•	no changes in the Fund’s operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different. Operating expenses, and therefore the amount of fees and expenses you would pay, may increase as a percentage of assets should the Fund’s total assets decrease.

Expense Example

	1	3	5	10
	Year	Years	Years	Years

Class A Shares	$668	$998	$1,352	$2,344

Class B Shares
Assuming redemption	$726	$997	$1,395	$2.414
Assuming no redemption	$226	$697	$1,195	$2.414

Class C Shares
Assuming redemption	$326	$697	$1,195	$2,565
Assuming no redemption	$226	$697	$1,195	$2,565

Approximately eight years after your original purchase of Class B shares, those Class B shares will automatically convert to Class A shares.

32

Risk/Return Summary and Fund Expenses	Value Fund

Risk/Return Summary

Investment Objectives	• Long term capital appreciation • Secondarily, current income

Principal Investment Strategies	The Value Fund invests at least 80% of its total assets in a diversified portfolio of U.S. traded common stocks of companies having market capitalizations (total price of outstanding equity securities) greater than $1 billion and securities that are convertible into such common stocks such as warrants, convertible preferred stock, fixed rate preferred stock, convertible fixed-income securities, options and rights. The Fund may invest in securities issued by large, well-established companies as well as smaller companies. The Fund does not otherwise limit its investments to any particular size or type of company, but focuses on middle to large capitalization companies whose stock prices its Sub-Adviser, Chicago Equity Partners, LLC, believes are undervalued. The Sub-Adviser’s management combines quantitative analysis with fundamental research to construct portfolios that they believe will generate excess returns. The Sub-Adviser’s management team endeavors to add value through individual security selection rather than through industry selection.

The Fund may also invest in other types of equity and investment grade debt instruments issued by domestic and foreign companies and governments, and may use derivative instruments such as futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.

Principal Investment Risks	Because the value of the Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

The values of the Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. Investments by the Fund in the stocks of smaller and newer companies, if any, may fluctuate more than investments in larger, more established companies. In addition, the performance of foreign securities, if any, depends on different political and economic environments and other overall economic conditions in countries where such foreign companies operate. The values of its convertible and debt securities, if any, may be affected by movements in interest rates; if rates rise, the values of these securities may fall. The value of investments by the Fund in derivative instruments, if any, may rise or fall more rapidly than the value of other investments.

33

Risk/Return Summary and Fund Expenses	Value Fund

Portfolio Holdings	A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information.

Who May Want to Invest?	Consider investing in the Fund if you: • want potential capital appreciation and are willing to accept the higher risks associated with investing in stocks • want professional portfolio management

This Fund is not appropriate for anyone seeking: • safety of principal • a short term investment

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

34

Risk/Return Summary and Fund Expenses	Value Fund

The chart and table on this page show how the Value Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund over a period of ten years to demonstrate that the Fund has gained and lost value at different times. The table below it compares the performance of the Fund over time to the Russell 1000® Value Index, which is an unmanaged index measuring the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Performance since June 29, 2007 represents returns under the Fund’s current sub-advisory relationship.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

Best quarter:	Q2	2003	17.56%
Worst quarter:	Q4	2008	−20.72%
Performance Bar Chart
Year-by-Year Total Returns as of 12/31
for Class A Shares

The bar chart does not reflect the impact of any applicable sales charges or taxes, and if these amounts were reflected returns would be lower than those shown. The pre-tax returns for Class B and Class C shares differ from the Class A returns shown in the bar chart because of differences in each Class’ expenses. For the period January 1, 2009 through September 30, 2009, the aggregate (non-annualized) pre-tax total return of Class A shares was 15.66%.

Performance Table
Average Annual Total Returns
(for the periods ended December 31, 2008)

Average annual total returns are shown on a before and after-tax basis for Class A shares only. After-tax returns for Class B and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

	Past	Past 5	Past 10
	Year	Years*	Years*

Class A (with 5.25% sales charge)
– Before Taxes	(38.60)%	(2.48)%	(1.08)%
– After Taxes on Distributions	(38.74)%	(3.89)%	(2.50)%
– After Taxes on Distributions and Sale of Fund Shares	(24.88)%	(2.11)%	(1.28)%

Class B (with applicable CDSC)**	(38.22)%	(2.32)%	(1.14)%

Class C (with applicable CDSC)**	(36.29)%	(2.15)%	(1.27)%

Russell 1000® Value Index***	(36.85)%	(0.79)%	1.36%

* Class C shares were not in existence prior to April 30, 2004. Performance information for Class C shares prior to April 30, 2004 is based upon the performance of Class B shares.
** Reflects no deduction for taxes. See next page for a description of the contingent deferred sales charge (“CDSC”).
*** Reflects no deduction for fees, expenses or taxes.

35

Risk/Return Summary and Fund Expenses	Value Fund

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. Annual Fund operating expenses are based on amounts incurred during the fiscal year ended July 31, 2009. While the Fund’s Management fee and distribution and service (12b-1) fee are contractually set as a percentage of Fund assets, other expenses may not vary with Fund assets. As a result, a decline in assets may result in higher total Fund operating expenses as a percentage of assets. If you purchase shares through a broker or other investment representative, including an affiliate of the Adviser, they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.

Contingent Deferred
Sales Charge

As set forth in the table, certain shares impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge (“CDSC”).

Fees and Expenses

Shareholder Transaction Expenses	A		B		C
(expenses paid by you directly)	Shares		Shares		Shares

Maximum sales charge (load) on purchases (as a % of offering price)	5.25%	[1]	None		None

Maximum deferred sales charge (load) (as a % of offering price or sale price, whichever is less)	None		5.00%	[2]	1.00%	[3]

Annual Fund Operating Expenses	A	B	C
(Fees paid from Fund assets)	Shares	Shares	Shares

Management fee*	0.80%	0.80%	0.80%

Distribution and service (12b-1) fee	0.40%*	1.00%	1.00%

Other expenses†	0.39%	0.39%	0.39%

Total Annual Fund operating expenses*†	1.59%	2.19%	2.19%

Contractual fee waivers*	(0.15)%	—	—

Net operating expenses*†	1.44%	2.19%	2.19%

* The Management fee includes fees of 0.55% payable to the Adviser and 0.25% payable to the Sub-Adviser. The Adviser is voluntarily limiting its portion of the Management fee to 0.35%. The Fund is limiting the 12b-1 fee for Class A shares to 0.25% through November 30, 2010. Net operating expenses after these fee waivers are estimated to be 1.24%, 1.99% and 1.99% for Class A, B and C shares, respectively. Voluntary expense limitations may be revised or canceled at any time.
† Based on amounts incurred during the fiscal year ended July 31, 2009. A decline in assets may result in higher expenses as a percentage of assets.

1 Lower sales charges are available depending upon the amount invested. Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 fees.
2 A CDSC applies to your redemption of Class B shares before the sixth anniversary of your purchase, declining from 5.00% within the first year to 0.00% after the sixth year. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.
3 A CDSC applies to your redemption of Class C shares redeemed within 12 months of purchase. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.

36

Risk/Return Summary and Fund Expenses	Value Fund

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

•	$10,000 initial investment in the Fund
•	5.00% annual return
•	no changes in the Fund’s operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different. Operating expenses, and therefore the amount of fees and expenses you would pay, may increase as a percentage of assets should the Fund’s total assets decrease.
Expense Example

	1	3	5	10
	Year	Years	Years	Years

Class A Shares	$664	$987	$1,332	$2,303

Class B Shares
Assuming redemption	$722	$985	$1,375	$2,372
Assuming no redemption	$222	$685	$1,175	$2,372

Class C Shares
Assuming redemption	$322	$685	$1,175	$2,524
Assuming no redemption	$222	$685	$1,175	$2,524

Approximately eight years after your original purchase of Class B shares, those Class B shares will automatically convert to Class A shares.

37

Risk/Return Summary and Fund Expenses	High Grade Core

Fixed Income Fund

Risk/Return Summary

Investment Objective	• High current income

Principal Investment Strategies	The High Grade Core Fixed Income Fund invests at least 80% of its net assets plus borrowings for investment purposes in fixed income securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities and investment grade corporate debt securities (the Fund will provide its shareholders with at least 60 days’ prior notice of any change in this non-fundamental investment policy). It may invest up to 25% of its total assets in investment grade dollar-denominated debt securities of foreign companies and governments, and may use derivative instruments such as futures contracts, options, and other investment techniques for the purpose of cash flow management and/or risk reduction. Up to 10% of its net assets may be invested in debt securities rated below investment grade (“junk bonds”).

The Fund focuses on maximizing income consistent with prudent investment risk. No maturity limitations apply to the Fund’s investment portfolio, and the average maturity of its portfolio can vary significantly. The Adviser monitors the Fund’s portfolio performance and reallocates the Fund’s assets in response to actual and expected market and economic changes.

Principal Investment Risks	Because the values of and income generated by the Fund’s investments will fluctuate with market conditions, so will the value of and income generated by your investment in the Fund. In addition, the securities of many U.S. Government agencies or instrumentalities that the Fund may invest in, such as the Federal Home Loan Bank, Federal Home Loan Mortgage Corp. and Federal National Mortgage Association, are neither issued nor explicitly guaranteed by the U.S. Government, and are generally supported only by the credit of the issuer. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

The values of and income generated by the Fund’s investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average maturity of the Fund’s investment portfolio, the greater the fluctuation in value. The values of any of the Fund’s investments may also decline in response to events affecting the issuer or its credit rating. The value of investments by the Fund in junk bonds, if any, and the value of investments in derivative instruments, if any, may rise or fall more rapidly than the value of other investments. In addition, because the Fund can invest up to 25% of its total assets in debt securities of foreign companies and government issuers, it may be affected by a variety of economic and political factors specific to those foreign countries.

38

Risk/Return Summary and Fund Expenses	High Grade Core

Fixed Income Fund

Portfolio Holdings	A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information.

Who May Want to Invest?	Consider investing in the Fund if you: • want current income • want a high level of liquidity • want professional portfolio management

This Fund is not appropriate for anyone seeking: • stability of principal • income exempt from federal and state taxes • capital appreciation

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

39

Risk/Return Summary and Fund Expenses	High Grade Core

Fixed Income Fund

The chart and table on this page show how the High Grade Core Fixed Income Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund over a period of ten years to demonstrate that the Fund has gained and lost value at different times. The table below it compares the performance of the Fund over time to the BofA Merrill Lynch US Corporate Government & Mortgage Index (formerly Merrill Lynch Domestic Master Index), a broad-based measure of the total rate of return performance of the U.S. investment grade bond markets.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

Best quarter:	Q3	2002	6.34%
Worst quarter:	Q2	2004	−3.21%
Performance Bar Chart
Year-by-Year Total Returns as of 12/31
for Class A Shares

The bar chart does not reflect the impact of any applicable sales charges or taxes, and if these amounts were reflected returns would be lower than those shown. The pre-tax returns for Class B and Class C shares differ from the Class A returns shown in the bar chart because of differences in each Class’ expenses. For the period January 1, 2009 through September 30, 2009, the aggregate (non-annualized) pre-tax total return of Class A shares was 5.04%.

Performance Table
Average Annual Total Returns
(for the periods ended December 31, 2008)

Average annual total returns are shown on a before and after-tax basis for Class A shares only. After-tax returns for Class B and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

	Past	Past 5	Past 10
	Year	Years*	Years*

Class A (with 4.00% sales charge)
— Before Taxes	0.45%	2.81%	4.25%
— After Taxes on Distributions	(1.02)%	1.34%	2.47%
— After Taxes on Distributions and Sale of Fund Shares	0.27%	1.53%	2.55%

Class B (with applicable CDSC)* *	(0.17)%	2.72%	4.06%

Class C (with applicable CDSC)* *	2.83%	2.89%	3.91%

BofA Merrill Lynch US Corporate, Government & Mortgage Index***	6.20%	4.91%	5.76%

* Class C shares of the Fund commenced operations on April 30, 2004. Performance information for Class C shares prior to April 30, 2004 is based upon the performance of Class B shares.
** Reflects no deduction for taxes. See next page for a description of the contingent deferred sales charge (“CDSC”).
*** Reflects no deduction for fees, expenses or taxes.

40

Risk/Return Summary and Fund Expenses	High Grade Core

Fixed Income Fund

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. Annual Fund operating expenses are based on amounts incurred during the fiscal year ended July 31, 2009. While the Fund’s Management fee and distribution and service (12b-1) fee are contractually set as a percentage of Fund assets, other expenses may not vary with Fund assets. As a result, a decline in assets may result in higher total Fund operating expenses as a percentage of assets. If you purchase shares through a broker or other investment representative, including an affiliate of the Adviser, they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.

Contingent Deferred
Sales Charge

As set forth in the table, certain shares impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge (“CDSC”).

Fees and Expenses

Shareholder Transaction Expenses	A		B		C
(expenses paid by you directly)	Shares		Shares		Shares

Maximum sales charge (load) on purchases (as a % of offering price or sale price, whichever is less)	4.00%	[1]	None		None

Maximum deferred sales charge (load) (as a % of offering price)	None		5.00%	[2]	1.00%	[3]

Annual Fund Operating Expenses	A		B	C
(fees paid from Fund assets)	Shares		Shares	Shares

Management fee*	0.60%		0.60%	0.60%

Distribution and service (12b-1) fee	0	.40%*	1.00%	1.00%

Other expenses†	0.31%		0.31%	0.31%

Total Annual Fund operating expenses*†	1.31%		1.91%	1.91%

Contractual fee waivers*	(0	.15)%	—	—

Net operating expenses*†	1.16%		1.91%	1.91%

* The Adviser is voluntarily limiting the Management fee to 0.45%. The Fund is limiting the 12b-1 fee for Class A shares to 0.25% through November 30, 2010. Net operating expenses after these fee waivers are estimated to be 1.01%, 1.76% and 1.76% for Class A, B and C shares, respectively. Voluntary expense limitations may be revised or canceled at any time.
† Based on amounts incurred during the fiscal year ended July 31, 2009. A decline in assets may result in higher expenses as a percentage of assets.

1 Lower sales charges are available depending upon the amount invested. Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 fees.
2 A CDSC applies to your redemption of Class B shares before the sixth anniversary of your purchase, declining from 5.00% within the first year to 0.00% after the sixth year. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.
3 A CDSC applies to your redemption of Class C shares redeemed within 12 months of purchase. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.

41

Risk/Return Summary and Fund Expenses	High Grade Core

Fixed Income Fund

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

•	$10,000 initial investment in the Fund
•	5.00% annual return
•	no changes in the Fund’s operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different. Operating expenses, and therefore the amount of fees and expenses you would pay, may increase as a percentage of assets should the Fund’s total assets decrease.
Expense Example

	1	3	5	10
	Year	Years	Years	Years

Class A Shares	$513	$784	$1,076	$1,903

Class B Shares
Assuming redemption	$694	$900	$1,232	$2,077
Assuming no redemption	$194	$600	$1,032	$2,077

Class C Shares
Assuming redemption	$294	$600	$1,032	$2,233
Assuming no redemption	$194	$600	$1,032	$2,233

Approximately eight years after your original purchase of Class B shares, those Class B shares will automatically convert to Class A shares.

42

Risk/Return Summary and Fund Expenses	Tax-Free Securities Fund

Risk/Return Summary

Investment Objective	• High current income that is exempt from federal and Hawaii income tax

Principal Investment Strategies	The Tax-Free Securities Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in investment grade municipal obligations — debt securities that pay interest which, in the opinion of counsel to the issuer, is exempt from both federal income tax and the federal alternative minimum tax. (This fundamental policy cannot be changed without shareholder approval.) The Fund normally invests 50-75% of its net assets in Hawaii municipal obligations — debt securities issued by or on behalf of the State of Hawaii and its political subdivisions, agencies and instrumentalities that pay interest which is exempt from Hawaii income tax as well as federal income tax. However, there may be extended periods of time when the Fund will be below this range due to a lack of supply or above this range due to the availability of attractive issues of Hawaii municipal obligations.

The Fund may also invest in other kinds of debt instruments issued by foreign and domestic companies and governments, and may use derivative instruments such as futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.

The Fund focuses on maximizing tax exempt income consistent with prudent investment risk. It varies the average maturity of its investment portfolio from time to time in response to actual and expected interest rate movements as well as other market and economic conditions. It is non-diversified, which means that its assets may be invested in fewer issuers than diversified funds. No maturity limitations apply to the Fund’s investment portfolio, and the average maturity of its portfolio can vary significantly. The Adviser monitors the Fund’s portfolio performance and reallocates the Fund’s assets in response to actual and expected market and economic changes.

Principal Investment Risks	Because the values of and income generated by the Fund’s investments will fluctuate with market conditions, so will the value of and income generated by your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

The values of and income generated by the Fund’s investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average maturity of the Fund’s investment portfolio, the greater the fluctuation in value. The values of any of the Fund’s investments may also decline in response to events affecting the issuer or its credit rating. The value of investments by the Fund in derivative instruments, if any, may rise or fall more rapidly than the value of other investments. A portion of the Fund’s net assets (normally not more than 20%) may be invested in securities that pay interest which is subject to the federal alternative minimum tax.

The Fund is non-diversified, which means that its portfolio may be invested in fewer issuers than most mutual funds. As a result, the value of your shares may be impacted more by events affecting one or a few of the Fund’s investments than would otherwise be the case. Since the Fund invests significantly in securities of issuers in Hawaii, it also will be affected by a variety of Hawaiian economic and political factors.

43

Risk/Return Summary and Fund Expenses	Tax-Free Securities Fund

Portfolio Holdings	A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information.

Who May Want to Invest?	Consider investing in the Fund if you: • want current income that is exempt from federal and Hawaii income tax • want a high level of liquidity • want professional portfolio management

This Fund is not appropriate for anyone seeking: • stability of principal • income that is not subject to federal alternative minimum tax • capital appreciation

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

44

Risk/Return Summary and Fund Expenses	Tax-Free Securities Fund

The chart and table on this page show how the Tax-Free Securities Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund over a period of ten years to demonstrate that the Fund has gained and lost value at different times. The table below it compares the performance of the Fund over time to the Barclays Capital Hawaii Municipal Bond Index (formerly Lehman Brothers Hawaii Municipal Bond Index), an index of predominately Hawaiian municipal bonds with a broad range of maturities.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

Best quarter:	Q3	2002	4.47%
Worst quarter:	Q3	2008	−2.53%

Performance Bar Chart
Year-by-Year Total Returns as of 12/31
for Class A Shares

The bar chart does not reflect the impact of any applicable sales charges or taxes, and if these amounts were reflected returns would be lower than those shown. The pre-tax returns for Class B and Class C shares differ from the Class A returns shown in the bar chart because of differences in each Class’ expenses. For the period January 1, 2009 through September 30, 2009, the aggregate (non-annualized) pre-tax total return of Class A shares was 8.59%.

Performance Table
Average Annual Total Returns
(for the periods ended December 31, 2008)

Average annual total returns are shown on a before and after-tax basis for Class A shares only. After-tax returns for Class B and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

	Past	Past 5	Past 10
	Year	Years*	Years*

Class A (with 4.00% sales charge)
— Before Taxes	(4.28)%	1.20%	3.08%
— After Taxes on Distributions	(4.36)%	1.05%	2.95%
— After Taxes on Distributions and Sale of Fund Shares	(1.43)%	1.54%	3.17%

Class B (with applicable CDSC)* *	(4.86)%	1.11%	2.89%

Class C (with applicable CDSC)* *	(1.80)%	1.32%	2.76%

Barclays Capital
Hawaii Municipal Bond Index***	1.01%	3.08%	4.48%

* Class C shares of the Fund commenced operations on April 30, 2004. Performance information for Class C shares prior to April 30, 2004 is based upon the performance of Class B shares.
** Reflects no deduction for taxes. See next page for a description of the contingent deferred sales charge (“CDSC”).
*** Reflects no deduction for fees, expenses or taxes.

45

Risk/Return Summary and Fund Expenses	Tax-Free Securities Fund

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. Annual Fund operating expenses are based on amounts incurred during the fiscal year ended July 31, 2009. While the Fund’s Management fee and distribution and service (12b-1) fee are contractually set as a percentage of Fund assets, other expenses may not vary with Fund assets. As a result, a decline in assets may result in higher total Fund operating expenses as a percentage of assets. If you purchase shares through a broker or other investment representative, including an affiliate of the Adviser, they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.

Contingent Deferred
Sales Charge

As set forth in the table, certain shares impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge (“CDSC”).

Fees and Expenses

Shareholder Transaction Expenses	A	B	C
(expenses paid by you directly)	Shares	Shares	Shares

Maximum sales charge (load) on purchases (as a % of offering price)	4.00% [1]	None	None

Maximum deferred sales charge (load) (as a % of offering price or sale price, whichever is less)	None	5.00%[2]	1.00% [3]

Annual Fund Operating Expenses	A		B	C
(fees paid from Fund assets)	Shares		Shares	Shares

Management fee*	0.60%		0.60%	0.60%

Distribution and service (12b-1) fee	0	.40%*	1.00%	1.00%

Other expenses†	0.31%		0.31%	0.31%

Total Annual Fund operating expenses*†	1.31%		1.91%	1.91%

Contractual fee waivers*	(0	.15)%	—	—

Net operating expenses*†	1.16%		1.91%	1.91%

* The Adviser is voluntarily limiting the Management fee to 0.45%. The Fund is limiting the 12b-1 fee for Class A shares to 0.25% through November 30, 2010. Net operating expenses after these fee waivers are estimated to be 1.01%, 1.76% and 1.76% for Class A, B and C shares, respectively. Voluntary expense limitations may be revised or canceled at any time.
† Based on amounts incurred during the fiscal year ended July 31, 2009. A decline in assets may result in higher expenses as a percentage of assets.

1 Lower sales charges are available depending upon the amount invested. Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 fees.

2 A CDSC applies to your redemption of Class B shares before the sixth anniversary of your purchase, declining from 5.00% within the first year to 0.00% after the sixth year. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.

3 A CDSC applies to your redemption of Class C shares redeemed within 12 months of purchase. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.

46

Risk/Return Summary and Fund Expenses	Tax-Free Securities Fund

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

•	$10,000 initial investment in the Fund

•	5.00% annual return

•	no changes in the Fund’s operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different. Operating expenses, and therefore the amount of fees and expenses you would pay, may increase as a percentage of assets should the Fund’s total assets decrease.
Expense Example

	1	3	5	10
	Year	Years	Years	Years

Class A Shares	$513	$784	$1,076	$1,903

Class B Shares
Assuming redemption	$694	$900	$1,232	$2,077
Assuming no redemption	$194	$600	$1,032	$2,077

Class C Shares
Assuming redemption	$294	$600	$1,032	$2,233
Assuming no redemption	$194	$600	$1,032	$2,233

Approximately eight years after your original purchase of Class B shares, those Class B shares will automatically convert to Class A shares.

47

Risk/Return Summary and Fund Expenses	High Grade Short Intermediate

Fixed Income Fund

Risk/Return Summary

Investment Objectives	• High current income consistent with prudent capital risk • Secondarily, capital appreciation

Principal Investment Strategies	The High Grade Short Intermediate Fixed Income Fund invests at least 80% of its net assets plus borrowings for investment purposes in fixed income securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities and investment grade corporate debt securities (the Fund will provide its shareholders with at least 60 days’ prior notice of any change in this non-fundamental investment policy). It may invest up to 25% of its total assets in investment grade dollar denominated debt securities of foreign companies and governments, and may use derivative instruments such as futures contracts, options, and other investment techniques for the purpose of cash flow management and/or risk reduction. Up to 10% of its net assets may be invested in debt securities rated below investment grade (“junk bonds”). Under normal market and interest rate conditions, the Fund’s duration (the dollar-weighted average term-to-maturity of the present value of its portfolio’s cash flows) will be between two and five years.

The Fund focuses on maximizing income consistent with prudent investment risk within this duration range. The Fund seeks to increase its total return by shortening the average maturity of its portfolio securities when it expects interest rates to increase, and lengthening the average maturity to take advantage of expected interest rate declines. The Fund’s share value will likely be less volatile than the High Grade Core Fixed Income Fund, because the Fund will generally have a shorter average portfolio maturity.

Principal Investment Risks	Because the values of and income generated by the Fund’s investments will fluctuate with market conditions, so will the value of and income generated by your investment in the Fund. In addition, the securities of many U.S. Government agencies or instrumentalities that the Fund may invest in, such as the Federal Home Loan Bank, Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, are neither issued nor explicitly guaranteed by the U.S. Government, and are generally supported only by the credit of the issuer. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

The values of and income generated by the Fund’s investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average maturity of the Fund’s investment portfolio, the greater the fluctuation in value. The value of any of the Fund’s investments may also decline in response to events affecting the issuer or its credit rating. The value of investments by the Fund in junk

48

Risk/Return Summary and Fund Expenses	High Grade Short Intermediate

Fixed Income Fund

bonds, if any, and the value of investments in derivative instruments, if any, may rise or fall more rapidly than the value of other investments. In addition, because the Fund may invest up to 25% of its total assets in debt securities of foreign companies and government issuers, it may be affected by a variety of economic and political factors specific to those foreign countries.

Portfolio Holdings	A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information.

Who May Want to Invest?
Consider investing in the Fund if you:
  • want current income
  • want less fluctuation in the value of your investment than a long-term bond fund
  • want a high level of liquidity
  • want professional portfolio management

This Fund is not appropriate for anyone seeking: • stability of principal • income exempt from federal and state taxes

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

49

Risk/Return Summary and Fund Expenses	High Grade Short Intermediate

Fixed Income Fund

The chart and table on this page show how the High Grade Short Intermediate Fixed Income Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. Prior to July 2006, the Fund was restricted to investing 100% of its assets in bonds, notes and bills issued by the U.S. Government and its agencies, and in repurchase agreements for which those securities were held as collateral.

The bar chart shows changes in the yearly pre-tax performance of the Fund over a period of ten years to demonstrate that the Fund has gained and lost value at different times. The table below it compares the performance of the Fund over time to the BofA Merrill Lynch Domestic Master 1-5 Year Index (formerly Merrill Lynch Domestic Master 1-5 Year Index), a broad-based measure of the total rate of return performance of short-term U.S. investment grade bond markets.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

Best quarter:	Q4	2000	3.94%
Worst quarter:	Q2	2004	−2.11%
Performance Bar Chart
Year-by-Year Total Returns as of 12/31
for Class A Shares

The bar chart does not reflect the impact of any applicable sales charges or taxes, and if these amounts were reflected returns would be lower than those shown. The pre-tax returns of Class C shares will differ from the Class A returns shown in the bar chart because of differences in each Class’ expenses. For the period January 1, 2009 through September 30, 2009, the aggregate (non-annualized) pre-tax total return of Class A shares was 5.29%.

Performance Table
Average Annual Total Returns
(for the periods ended December 31, 2008)

Average annual total returns are shown on a before and after-tax basis for Class A shares only. After-tax returns for Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

	Past	Past 5	Past 10
	Year	Years*	Years*

Class A (with 2.25% sales charge)
— Before Taxes	3.16%	2.93%	3.81%
— After Taxes on Distributions	1.79%	1.66%	2.32%
— After Taxes on Distributions and Sale of Fund Shares	2.03%	1.74%	2.34%

Class C (with applicable CDSC)**	3.72%	2.66%	3.67%

BofA Merrill Lynch Domestic Master 1-5 Year Index***	5.08%	4.22%	5.23%

* Class C shares of the Fund commenced operations on April 30, 2004. Performance information for Class C shares prior to such date is based upon the performance of Class A shares, which does not reflect the higher 12b-1 fees. Had the higher 12b-1 fees been incorporated, total return figures would have been adversely affected.
** Reflects no deduction for taxes. See next page for a description of the contingent deferred sales charge (“CDSC”).
*** Reflects no deduction for fees, expenses or taxes.

50

Risk/Return Summary and Fund Expenses	High Grade Short Intermediate

Fixed Income Fund

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. Annual Fund operating expenses are based on amounts incurred during the fiscal year ended July 31, 2009. While the Fund’s Management fee and distribution and service (12b-1) fee are contractually set as a percentage of Fund assets, other expenses may not vary with Fund assets. As a result, a decline in assets may result in higher total Fund operating expenses as a percentage of assets. If you purchase shares through a broker or other investment representative, including an affiliate of the Adviser, they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.

Contingent Deferred
Sales Charge

As set forth in the table, certain shares impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge (“CDSC”).

Fees and Expenses

Shareholder Transaction Expenses	A	C
(expenses paid by you directly)	Shares	Shares

Maximum sales charge (load) on purchases (as a % of offering price or sale price, whichever is less)	2.25% [1]	None

Maximum deferred sales charge (load) (as a % of offering price)	None	1.00% [2]

Annual Fund Operating Expenses	A		C
(fees paid from Fund assets)	Shares		Shares

Management fee*	0.50%		0.50%

Distribution and service (12b-1) fee	0	.40%*	1.00%

Other expenses†	0.40%		0.40%

Total Annual Fund operating expenses*†	1.30%		1.90%

Contractual fee waivers*	(0	.15)%	—

Net operating expenses*†	1.15%		1.90%

* The Adviser is voluntarily limiting the Management fee in order to voluntarily cap Total Annual Fund operating expenses. The Fund is limiting the 12b-1 fee for Class A shares to 0.25% through November 30, 2010. Net operating expenses after these fee waivers are estimated to be 0.77% and 1.52% for Class A and Class C shares, respectively. Voluntary expense limitations may be revised or canceled at any time.
† Based on amounts incurred during the fiscal year ended July 31, 2009. A decline in assets may result in higher expenses as a percentage of assets.

1 Lower sales charges are available depending upon the amount invested. Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 fees.
2 A CDSC applies to your redemption of Class C shares redeemed within 12 months of purchase. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.

51

Risk/Return Summary and Fund Expenses	High Grade Short Intermediate

Fixed Income Fund

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

•	$10,000 initial investment in the Fund
•	5.00% annual return
•	no changes in the Fund’s operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different. Operating expenses, and therefore the amount of fees and expenses you would pay, may increase as a percentage of assets should the Fund’s total assets decrease.

The Fund does not have any outstanding Class B shareholders and Class B shares of the Fund are not being offered to the public.

Expense Example

	1	3	5	10
	Year	Years	Years	Years

Class A Shares	$340	$613	$908	$1,745

Class C Shares
Assuming redemption	$293	$597	$1,026	$2,222
Assuming no redemption	$193	$597	$1,026	$2,222

52

Risk/Return Summary and Fund Expenses	Tax-Free Short Intermediate

Securities Fund

Risk/Return Summary

Investment Objective	• High current income that is exempt from federal and Hawaii income tax, with greater stability in the price of your investment than a long-term bond fund

Principal Investment Strategies	The Tax-Free Short Intermediate Securities Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in investment grade municipal obligations — debt securities that pay interest which, in the opinion of counsel to the issuer, is exempt from both federal income tax and the federal alternative minimum tax. (This fundamental policy cannot be changed without shareholder approval.) The Fund normally invests 50-75% of its net assets in Hawaii municipal obligations — debt securities issued by or on behalf of the State of Hawaii and its political subdivisions, agencies and instrumentalities that pay interest which is exempt from Hawaii income tax as well as federal income tax. However, there may be extended periods of time when the Fund will be below this range due to a lack of supply or above this range due to the availability of attractive issues of Hawaii municipal obligations.

To achieve greater price stability than a long-term bond fund, under normal market conditions the average remaining maturity of the Fund’s investment portfolio (measured on a dollar-weighted basis) will be from two to five years. The Fund focuses on maximizing tax-exempt income consistent with prudent investment risk within this maturity range. The Fund’s share value will likely be less volatile than the Tax-Free Securities Fund, because the Fund generally will have a shorter average portfolio maturity. The Fund may also invest in other kinds of debt instruments issued by foreign and domestic companies and governments, and may use derivative instruments such as futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction. The Fund is non-diversified, which means that its assets may be invested in fewer issuers than diversified funds.

Principal Investment Risks	Because the values of and income generated by the Fund’s investments will fluctuate with market conditions, so will the value of and income generated by your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

The values of and income generated by the Fund’s investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average maturity of the Fund’s investment portfolio, the greater the fluctuation in value. The values of any of the Fund’s investments may also decline in response to events affecting the issuer or its credit rating. The value of investments by the Fund in derivative instruments, if any, may rise or fall more rapidly than the value of other investments. A portion of the Fund’s net assets (normally not more than 20%) may be invested in securities that pay interest which is subject to the federal alternative minimum tax.

53

Risk/Return Summary and Fund Expenses	Tax-Free Short Intermediate

Securities Fund

The Fund is non-diversified, which means that its portfolio may be invested in fewer issuers than most mutual funds. As a result, the value of your shares may be impacted more by events affecting one or a few of the Fund’s investments than would otherwise be the case. Since the Fund invests significantly in securities of issuers in Hawaii, it also will be affected by a variety of Hawaiian economic and political factors.

Portfolio Holdings	A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information.

Who May Want to Invest?
Consider investing in the Fund if you:
  • want current income that is exempt from federal and Hawaii income tax
  • want less fluctuation in the value of your investment than a long-term bond fund
  • want a high level of liquidity
  • want professional portfolio management

This Fund is not appropriate for anyone seeking: • stability of principal • income that is not subject to federal alternative minimum tax • capital appreciation

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

54

Risk/Return Summary and Fund Expenses	Tax-Free Short Intermediate

Securities Fund

The chart and table on this page show how the Tax-Free Short Intermediate Securities Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund over a period of ten years to demonstrate that the Fund has gained and lost value at different times. The table below it compares the performance of the Fund over time to the Barclays Capital Hawaii 3-Year Municipal Bond Index (formerly Lehman Brothers Hawaii 3-Year Municipal Bond Index), an index of predominately Hawaiian bonds with a maturity range of two to four years.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

Best quarter:	Q2	2002	2.86%
Worst quarter:	Q2	2004	−1.56%
Performance Bar Chart
Year-by-Year Total Returns as of 12/31 for Class A Shares

The bar chart does not reflect the impact of any applicable sales charges or taxes, and if these amounts were reflected returns would be lower than those shown. The pre-tax returns of Class C shares will differ from the Class A returns shown in the bar chart because of differences in each Class’ expenses. For the period January 1, 2009 through September 30, 2009, the aggregate (non-annualized) pre-tax total return of Class A shares was 2.77%.

Performance Table
Average Annual Total Returns
(for the periods ended December 31, 2008)

Average annual total returns are shown on a before and after-tax basis for Class A shares only. After-tax returns for Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

	Past	Past 5	Past 10
	Year	Years*	Years*

Class A (with 2.25% sales charge)
— Before Taxes	0.85%	1.64%	2.73%
— After Taxes on Distributions	0.83%	1.58%	2.68%
— After Taxes on Distributions and Sale of Fund Shares	1.54%	1.73%	2.71%

Class C (with applicable CDSC)**	1.39%	1.39%	2.60%

Barclays Capital Hawaii 3-Year Municipal Bond Index***	6.20%	3.28%	4.12%

*Class C shares of the Fund commenced operations on April 30, 2004. Performance information for Class C shares prior to such date is based upon the performance of Class A shares, which does not reflect the higher 12-1 fees. Had the higher 12b-1 fees been incorporated, total return figures would have been adversely affected.
** Reflects no deduction for taxes. See next page for a description of the contingent deferred sales charge (“CDSC”).
*** Reflects no deduction for fees, expenses or taxes.

55

Risk/Return Summary and Fund Expenses	Tax-Free Short Intermediate

Securities Fund

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. Annual Fund operating expenses are based on amounts incurred during the fiscal year ended July 31, 2008. While the Fund’s Management fee and distribution and service (12b-1) fee are contractually set as a percentage of Fund assets, other expenses may not vary with Fund assets. As a result, a decline in assets may result in higher total Fund operating expenses as a percentage of assets. If you purchase shares through a broker or other investment representative, including an affiliate of the Adviser, they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.

Contingent Deferred
Sales Charge

As set forth in the table, certain shares impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge (“CDSC”).

Fees and Expenses

Shareholder Transaction Expenses	A		C
(expenses paid by you directly)	Shares		Shares

Maximum sales charge (load) on purchases (as a % of offering price)	2.25%	[1]	None

Maximum deferred sales charge (load) (as a % of offering price or sale price, whichever is less)	None		1.00%	[2]

Annual Fund Operating Expenses	A		C
(fees paid from Fund assets)	Shares		Shares

Management fee*	0.50%		0.50%

Distribution and service (12b-1) fee	0	.40%*	1.00%

Other expenses†	0.41%		0.41%

Acquired fund fees and expenses[3]	0.01%		0.01%

Total Annual Fund operating expenses*†	1.32%		1.92%

Contractual fee waivers*	(0	.15)%	—

Net operating expenses*†	1.17%		1.92%

* The Adviser is voluntarily limiting the Management fee to 0.40%. The Fund is limiting the 12b-1 fee to 0.25% through November 30, 2010. Net operating expenses after these fee waivers are estimated to be 1.07% and 1.82% for Class A and Class C shares, respectively. Voluntary expense limitations may be revised or canceled at any time.
† Based on amounts incurred during the fiscal year ended July 31, 2009. A decline in assets may result in higher expenses as a percentage of assets.

1 Lower sales charges are available depending upon the amount invested. Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 fees.

2 A CDSC applies to your redemption of Class C shares redeemed within 12 months of purchase. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.

3 In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the underlying funds in which it invests (“Acquired Funds”). These Acquired Fund fees and expenses are not included in the Financial Highlights section of this prospectus, which reflects only the Net operating expenses (excluding Acquired Fund fees and expenses) of each Fund.

56

Risk/Return Summary and Fund Expenses	Tax-Free Short Intermediate

Securities Fund

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

•	$10,000 initial investment in the Fund
•	5.00% annual return
•	no changes in the Fund’s operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different. Operating expenses, and therefore the amount of fees and expenses you would pay, may increase as a percentage of assets should the Fund’s total assets decrease.

The Fund does not have any outstanding Class B shareholders and Class B shares of the Fund are not being offered to the public.
Expense Example

	1	3	5	10
	Year	Years	Years	Years

Class A Shares	$342	$619	$918	$1,767

Class C Shares
Assuming redemption	$295	$603	$1,037	$2,243
Assuming no redemption	$195	$603	$1,037	$2,243

57

Risk/Return Summary and Fund Expenses	U.S. Government Short

Fixed Income Fund

Risk/Return Summary

Investment Objective	• High current income consistent with preservation of capital

Principal Investment Strategies	The U.S. Government Short Fixed Income Fund invests 100% of its total investable assets in short-term debt securities issued or guaranteed by the U.S. Government and its agencies. (The Fund will provide its shareholders with at least 60 days’ prior notice of any change in this non-fundamental investment policy.) The Fund may invest in these securities directly, or indirectly through other investment companies or trusts that invest all of their assets in such securities. The Fund may from time to time invest a substantial portion or all of its assets in certain categories of U.S. Government securities that pay interest which is exempt from Hawaii income tax. Under normal market and interest rate conditions, the Fund’s target duration (the dollar-weighted average term-to-maturity of the present value of its portfolio’s cash flows) is not expected to exceed 2.5 years; however, the Fund may purchase portfolio securities with effective maturities of up to five years at the time of purchase. (As a result, the effective maturity of these securities may be shorter than the stated maturity. For purposes of compliance with stated maturity policies and calculation of the Fund’s weighted average maturity, the effective maturity of such securities will be used.) The Fund focuses on maximizing income consistent with prudent investment risk within these duration and maturity ranges.

Principal Investment Risks	Although the Fund invests in short-term securities, it is not a money market fund. Because the values of and income generated by the Fund’s investments will fluctuate with market conditions, so will the value of and income generated by your investment in the Fund. In addition, the securities of many U.S. Government agencies or instrumentalities that the Fund may invest in, such as the Federal Farm Credit Bank, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Federal Home Loan Bank, are neither issued nor guaranteed by the U.S. Government, and are generally supported only by the credit of the issuer. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

The values of and income generated by the Fund’s investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average maturity of the Fund’s investment portfolio, the greater the fluctuation in value. The values of any of the Fund’s investments may also decline in response to events affecting the issuer or its credit rating.

Portfolio Holdings	A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information.

Who May Want to Invest?
Consider investing in the Fund if you:
  • want current income
  • want less fluctuation in the value of your investment than a long-term bond fund
  • want a high level of liquidity
  • want professional portfolio management
This Fund is not appropriate for anyone seeking:
  • guaranteed safety of principal
  • income exempt from federal and state taxes
  • capital appreciation

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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Risk/Return Summary and Fund Expenses	U.S. Government Short

Fixed Income Fund

The chart and table on this page show how the U.S. Government Short Fixed Income Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. Prior to July 2006, the Fund’s target duration was no greater than one year. The bar chart shows changes in the yearly pre-tax performance of the Fund since its inception to demonstrate that the Fund has gained and lost value at different times. The table below it compares the performance of the Fund over time to the BofA Merrill Lynch 1-3 Year U.S. Treasury Index (formerly Merrill Lynch 1-3 Year U.S. Treasury Index), an index comprised of United States Treasury issues with maturities from one to three years. Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

Best quarter:	Q4	2008	2.73%
Worst quarter:	Q2	2004	—0.73%

Performance Bar Chart
Year-by-Year Total Returns as of 12/31
for Class A Shares*

The bar chart does not reflect the impact of any applicable sales charges or taxes, and if these amounts were reflected returns would be lower than those shown. The pre-tax returns for Class B and Class C shares differ from the Class A returns shown in the bar chart because of differences in each Class’ expenses. For the period January 1, 2009 through September 30, 2009, the aggregate (non-annualized) pre-tax total return of Class A shares was 0.45%.

Performance Table
Average Annual Total Returns
(for the periods ended December 31, 2008)

Average annual total returns are shown on a before and after-tax basis for Class A shares only. After-tax returns for Class B and Class C shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

	Performance	Past	Past 5	Since
	Inception*	Year	Years*	Inception*

Class A (with 2.25% sales charge)	6/01/00
— Before Taxes		3.10%	3.14%	3.58%
— After Taxes on Distributions		1.97%	2.04%	2.36%
— After Taxes on Distributions and Sale of Fund Shares		1.99%	2.03%	2.32%

Class B (with applicable CDSC)**	6/01/00	0.73%	2.67%	3.14%

Class C (with applicable CDSC)**	6/01/00	3.73%	2.85%	3.10%

BofA Merrill Lynch 1-3 Year
U.S. Treasury Index***	5/31/00	6.61%	4.06%	4.71%

* Class A, Class B and Class C shares were not in existence prior to August 1, 2000, August 1, 2000 and April 30, 2004, respectively. Performance information for Class C shares prior to April 30, 2004 is based upon the performance of Class B shares. Performance information for Class A and Class B shares prior to August 1, 2000 is based upon the performance of Class Y shares, which does not reflect the higher 12b-1 fees. Had the higher 12b-1 fees been incorporated, before and after-tax total return figures would have been adversely affected.
** Reflects no deduction for taxes. See next page for a description of the contingent deferred sales charge (“CDSC”).
*** Reflects no deduction for fees, expenses or taxes.

59

Risk/Return Summary and Fund Expenses	U.S. Government Short

Fixed Income Fund

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. Annual Fund operating expenses are based on amounts incurred during the fiscal year ended July 31, 2009. While the Fund’s Management fee and distribution and service (12b-1) fee are contractually set as a percentage of Fund assets, other expenses may not vary with Fund assets. As a result, a decline in assets may result in higher total Fund operating expenses as a percentage of assets. If you purchase shares through a broker or other investment representative, including an affiliate of the Adviser, they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.

Contingent Deferred
Sales Charge

As set forth in the table, certain shares impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge (“CDSC”).

Fees and Expenses

Shareholder Transaction Expenses	A		B		C
(expenses paid by you directly)	Shares		Shares		Shares

Maximum sales charge (load) on purchases (as a % of offering price)	2.25%	[1]	None		None

Maximum deferred sales charge (load) (as a % of offering price or sale price, whichever is less)	None		5.00%	[2]	1.00%	[3]

Annual Fund Operating Expenses	A		B	C
(fees paid from Fund assets)	Shares		Shares	Shares

Management fee*	0.40%		0.40%	0.40%

Distribution and service (12b-1) fee	0	.40%*	1.00%	1.00%

Other expenses†	0.38%		0.38%	0.38%

Acquired fund fees and expenses[4]	0.01%		0.01%	0.01%

Total Annual Fund operating expenses*†	1.19%		1.79%	1.79%

Contractual fee waivers*	(0	.15)%	—	—

Net operating expenses*†	1.04%		1.79%	1.79%

* The Adviser is voluntarily limiting the Management fee in order to voluntarily cap Total Annual Fund operating expenses. The Fund is limiting the 12b-1 fees for Class A shares to 0.25% through November 30, 2010. Net operating expenses after these fee waivers are estimated to be 0.76%, 1.51% and 1.51% for Class A, B and C shares, respectively. Voluntary expense limitations may be revised or canceled at any time.
† Based on amounts incurred during the fiscal year ended July 31, 2009. A decline in assets may result in higher expenses as a percentage of assets.

1 Lower sales charges are available depending upon the amount invested. Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 fees.

2 A CDSC applies to your redemption of Class B shares before the sixth anniversary of your purchase, declining from 5.00% within the first year to 0.00% after the sixth year. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.

3 A CDSC applies to your redemption of Class C shares redeemed within 12 months of purchase. Long-term shareholders may pay indirectly more than the equivalent of the maximum deferred sales charge due to the recurring nature of 12b-1 fees.

4 In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the underlying funds in which it invests (“Acquired Funds”). These Acquired Fund fees and expenses are not included in the Financial Highlights section of this prospectus, which reflects only the Net operating expenses (excluding Acquired Fund fees and expenses) of each Fund.

60

Risk/Return Summary and Fund Expenses	U.S. Government Short

Fixed Income Fund

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

•	$10,000 initial investment in the Fund
•	5.00% annual return
•	no changes in the Fund’s operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different. Operating expenses, and therefore the amount of fees and expenses you would pay, may increase as a percentage of assets should the Fund’s total assets decrease.
Expense Example

	1	3	5	10
	Year	Years	Years	Years

Class A Shares	$329	$580	$850	$1,623

Class B Shares
Assuming redemption	$682	$863	$1,170	$1,948
Assuming no redemption	$182	$563	$970	$1,948

Class C Shares
Assuming redemption	$282	$563	$970	$2,105
Assuming no redemption	$182	$563	$970	$2,105

Approximately eight years after your original purchase of Class B shares, those Class B shares will automatically convert to Class A shares.

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         Principal Risks

Discussion of Risks

Like all investments, investing in the Funds entails risks. Many factors affect the value of an investment in a Fund, and the value of your investment in any of the Funds will go up and down, which means you could lose money. The factors most likely to have a significant impact on a Fund’s portfolio are called “principal risks.” The principal risks for each Fund are identified in each Fund description and are noted below. However, each Fund may be subject to the risks described below and other risks. The Statement of Additional Information contains additional information about the Funds, their investment strategies and related risks. You should consider an investment in any of the Funds as a long-term investment.

Stocks (All Equity Funds). The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions, and stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term high-grade fixed income securities.

Small Companies (All Equity Funds, particularly Small Cap Fund). Securities of smaller and newer companies may present greater opportunities than larger and more established companies for capital appreciation because of high potential earnings growth. But they also involve greater risk. Such companies may have limited product lines, markets or financial resources, or may depend on a small group of key managers. Their securities may trade less frequently or in limited volume, or only in the over-the-counter market or on a regional stock exchange. As a result, these securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

Mid Sized Companies (All Equity Funds, particularly Mid-Cap Fund). Securities of mid sized companies may present greater opportunities than larger and more established companies for capital appreciation because of high potential earnings growth. But they also involve greater risk. These securities may trade less frequently or in limited volume. As a result, these securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

Foreign Securities (All Equity Funds, particularly New Asia Growth and International Stock Funds). Investments in foreign securities involve risks that are not typically associated with domestic securities. Changes in foreign currency exchange rates will affect the values of investments quoted or payable in currencies other than the U.S. dollar. Less information may be publicly available about foreign issuers. They also are not generally subject to the same accounting, auditing and financial reporting standards as domestic issuers. Foreign stock markets have different clearance and settlement procedures, and may have higher brokerage commissions and transaction costs, than U.S. markets. In addition, foreign exchanges, brokers and issuers generally are not supervised or regulated as closely as in the United States. Furthermore, foreign income tax laws may require withholding of taxes on interest, gains or dividends. Certain other adverse developments could also occur, such as expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect investments and the ability to enforce contracts.

Emerging Markets (All Equity Funds, particularly New Asia Growth and International Stock Funds). The securities markets of developing countries involve greater risks than more developed markets. These securities markets are not as large as U.S. markets, have substantially less trading volume, and generally

62

Principal Risks

have a high concentration of investors and financial intermediaries, resulting in the potential for lower liquidity and higher price volatility.

Substantial economic uncertainties exist for developing countries. They may have overburdened infrastructures and obsolete financial systems as well as environmental problems. Certain economies depend on exports of primary commodities and are vulnerable to changes in commodity prices, which in turn may be affected by a variety of factors. In addition, the governments of many such countries have a heavy role in regulating and supervising their economies, and their economies are heavily export oriented and dependent on international trade. Certain developing countries are large debtors to commercial banks and foreign governments. Some have experienced substantial and volatile rates of inflation and currency devaluations.

Substantial social and political uncertainties also exist for many developing countries. These may result from factors such as authoritarian governments; popular unrest associated with demands for improved political, economic and social conditions; internal insurgencies and hostile relationships with neighboring countries. This instability could impair the financial conditions of issuers or disrupt their financial markets.

A variety of other factors may also adversely impact investments in countries with emerging securities markets. These include matters such as archaic legal systems; inflation accounting rules that indirectly generate losses or profits; less developed systems for registration, transfer and custody of securities; restrictions on foreign investments in capital markets; limitations on the manner in which the Funds may invest in securities; and limitations on repatriation of income, capital, or the proceeds of sales of securities.

Convertible Securities (All Equity Funds). The Funds may purchase convertible securities that are fixed-income debt securities or preferred stocks, and which may be converted at a stated price within a specified period of time into a certain quantity of common stock of the same or other issuers. Convertible securities are usually subordinated in right of payment to nonconvertible debt securities of the same issuer, but are senior to common stocks in an issuer’s capital structure. Their prices tend to be influenced by changes in interest rates (in the same manner as described below for debt securities) as well as changes in the market value of the common stock into which they can be converted.

Derivative Instruments (All Funds, except the U.S. Government Short Fixed Income Fund). The values of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that a Fund may lose more than the original amount invested in any derivative instrument. The use of derivative instruments may also expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities, including: 1) the risk that an instrument is temporarily mispriced; 2) credit or performance risk on the amount a Fund expects to receive from a counterparty; 3) the risk that securities prices, interest rates and currency markets will move adversely; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; and 5) the possible absence of a liquid secondary market for any particular instrument.

Debt Securities (All Funds, particularly Fixed Income Funds). The values of and income generated by the debt securities held by the Funds fluctuate in response to movements in interest rates. When rates rise, the values generally fall, and when rates decline, the values generally increase. In addition, the issuers of any of the debt securities held by the Funds may fail to pay interest or principal when due, although the U.S. Treasury securities held by the Funds are direct obligations of the U.S. Government.

63

Principal Risks

The Funds generally only acquire bonds that are rated “investment grade” at the time of purchase, which means they are rated in one of the top four categories by a nationally recognized statistical rating organization, or unrated obligations that the Adviser or a Fund’s Sub-Adviser determines are of comparable quality. However, obligations with the lowest of these ratings have some speculative characteristics, and changes in economic conditions are more likely to lead to the issuer’s weakened capacity to make principal and interest payments than higher rated securities. If the rating of a security decreases after a Fund buys it, or it is no longer rated, the Adviser or the Fund’s Sub-Adviser will decide whether the Fund should continue to hold the security.

U.S. Government securities include not only U.S. Treasury obligations, but also obligations of various agencies and instrumentalities of the U.S. Government. Some of these are supported by the full faith and credit of the U.S. Treasury, but others, such as the Federal Farm Credit Bank, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Federal Home Loan Bank, are supported only by the issuer’s right to borrow from the U.S. Treasury, by the discretionary authority of the U.S. Government to purchase the agency’s obligations, or by the instrumentalities’ own credit. The U.S. Government might not provide financial support to instrumentalities it sponsors if it is not legally obligated to do so. However, the Funds will invest in the obligations of such instrumentalities only when the Adviser or the Fund’s Sub-Adviser believes that the credit risk is minimal.

As of September 7, 2008, the Federal Housing Finance Agency has been appointed to be the conservator of the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae) for an indefinite period with the stated purpose to preserve and conserve each entity’s assets and property and to put each entity in a sound and solvent condition. The effect that this conservatorship will have on the entities’ debt and equities is unclear. During the conservatorship, each entity’s obligations are expected to be paid in the normal course of business. Although no express guarantee exists for the debt or mortgage-backed securities issued by the entities, the U.S. Department of the Treasury continues to monitor current market conditions and develop means to enhance the ability of the entities to meet their obligations.

Investment Company Securities (All Funds). Each Fund may invest in securities issued by other investment companies, including (to the extent permitted by the 1940 Act) other investment companies managed by AMG. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. Accordingly, in addition to bearing their proportionate share of the relevant Fund’s expenses (i.e., management fees and operating expenses), shareholders will also indirectly bear similar expenses of any other investment companies or trusts in which the Fund invests.

Junk Bonds (New Asia Growth Fund, High Grade Core Fixed Income Fund and High Grade Short Intermediate Fixed Income Fund). The Funds may invest up to 10% of their respective net assets in securities rated below investment grade or of comparable quality, commonly referred to as “junk bonds” or ”high yield/high risk securities.” These investments are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal as required, and generally are less liquid and have greater price volatility than higher rated securities. The Funds may not purchase debt securities that are in default, except that the New Asia Growth Fund may invest up to 5% of its total assets in sovereign (government) debt that is in default.

Municipal Obligations (All Fixed Income Funds, except the U.S. Government Short Fixed Income Fund). The Funds may purchase not only “general obligation” municipal bonds (which are secured by the pledge of

64

Principal Risks

a municipality’s faith, credit and taxing power), but also “revenue” bonds, which depend for payment of principal and interest on the revenues obtained from a specific project or facility. In addition, the Funds may invest in municipal bonds covered by insurance and in “moral obligation” bonds. Insurance minimizes the risks of payment delays or defaults, but does not guarantee the market value of the insured bonds. Moral obligation bonds are issued by a municipality or a state financial intermediary and backed by the moral obligation pledge of a state government to appropriate funds in the future if the primary issuer defaults, but the state is not legally bound to honor the pledge.

The Funds may purchase municipal notes with maturities at the time of issuance of three years or less. These generally are issued in anticipation of the receipt of tax funds, of the proceeds of bond placements, or of other revenues. The issuer’s ability to make payments therefore depends on such receipts.

The Tax-Free Securities Fund and Tax-Free Short Intermediate Securities Fund invest significantly in municipal obligations of issuers located in Hawaii. The values of shares of these Funds therefore will be affected by economic and political developments in Hawaii.

65

         Fund Management

The Investment Adviser

The Asset Management Group of Bank of Hawaii (“AMG” or the “Adviser”), located at 130 Merchant Street, Suite 370, Honolulu, Hawaii 96813, is the investment adviser for the Funds. As of September 30, 2009, AMG’s asset management team managed $3.3 billion in mutual fund assets. In addition, certain AMG employees also manage approximately $1.19 billion in assets on behalf of Bank of Hawaii clients.

Each of the Funds paid the Adviser and Sub-Advisers as follows during the fiscal year ended July 31, 2009:

	Percentage of	Percentage of
	average net assets	average net assets
	(Adviser fees only)	(Sub-Adviser fees only)

New Asia Growth Fund	0.40%	0.50%

International Stock Fund*	0.35%	0.55%

Small Cap Fund*	0.36%	0.64%

Mid-Cap Fund*	0.35%	0.20%

Growth Stock Fund*	0.35%	0.25%

Growth and Income Fund*	0.35%	0.25%

Value Fund*	0.35%	0.25%

High Grade Core Fixed Income Fund*	0.45%

Tax-Free Securities Fund*	0.45%

High Grade Short Intermediate Fixed Income Fund*	0.12%

Tax-Free Short Intermediate Securities Fund*	0.40%

U.S. Government Short Fixed Income Fund*	0.05%

  * The Adviser voluntarily waived a portion of its fees for the fiscal year. These waivers may be cancelled or revised at any time. Contractual fees (without waivers) are: International Stock Fund, 0.45%; Small Cap Fund, 0.40% on assets managed by Nicholas-Applegate Capital Management, 0.40% on assets managed by Wellington Management Company, LLP and 0.55% on assets managed by Mellon Capital Management Corporation; Mid-Cap Fund, 0.60%; Growth Stock Fund, 0.55%; Growth and Income Fund, 0.55%; Value Fund, 0.55%; High Grade Core Fixed Income Fund, 0.60%; Tax-Free Securities Fund, 0.60%; High Grade Short Intermediate Fixed Income Fund, 0.50%; Tax-Free Short Intermediate Securities Fund, 0.50%; and U.S. Government Short Fixed Income Fund, 0.40%.

The Sub-Advisers

First State Investments International Limited (“First State”), located at 23 St. Andrew Square, Edinburgh EH2 1BB, is the sub-adviser to the New Asia Growth Fund, and provides investment advisory services with respect to management of that Fund’s portfolio. For the sub-adviser’s services, the Fund pays First State 0.50% of the Fund’s average daily net assets.

Hansberger Global Investors, Inc. (“Hansberger”), located at 401 East Las Olas Blvd., Suite 1700, Fort Lauderdale, Florida 33301, is the sub-adviser to the International Stock Fund, and provides investment advisory services with respect to management of that Fund’s portfolio. For the sub-adviser’s services, the Fund pays Hansberger 0.60% of the first $75 million of the Fund’s average daily net assets and 0.35% of its average daily net assets in excess of $75 million.

Nicholas-Applegate Capital Management (“NACM”), located at 600 West Broadway, San Diego, California 92101, is the sub-adviser for a portion of the Small Cap Fund, and provides investment advisory services with

66

Fund Management

respect to that portion of the Fund’s portfolio. For the sub-adviser’s services, the Fund pays NACM an annual fee at the rate of 0.70% of average daily net assets it manages using a “systematic small cap” strategy.

Wellington Management Company, LLP (“Wellington Management”), is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is the sub-adviser for a portion of the Small Cap Fund, and provides investment advisory services with respect to that portion of the Fund’s portfolio. Wellington Management receives an annual fee based on the Fund’s assets it manages using a “small cap growth” strategy, at the rate of 0.70% of the first $150 million of average daily net assets and 0.65% of average daily net assets in excess of $150 million.

Mellon Capital Management Corporation (“Mellon Capital”), with principal offices located at 50 Fremont Street, San Francisco, California 94105 and offices at 500 Grant Street, Suite 4200, Pittsburgh, Pennsylvania 15258, is the sub-adviser for a portion of the Small Cap Fund, and provides investment advisory services with respect to that portion of the Fund’s portfolio. Mellon Capital receives an annual fee based on the Fund’s assets it manages using a “small cap value” strategy at the rate of 0.55% of the first $100 million of average daily net assets, 0.50% of the next $100 million of average daily net assets and 0.45% of average daily net assets in excess of $200 million.

Chicago Equity Partners, LLC (“CEP”), located at 180 North LaSalle Street, Suite 3800, Chicago, Illinois, is the sub-adviser to the Mid-Cap Fund, Growth Stock Fund, Growth and Income Fund and Value Fund, and provides investment advisory services with respect to management of those Funds’ portfolios. For the sub-adviser’s services, the Mid-Cap Fund pays CEP 0.20% of the Fund’s average daily net assets. Prior to October 10, 2006, Bankoh Investment Partners, LLC (“BIP”), a joint venture between Bank of Hawaii and CEP, was the sub-adviser for the Mid-Cap Fund and received the same fees. The Growth Stock Fund, the Growth and Income Fund and the Value Fund each pay CEP 0.25% of its respective average daily net assets.

Discussions regarding the basis for the Board of Trustees’ approval of the Funds’ investment advisory and sub-advisory agreements are available in the semi-annual report for the period ended January 31, 2009 and the annual report for the period ended July 31, 2009.

Portfolio Managers

Management of the Funds is coordinated by the Adviser which is staffed with approximately 39 people. Individual portfolio managers or teams are responsible for managing the Funds, as set forth below.

New Asia Growth Fund. Alistair Thompson, Deputy Head of Asia Pacific Ex Japan Equities for First State since January 2004, is responsible for the management of the Fund. He is based in Singapore and for the prior thirteen years worked as an investment manager with Edinburgh Fund Managers and CIM Fund Managers. Mr. Thompson is supported by the nineteen-member Asia Pacific equities team. Mr. Thompson works closely with Martin Lau, Director of Greater China Equities, based in Hong Kong, and Ho Hsiu-Mei, a senior member of the team. Mr. Lau joined First State in April 2002 as a senior portfolio manager, with responsibility for the management of First State’s Greater China and regional funds. Mr Lau started his investment career in 1995 with BZW in London as part of its risk management team. He subsequently spent six years with Invesco as a fund manager responsible for its Greater China funds, Smaller Companies fund and regional portfolios. He holds the Chartered Financial Analyst designation. Ms. Hsiu-Mei has fourteen years of investment experience. She joined First State Investments in January 2003 as a senior portfolio manager and is a specialist in Taiwan, Korea and technology equities.

67

Fund Management

International Stock Fund. The Fund is managed by Thomas R. H. Tibbles and Lauretta (Retz) Reeves. Mr. Tibbles, CFA, joined Hansberger in 1999 and serves as Chief Investment Officer — Growth Strategy and Managing Director — Canada, a portfolio manager and a research analyst. Before joining Hansberger, he was the Head of the Global Equity Team at Indago Capital Management in Toronto, an affiliate of Canada Life. From 1993 until joining Indago in 1996, he served as Vice President, International Equities for Sun Life Investment Management, managing a portfolio of non-North American equity securities for pension and mutual fund clients. Mr. Tibbles began his career in the investment industry in 1986. Ms. Reeves, CFA, joined Hansberger in 1996 and serves as its Co-Chief Investment Officer — Value Strategy, a portfolio manager and a research analyst. From 1987 to 1996, Ms. Reeves was Senior Vice President at Templeton Worldwide in the research and portfolio management group. While at Templeton, Ms. Reeves managed several separate accounts and mutual funds with combined assets of over $1 billion.

Small Cap Fund. A team lead by Mark Roemer is responsible for the day-to-day management of the portion of the Fund’s portfolio managed by NACM using a “systematic small cap” strategy. Mr. Roemer, Senior Vice President, has thirteen years of investment experience. Prior to joining NACM in 2001, he was a principal and U.S. equity product manager with Barclays Global Investors (“BGI”) and was previously a client relationship officer with BGI after having begun his career with Kleinwort Benson Investment Management of London.

Mammen Chally, CFA, Vice President and Equity Portfolio Manager of Wellington Management, is the portfolio manager of the portion of the Fund’s assets managed by Wellington Management using a “small cap growth” strategy. Mr. Chally joined Wellington Management in 1994 and has been an investment professional since 1996. James A. Rullo, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, is also involved in portfolio management and securities analysis of the portion of the Fund’s assets managed by Wellington Management. Mr. Rullo joined Wellington Management in 1994 and has been an investment professional since 1987.

A team led by Ronald P. Gala, CFA, is responsible for the day-to-day management of the portion of the Fund’s portfolio managed by Mellon Capital using a “small cap value” strategy. Mr. Gala, Director and Senior Portfolio Manager, is a team leader for Mellon Capital’s small cap team. He joined Mellon Equity Associates in 1993. Mellon Equity Associates merged into Mellon Capital on December 31, 2007. Prior to joining Mellon Equity Associates, Mr. Gala was a senior portfolio manager with Mellon Financial’s trust group.

Mid-Cap Fund, Growth Stock Fund, Growth and Income and Value Funds. The Funds’ sub-adviser, CEP, utilizes a team approach to manage these Funds. Senior team members include David Coughenour, Robert Kramer and David Johnsen. They are founding members of CEP who have been with the firm since 1989. Mr. Coughenour, Chief Investment Officer — Equity, leads the team. He has nineteen years of industry experience, and is responsible for overseeing all of CEP’s equity products. He holds the Chartered Financial Analyst designation. Mr. Kramer, Managing Director, has over twenty years of industry experience and is personally responsible for following and analyzing the healthcare sector. He also oversees the quantitative research, trading and technology groups at CEP. Before joining CEP, Mr. Kramer worked with the Feldman Group and GE Capital. He holds the Chartered Financial Analyst designation and is a Certified Public Accountant. Mr. Johnsen, Managing Director, has over thirty years of industry experience and is personally responsible for following and analyzing the technology hardware and consumer staples sectors. He also oversees CEP’s team of fundamental analysts. Prior to joining CEP, he was a portfolio manager at Continental Bank. He holds the Chartered Financial Analyst designation.

68

Fund Management

High Grade Core Fixed Income Fund. Liang Lee, Vice President and Senior Portfolio Manager of the Fixed Income Department of AMG, is responsible for the day-to-day management of the Fund. Mr. Lee joined the Adviser as a Portfolio Manager in 2005. Prior to joining AMG, he was a Director of Mortgage-Backed Securities Trading at Credit Suisse in New York from 1998 to 2005.

Tax-Free Securities Fund and Tax-Free Short Intermediate Securities Fund. Stephen K. Rodgers is responsible for the day-to-day management of these two Funds. Mr. Rodgers, Senior Vice President, Chief Investment Officer and head of the Fixed Income Department, has been with Bank of Hawaii for fifteen years. In addition, Mr. Rodgers holds the Chartered Financial Analyst designation.

High Grade Short Intermediate Fixed Income Fund and U.S. Government Short Fixed Income Fund. Edward Haik, Vice President and Senior Portfolio Manager of the Fixed Income Department of AMG, is responsible for the day-to-day management of these two Funds. Mr. Haik has twenty years of experience in the investment industry, his most recent fourteen years as a Portfolio Manager at AMG.

The Statement of Additional Information (“SAI”) has more detailed information about the Adviser, the Sub-Advisers and other service providers. Additional information about the portfolio managers’ compensation, other accounts they manage, and their ownership of shares in the respective Funds is also available in the SAI.

The Distributor, Administrator and Sub-Administrator

Foreside Distribution Services, L.P. (“Foreside” or “Distributor”), located at 10 High Street, Suite 302, Boston MA 02110, is the Funds’ distributor.

Bank of Hawaii is the Funds’ administrator. Bank of Hawaii is located at 130 Merchant Street, Honolulu, Hawaii 96813. The Trust and Bank of Hawaii have entered into a Sub-Administration Agreement with Citi Fund Services Ohio, Inc. (“Citi”), to perform certain administrative services for the Funds. Citi is located at 3435 Stelzer Road, Columbus, Ohio 43219.

The Adviser may, from time to time, use its own resources to pay for certain sales and marketing services to the Funds. Such services may include, but are not limited to, promotional materials, industry newsletters, fact sheets, and other services and activities in furtherance of the marketing and support of the Funds’ shares.

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         Shareholder Information

Pricing of Fund Shares
How NAV is Calculated

NAV is calculated by adding the total value of a Fund’s investments and other assets attributable to Class A, B or Class C shares, subtracting its liabilities attributable to Class A, B or Class C shares, and then dividing that figure by the number of outstanding Class A, B or Class C shares of the Fund:

NAV =
Total Assets — Liabilities
Number of Shares
Outstanding

Call 800-258-9232 for your Fund’s NAV.

The price of each Fund’s shares is based on its per share net asset value (“NAV”). The NAV for Class A, B and Class C shares of each Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange (normally at 4 p.m. Eastern time) on days the Exchange is open. Your order will be priced at the next NAV calculated after your order is received by the Fund (plus any applicable sales charge). The value of securities traded in markets outside the United States and, therefore, the NAV of Funds that hold these securities, may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

The Fund’s securities are valued at current market prices except for debt obligations with remaining maturities of 60 days or less (which are valued at amortized cost). When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Trust’s Board of Trustees (“Board”) in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Fund would reasonably expect to receive upon its current sale. Fair value pricing may be employed, for example, if the value of a security held by a Fund has been materially affected by an event that occurs after the close of the market in which the security is traded, in the event of a trading halt in a security for which market quotations are normally available or with respect to the securities that are deemed illiquid. When this fair value pricing method is employed, the prices of securities used in the daily computation of a Fund’s NAV per share may differ from quoted or published prices for the same securities. Additionally, security valuations determined in accordance with the fair value pricing method may not fluctuate on a daily basis, as would likely occur in the case of securities for which market quotations are readily available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities value based on market quotations.

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Shareholder Information

Purchasing and Adding to Your Shares

You can purchase shares of the Funds through the Pacific Capital Funds’ Distributor or through brokers and other investment representatives, including an affiliate of AMG, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, it is responsible for transmitting orders to the Distributor by the Fund’s close of business and may have an earlier cutoff time for purchase and sale requests. Consult your investment representative or institution for specific information.

Minimum Investments	Initial Investment	Subsequent

Regular (non-retirement)	$1,000	$50

Retirement (IRA)	$250	$50

Auto Invest Plan	$100	$50

All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. Third-party checks, cash, money orders, credit cards, starter checks (for initial purchases), credit card convenience checks, traveler’s checks and checks payable in foreign currency are not accepted.

A Fund may waive its minimum purchase requirement, and the Distributor may reject a purchase order, if the Distributor decides this is in the best interest of the Fund’s shareholders. The Funds reserve the right to suspend or modify the continuous offering of their shares.

Avoid Tax Withholding

A Fund must withhold 28% of your taxable dividends, capital gains distributions and redemptions if you have not provided the Fund with your taxpayer identification number in compliance with IRS regulations. To avoid this, make sure you provide your correct tax identification number (social security number for most investors) on your account application.

Questions?
Call 800-258-9232 or your
investment representative.

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Shareholder Information

Purchasing and Adding to Your Shares
continued

Instructions for Opening or
Adding to an Account

By Regular Mail

Initial Investment:

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases follow the instructions below.

1.	Carefully read, complete and sign the account application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2.	Make check payable to “Pacific Capital Funds” and include the name of the appropriate Fund(s) on the check.

3.	Mail to: Pacific Capital Funds, P.O. Box 182130, Columbus, OH 43218-2130

Subsequent Investments:

1.	Use the investment slip attached to your account statement. Or, if unavailable,

2. Include the following information on a piece of paper:

•	Fund name
•	Share class
•	Amount invested
•	Account name
•	Account number

(Include your account number on your check)

3.	Mail investment slip and check to: Pacific Capital Funds, P.O. Box 182130, Columbus, OH 43218-2130

By Overnight Service

See instructions 1-2 above.

3.	Send to: Pacific Capital Funds, c/o Citi Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH), which may take up to eight days to clear. The Fund does not charge a fee for ACH transactions. Note: Your Financial Institution may charge a separate fee.

By Electronic Purchase

Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank. Your bank or broker may charge for this service.

Establish the electronic purchase option on your account application or call 800-258-9232 for instructions. Your account can generally be set up for electronic purchases within 15 days.

Call 800-258-9232 to arrange a transfer from your bank account.

Questions?
Call 800-258-9232 or your
investment representative.

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Shareholder Information

Purchasing and Adding to Your Shares
continued

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

Please phone the Funds at 800-258-9232 for instructions on opening an account or purchasing additional shares by wire.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

•	Name;
•	Date of birth (for individuals);
•	Residential or business street address (although post office boxes are still permitted for mailing); and
•	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account and take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Auto Invest Plan

You can make automatic investments in the Funds from your bank account, through payroll deduction, or from your federal employment, social security or other regular government checks. Automatic investments can be as little as $50, once you’ve invested the $100 minimum required to open the account.

To Invest Regularly from Your Bank Account:

1) Complete the Auto Invest Plan portion of your Account Application. Make sure you note:

▪	your bank name, address, and account number
▪	the amount you want to invest automatically (minimum $50)
▪	how often you want to invest (bi-weekly, monthly, quarterly, semi-annual or annual)

2) Attach a voided personal check.

The Fund reserves the right to change or eliminate these privileges at any time with 60 days’ notice. The Funds also reserve the right to reject any purchase or to suspend or modify the continuous offering of their shares.

The Funds’ Transfer Agent is required by law to obtain certain personal information from you (or a person acting on your behalf) in order to verify your (or such person’s) identity. If this information is not provided, the Transfer Agent may not be able to open your account. If the Transfer Agent is unable to verify your identity (or that of another person authorized to act on your behalf), or believes it has identified potentially criminal activity, the Funds, the Distributor and the Transfer Agent each reserve the right to close your account and take such other action as they deem reasonable or required by law.

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Shareholder Information

Selling Your Shares

Instructions For Selling Shares

You can sell your shares at any time.  Your sales price will be the next NAV after your sell order is received by the Fund or your investment representative. Normally you will receive your proceeds within a week after your request is received.

Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Contingent Deferred Sales Charge

When you sell Class B and Class C shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on “Distribution Arrangements/Sales Charges” below for details.

If selling shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other transactions, follow the instructions below.

By Telephone (unless you have declined telephone sales privileges)

Call 800-258-9232 with instructions as to how you want to receive your funds (mail, wire, electronic transfer). See “General Policies on Selling Shares” below.

By Mail (See “General Policies on Selling Shares — Redemptions in Writing Required” below.)

1.	Call 800-258-9232 to request redemption forms (if your account is an IRA or another form of retirement plan), or write a letter of instruction indicating:

•	Your Fund and account number

•	Amount you want to redeem

•	Address where your check should be sent

•	Account owner signature

2. Mail to: Pacific Capital Funds, P.O. Box 182130, Columbus, OH 43218-2130

By Overnight Service

1. See instruction 1 above.

2.	Send to: Pacific Capital Funds, c/o Citi Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219

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Shareholder Information

Selling Your Shares
continued

Wire Transfer

You must select this option on your account application.

The Fund does not charge a wire transfer fee. Note: Your financial institution may charge a separate fee.

Call 800-258-9232 to request a wire transfer.

If you call and your sell order is received by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day. Otherwise, it will normally be wired on the second business day after your call.

Electronic Redemptions

Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.

Note: Your bank may charge for this service.

Call 800-258-9232 to request an electronic redemption.

If you call and your sell order is received by 4 p.m. Eastern time, the NAV of your shares will be determined on the same day and, after the transaction clears, the proceeds will be credited within a week.

Auto Withdrawal Plan

You can receive automatic payments from your Class A shares account on a bi-weekly, monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:

•	Make sure you’ve checked the appropriate box on the account application. Or call 800-258-9232.

•	Include a voided personal check.

•	Your account must have a value of $10,000 or more to start withdrawals.

•	If the value of your account falls below $1,000, you may be asked to invest more to bring the account back to $1,000, or we may close your account and mail the proceeds to you.

Questions?
Call 800-258-9232 or your
investment representative.

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Shareholder Information

General Policies on Selling Shares

Redemptions In Writing Required

You must request redemption in writing in the following situations:

1.	All requests for redemptions from individual retirement accounts (“IRAs”) must be in writing.

2.	Redemption requests require a signature guarantee when:

•	You ask us to make the check payable to someone who is not the owner of the account

•	You ask us to mail the check to an address that is not the address on your account

•	You ask us to wire the proceeds to a commercial bank account that is not designated on your account application

•	The redemption proceeds exceed $100,000

You must obtain a signature guarantee from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

The Funds do not accept signatures guaranteed by a notary public.

Telephone Redemptions

The Funds attempt to ensure that telephone redemptions are only made by authorized traders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Because of these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Funds, the Transfer Agent, the Adviser and/or the Distributor may be liable for losses due to unauthorized transactions.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

Redemptions Within 15 Days of Investment

When you have made an investment by check, you cannot receive any portion of the redemption proceeds on the same investment until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 days). You can avoid this delay by purchasing shares by wire.

Delay of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission (“SEC”) in order to protect remaining shareholders.

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Shareholder Information

General Policies on Selling Shares
continued

Redemption In Kind

We reserve the right to make your redemption payment in securities rather than cash, known as “redemption in kind.” This could occur under extraordinary circumstances, such as a very large redemption that could affect a Fund’s operations (for example, more than 1% of the Fund’s net assets). If we deem it advisable for the benefit of all shareholders, you will receive securities equal in market value to your redemption price, net of any CDSC. If the Fund redeems your shares in kind, you will bear any market risks associated with these securities until they are converted to cash, and when you convert these securities to cash, you will pay brokerage charges.

Closing of Small Accounts

If your account falls below $250, we may ask you to increase your balance to the minimum investment amount. If it is still below $250 after 60 days, we may close your account and send you the proceeds at the current NAV, net of any CDSC.

Undeliverable or Uncashed Distribution and Redemption Checks

If you choose to receive distributions in cash and distribution checks are returned and marked as “undeliverable” or remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund as of the cancellation date. No interest is paid during the time the check is outstanding.

Redemption/Exchange Fees

The New Asia Growth Fund and International Stock Fund may assess a redemption/exchange fee of 2.00% of the total redemption/exchange amount if you sell/exchange your shares (of any class) after holding them for less than 30 days. The redemption/exchange fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption/exchange fee applies, the shares that were held the longest will be redeemed/exchanged first. This redemption/exchange fee is in addition to any contingent deferred sales charges that may be applicable at the time of sale. Although the Funds have a goal of applying this redemption/exchange fee to most such redemptions/exchanges, the Funds may not apply the redemption/exchange fee to certain types of redemptions/exchanges that do not indicate market timing strategies, such as redemptions/exchanges of shares through portfolio rebalancing programs of institutional investment managers (including those of Bank of Hawaii and its affiliates) or systematic withdrawal plans, redemptions/exchanges requested within 30 days following the death of the shareholder (or, if a trust, its beneficiary), or redemptions/exchanges initiated by the Funds. Finally, the fee does not apply to shares purchased through reinvested dividends or capital gains.

Questions?
Call 800-258-9232 or your
investment representative.

77

Shareholder Information

Market Timing

Frequent purchases and redemptions/exchanges of shares of a mutual fund (including activities of “market timers”) can result in the dilution in the value of Trust shares held by long-term shareholders, interference with the efficient management of a fund’s investment portfolio, and increased brokerage and administrative costs. The Funds do not accommodate market timers. On behalf of the Funds, the Board of Trustees has adopted policies and procedures to discourage frequent purchases and redemptions/exchanges of Funds’ shares. To prevent disruption in the management of the Funds due to market timing strategies:

•	trading activity may be limited to two round trips within any rolling 90 day period;

•	each Fund may refuse any purchase or exchange request for Fund shares if management determines that such request could adversely affect the Fund’s NAV, including as a result of the shareholder’s excessive trading (to be determined at management’s discretion); and

•	each Fund may, after prior warning and notification, close an account due to excessive trading.

These limitations do not apply to redemptions/exchanges that do not indicate market timing strategies, such as redemptions/exchanges of shares through portfolio rebalancing programs of institutional investment managers (including Bank of Hawaii and its affiliates) or systematic withdrawal plans, redemptions/exchanges requested within 30 days following the death of the shareholder (or, if a trust, its beneficiary), or redemptions/exchanges initiated by the Funds. In addition, there is no limit on exchange activity in the U.S. Government Short Fixed Income Fund.

Distribution Arrangements/Sales Charges

This section describes the sales charges and fees you will pay as an investor in different share classes offered by the Fund and ways to qualify for reduced sales charges. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $1 million or more should be made in Class A shares. If you do not want to pay a front-end sales charge and intend to hold your shares for more than 12 months, you should purchase Class C shares. Based on your personal situation, your investment representative can help you decide which class of shares makes sense for you. Certain qualified institutional buyers are eligible to purchase Class Y shares of the Funds. Class Y shares are offered by another prospectus which is available by calling 800-258-9232.

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Shareholder Information

Distribution Arrangements/Sales Charges
continued

Types of Charges	Class A	Class B	Class C
Sales Charge (Load)	Front-end sales charge (at the time of your purchase); reduced sales charges are available.	No front-end sales charge. You may incur a contingent deferred sales charge up to 5.00% on shares redeemed within six years after purchase; shares automatically convert to Class A shares after 8 years.[2]	No front-end sales charge. You may incur a contingent deferred sales charge up to 1.00% on shares redeemed within 1 year after purchase.

Distribution and Service (12b-1) Fees	Subject to annual distribution and service fees of up to 0.40% of the Fund’s net assets, .25% of which may be used for servicing shareholders.[1]	Subject to annual distribution and service fees of up to 1.00% of the Fund’s net assets.	Subject to annual distribution and service fees of up to 1.00% of the Fund’s net assets.

Fund Expenses	Lower annual expenses than Class B shares.	Higher annual expenses than Class A shares, and same as Class C shares.	Higher annual expenses than Class A shares, and same as Class B shares.

1 The Fund is contractually limiting the 12b-1 fee for Class A shares to 0.25% through November 30, 2009.
2 The offering of Class B shares and Class C shares by all Funds has been suspended since June 1, 2003 and May 1, 2009, respectively (except for reinvestment of dividends and exchanges of Class B shares and Class C shares between Funds).

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Shareholder Information

Distribution Arrangements/Sales Charges
continued

Calculation of Sales Charge

Class A Shares

The Distributor sells Class A shares at their public offering price. This price includes the initial sales charge. Therefore, part of the money you pay for shares will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates and commissions paid to investment representatives are as follows:

For the New Asia Growth Fund, International Stock Fund, Small Cap Fund, Mid-Cap Fund, Growth Stock Fund, Growth and Income Fund and Value Fund

	Sales Charge	Sales Charge	Dealer Payment
Your	as a % of	as a % of	as a % of
Investment	Offering Price	Your Investment	Offering Price
Less than $50,000	5.25%	5.54%	4.73%

$50,000 but less than $100,000	4.50%	4.71%	4.05%

$100,000 but less than $250,000	3.75%	3.90%	3.38%

$250,000 but less than $500,000	3.25%	3.36%	2.93%

$500,000 but less than $1,000,000	2.75%	2.83%	2.48%

$1,000,000 and above	0.00%	0.00%	0.00%

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Shareholder Information

Distribution Arrangements/Sales Charges
continued

For the High Grade Core Fixed Income Fund and Tax-Free Securities Fund

	Sales Charge	Sales Charge	Dealer Payment
Your	as a % of	as a % of	as a % of
Investment	Offering Price	Your Investment	Offering Price
Less than $50,000	4.00%	4.17%	3.60%

$50,000 but less than $100,000	3.50%	3.63%	3.15%

$100,000 but less than $250,000	3.25%	3.36%	2.93%

$250,000 but less than $500,000	3.00%	3.09%	2.70%

$500,000 but less than $1,000,000	2.50%	2.56%	2.25%

$1,000,000 and above	0.00%	0.00%	0.00%

For the High Grade Short Intermediate Fixed Income Fund, Tax-Free Short Intermediate Securities Fund and U.S. Government Short Fixed Income Fund

	Sales Charge	Sales Charge	Dealer Payment
Your	as a % of	as a % of	as a % of
Investment	Offering Price	Your Investment	Offering Price
Less than $100,000	2.25%	2.30%	2.03%

$100,000 but less than $250,000	1.75%	1.78%	1.58%

$250,000 but less than $500,000	1.25%	1.27%	1.13%

$500,000 but less than $1,000,000	1.00%	1.01%	0.90%

$1,000,000 and above	0.00%	0.00%	0.00%

The Distributor reserves the right to pay the entire sales charge to dealers. The Distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the Financial Industry Regulatory Authority.

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Shareholder Information

Distribution Arrangements/Sales Charges
continued
Class B Shares
THE OFFERING OF CLASS B SHARES BY ALL FUNDS HAS BEEN SUSPENDED SINCE JUNE 1, 2003 (EXCEPT FOR REINVESTMENT OF DIVIDENDS AND EXCHANGES OF CLASS B SHARES BETWEEN FUNDS). THE SUSPENSION WILL REMAIN IN EFFECT UNTIL FURTHER NOTICE.

The Distributor sells Class B shares at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B shares of the Fund before the sixth anniversary of purchase, you will have to pay a contingent deferred sales charge at the time of sale. The CDSC will be based on the lower of the NAV at the time of purchase or the NAV at the time of sale according to the schedule to the right. There is no CDSC on reinvested dividends or distributions. Imposition of the CDSC and the distribution and service (12b-1) fee on Class B shares is limited by the FINRA asset-based sales charge rule. The assessment of the CDSC has been suspended for Class B shares of the Small Cap Fund as the maximum amount of these charges permitted by FINRA rules has been reached.

Years	CDSC as a % of
Since	Dollar Amount
Purchase	Subject to Charge

0-1	5.00%
1-2	4.00%
2-3	3.00%
3-4	3.00%
4-5	2.00%
5-6	1.00%
more than 6	None

If you sell some but not all of your Class B shares, we will first redeem certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) followed by shares subject to the lowest CDSC (typically shares you have held for the longest time).

Conversion Feature — Class B Shares

•	Your Class B shares automatically convert to Class A shares of the same Fund eight years after the end of the month of purchase. The dollar value of Class A shares you receive will equal the dollar value of the B shares converted.

•	After conversion, your shares will be subject to the lower distribution and service (12b-1) fees charged on Class A shares, which will increase your investment return.

•	You will not pay any sales charge, fees or taxes when your shares convert.

•	If you purchased Class B shares of one Fund which you exchanged for Class B shares of another Fund, we will calculate your holding period from the time of your original purchase of Class B shares.

Class C Shares
THE OFFERING OF CLASS C SHARES BY ALL FUNDS HAS BEEN SUSPENDED SINCE MAY 1, 2009 (EXCEPT FOR REINVESTMENT OF DIVIDENDS AND EXCHANGES OF CLASS C SHARES BETWEEN FUNDS). THE SUSPENSION WILL REMAIN IN EFFECT UNTIL FURTHER NOTICE.

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Shareholder Information

Distribution Arrangements/Sales Charges
continued

The Distributor sells Class C shares at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class C shares of the Fund before the first anniversary of purchase, you will have to pay a contingent deferred sales charge of 1.00% at the time of sale. The CDSC will be based on the lower of the NAV at the time of purchase or the NAV at the time of sale. There is no CDSC on reinvested dividends or distributions.

If you sell some but not all of your Class C shares, we will first redeem certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) followed by shares subject to the lowest CDSC (typically shares you have held for the longest time).

Class A Sales Charge Reductions

You may qualify for reduced sales charges on Class A shares under the following circumstances.

•	Letter of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 3% of the total amount you intend to purchase with your letter of intent. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. If the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charge.

•	Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. To determine whether the sales charge reduction applies, the value of the shares you already own will be calculated by using the greater of the current value or the original investment amount. To be eligible for rights of accumulation, shares of the Fund must be held in the following types of accounts:

•	Individual or joint accounts

•	Certain retirement accounts (i.e., IRA)

•	Other accounts owned by the same shareholder (determined by tax identification number) or other shareholders eligible under the Combination Privilege defined below.

•	Combination Privilege. You can combine accounts of multiple Funds or accounts of immediate family household members (spouse and children under 21) to reduce sales charges. Reduced prices are also available for investors who are members of certain qualified groups.

Although the Funds have a goal of providing sales charge reductions to eligible purchases, sales charge reductions may depend on the way your account is held and reported to the Funds’ Transfer Agent by your financial intermediary. The Funds recommend that you notify the Funds’ Transfer Agent or your financial intermediary of your intent to seek a sales charge reduction prior to making a purchase in order to confirm qualification. In order to obtain a sales charge reduction, you may need to provide your financial intermediary or the Funds’ Transfer Agent, at the time of purchase, with information regarding shares of the Funds held in other accounts which may be eligible for aggregation. Such information may include account statements or other records regarding shares of the Funds held in (i) all accounts (e.g., retirement accounts) with the Funds and your financial intermediary, (ii) accounts with other financial intermediaries, and (iii) accounts in the name of immediate family household members (spouse and children under 21).

Additional information is available on the Pacific Capital Funds website at www.pacificcapitalfunds.com.

(See next page for “Sales Charge Waivers”)

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Shareholder Information

Distribution Arrangements/Sales Charges
continued

Sales Charge Waivers

Class A Shares

The following qualify for waivers of Class A sales charges. The Funds’ Transfer Agent must be notified of the request for a sales charge waiver in writing by you or your financial intermediary at the time the purchase is made and you or your financial intermediary may be asked to provide additional information to support qualification for the sales charge waiver.

•	Current and retired trustees, directors, employees, and family members of such employees of the Trust, AMG and its affiliates or any other organization that provides services to the Trust.

•	Investors for whom AMG or one of its affiliates acts in a fiduciary, advisory, custodial, agency or similar capacity.

•	Investors who purchase shares of a Fund through a retirement related payroll deduction plan, a 401(k) plan, a 403(b) plan, or a similar plan which by its terms permits purchases of shares.

•	Investment advisers, financial planners, and retirement plan administrators and wrap fee program sponsors who place trades for their own accounts or the accounts of their clients and who charge a management consulting or other fee for their services.

•	Clients of such investment advisers, financial planners, and retirement plan administrators and wrap fee program sponsors who place trades for their own accounts if the accounts are linked to the master account of such investment advisers, financial planners, retirement plan administrators or wrap fee program sponsors on the books and records of the broker, agent, investment adviser or financial institution.

•	Other investment companies distributed by the Distributor and investments through retail fund supermarket platforms.

•	Investors who purchase shares with the proceeds from the redemption of Class Y shares of the Trust within 60 days after the date of redemption. A copy of your account statement showing the redemption must accompany the written notice to the Funds’ Transfer Agent.

Class B and Class C Shares

The Distributor will waive the CDSC under certain circumstances, including the following:

•	If the redemption follows the death of a shareholder (or both shareholders in the case of joint accounts).

Reinstatement Privilege

If you have sold Class A, B or C shares of a Fund and decide to reinvest in the same class of the same Fund within a 120 day period, you will not be charged the applicable sales load on a current Class A share purchase and the CDSC will not apply to a current Class B or C share purchase, as applicable, on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 120 days of the date your instructions to sell were processed.

84

Shareholder Information

Distribution Arrangements/Sales Charges
continued

•	If the redemption is made under an automatic withdrawal plan as long as the payments are no more than 10% of the account value annually (measured from the date the Transfer Agent receives the request).

•	If the redemption represents the minimum required distribution from a retirement plan.

•	If the shares being redeemed were purchased with reinvested dividends and distributions.

See the Statement of Additional Information for other possible fee waivers.

Distribution and Service (12b-1) Fees

Distribution and service (12b-1) fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of a Fund’s shares and for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and over time will increase the cost of your investment and may cost you more than paying other types of sales charges.

•	The 12b-1 fees paid by a Fund vary by share class as follows:

1.	Class A shares pay a 12b-1 fee of up to 0.40% of the average daily net assets of the Fund, 0.25% of which may be used to service shareholders (currently the Fund contractually waives a portion of its 12b-1 fee, so that the fee payable by the Class A shares of each Fund will not exceed 0.25% of the average daily net asset value attributable to the Fund’s Class A shares on an annual basis).

2.	Class B shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the Fund. This will cause expenses for Class B shares to be higher and dividends to be lower than for Class A shares.

3.	Class C shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the Fund. This will cause expenses for Class C shares to be higher and dividends to be lower than for Class A shares.

•	The higher 12b-1 fee on Class B and Class C shares, together with the CDSC, help the Distributor sell Class B and Class C shares without an “up-front” sales charge. In particular, these fees help the Distributor cover the cost of advancing brokerage commissions to investment representatives.

Although the offering of Class B and Class C shares has been suspended by all Funds, the Funds’ 12b-1 Distribution and Service Plan is still in effect and 12b-1 fees will continue to be paid from the Funds’ assets for the foreseeable future.

The Small Cap Fund has suspended payment of 12b-1 fees in connection with distribution-related services for Class B shares, as well as the assessment of contingent deferred sales charges upon redemption of its Class B shares, as it has reached the maximum amount of those fees and charges permitted by FINRA rules. Until those payments and assessments can resume, the Asset Management Group of Bank of Hawaii will make certain payments to parties who otherwise would have received compensation under the Fund’s Class B 12b-1 Distribution and Service Plan. The Small Cap Fund Class B shares may continue to pay shareholder servicing fees in connection with the personal, ongoing servicing of shareholder accounts of such shares. This payment will be calculated and payable monthly at the annual rate of up to 0.25% of the value of the average daily net assets of the Small Cap Fund’s Class B shares.

85

Shareholder Information

Exchanging Your Shares

You can exchange your shares in one Fund for shares of the same class of another Fund, usually without paying additional sales charges (see “Notes” below). Class A shareholders may also exchange their shares for service class shares of other investment companies for which the Asset Management Group of Bank of Hawaii serves as investment adviser. These are the Pacific Capital Cash Assets Trust, the Pacific Capital Tax-Free Cash Assets Trust and the Pacific Capital U.S. Government Securities Cash Assets Trust. Except as indicated on the next page, no transaction fees are charged for exchanges.

You must meet the minimum investment requirements for the Fund into which you are exchanging.

Notes on Exchanges

•	The registration and tax identification numbers of the two accounts must be identical.

•	The Exchange Privilege may be changed or eliminated at any time after a 60-day notice to shareholders.

•	Be sure to read carefully the Prospectus of any Fund or other investment company into which you wish to exchange shares.

Instructions for Exchanging Shares

Exchanges from one Fund to another are taxable. You can make exchanges by sending a written request to Pacific Capital Funds, P.O. Box 182130, Columbus, OH 43218-2130, or by calling 800-258-9232. Please provide the following information:

•	Your name and telephone number

•	The exact name on your account and account number

•	Taxpayer identification number (usually your social security number)

•	Dollar value or number of shares you are exchanging

•	The name of the Fund from which the exchange is to be made

•	The name of the Fund into which the exchange is being made

See “Selling Your Shares” for important information about telephone transactions.

86

Shareholder Information

Instructions for Exchanging Shares
continued

Each of the following Pacific Capital Funds may assess the fee listed below on the total value of shares that are redeemed from, or exchanged out of, that Fund if you have held those shares for less than 30 days:

Fund	Redemption/Exchange Fee

New Asia Growth Fund	2.00%
International Stock Fund	2.00%

The redemption/exchange fee is paid directly to the applicable Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares and to deter such short-term trading. For purposes of determining whether the redemption/exchange fee applies, the shares that were held the longest will be redeemed/exchanged first. Although the Funds have a goal of applying this redemption/exchange fee to most such redemptions/exchanges, the Funds may not apply the redemption/exchange fee to certain types of redemptions/exchanges that do not indicate market timing strategies, such as redemptions/exchanges of shares through portfolio rebalancing programs of institutional investment managers (including Bank of Hawaii and its affiliates) or systematic withdrawal plans, redemptions/exchanges requested within 30 days following the death of the shareholder (or, if a trust, its beneficiary), or redemptions/exchanges initiated by the Funds. Finally, the fee does not apply to shares purchased through reinvested dividends or capital gains.

87

Shareholder Information

Dividends, Distributions and Taxes

Dividends and Distributions

The High Grade Core Fixed Income Fund, Tax-Free Securities Fund, High Grade Short Intermediate Fixed Income Fund, Tax-Free Short Intermediate Securities Fund and U.S. Government Short Fixed Income Fund will declare dividends of substantially all of their net income daily and will pay such dividends monthly. Dividends begin accruing on the date your order is received by the Funds. The New Asia Growth Fund, International Stock Fund, Small Cap Fund, Mid-Cap Fund, Growth Stock Fund, Growth and Income Fund and Value Fund will declare and pay dividends of substantially all of their net income quarterly. Each Fund distributes any capital gains annually.

The Fund(s) automatically reinvest all income dividends and capital gains distributions in additional shares of the same Fund and Class on the ex-dividend date unless you request otherwise in writing to the Transfer Agent (at least 15 days prior to the distribution). The Distributor does not charge any fees or sales charges on reinvestments. You may elect to receive your dividends/distributions in cash either by check sent to your address or by wire to your bank account.

The value of your shares will be reduced by the amount of dividends and distributions. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

Taxes

Dividends generally are taxable as ordinary income. Certain distributions designated as “qualified dividends” are generally taxable to an individual shareholder at his or her maximum long-term capital gains rate. Taxes on capital gains distributed by the Funds vary with the length of time the Fund has held the security — not how long you have been invested in the Fund.

Dividends are taxable in the year in which they are declared, even if they appear on your account statement the following year. Dividends and distributions are treated the same for federal income tax purposes whether you receive them in cash or in additional shares.

The Funds may incur foreign income taxes in connection with some of their foreign investments. Certain of these taxes may be credited to shareholders.

The Funds expect that some dividends paid by the Tax-Free Securities Fund and Tax-Free Short Intermediate Securities Fund will be exempt from federal personal income tax to the extent attributable to municipal obligations.

You will be notified in January of each year about the federal tax status of distributions made by the Funds. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

An exchange of shares is considered a sale, and any related gains may be subject to federal and state taxes.

Foreign shareholders may be subject to special withholding requirements. A penalty is charged on certain pre-retirement distributions from retirement accounts. Consult your tax advisor about the federal, state and local tax consequences in your particular circumstances.

88

Shareholder Information

Dividends, Distributions and Taxes
continued

Hawaii Tax Information

The Funds expect that some dividends paid by the Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund to Hawaii residents will be exempt from Hawaii personal income tax to the extent attributable to Hawaii municipal obligations. Under Hawaii law, interest derived from obligations of other states (and their political subdivisions) will not be exempt from Hawaii income taxation. (Interest derived from bonds or obligations issued by or under the authority of the following is exempt from Hawaii income taxation: Guam, Northern Mariana Islands, Puerto Rico, and the Virgin Islands.)

Dividends and distributions made by the Funds (and to the extent attributable to Hawaii municipal obligations for the Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund) to Hawaii residents will generally be treated for Hawaii income tax purposes in the same manner as they are treated for federal income tax purposes.

If you are not a Hawaii resident you should not be subject to Hawaii income taxation on dividends and distributions made by the Funds, but you may be subject to taxes of other states and localities.

Other Share Classes

The Funds also offer Class Y shares. These shares have different sales charges and other expenses which will result in different performance than Class A, B and C shares. Shares of all Classes of a Fund otherwise have identical rights, and vote together except for matters affecting only a specific Class.

89

         Financial Highlights

The Financial Highlights in the following tables set forth certain financial data and investment results of the Funds for the past five years or, if shorter, the period since their inception, expressed in one share of each Fund outstanding throughout the relevant period. The Financial Highlights are derived from the financial statements of Pacific Capital Funds. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestments of all dividends and distributions). The year end information in the tables has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm. The Financial Highlights should be read in conjunction with the financial statements, related notes, and other financial information included in the Statement of Additional Information. The Funds’ annual and semi-annual reports contain additional performance information relating to the Funds and are available upon request, without charge.

90

Pacific Capital Funds	New Asia Growth Fund

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities					Distributions					Ratios/Supplemental Data
				Net										Ratio of
				Realized										Net
				and			Dividends	Distributions		Net				Investment
	Net Asset	Net		Unrealized			from	from	Total	Asset		Net Assets,	Ratio of	Income	Ratio of
	Value,	Investment		Gains		Total from	Net	Net	Dividends	Value,		End of	Expenses	(Loss) to	Expenses to
	Beginning	Income		(Losses) on		Investment	Investment	Realized	and	End of	Total	Period	to Average	Average	Average	Portfolio
	of Period	(Loss)		Investments		Activities	Income	Gains	Distributions	Period	Return (a)	(000’s)	Net Assets	Net Assets	Net Assets (b)	Turnover (c)

Class A
Year Ended:
July 31, 2009	$17.57	$0.13		$(2.56)		$(2.43)	$(0.12)	$(2.96)	$(3.08)	$12.06	(6.91)%	$3,794	1.78%	1.06%	1.93%	47.98%
July 31, 2008	22.06	0.20		(0.76)		(0.56)	(0.23)	(3.70)	(3.93)	17.57	(5.38)	4,986	1.59	1.04	1.74	45.92
July 31, 2007	16.84	0.22		7.05		7.27	(0.22)	(1.83)	(2.05)	22.06	46.07	3,207	1.62	1.14	1.77	37.50
July 31, 2006	15.52	0.10		2.12		2.22	(0.10)	(0.80)	(0.90)	16.84	15.00	2,157	1.76	0.64	2.08	44.10
July 31, 2005	11.46	0.11	(d)	4.07	(d)	4.18	(0.12)	—	(0.12)	15.52	36.68	1,770	1.96	0.84	2.48	44.06

Class B
Year Ended:
July 31, 2009	$16.54	$0.03	(d)	$(2.48	)(d)	$(2.45)	$(0.08)	$(2.96)	$(3.04)	$11.05	(7.60)%	$46	2.53%	0.25%	2.53%	47.98%
July 31, 2008	20.99	0.01	(d)	(0.66	)(d)	(0.65)	(0.10)	(3.70)	(3.80)	16.54	(6.13)	137	2.34	0.04	2.34	45.92
July 31, 2007	16.13	0.06		6.73		6.79	(0.10)	(1.83)	(1.93)	20.99	44.97	679	2.37	0.35	2.37	37.50
July 31, 2006	14.97	—		2.01		2.01	(0.05)	(0.80)	(0.85)	16.13	14.05	639	2.51	(0.04)	2.57	44.10
July 31, 2005	11.09	0.01	(d)	3.93	(d)	3.94	(0.06)	—	(0.06)	14.97	35.66	446	2.71	0.09	2.73	44.06

Class C
Year Ended:
July 31, 2009	$16.48	$0.03		$(2.47)		$(2.44)	$(0.08)	$(2.96)	$(3.04)	$11.00	(7.63)%	$386	2.53%	0.28%	2.53%	47.98%
July 31, 2008	20.97	0.05		(0.70)		(0.65)	(0.14)	(3.70)	(3.84)	16.48	(6.09)	657	2.34	0.26	2.34	45.92
July 31, 2007	16.12	0.07		6.72		6.79	(0.11)	(1.83)	(1.94)	20.97	44.96	580	2.37	0.37	2.37	37.50
July 31, 2006	14.96	(0.01)		2.02		2.01	(0.05)	(0.80)	(0.85)	16.12	14.08	413	2.51	(0.10)	2.57	44.10
July 31, 2005	11.09	0.04	(d)	3.91	(d)	3.95	(0.08)	—	(0.08)	14.96	35.73	272	2.70	0.27	2.74	44.06

(a)	Excludes sales charge and/or redemption fees, if applicable.

(b)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)	Amounts calculated using the daily average shares method.

91

Pacific Capital Funds	International Stock Fund

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities					Distributions						Ratios/Supplemental Data
				Net											Ratio of
				Realized											Net
				and			Dividends	Distributions	Distributions		Net				Investment
	Net Asset	Net		Unrealized			from	from	from	Total	Asset		Net Assets,	Ratio of	Income	Ratio of
	Value,	Investment		Gains		Total from	Net	Net	Return	Dividends	Value,		End of	Expenses	(Loss) to	Expenses to
	Beginning	Income		(Losses) on		Investment	Investment	Realized	of	and	End of	Total	Period	to Average	Average	Average	Portfolio
	of Period	(Loss)		Investments		Activities	Income	Gains	Capital	Distributions	Period	Return (a)	(000’s)	Net Assets	Net Assets	Net Assets (b)	Turnover (c)

Class A
Year Ended:
July 31, 2009	$11.46	$0.06		$(3.23)		$(3.17)	$(0.02)	$(1.78)	$(0.01)	$(1.81)	$6.48	(22.32)%	$1,248	1.83%	0.88%	2.08%	50.99%
July 31, 2008	13.57	0.12		(1.23)		(1.11)	(0.12)	(0.88)	—	(1.00)	11.46	(9.03)	1,644	1.35	1.10	1.60	52.32
July 31, 2007	10.81	0.11		2.77		2.88	(0.12)	—	—	(0.12)	13.57	26.68	1,221	1.35	0.86	1.60	47.50
July 31, 2006	8.95	0.07		1.87		1.94	(0.08)	—	—	(0.08)	10.81	21.65	999	1.48	0.68	1.90	46.18
July 31, 2005	7.41	0.05	(d)	1.52	(d)	1.57	(0.03)	—	—	(0.03)	8.95	21.17	949	1.73	0.60	2.35	37.98

Class B
Year Ended:
July 31, 2009	$10.81	$(0.02)		$(3.05)		$(3.07)	$—	$(1.78)	$— (e)	$(1.78)	$5.96	(22.88)%	$49	2.56%	0.00%	2.66%	50.99%
July 31, 2008	12.87	0.01	(d)	(1.15	)(d)	(1.14)	(0.04)	(0.88)	—	(0.92)	10.81	(9.76)	163	2.10	0.09	2.20	52.32
July 31, 2007	10.27	(0.01)		2.65		2.64	(0.04)	—	—	(0.04)	12.87	25.72	671	2.10	0.03	2.20	47.50
July 31, 2006	8.54	(0.01)		1.77		1.76	(0.03)	—	—	(0.03)	10.27	20.63	673	2.23	(0.06)	2.39	46.18
July 31, 2005	7.10	(0.01	)(d)	1.46	(d)	1.45	(0.01)	—	—	(0.01)	8.54	20.43	649	2.48	(0.16)	2.60	37.98

Class C
Year Ended:
July 31, 2009	$10.79	$0.01		$(3.07)		$(3.06)	$—	$(1.78)	$(0.01)	$(1.79)	$5.94	(22.93)%	$196	2.59%	0.14%	2.69%	50.99%
July 31, 2008	12.85	0.04		(1.16)		(1.12)	(0.06)	(0.88)	—	(0.94)	10.79	(9.66)	450	2.10	0.31	2.20	52.32
July 31, 2007	10.27	—		2.62		2.62	(0.04)	—	—	(0.04)	12.85	25.53	600	2.10	0.06	2.20	47.50
July 31, 2006	8.53	(0.01)		1.78		1.77	(0.03)	—	—	(0.03)	10.27	20.78	601	2.23	(0.04)	2.39	46.18
July 31, 2005	7.10	0.05	(d)	1.39	(d)	1.44	(0.01)	—	—	(0.01)	8.53	20.30	494	2.42	0.57	2.55	37.98

(a)	Excludes sales charge and/or redemption fees, if applicable.

(b)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)	Amounts calculated using the daily average shares method.

(e)	Less than $0.005 per share.

92

Pacific Capital Funds	Small Cap Fund

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities					Distributions					Ratios/Supplemental Data
				Net										Ratio of
				Realized										Net
				and			Dividends	Distributions		Net				Investment
	Net Asset	Net		Unrealized			from	from	Total	Asset		Net Assets,	Ratio of	Income	Ratio of
	Value,	Investment		Gains		Total from	Net	Net	Dividends	Value,		End of	Expenses	(Loss) to	Expenses to
	Beginning	Income		(Losses) on		Investment	Investment	Realized	and	End of	Total	Period	to Average	Average	Average	Portfolio
	of Period	(Loss)		Investments		Activities	Income	Gains	Distributions	Period	Return (a)	(000’s)	Net Assets	Net Assets	Net Assets (b)	Turnover (c)

Class A
Year Ended:
July 31, 2009	$13.48	$(0.06)		$(3.47)		$(3.53)	$—	$(0.04)	$(0.04)	$9.91	(26.16)%	$55,687	1.79%	(0.52)%	2.08%	118.96%
July 31, 2008	18.29	(0.13)		(1.77)		(1.90)	—	(2.91)	(2.91)	13.48	(11.86)	120,495	1.63	(0.68)	1.88	130.78
July 31, 2007	17.67	(0.06	)(d)	2.09	(d)	2.03	—	(1.41)	(1.41)	18.29	11.39	228,985	1.57	(0.31)	1.82	164.61
July 31, 2006	18.10	(0.07	)(d)	0.93	(d)	0.86	—	(1.29)	(1.29)	17.67	4.97	215,270	1.62	(0.40)	2.02	110.61
July 31, 2005	16.52	(0.08	)(d)	4.39	(d)	4.31	—	(2.73)	(2.73)	18.10	27.98	103,700	1.63	(0.49)	2.26	67.75

Class B
Year Ended:
July 31, 2009	$12.27	$(0.02)		$(3.20)		$(3.22)	$—	$(0.04)	$(0.04)	$9.01	(26.03)%	$656	1.79%	(0.15)%	2.68%	118.96%
July 31, 2008	16.99	(0.19)		(1.62)		(1.81)	—	(2.91)	(2.91)	12.27	(12.48)	1,481	2.18	(1.22)	2.48	130.78
July 31, 2007	16.62	(0.19	)(d)	1.97	(d)	1.78	—	(1.41)	(1.41)	16.99	10.57	2,510	2.32	(1.06)	2.42	164.61
July 31, 2006	17.22	(0.19	)(d)	0.88	(d)	0.69	—	(1.29)	(1.29)	16.62	4.14	3,093	2.37	(1.11)	2.53	110.61
July 31, 2005	15.94	(0.21)		4.22		4.01	—	(2.73)	(2.73)	17.22	27.09	3,555	2.35	(1.29)	2.46	67.75

Class C
Year Ended:
July 31, 2009	$12.24	$(0.15)		$(3.13)		$(3.28)	$—	$(0.04)	$(0.04)	$8.92	(26.77)%	$7,389	2.54%	(1.27)%	2.68%	118.96%
July 31, 2008	17.00	(0.22)		(1.63)		(1.85)	—	(2.91)	(2.91)	12.24	(12.54)	17,067	2.38	(1.47)	2.48	130.78
July 31, 2007	16.63	(0.19	)(d)	1.97	(d)	1.78	—	(1.41)	(1.41)	17.00	10.56	24,083	2.32	(1.05)	2.42	164.61
July 31, 2006	17.23	(0.20	)(d)	0.89	(d)	0.69	—	(1.29)	(1.29)	16.63	4.19	14,908	2.37	(1.15)	2.53	110.61
July 31, 2005	15.95	(0.21	)(d)	4.22	(d)	4.01	—	(2.73)	(2.73)	17.23	27.00	5,832	2.40	(1.33)	2.54	67.75

(a)	Excludes sales charge and/or redemption fees, if applicable.

(b)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)	Amounts calculated using the daily average shares method.

93

Pacific Capital Funds	Mid–Cap Fund

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities			Distributions					Ratios/Supplemental Data
			Net									Ratio of
			Realized									Net
			and		Dividends	Distributions		Net				Investment
	Net Asset	Net	Unrealized		from	from	Total	Asset		Net Assets,	Ratio of	Income	Ratio of
	Value,	Investment	Gains	Total from	Net	Net	Dividends	Value,		End of	Expenses	(Loss) to	Expenses to
	Beginning	Income	(Losses) on	Investment	Investment	Realized	and	End of	Total	Period	to Average	Average	Average	Portfolio
	of Period	(Loss)	Investments	Activities	Income	Gains	Distributions	Period	Return (a)	(000’s)	Net Assets	Net Assets	Net Assets (b)	Turnover (c)

Class A
Year Ended:
July 31, 2009	$9.36	$0.03	$(2.44)	$(2.41)	$(0.03)	$—	$(0.03)	$6.92	(25.62)%	$503	1.35%	0.54%	1.75%	120.38%
July 31, 2008	12.17	0.02	(1.56)	(1.54)	(0.03)	(1.24)	(1.27)	9.36	(13.60)	549	1.15	0.21	1.55	130.00
July 31, 2007	12.21	0.05	1.76	1.81	(0.05)	(1.80)	(1.85)	12.17	15.63	693	1.07	0.44	1.60	117.44
July 31, 2006	12.75	0.01	0.22	0.23	(0.02)	(0.75)	(0.77)	12.21	1.78	886	1.05	0.10	1.69	101.34
July 31, 2005	10.33	0.03	2.42	2.45	(0.03)	—	(0.03)	12.75	23.69	760	1.05	0.25	1.95	97.23

Class C
Year Ended:
July 31, 2009	$9.11	$(0.03)	$(2.37)	$(2.40)	$(0.01)	$—	$(0.01)	$6.70	(26.27)%	$144	2.10%	(0.21)%	2.35%	120.38%
July 31, 2008	11.93	(0.06)	(1.52)	(1.58)	—	(1.24)	(1.24)	9.11	(14.22)	378	1.90	(0.54)	2.15	130.00
July 31, 2007	12.07	(0.05)	1.74	1.69	(0.03)	(1.80)	(1.83)	11.93	14.73	482	1.82	(0.29)	2.20	117.44
July 31, 2006	12.68	(0.08)	0.22	0.14	—	(0.75)	(0.75)	12.07	1.07	547	1.80	(0.64)	2.18	101.34
July 31, 2005	10.32	(0.03)	2.39	2.36	—	—	—	12.68	22.87	509	1.80	(0.50)	2.21	97.23

(a)	Excludes sales charge and/or redemption fees, if applicable.

(b)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

94

Pacific Capital Funds	Growth Stock Fund

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities					Distributions					Ratios/Supplemental Data
				Net										Ratio of
				Realized										Net
				and			Dividends	Distributions		Net				Investment
	Net Asset	Net		Unrealized			from	from	Total	Asset		Net Assets,	Ratio of	Income	Ratio of
	Value,	Investment		Gains		Total from	Net	Net	Dividends	Value,		End of	Expenses	(Loss) to	Expenses to
	Beginning	Income		(Losses) on		Investment	Investment	Realized	and	End of	Total	Period	to Average	Average	Average	Portfolio
	of Period	(Loss)		Investments		Activities	Income	Gains	Distributions	Period	Return (a)	(000’s)	Net Assets	Net Assets	Net Assets (b)	Turnover (c)

Class A
Year Ended:
July 31, 2009	$8.81	$0.03		$(1.64)		$(1.61)	$(0.04)	$—	$(0.04)	$7.16	(18.22)%	$7,329	1.31%	0.47%	1.66%	86.70%
July 31, 2008	9.53	0.03		(0.71)		(0.68)	(0.04)	—	(0.04)	8.81	(7.20)	7,868	1.16	0.30	1.51	77.71
July 31, 2007	8.40	(0.01)		1.14		1.13	— (d)	—	— (d)	9.53	13.49	7,957	1.34	(0.03)	1.51	192.57
July 31, 2006	8.67	(0.02	)(e)	(0.25	)(e)	(0.27)	—	—	—	8.40	(3.11)	7,979	1.39	(0.28)	1.73	191.06
July 31, 2005	7.87	—		0.81		0.81	(0.01)	—	(0.01)	8.67	10.29	9,997	1.40	(0.06)	1.91	174.37	(f)

Class B
Year Ended:
July 31, 2009	$8.10	$(0.03)		$(1.50)		$(1.53)	$(0.01)	$—	$(0.01)	$6.56	(18.89)%	$481	2.06%	(0.17)%	2.26%	86.70%
July 31, 2008	8.81	(0.07)		(0.63)		(0.70)	(0.01)	—	(0.01)	8.10	(7.94)	2,259	1.91	(0.38)	2.11	77.71
July 31, 2007	7.82	(0.09)		1.08		0.99	— (d)	—	— (d)	8.81	12.69	5,956	2.09	(0.78)	2.11	192.57
July 31, 2006	8.14	(0.08	)(e)	(0.24	)(e)	(0.32)	—	—	—	7.82	(3.93)	8,898	2.14	(1.03)	2.20	191.06
July 31, 2005	7.43	(0.07)		0.78		0.71	—	—	—	8.14	9.56	12,127	2.15	(0.82)	2.16	174.37	(f)

Class C
Year Ended:
July 31, 2009	$8.09	$(0.04)		$(1.48)		$(1.52)	$(0.01)	$—	$(0.01)	$6.56	(18.77)%	$439	2.06%	(0.22)%	2.26%	86.70%
July 31, 2008	8.80	(0.05)		(0.65)		(0.70)	(0.01)	—	(0.01)	8.09	(7.95)	1,291	1.91	(0.42)	2.11	77.71
July 31, 2007	7.82	(0.08)		1.06		0.98	— (d)	—	— (d)	8.80	12.55	1,851	2.09	(0.78)	2.11	192.57
July 31, 2006	8.13	(0.08	)(e)	(0.23	)(e)	(0.31)	—	—	—	7.82	(3.81)	1,926	2.14	(1.03)	2.20	191.06
July 31, 2005	7.43	(0.05)		0.76		0.71	(0.01)	—	(0.01)	8.13	9.59	1,987	2.15	(1.15)	2.18	174.37	(f)

(a)	Excludes sales charge and/or redemption fees, if applicable.

(b)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)	Less than $0.005 per share.

(e)	Amounts calculated using the daily average shares method.

(f)	The portfolio turnover rate increased significantly during the period. This increase was attributable to changes in equity management staff, cashflows into and out of the Fund, as well as tactical portfolio adjustments made in response to conditions in the energy and raw materials markets. The basic characteristics of the Fund in terms of market capitalization, style, and diversification have not changed.

95

Pacific Capital Funds	Growth and Income Fund

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities			Distributions					Ratios/Supplemental Data
			Net									Ratio of
			Realized									Net
			and		Dividends	Distributions		Net				Investment
	Net Asset	Net	Unrealized		from	from	Total	Asset		Net Assets,	Ratio of	Income	Ratio of
	Value,	Investment	Gains	Total from	Net	Net	Dividends	Value,		End of	Expenses	(Loss) to	Expenses to
	Beginning	Income	(Losses) on	Investment	Investment	Realized	and	End of	Total	Period	to Average	Average	Average	Portfolio
	of Period	(Loss)	Investments	Activities	Income	Gains	Distributions	Period	Return (a)	(000’s)	Net Assets	Net Assets	Net Assets (b)	Turnover (c)

Class A
Year Ended:
July 31, 2009	$12.24	$0.11	$(2.93)	$(2.82)	$(0.12)	$—	$(0.12)	$9.30	(22.98)%	$4,597	1.28%	1.20%	1.63%	79.57%
July 31, 2008	14.58	0.10	(1.55)	(1.45)	(0.10)	(0.79)	(0.89)	12.24	(10.65)	5,401	1.15	0.77	1.50	60.54
July 31, 2007	13.32	0.07	1.27	1.34	(0.08)	—	(0.08)	14.58	10.06	6,022	1.31	0.51	1.48	170.64
July 31, 2006	13.32	0.04	—	0.04	(0.04)	—	(0.04)	13.32	0.28	5,519	1.38	0.29	1.71	170.39
July 31, 2005	11.65	0.06	1.67	1.73	(0.06)	—	(0.06)	13.32	14.83	5,554	1.42	0.42	1.94	181.04	(d)

Class B
Year Ended:
July 31, 2009	$11.41	$0.06	$(2.75)	$(2.69)	$(0.05)	$—	$(0.05)	$8.67	(23.53)%	$236	2.03%	0.54%	2.23%	79.57%
July 31, 2008	13.66	0.01	(1.46)	(1.45)	(0.01)	(0.79)	(0.80)	11.41	(11.37)	1,114	1.90	0.08	2.10	60.54
July 31, 2007	12.51	(0.04)	1.20	1.16	(0.01)	—	(0.01)	13.66	9.24	3,141	2.06	(0.20)	2.08	170.64
July 31, 2006	12.57	(0.07)	0.01	(0.06)	—	—	—	12.51	(0.48)	5,330	2.13	(0.44)	2.19	170.39
July 31, 2005	11.06	(0.04)	1.58	1.54	(0.03)	—	(0.03)	12.57	13.93	7,193	2.17	(0.33)	2.19	181.04	(d)

Class C
Year Ended:
July 31, 2009	$11.40	$0.04	$(2.73)	$(2.69)	$(0.06)	$—	$(0.06)	$8.65	(23.57)%	$394	2.03%	0.50%	2.23%	79.57%
July 31, 2008	13.65	— (e)	(1.45)	(1.45)	(0.01)	(0.79)	(0.80)	11.40	(11.38)	1,336	1.90	0.03	2.10	60.54
July 31, 2007	12.50	(0.03)	1.19	1.16	(0.01)	—	(0.01)	13.65	9.25	1,774	2.06	(0.23)	2.08	170.64
July 31, 2006	12.56	(0.06)	—	(0.06)	—	—	—	12.50	(0.48)	1,913	2.13	(0.45)	2.19	170.39
July 31, 2005	11.06	(0.02)	1.57	1.55	(0.05)	—	(0.05)	12.56	14.00	1,911	2.17	(0.74)	2.20	181.04	(d)

(a)	Excludes sales charge and/or redemption fees, if applicable.

(b)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)	The portfolio turnover rate increased significantly during the period. This increase was attributable to changes in equity management staff, cashflows into and out of the Fund, as well as tactical portfolio adjustments made in response to conditions in the energy and raw materials markets. The basic characteristics of the Fund in terms of market capitalization, style, and diversification have not changed.

(e)	Less than $0.005 per share.

96

Pacific Capital Funds	Value Fund

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities			Distributions					Ratios/Supplemental Data
			Net									Ratio of
			Realized									Net
			and		Dividends	Distributions		Net				Investment
	Net Asset		Unrealized		from	from	Total	Asset		Net Assets,	Ratio of	Income	Ratio of
	Value,	Net	Gains	Total from	Net	Net	Dividends	Value,		End of	Expenses	(Loss) to	Expenses to
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	and	End of	Total	Period	to Average	Average	Average	Portfolio
	of Period	Income	Investments	Activities	Income	Gains	Distributions	Period	Return (a)	(000’s)	Net Assets	Net Assets	Net Assets (b)	Turnover (c)

Class A
Year Ended:
July 31, 2009	$7.43	$0.11	$(1.69)	$(1.58)	$(0.11)	$—	$(0.11)	$5.74	(21.08)%	$2,150	1.24%	1.85%	1.59%	96.77%
July 31, 2008	10.55	0.12	(1.37)	(1.25)	(0.12)	(1.75)	(1.87)	7.43	(14.09)	2,157	1.13	1.28	1.48	92.94
July 31, 2007	10.69	0.12	1.15	1.27	(0.12)	(1.29)	(1.41)	10.55	12.10	2,962	1.28	1.05	1.45	183.84
July 31, 2006	9.87	0.09	0.83	0.92	(0.10)	—	(0.10)	10.69	9.39	2,991	1.34	0.91	1.67	141.07
July 31, 2005	8.37	0.08	1.50	1.58	(0.08)	—	(0.08)	9.87	18.75	2,910	1.36	0.78	1.87	129.24	(d)

Class B
Year Ended:
July 31, 2009	$7.25	$0.06	$(1.65)	$(1.59)	$(0.06)	$—	$(0.06)	$5.60	(21.78)%	$249	1.99%	1.20%	2.19%	96.77%
July 31, 2008	10.34	0.05	(1.34)	(1.29)	(0.05)	(1.75)	(1.80)	7.25	(14.66)	528	1.88	0.57	2.08	92.94
July 31, 2007	10.51	0.03	1.13	1.16	(0.04)	(1.29)	(1.33)	10.34	11.24	1,102	2.03	0.33	2.05	183.84
July 31, 2006	9.70	0.02	0.81	0.83	(0.02)	—	(0.02)	10.51	8.57	1,433	2.09	0.17	2.15	141.07
July 31, 2005	8.25	—	1.48	1.48	(0.03)	—	(0.03)	9.70	18.00	1,460	2.11	0.04	2.12	129.24	(d)

Class C
Year Ended:
July 31, 2009	$7.27	$0.06	$(1.65)	$(1.59)	$(0.06)	$—	$(0.06)	$5.62	(21.79)%	$468	1.99%	1.17%	2.19%	96.77%
July 31, 2008	10.37	0.05	(1.34)	(1.29)	(0.06)	(1.75)	(1.81)	7.27	(14.69)	1,321	1.88	0.55	2.08	92.94
July 31, 2007	10.54	0.03	1.13	1.16	(0.04)	(1.29)	(1.33)	10.37	11.21	1,831	2.03	0.31	2.05	183.84
July 31, 2006	9.74	0.02	0.81	0.83	(0.03)	—	(0.03)	10.54	8.57	2,082	2.09	0.16	2.15	141.07
July 31, 2005	8.25	—	1.50	1.50	(0.01)	—	(0.01)	9.74	18.00	1,833	2.11	(0.19)	2.14	129.24	(d)

(a)	Excludes sales charge and/or redemption fees, if applicable.

(b)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)	The portfolio turnover rate increased significantly during the period. This increase was attributable to changes in equity management staff, cashflows into and out of the Fund, as well as tactical portfolio adjustments made in response to conditions in the energy and raw materials markets. The basic characteristics of the Fund in terms of market capitalization, style, and diversification have not changed.

97

Pacific Capital Funds	High Grade Core Fixed Income Fund

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities				Distributions
				Net								Ratios/Supplemental Data
				Realized										Ratio of
				and		Dividends	Distributions			Net				Net
	Net Asset			Unrealized		from	from		Total	Asset		Net Assets,	Ratio of	Investment	Ratio of
	Value,	Net		Gains	Total from	Net	Net		Dividends	Value,		End of	Expenses to	Income to	Expenses to
	Beginning	Investment		(Losses) on	Investment	Investment	Realized		and	End of	Total	Period	Average	Average	Average	Portfolio
	of Period	Income		Investments	Activities	Income	Gains		Distributions	Period	Return (a)	(000’s)	Net Assets	Net Assets	Net Assets (b)	Turnover (c)

Class A
Year Ended:
July 31, 2009	$10.70	$0.44	(d)	$0.28 (d)	$0.72	$(0.43)	$—		$(0.43)	$10.99	6.93%	$3,356	1.01%	4.10%	1.31%	46.98%
July 31, 2008	10.62	0.48		0.07	0.55	(0.47)	—		(0.47)	10.70	5.21	3,259	0.94	4.42	1.24	65.72
July 31, 2007	10.61	0.50		—	0.50	(0.49)	—		(0.49)	10.62	4.75	3,115	0.93	4.67	1.23	66.38
July 31, 2006	11.02	0.44		(0.41)	0.03	(0.44)	—	(e)	(0.44)	10.61	0.29	3,689	0.96	4.06	1.45	85.53
July 31, 2005	11.05	0.40		—	0.40	(0.40)	(0.03)		(0.43)	11.02	3.67	4,577	1.00	3.58	1.67	27.95

Class B
Year Ended:
July 31, 2009	$10.67	$0.36		$0.28	$0.64	$(0.35)	$—		$(0.35)	$10.96	6.14%	$519	1.76%	3.38%	1.91%	46.98%
July 31, 2008	10.60	0.40		0.06	0.46	(0.39)	—		(0.39)	10.67	4.34	881	1.69	3.70	1.84	65.72
July 31, 2007	10.59	0.42		—	0.42	(0.41)	—		(0.41)	10.60	3.98	1,634	1.68	3.91	1.83	66.38
July 31, 2006	11.00	0.36		(0.41)	(0.05)	(0.36)	—	(e)	(0.36)	10.59	(0.45)	2,944	1.71	3.32	1.92	85.53
July 31, 2005	11.03	0.32		—	0.32	(0.32)	(0.03)		(0.35)	11.00	2.90	4,019	1.75	2.83	1.92	27.95

Class C
Year Ended:
July 31, 2009	$10.67	$0.36		$0.29	$0.65	$(0.35)	$—		$(0.35)	$10.97	6.24%	$462	1.76%	3.36%	1.91%	46.98%
July 31, 2008	10.60	0.40		0.06	0.46	(0.39)	—		(0.39)	10.67	4.34	860	1.69	3.67	1.84	65.72
July 31, 2007	10.59	0.42		—	0.42	(0.41)	—		(0.41)	10.60	3.98	964	1.68	3.90	1.83	66.38
July 31, 2006	11.00	0.36		(0.41)	(0.05)	(0.36)	—	(e)	(0.36)	10.59	(0.45)	1,322	1.71	3.34	1.92	85.53
July 31, 2005	11.02	0.32		0.01	0.33	(0.32)	(0.03)		(0.35)	11.00	3.00	1,188	1.75	2.90	1.93	27.95

(a)	Excludes sales charge and/or redemption fees, if applicable.

(b)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)	Amounts calculated using the daily average shares method.

(e)	Less than $0.005 per share.

98

Pacific Capital Funds	Tax-Free Securities Fund

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities			Distributions					Ratios/Supplemental Data
			Net
			Realized									Ratio of
			and		Dividends	Distributions		Net				Net
	Net Asset		Unrealized		from	from	Total	Asset		Net Assets,	Ratio of	Investment	Ratio of
	Value,	Net	Gains	Total from	Net	Net	Dividends	Value,		End of	Expenses	Income to	Expenses to
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	and	End of	Total	Period	to Average	Average	Average	Portfolio
	of Period	Income	Investments	Activities	Income	Gains	Distributions	Period	Return (a)	(000’s)	Net Assets	Net Assets	Net Assets (b)	Turnover (c)

Class A
Year Ended:
July 31, 2009	$9.90	$0.39	$0.04	$0.43	$(0.39)	$(0.01)	$(0.40)	$9.93	4.50%	$5,904	1.01%	3.96%	1.31%	23.69%
July 31, 2008	10.05	0.41	(0.14)	0.27	(0.41)	(0.01)	(0.42)	9.90	2.77	5,136	0.95	4.14	1.25	30.61
July 31, 2007	10.11	0.41	(0.05)	0.36	(0.41)	(0.01)	(0.42)	10.05	3.57	5,513	0.93	4.02	1.23	19.29
July 31, 2006	10.52	0.40	(0.28)	0.12	(0.40)	(0.13)	(0.53)	10.11	1.19	6,209	0.98	3.87	1.48	59.63	(d)
July 31, 2005	10.72	0.41	(0.04)	0.37	(0.41)	(0.16)	(0.57)	10.52	3.49	8,973	1.00	3.83	1.67	8.65

Class B
Year Ended:
July 31, 2009	$9.90	$0.31	$0.04	$0.35	$(0.31)	$(0.01)	$(0.32)	$9.93	3.73%	$267	1.76%	3.27%	1.91%	23.69%
July 31, 2008	10.05	0.34	(0.14)	0.20	(0.34)	(0.01)	(0.35)	9.90	2.00	731	1.70	3.39	1.85	30.61
July 31, 2007	10.11	0.33	(0.05)	0.28	(0.33)	(0.01)	(0.34)	10.05	2.80	1,103	1.68	3.24	1.83	19.29
July 31, 2006	10.52	0.32	(0.28)	0.04	(0.32)	(0.13)	(0.45)	10.11	0.44	2,375	1.73	3.11	1.94	59.63	(d)
July 31, 2005	10.72	0.33	(0.04)	0.29	(0.33)	(0.16)	(0.49)	10.52	2.71	3,344	1.75	3.08	1.92	8.65

Class C
Year Ended:
July 31, 2009	$9.91	$0.31	$0.05	$0.36	$(0.31)	$(0.01)	$(0.32)	$9.95	3.81%	$11	1.76%	3.17%	1.91%	23.69%
July 31, 2008	10.05	0.34	(0.13)	0.21	(0.34)	(0.01)	(0.35)	9.91	2.10	11	1.70	3.38	1.85	30.61
July 31, 2007	10.11	0.33	(0.05)	0.28	(0.33)	(0.01)	(0.34)	10.05	2.79	11	1.68	3.27	1.83	19.29
July 31, 2006	10.53	0.32	(0.29)	0.03	(0.32)	(0.13)	(0.45)	10.11	0.35	10	1.73	3.11	1.94	59.63	(d)
July 31, 2005	10.72	0.33	(0.03)	0.30	(0.33)	(0.16)	(0.49)	10.53	2.83	10	1.74	3.09	1.90	8.65

(a)	Excludes sales charge and/or redemption fees, if applicable.

(b)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)	The portfolio turnover rate increased significantly during the period. This increase was attributable to cashflows into and out of the Fund, as well as tactical portfolio adjustments made in response to rising short and intermediate interest rates. The basic characteristics of the Fund in terms of market capitalization, style and diversification have not changed.

99

Pacific Capital Funds	High Grade Short Intermediate Fixed Income Fund

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities			Distributions						Ratios/Supplemental Data
			Net
			Realized										Ratio of
			and		Dividends	Distributions			Net				Net
	Net Asset		Unrealized	Total	from	from		Total	Asset		Net Assets,	Ratio of	Investment	Ratio of
	Value,	Net	Gains	from	Net	Net		Dividends	Value,		End of	Expenses	Income to	Expenses to
	Beginning	Investment	(Losses) on	Investment	Investment	Realized		and	End of	Total	Period	to Average	Average	Average	Portfolio
	of Period	Income	Investments	Activities	Income	Gains		Distributions	Period	Return (a)	(000’s)	Net Assets	Net Assets	Net Assets (b)	Turnover (c)

CLASS A
Year Ended:
July 31, 2009	$9.69	$0.36	$0.33	$0.69	$(0.37)	$—		$(0.37)	$10.01	7.30%	$1,216	0.77%	3.67%	1.30%	100.24%
July 31, 2008	9.54	0.40	0.15	0.55	(0.40)	—		(0.40)	9.69	5.83	1,022	0.77	4.12	1.23	143.94
July 31, 2007	9.53	0.42	0.01	0.43	(0.42)	—		(0.42)	9.54	4.61	984	0.77	4.43	1.22	88.15
July 31, 2006	9.66	0.34	(0.13)	0.21	(0.34)	—		(0.34)	9.53	2.21	1,261	0.78	3.49	1.43	74.37
July 31, 2005	9.80	0.26	(0.14)	0.12	(0.26)	—	(d)	(0.26)	9.66	1.27	1,781	0.80	2.69	1.59	35.32

CLASS C
Year Ended:
July 31, 2009	$9.68	$0.28	$0.34	$0.62	$(0.30)	$—		$(0.30)	$10.00	6.51%	$439	1.52%	2.91%	1.90%	100.24%
July 31, 2008	9.54	0.33	0.14	0.47	(0.33)	—		(0.33)	9.68	4.93	463	1.52	3.38	1.83	143.94
July 31, 2007	9.52	0.35	0.02	0.37	(0.35)	—		(0.35)	9.54	3.94	511	1.52	3.67	1.82	88.15
July 31, 2006	9.65	0.27	(0.13)	0.14	(0.27)	—		(0.27)	9.52	1.45	675	1.53	2.80	1.89	74.37
July 31, 2005	9.80	0.19	(0.15)	0.04	(0.19)	—	(d)	(0.19)	9.65	0.40	631	1.55	1.99	1.84	35.32

(a)	Excludes sales charge and/or redemption fees, if applicable.

(b)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)	Less than $0.005 per share.

100

Pacific Capital Funds	Tax-Free Short Intermediate Securities Fund

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities			Distributions					Ratios/Supplemental Data
			Net
			Realized									Ratio of
			and		Dividends	Distributions		Net				Net
	Net Asset		Unrealized		from	from	Total	Asset		Net Assets,	Ratio of	Investment	Ratio of
	Value,	Net	Gains	Total from	Net	Net	Dividends	Value,		End of	Expenses	Income to	Expenses to
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	and	End of	Total	Period	to Average	Average	Average	Portfolio
	of Period	Income	Investments	Activities	Income	Gains	Distributions	Period	Return (a)	(000’s)	Net Assets	Net Assets	Net Assets (b)	Turnover (c)

CLASS A
Year Ended:
July 31, 2009	$10.14	$0.24	$0.12	$0.36	$(0.24)	$—	$(0.24)	$10.26	3.56%	$1,829	1.07%	2.24%	1.32%	40.33%
July 31, 2008	10.02	0.31	0.12	0.43	(0.31)	—	(0.31)	10.14	4.31	1,956	1.02	3.04	1.27	39.29
July 31, 2007	10.05	0.31	(0.03)	0.28	(0.31)	—	(0.31)	10.02	2.84	2,175	0.99	3.10	1.23	68.09
July 31, 2006	10.21	0.28	(0.16)	0.12	(0.28)	—	(0.28)	10.05	1.22	2,792	1.00	2.78	1.44	112.73	(d)
July 31, 2005	10.30	0.23	(0.09)	0.14	(0.23)	—	(0.23)	10.21	1.40	3,784	1.00	2.26	1.62	28.31

CLASS C
Year Ended:
July 31, 2009	$10.14	$0.16	$0.12	$0.28	$(0.16)	$—	$(0.16)	$10.26	2.80%	$11	1.82%	1.54%	1.92%	40.33%
July 31, 2008	10.02	0.23	0.12	0.35	(0.23)	—	(0.23)	10.14	3.55	11	1.77	2.30	1.87	39.29
July 31, 2007	10.06	0.24	(0.04)	0.20	(0.24)	—	(0.24)	10.02	1.97	10	1.74	2.35	1.83	68.09
July 31, 2006	10.21	0.20	(0.15)	0.05	(0.20)	—	(0.20)	10.06	0.55	10	1.75	2.03	1.91	112.73	(d)
July 31, 2005	10.31	0.16	(0.10)	0.06	(0.16)	—	(0.16)	10.21	0.54	10	1.75	1.52	1.87	28.31

(a)	Excludes sales charge and/or redemption fees, if applicable.

(b)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)	The portfolio turnover rate increased significantly during the period. This increase was primarily attributable to tactical portfolio adjustments made in response to rising short and intermediate interest rates and Hawaii municipal bond availability. The basic characteristics of the Fund in terms of style and diversification have not changed.

101

Pacific Capital Funds	U.S. Government Short Fixed Income Fund

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities			Distributions					Ratios/Supplemental Data
			Net
			Realized									Ratio of
			and		Dividends	Distributions		Net				Net
	Net Asset		Unrealized		from	from	Total	Asset		Net Assets,	Ratio of	Investment	Ratio of
	Value,	Net	Gains	Total from	Net	Net	Dividends	Value,		End of	Expenses	Income to	Expenses to
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	and	End of	Total	Period	to Average	Average	Average	Portfolio
	of Period	Income	Investments	Activities	Income	Gains	Distributions	Period	Return (a)	(000’s)	Net Assets	Net Assets	Net Assets (b)	Turnover (c)

CLASS A
Year Ended:
July 31, 2009	$10.26	$0.19	$0.14	$0.33	$(0.19)	$—	$(0.19)	$10.40	3.24%	$1,707	0.68%	2.09%	1.18%	77.12%
July 31, 2008	10.06	0.39	0.20	0.59	(0.39)	—	(0.39)	10.26	5.89	2,773	0.65	3.75	1.09	62.20
July 31, 2007	10.04	0.45	0.02	0.47	(0.45)	—	(0.45)	10.06	4.80	2,265	0.64	4.50	1.07	81.16
July 31, 2006	10.04	0.32	—	0.32	(0.32)	—	(0.32)	10.04	3.27	2,355	0.63	3.03	1.36	88.38
July 31, 2005	10.10	0.18	(0.06)	0.12	(0.18)	—	(0.18)	10.04	1.19	6,552	0.62	1.76	1.47	64.16

CLASS B
Year Ended:
July 31, 2009	$10.26	$0.11	$0.15	$0.26	$(0.12)	$—	$(0.12)	$10.40	2.52%	$214	1.43%	1.25%	1.78%	77.12%
July 31, 2008	10.06	0.31	0.20	0.51	(0.31)	—	(0.31)	10.26	5.11	454	1.40	3.08	1.69	62.20
July 31, 2007	10.04	0.38	0.02	0.40	(0.38)	—	(0.38)	10.06	4.02	825	1.39	3.75	1.67	81.16
July 31, 2006	10.04	0.25	—	0.25	(0.25)	—	(0.25)	10.04	2.50	1,238	1.38	2.44	1.77	88.38
July 31, 2005	10.10	0.10	(0.06)	0.04	(0.10)	—	(0.10)	10.04	0.43	1,609	1.37	1.01	1.72	64.16

CLASS C
Year Ended:
July 31, 2009	$10.26	$0.11	$0.15	$0.26	$(0.11)	$—	$(0.11)	$10.41	2.58%	$1,009	1.43%	1.07%	1.78%	77.12%
July 31, 2008	10.06	0.31	0.20	0.51	(0.31)	—	(0.31)	10.26	5.11	928	1.40	3.04	1.69	62.20
July 31, 2007	10.04	0.38	0.02	0.40	(0.38)	—	(0.38)	10.06	4.02	1,116	1.39	3.75	1.67	81.16
July 31, 2006	10.04	0.25	—	0.25	(0.25)	—	(0.25)	10.04	2.50	1,514	1.38	2.45	1.77	88.38
July 31, 2005	10.10	0.10	(0.06)	0.04	(0.10)	—	(0.10)	10.04	0.43	1,834	1.37	1.20	1.72	64.16

(a)	Excludes sales charge and/or redemption fees, if applicable.

(b)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

102

For more information about the Pacific Capital Funds, the following documents are available free upon request:

Annual and Semi-Annual Reports/Form N-Q:

The Funds’ Annual and Semi-Annual reports to shareholders contain additional information on the Funds’ investments. The annual report includes a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. In addition, the Funds’ file their complete portfolio schedule as of the end of their first and third fiscal quarters with the Securities and Exchange Commission on Form N-Q.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds, including operations, proxy voting and investment policies. A discussion of the Trust’s policies and procedures regarding the release of portfolio holdings information is also available in the SAI. It is incorporated by reference and is legally considered a part of this prospectus.

You can obtain free copies of Annual Reports, Semi-Annual Reports, Form N-Q and the SAI, or request other information and discuss your questions about the Funds, by contacting the Pacific Capital Funds or a broker/dealer that sells the Funds. To contact Pacific Capital Funds:

Pacific Capital Funds

P.O. Box 182130

Columbus, Ohio 43218-2130

Telephone: 1-800-258-9232

Website: www.pacificcapitalfunds.com

E-Delivery of Shareholder Reports:

Pacific Capital Funds shareholders can now sign up to receive Prospectuses, Annual Reports, Semi-Annual Reports and other Fund updates electronically instead of through the mail. To go paperless, register for E-Delivery today by logging onto www.pacificcapitalfunds.com.

You can review and copy the Annual and Semi-Annual Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. For the hours of operation for the Public Reference Room call 1-202-942-8090. You can receive text-only copies:

•	For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102, or by electronic request, by emailing the SEC at: publicinfo@sec.gov

•	At no charge from the EDGAR database on the SEC’s Website at http://www.sec.gov

Investment Company Act file no. 811-7454.
PCPPUAB1109

November 27, 2009

New Asia Growth Fund
International Stock Fund
Small Cap Fund
Mid-Cap Fund
Growth Stock Fund
Growth and Income Fund
Value Fund
High Grade Core Fixed Income Fund
Tax-Free Securities Fund
High Grade Short Intermediate Fixed Income Fund
Tax-Free Short Intermediate Securities Fund
U.S. Government Short Fixed Income Fund

Class Y
Institutional Shares

The Securities and Exchange Commission has not approved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Questions?
Call 800-258-9232 between 8 a.m. and 9 p.m.
Eastern time or contact your investment representative.

Pacific Capital Funds Table of Contents

	Risk/Return Summary and Fund Expenses

Carefully review this important section, which summarizes each Fund’s investments, risks, past performance, and fees.	3 7 11 15 19 23 27 31 35 39 43 47	New Asia Growth Fund
International Stock Fund
Small Cap Fund
Mid-Cap Fund
Growth Stock Fund
Growth and Income Fund
Value Fund
High Grade Core Fixed Income Fund
Tax-Free Securities Fund
High Grade Short Intermediate Fixed Income Fund
Tax-Free Short Intermediate Securities Fund
		U.S. Government Short Fixed Income Fund

	Principal Risks

Review this section for details on each Fund’s principal risks.	50	Discussion of Risks

	Fund Management

Review this section for details on the people and organizations who oversee the Funds.	54 54 55 57	The Investment Adviser The Sub-Advisers Portfolio Managers The Distributor, Administrator and Sub-Administrator

	Shareholder Information

Review this section for details on how shares are valued, how to purchase, sell and exchange shares, related charges, and payments of dividends and distributions.	58 59 62 64 65 66 68	Pricing of Fund Shares Purchasing and Adding to Your Shares Selling Your Shares General Policies on Selling Shares Market Timing Exchanging Your Shares Dividends, Distributions and Taxes

	Financial Highlights

Review this section for details on selected financial highlights of the Funds.	70

Pacific Capital Funds (referred to in this prospectus as the “Trust”) is a professionally managed, open-end, management investment company with multiple funds available for investment (referred to as “Funds”). The Asset Management Group of Bank of Hawaii (referred to as the “Adviser”) is the investment adviser to the Funds. Day-to-day management of certain Funds is performed by investment sub-advisers (referred to as “Sub-Advisers”).

2

Risk/Return Summary and Fund Expenses	New Asia Growth Fund

Risk/Return Summary

Investment Objective	• Long term capital appreciation

Principal Investment Strategies	The New Asia Growth Fund invests at least 80% of its net assets plus borrowings for investment purposes in common and preferred stocks of companies located in the countries of Asia (other than Japan) and securities that are convertible into such common stocks. (The Fund will provide its shareholders with at least 60 days’ prior notice of any change in this non-fundamental investment policy.) The Fund may invest in these securities directly, or indirectly through other investment companies or trusts that invest the majority of their assets in such securities. Asian countries include, but are not limited to, Hong Kong, China, India, Indonesia, South Korea, Malaysia, the Philippines, Singapore, Taiwan, Pakistan, Bangladesh, Sri Lanka and Thailand. An issuer is considered to be located in an Asian country if it is organized under the laws of the country, if it derives 50% or more of its total revenues from business in the country, or if its equity securities are traded principally on a securities exchange in the country. The Fund does not limit its investments to any particular type or size of company. The Fund focuses on companies whose earnings its Sub-Adviser, First State Investments International Limited, expects to grow or whose share price it believes is undervalued.

In selecting and maintaining a portfolio of investments in any country, the Fund’s Sub-Adviser considers the investment instruments traded in the country’s stock markets and the upside potential of such markets (including the economic, political and social factors affecting each country and the prospects for improvements in these factors in the short, medium and long term). The Fund does not give important consideration to current income from dividends and interest in selecting portfolio securities.

The Fund may invest to a lesser degree in debt securities and other instruments if the Adviser or the Sub-Adviser believes they would help achieve the Fund’s objective; up to 10% of its net assets may be invested in debt securities rated below investment grade (“junk bonds”). The Fund may also invest up to 20% of its net assets in any combination of equity, investment grade debt and convertible securities of issuers located outside the Asian countries noted above, including the United States, and may use derivative instruments such as futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.

3

Risk/Return Summary and Fund Expenses	New Asia Growth Fund

Principal Investment Risks	Because the value of the Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

The values of the Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices of smaller and newer companies fluctuate more than larger, more established companies. In addition, the performance of foreign securities depends on different political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging country markets involve greater risk and volatility then more developed markets. Since the Fund invests significantly in securities of issuers in one or more Asian countries, and issuers in any one country may from time to time represent more than 20% of the Fund’s portfolio, it also will be affected by a variety of economic and political factors specific to those countries. The values of the Fund’s investments in convertible and debt securities, if any, are also affected by interest rates; if rates rise, the values of these investments may fall. Investments by the Fund in junk bonds, if any, are considered speculative and the value of investments in derivative instruments, if any, may rise or fall more rapidly than other investments.

Portfolio Holdings	A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information.

Who May Want to Invest?
Consider investing in the Fund if you:
  • want potential capital appreciation and are willing to accept the higher risks associated with investing in emerging country stocks
  • are investing for long-term goals
  • want professional portfolio management

This Fund is not appropriate for anyone seeking: • safety of principal • regular income • a short term investment

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

4

Risk/Return Summary and Fund Expenses	New Asia Growth Fund

The chart and table on this page show how the New Asia Growth Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the Fund’s yearly pre-tax performance over a period of ten years to demonstrate that the Fund has gained and lost value at different times. The table below it compares the Fund’s performance over time to the Morgan Stanley Capital International (MSCI) All Country (AC) Far East Free Index (excluding Japan), a widely recognized index of stock markets in that region.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

Performance Bar Chart
Year-by-Year Total Returns as of 12/31
for Class Y Shares

The bar chart does not reflect the impact of any taxes, and if these amounts were reflected returns would be lower than those shown.

For the period January 1, 2009 through September 30, 2009, the aggregate (non-annualized) pre-tax total return of Class Y shares was 41.85%.

Best quarter:	Q4	1999	44.81%
Worst quarter:	Q3	2001	−24.44%

Performance Table
Average Annual Total Returns
(for the periods ended December 31, 2008)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

	Past	Past 5	Past 10
	Year	Years	Years

Class Y
— Before Taxes	(42.17)%	8.08%	9.31%
— After Taxes on Distributions	(44.81)%	5.77%	8.11%
— After Taxes on Distributions and Sale of Fund Shares	(24.81)%	6.95%	8.25%

MSCI AC Far East Free Index (excluding Japan)*	(50.39)%	5.17%	5.44%

* Reflects no deduction for fees, expenses or taxes.

5

Risk/Return Summary and Fund Expenses	New Asia Growth Fund

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. Annual Fund operating expenses are based on amounts incurred during the fiscal year ended July 31, 2009. While the Fund’s Management fee is contractually set as a percentage of Fund assets, other expenses may not vary with Fund assets. As a result, a decline in assets may result in higher operating expenses as a percentage of assets. If you purchase shares through a broker or other investment representative, including an affiliate of the Adviser, they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

•	$10,000 initial investment in the Fund
•	5.00% annual return
•	no changes in the Fund’s operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different. Operating expenses, and therefore the amount of fees and expenses you would pay, may increase as a percentage of assets should the Fund’s total assets decrease.
Fees and Expenses

Shareholder Transaction Expenses
(fees paid by you directly)	Y Shares

Redemption/Exchange fee (as a % of amount redeemed or exchanged)[1]	2.00%

Annual Fund Operating Expenses (fees paid from fund assets)	Y Shares

Management fee[2]	0.90%

Other expenses[3]	0.63%

Total Annual Fund operating expenses[2,3]	1.53%

1 A redemption/exchange fee of 2.00% may be charged for any shares redeemed or exchanged within 30 days after the date they were acquired. Although the Fund has a goal of applying this redemption/exchange fee to most such redemptions/exchanges, the redemption/exchange fee may not apply in certain circumstances where it is not currently practicable for the Fund to impose the fee or to certain types of redemptions/exchanges that do not indicate market timing strategies. Further, the fee does not apply to shares purchased through reinvested dividends or capital gains. For a more detailed description of the Fund’s policy on redemption/exchange fees, see “Redemption/Exchange Fees” later in this prospectus.

2 The Management fee includes fees of 0.40% payable to the Adviser and 0.50% payable to the Sub-Adviser.

3 Based on amounts incurred during the fiscal year ended July 31, 2009. A decline in assets may result in higher expenses as a percentage of assets.

Expense Example

	1	3	5	10
	Year	Years	Years	Years

Class Y Shares	$156	$483	$834	$1,824

6

Risk/Return Summary and Fund Expenses	International Stock Fund

Risk/Return Summary

Investment Objective	• Long term capital appreciation

Principal Investment Strategies	The International Stock Fund invests at least 65% of its total assets in common stocks, common stock equivalents (such as preferred or debt securities convertible into common stock), and preferred stocks of foreign companies, and at least 80% of its net assets plus borrowings for investment purposes in such securities of domestic and foreign companies. (The Fund will provide its shareholders with at least 60 days’ prior notice of any change in this non-fundamental investment policy.) The Fund may invest in these securities directly, or indirectly through other investment companies or trusts that invest the majority of their assets in foreign companies. The Fund does not limit its investments to any particular type or size of company or to any region of the world, including emerging markets countries.

The Fund’s Sub-Adviser, Hansberger Global Investors, Inc., incorporates a risk-control framework to control macroeconomic sector and regional weightings. It uses a combination of value and growth international equity disciplines involving fundamental qualitative and quantitative analysis of issuers (a “bottom-up” approach). This investment approach attempts to be style neutral and does not attempt to add value through altering allocations between value and growth styles; rebalancing occurs semi-annually or when cash flows permit.

The Fund may invest to a lesser degree in investment grade debt securities and other instruments if the Adviser or the Sub-Adviser believes they would help achieve the Fund’s objective. The Fund may also invest up to 35% of its total assets in any combination of equity, investment grade debt and convertible securities of issuers located in the United States, and may use derivative instruments such as futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.

Principal Investment Risks	Because the value of the Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

The values of the Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices of smaller and newer companies fluctuate more than larger, more established companies. In addition, the performance of foreign securities depends on different political and economic environments and other overall economic conditions in the countries where the Fund invests. Emerging country markets involve greater risk and volatility than more developed markets. Since issuers in any one country may from time to time represent more than 20% of the Fund’s portfolio, it will also be

7

Risk/Return Summary and Fund Expenses	International Stock Fund

affected by a variety of economic and political factors specific to those countries. The values of the Fund’s investments in convertible and debt securities, if any, are also affected by interest rates; if rates rise, the values of these investments may fall. The value of investments by the Fund in derivative instruments, if any, may rise or fall more rapidly than other investments.

Portfolio Holdings	A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information.

Who May Want to Invest?
Consider investing in the Fund if you:
  • want potential capital appreciation and are willing to accept the higher risks associated with investing in foreign stocks
  • are investing for long-term goals
  • want professional portfolio management
This Fund is not appropriate for anyone seeking:
  • safety of principal
  • regular income
  • a short term investment

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

8

Risk/Return Summary and Fund Expenses	International Stock Fund

The chart and table on this page show how the International Stock Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund over a period of ten years to demonstrate that the Fund has gained and lost value at different times. The table below it compares the performance of the Fund over time to the Morgan Stanley Capital International (MSCI) All Country World (ACWI) ex US Index, which is an unmanaged index of issuers located in countries throughout the world, representing both developed and emerging markets, excluding the United States. The Fund’s sub-adviser has changed from time to time in the past; performance since June 1, 2004 represents returns under the Fund’s current sub-advisory relationship.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

Performance Bar Chart
Year-by-Year Total Returns as of 12/31
for Class Y Shares

The bar chart does not reflect the impact of any taxes, and if these amounts were reflected returns would be lower than those shown.

For the period January 1, 2009 through September 30, 2009, the aggregate (non-annualized) pre-tax total return of Class Y shares was 38.27%.

Best quarter:	Q4	1999	44.24%
Worst quarter:	Q4	2008	−24.39%

Performance Table
Average Annual Total Returns
(for the periods ended December 31, 2008)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

	Past	Past 5	Past 10
	Year	Years	Years

Class Y
— Before Taxes	(47.46)%	(0.04)%	(0.35)%
— After Taxes on Distributions	(49.50)%	(1.01)%	(1.62)%
— After Taxes on Distributions and Sale of Fund Shares	(27.85)%	0.29%	(0.50)%

MSCI ACWI ex US Index*	(45.24)%	3.00%	2.27%

* Reflects no deduction for fees, expenses or taxes.

9

Risk/Return Summary and Fund Expenses	International Stock Fund

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. Annual Fund operating expenses are based on amounts incurred during the fiscal year ended July 31, 2009. While the Fund’s Management fee is contractually set as a percentage of Fund assets, other expenses may not vary with Fund assets. As a result, a decline in assets may result in higher operating expenses as a percentage of assets. If you purchase shares through a broker or other investment representative, including an affiliate of the Adviser, they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

•	$10,000 initial investment in the Fund
•	5.00% annual return
•	no changes in the Fund’s operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different. Operating expenses, and therefore the amount of fees and expenses you would pay, may increase as a percentage of assets should the Fund’s total assets decrease.
Fees and Expenses

Shareholder Transaction Expenses
(expenses paid by you directly)	Y Shares
Redemption/Exchange fee (as a % of amount redeemed or exchanged)[1]	2.00%
Annual Fund Operating Expenses (fees paid from fund assets)	Y Shares

Management fee[2]	1.00%

Other expenses[3]	0.65%

Acquired fund fees and expenses[4]	0.01%

Total Annual Fund operating expenses[2,3]	1.66%

1 A redemption/exchange fee of 2.00% may be charged for any shares redeemed or exchanged within 30 days after the date they were acquired. Although the Fund has a goal of applying this redemption/exchange fee to most such redemptions/exchanges, the redemption/exchange fee may not apply in certain circumstances where it is not currently practicable for the Fund to impose the fee or to certain types of redemptions/exchanges that do not indicate market timing strategies. Further, the fee does not apply to shares purchased through reinvested dividends or capital gains. For a more detailed description of the Fund’s policy on redemption/exchange fees, see “Redemption/Exchange Fees” later in this prospectus.
2 The Management fee includes fees of 0.45% payable to the Adviser and 0.60% payable to the Sub-Adviser for the first $75 million of the Fund’s average daily net assets and 0.35% of its average daily net assets in excess of $75 million. The Adviser is voluntarily limiting its portion of the Management fee to 0.35%. Total Annual Fund operating expenses after these fee waivers for Class Y shares are estimated to be 1.56%. Voluntary expense limitations may be revised or canceled at any time.
3 Based on amounts incurred during the fiscal year ended July 31, 2009. A decline in assets may result in higher expenses as a percentage of assets.
4 In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the underlying funds in which it invests (“Acquired Funds”). These Acquired Fund fees and expenses are not included in the Financial Highlights section of this prospectus, which reflects only the Total Annual Fund operating expenses (excluding Acquired Fund fees and expenses) of each Fund.

Expense Example

	1	3	5	10
	Year	Years	Years	Years

Class Y Shares	$169	$523	$902	$1,965

10

Risk/Return Summary and Fund Expenses	Small Cap Fund

Risk/Return Summary

Investment Objective	• Long term capital appreciation

Principal Investment Strategies	The Small Cap Fund invests at least 80% of its net assets in a diversified portfolio of common stocks of smaller U.S. companies and in securities that are convertible into such common stocks. (The Fund will provide its shareholders with at least 60 days’ prior notice of any change in this non- fundamental investment policy.) The Fund currently considers “smaller” companies to be those with market capitalizations in the collective range of the Russell 2000® Index and the S&P Small Cap 600 Index at the time of purchase. As of September 30, 2009, the market capitalization of companies included in the Russell 2000® Index ranged from $36 million to $3.56 billion and the market capitalization of companies included in the S&P Small Cap 600 Index ranged from $600 million to $1 billion. The Russell 2000® Index is “rebalanced” on an annual basis, and its market capitalization range can change significantly. The S&P Small Cap 600 Index is reconstituted as necessary, not on an annual or periodic schedule.

The Fund employs a “multi-manager” approach. Portions of the Fund’s assets are allocated for day-to-day management among different sub-advisers who employ distinct investment styles intended to complement one another. The investment adviser to the Fund is the Asset Management Group of Bank of Hawaii (“AMG”). As the investment adviser, AMG is responsible for supervision of the Fund’s investment sub-advisers. AMG has selected three different asset managers for the day-to-day portfolio management of the Fund: Nicholas-Applegate Capital Management (“NACM”), Wellington Management Company, LLP (“Wellington Management”) and Mellon Capital Management Corporation (“Mellon Capital”). Each sub-adviser acts independently of the others and uses its own methodologies for selecting investments. The Fund’s “multi-manager” approach permits the Fund and AMG to enter into and materially amend sub-advisory agreements with the approval of the Board of Trustees of the Trust, without obtaining shareholder approval, if AMG and the Board conclude that such arrangements would be in the best interest of the Fund’s shareholders.

NACM manages a portion of the Fund’s portfolio using a “systematic small cap” strategy. This strategy focuses on stocks NACM believes are fundamentally strong and undergoing positive change. Wellington Management manages a portion of the Fund’s portfolio using a “small cap growth” portfolio management style that relies on both fundamental and quantitative analysis to identify attractive securities in the small cap growth universe. Mellon Capital manages a portion of the Fund’s portfolio using a “small cap value” strategy. Mellon Capital utilizes a quantitative stock selection process to identify companies that Mellon Capital considers to be undervalued. The Adviser believes that the diversification of small cap

11

Risk/Return Summary and Fund Expenses	Small Cap Fund

management styles applied to various portions of the Fund’s investment portfolio will result in an overall blended “core” Fund portfolio. The portions of the Fund’s portfolio managed by NACM, Wellington Management and Mellon Capital will be determined from time to time by the Adviser in consultation with each of them, subject to capacity constraints.

The Fund may also invest in other types of equity and investment grade debt instruments issued by domestic and foreign companies and governments, including securities issued by larger companies. In addition, it may use derivative instruments such as futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.

Principal Investment Risks	Because the value of the Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. The values of the Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices of smaller and newer companies fluctuate more than larger more established companies. In addition, the performance of securities of foreign companies, if any, depends on different political and economic environments and other overall economic conditions in countries where such foreign companies operate. The values of the Fund’s convertible and debt securities, if any, may be affected by movements in interest rates; if rates rise, the values of these investments may fall. The value of investments by the Fund in derivative instruments, if any, may rise or fall more rapidly than the value of other investments.

Portfolio Holdings	A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information.

Who May Want to Invest?
Consider investing in the Fund if you:
  • want potential capital appreciation and are willing to accept the higher risks associated with investing in small cap stocks
  • are investing for long-term goals
  • want professional portfolio management

This Fund is not appropriate for anyone seeking: • safety of principal • regular income • a short term investment

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

12

Risk/Return Summary and Fund Expenses	Small Cap Fund

The chart and table on this page show how the Small Cap Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund over a period of ten years to demonstrate that the Fund has gained and lost value at different times. The table below it compares the performance of the Fund over time to the Russell 2000® Index. The Russell 2000® Index is comprised of the smallest 2000 securities in the Russell 3000® Index. The Fund’s sub-advisers have changed from time to time in the past; performance since June 26, 2007 represents returns under the Fund’s current sub-advisory relationships.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

Performance Bar Chart
Year-by-Year Total Returns as of 12/31
for Class Y Shares

The bar chart does not reflect the impact of any taxes, and if these amounts were reflected returns would be lower than those shown.

For the period January 1, 2009 through September 30, 2009, the aggregate (non-annualized) pre-tax total return of Class Y shares was 20.85%.

Best quarter:	Q2	2003	24.43%
Worst quarter:	Q4	2008	−26.76%

Performance Table
Average Annual Total Returns
(for the periods ended December 31, 2008)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

	Past	Past 5	Past 10
	Year	Years	Years

Class Y
— Before Taxes	(38.70)%	(1.52)%	7.55%
— After Taxes on Distributions	(38.74)%	(3.47)%	5.29%
— After Taxes on Distributions and Sale of Fund Shares	(25.11)%	(1.39)%	5.81%

Russell 2000® Index*	(33.79)%	(0.93)%	3.02%

* Reflects no deduction for fees, expenses or taxes.

13

Risk/Return Summary and Fund Expenses	Small Cap Fund

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. Annual Fund operating expenses are based on amounts incurred during the fiscal year ended July 31, 2009. While the Fund’s Management fee is contractually set as a percentage of Fund assets, other expenses may not vary with Fund assets. As a result, a decline in assets may result in higher operating expenses as a percentage of assets. If you purchase shares through a broker or other investment representative, including an affiliate of the Adviser, they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

•	$10,000 initial investment in the Fund
•	5.00% annual return
•	no changes in the Fund’s operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different. Operating expenses, and therefore the amount of fees and expenses you would pay, may increase as a percentage of assets should the Fund’s total assets decrease.
Fees and Expenses

Annual Fund Operating Expenses
(fees paid from fund assets)	Y Shares
Management fee[1]	1.10%

Other expenses[2]	0.58%

Acquired fund fees and expenses[3]	0.02%

Total Annual Fund operating expenses[1,2]	1.70%

1 The Management fee is comprised of fees paid to the Adviser and Sub-Advisers NACM, Wellington Management and Mellon Capital. The Adviser’s fee is 0.40%, 0.40% and 0.55% of the average daily net assets managed by NACM, Wellington Management and Mellon Capital respectively. NACM’s fee is 0.70% of the average daily net assets it manages. Wellington Management’s fee is 0.70% of the first $150 million of the average daily net assets it manages and 0.65% of average daily net assets it manages in excess of $150 million. Mellon Capital’s fee is 0.55% of the first $100 million of average daily net assets it manages, 0.50% of the next $100 million of average daily net assets it manages and 0.45% of average daily net assets it manages in excess of $200 million. The Adviser is voluntarily limiting its Management fee to 0.35% to offset fees paid to the Sub-Advisers so that the total Management fee does not exceed 1.00%. Total Annual Fund operating expenses after these fee waivers for Class Y shares are estimated to be 1.60%. Voluntary expense limitations may be revised or canceled at any time.

2 Based on amounts incurred during the fiscal year ended July 31, 2009. A decline in assets may result in higher expenses as a percentage of assets.

3 In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the underlying funds in which it invests (“Acquired Funds”). These Acquired Fund fees and expenses are not included in the Financial Highlights section of this prospectus, which reflects only Total Annual Fund operating expenses (excluding Acquired Fund fees and expenses) of each Fund.

Expense Example

	1	3	5	10
	Year	Years	Years	Years

Class Y Shares	$173	$536	$923	$2,009

14

Risk/Return Summary and Fund Expenses	Mid-Cap Fund

Risk/Return Summary

Investment Objective	• Long term capital appreciation

Principal Investment Strategies	The Mid-Cap Fund invests at least 80% of its total assets in a diversified portfolio of U.S. traded common stocks of companies within the market capitalization range of the S&P MidCap 400 Index (approximately $300 million to $7 billion as of September 30, 2009) and in securities that are convertible into such common stocks such as warrants, convertible preferred stock, fixed rate preferred stock, convertible fixed-income securities, options and rights. (The Fund will provide its shareholders with at least 60 days’ prior notice of any change in this non-fundamental investment policy.) The Fund focuses on stocks its Sub-Adviser, Chicago Equity Partners, LLC, believes are undervalued, fundamentally strong and undergoing positive change. The Sub-Adviser’s management team endeavors to add value through individual security selection rather than through industry selection, and employs an active process combining quantitative research and fundamental analysis.

The Fund may also invest in other types of equity and investment grade debt instruments issued by domestic and foreign companies and governments, including securities issued by larger companies. In addition, it may use derivative instruments such as futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.

Principal Investment Risks	Because the value of the Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

The values of the Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices of mid-sized companies fluctuate more than larger more established companies. In addition, the performance of foreign securities, if any, depends on different political and economic environments and other overall economic conditions in countries where such foreign companies operate. The values of the Fund’s convertible and debt securities, if any, may be affected by movements in interest rates; if rates rise, the values of these securities may fall. The value of investments by the Fund in derivative instruments, if any, may rise or fall more rapidly than the value of other investments.

Portfolio Holdings	A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information.

15

Risk/Return Summary and Fund Expenses	Mid-Cap Fund

Who May Want to Invest?
Consider investing in the Fund if you:
  • want potential capital appreciation and are willing to accept the higher risks associated with investing in mid-cap stocks
  • are investing for long-term goals
  • want professional portfolio management

This Fund is not appropriate for anyone seeking: • safety of principal • regular income • a short term investment

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

16

Risk/Return Summary and Fund Expenses	Mid-Cap Fund

The chart and table on this page show how the Mid-Cap Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the Fund’s yearly pre-tax performance since its inception to demonstrate that the Fund has gained and lost value at different times. The table below it compares the Fund’s performance over time to the S&P MidCap 400 Index, which is a widely used index of mid-sized companies.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

Performance Bar Chart
Year-by-Year Total Returns as of 12/31
for Class Y Shares

The bar chart does not reflect the impact of any taxes, and if these amounts were reflected returns would be lower than those shown.

For the period January 1, 2009 through September 30, 2009, the aggregate (non-annualized) pre-tax total return of Class Y shares was 29.88%.

Best quarter:	Q4	2004	11.27%
Worst quarter:	Q4	2008	−27.60%

Performance Table
Average Annual Total Returns
(for the periods ended December 31, 2008)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

	Performance	Past	Past	Since
	Inception	Year	5 Years	Inception

Class Y	12/30/03
— Before Taxes		(42.45)%	(3.64)%	(3.67)%
— After Taxes on Distributions		(42.52)%	(4.77)%	(4.81)%
— After Taxes on Distributions and Sale of Fund Shares		(27.47)%	(2.72)%	(2.75)%

S&P MidCap 400 Index*	12/30/03	(36.23)%	(0.08)%	(0.20)%

* Reflects no deduction for fees, expenses or taxes.

17

Risk/Return Summary and Fund Expenses	Mid-Cap Fund

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. Annual Fund operating expenses are based on amounts incurred during the fiscal year ended July 31, 2009. While the Fund’s Management fee is contractually set as a percentage of Fund assets, other expenses may not vary with Fund assets. As a result, a decline in assets may result in higher operating expenses as a percentage of assets. If you purchase shares through a broker or other investment representative, including an affiliate of the Adviser, they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

•	$10,000 initial investment in the Fund
•	5.00% annual return
•	no changes in the Fund’s operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different. Operating expenses, and therefore the amount of fees and expenses you would pay, may increase as a percentage of assets should the Fund’s total assets decrease.
Fees and Expenses

Annual Fund Operating Expenses
(fees paid from fund assets)	Y Shares
Management fee[1]	0.80%

Other expenses[2]	0.55%

Total Annual Fund operating expenses[1,2]	1.35%

1 The Management fee includes fees of 0.60% payable to the Adviser and 0.20% payable to the Sub-Adviser. The Adviser is voluntarily limiting its portion of the Management fee to 0.35%. Total Annual Fund operating expenses after this fee waiver for Class Y shares is estimated to be 1.10%. Voluntary expense limitations may be revised or canceled at any time.

2 Based on amounts incurred during the fiscal year ended July 31, 2009. A decline in assets may result in higher expenses as a percentage of assets.

Expense Example

	1	3	5	10
	Year	Years	Years	Years

Class Y Shares	$137	$428	$739	$1,624

18

Risk/Return Summary and Fund Expenses	Growth Stock Fund

Risk/Return Summary

Investment Objectives	• Long term capital appreciation • Secondarily, dividend income

Principal Investment Strategies	The Growth Stock Fund invests at least 80% of its total assets in a diversified portfolio of U.S. traded common stocks of companies having market capitalizations (total price of outstanding equity securities) greater than $1 billion and securities that are convertible into such common stocks such as warrants, convertible preferred stock, fixed rate preferred stock, convertible fixed-income securities, options and rights. (The Fund will provide its shareholders with at least 60 days’ prior notice of any change in this non-fundamental investment policy.) The Fund may invest in securities issued by large, well-established companies as well as smaller companies. The Fund focuses on companies that its Sub-Adviser, Chicago Equity Partners, LLC, believes have attractive earnings momentum and growth prospects with a strong balance sheet. The Sub-Adviser’s management combines quantitative analysis with fundamental research to construct portfolios that they believe will generate excess returns. The Sub-Adviser’s management team endeavors to add value through individual security selection rather than through industry selection, and employs an active process combining quantitative research and fundamental analysis.

The Fund may also invest in other types of equity and investment grade debt instruments issued by domestic and foreign companies and governments, and may use derivative instruments such as futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.

Principal Investment Risks	Because the value of the Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

The values of the Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. Investments by the Fund in stocks of smaller and newer companies, if any, may fluctuate more than investments in larger more established companies. In addition, the performance of foreign securities, if any, depends on different political and economic environments and other overall economic conditions in countries where such foreign companies operate. The values of the Fund’s convertible and debt securities, if any, may be affected by movements in interest rates; if rates rise, the values of these securities may fall. The value of investments by the Fund in derivative instruments, if any, may rise or fall more rapidly than the value other investments.

Portfolio Holdings	A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information.

19

Risk/Return Summary and Fund Expenses	Growth Stock Fund

Who May Want to Invest?
Consider investing in the Fund if you:
  • want potential capital appreciation and are willing to accept the higher risks associated with investing in stocks
  • are investing for long-term goals
  • want professional portfolio management

This Fund is not appropriate for anyone seeking: • safety of principal • a short term investment

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

20

Risk/Return Summary and Fund Expenses	Growth Stock Fund

The chart and table on this page show how the Growth Stock Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund over a period of ten years to demonstrate that the Fund has gained and lost value at different times. The table below it compares the performance of the Fund over time to the S&P 500/Citigroup Growth Index. The S&P 500/Citigroup Growth Index measures the performance of all stocks in the S&P 500 Index (the 500 largest U.S. companies based on total market capitalization) that are classified as growth stocks. A proprietary methodology is used to score constituents of the S&P 500/Citigroup Growth Index, which are weighted according to their market capitalizations. Performance since June 29, 2007 represents returns under the Fund’s current sub-advisory relationship.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.
Performance Bar Chart
Year-by-Year Total Returns as of 12/31
for Class Y Shares

The bar chart does not reflect the impact of any taxes, and if these amounts were reflected returns would be lower than those shown.

For the period January 1, 2009 through September 30, 2009, the aggregate (non-annualized) pre-tax total return of Class Y shares was 18.29%.

Best quarter:	Q4	1999	30.11%
Worst quarter:	Q1	2001	—24.23%

Performance Table
Average Annual Total Returns
(for the periods ended December 31, 2008)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

	Past	Past 5	Past 10
	Year	Years	Years

Class Y
— Before Taxes	(34.85)%	(4.73)%	(3.86)%
— After Taxes on Distributions	(34.92)%	(4.76)%	(5.07)%
— After Taxes on Distributions and Sale of Fund Shares	(22.54)%	(3.94)%	(3.15)%

S&P 500/Citigroup Growth Index*	(34.92)%	(3.13)%	(3.15)%

* Reflects no deduction for fees, expenses or taxes.

21

Risk/Return Summary and Fund Expenses	Growth Stock Fund

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. Annual Fund operating expenses are based on amounts incurred during the fiscal year ended July 31, 2009. While the Fund’s Management fee is contractually set as a percentage of Fund assets, other expenses may not vary with Fund assets. As a result, a decline in assets may result in higher operating expenses as a percentage of assets. If you purchase shares through a broker or other investment representative, including an affiliate of the Adviser, they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

•	$10,000 initial investment in the Fund
•	5.00% annual return
•	no changes in the Fund’s operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different. Operating expenses, and therefore the amount of fees and expenses you would pay, may increase as a percentage of assets should the Fund’s total assets decrease.
Fees and Expenses

Annual Fund Operating Expenses
(fees paid from fund assets)	Y Shares
Management fee[1]	0.80%

Other expenses[2]	0.46%

Total Annual Fund operating expenses[1,2]	1.26%

1 The Management fee includes fees of 0.55% payable to the Adviser and 0.25% payable to the Sub-Adviser. The Adviser is voluntarily limiting its portion of the Management fee to 0.35%. Total Annual Fund operating expenses after this fee waiver for Class Y shares is estimated to be 1.06%. Voluntary expense limitations may be revised or canceled at any time.

2 Based on amounts incurred during the fiscal year ended July 31, 2009. A decline in assets may result in higher expenses as a percentage of assets.

Expense Example

	1	3	5	10
	Year	Years	Years	Years

Class Y Shares	$128	$400	$692	$1,523

22

Risk/Return Summary and Fund Expenses	Growth and Income Fund

Risk/Return Summary

Investment Objectives	• Long term capital appreciation • Secondarily, current income

Principal Investment Strategies	The Growth and Income Fund invests at least 80% of its total assets in a diversified portfolio of high quality, dividend paying U.S. traded common stocks of companies having market capitalizations (total price of outstanding equity securities) greater than $1 billion and securities that are convertible into such common stocks such as warrants, convertible preferred stock, convertible fixed-income securities, options and rights. The Fund may invest in securities issued by large, well-established companies as well as smaller companies. The Fund seeks to produce a yield that approximates the average gross yield for companies in the S&P 500 Index. However, to a lesser extent, the Fund may invest in lower yielding but higher growth-oriented investments to achieve more growth potential. The Fund does not otherwise limit its investments to any particular type or size of company. The Fund focuses on companies that its Sub-Adviser, Chicago Equity Partners, LLC, believes are reasonably priced and have attractive earnings momentum and growth prospects with strong balance sheets. The Sub-Adviser’s management combines quantitative analysis with fundamental research to construct portfolios that they believe will generate excess returns. The Sub-Adviser’s management team endeavors to add value through individual security selection rather than through industry selection.

The Fund may also invest in other types of equity and investment grade debt instruments issued by domestic and foreign companies and governments, and may use derivative instruments such as futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.

Principal Investment Risks	Because the value of the Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

The values of the Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. Investments by the Fund in the stocks of smaller and newer companies, if any, may fluctuate more than investments in larger more established companies. In addition, the performance of foreign securities, if any, depends on different political and economic environments and other overall economic conditions in countries where such foreign companies operate. The values of its convertible and debt securities, if any, are also affected by movements in interest rates; if rates rise, the values of these securities may fall. The value of investments by the Fund in derivative instruments, if any, may arise or fall more rapidly than the value of other investments.

Portfolio Holdings	A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information.

23

Risk/Return Summary and Fund Expenses	Growth and Income Fund

Who May Want to Invest?
Consider investing in the Fund if you:
  • want potential capital appreciation and are willing to accept higher risks associated with investing in stocks
  • want current income consistent with the average yield of companies in the S&P 500 Index
  • want professional portfolio management

This Fund is not appropriate for anyone seeking: • safety of principal • a short term investment

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

24

Risk/Return Summary and Fund Expenses	Growth and Income Fund

The chart and table on this page show how the Growth and Income Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund over a period of ten years to demonstrate that the Fund has gained and lost value at different times. The table below it compares the performance of the Fund over time to the S&P 500 Index, a widely recognized index of U.S. common stocks. Performance since June 29, 2007 represents returns under the Fund’s current sub-advisory relationship.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

Performance Bar Chart
Year-by-Year Total Returns as of 12/31
for Class Y Shares

The bar chart does not reflect the impact of any taxes, and if these amounts were reflected returns would be lower than those shown.

For the period January 1, 2009 through September 30, 2009, the aggregate (non-annualized) pre-tax total return of Class Y shares was 14.33%.

Best quarter:	Q4	1999	23.50%
Worst quarter:	Q4	2008	−20.58%

Performance Table
Average Annual Total Returns
(for the periods ended December 31, 2008)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

	Past	Past 5	Past 10
	Year	Years	Years

Class Y
— Before Taxes	(36.39)%	(4.00)%	(3.47)%
— After Taxes on Distributions	(36.52)%	(4.26)%	(4.22)%
— After Taxes on Distributions and Sale of Fund Shares	(23.42)%	(3.24)%	(2.83)%

S&P 500 Index*	(36.99)%	(2.19)%	(1.38)%

* Reflects no deduction for fees, expenses or taxes.

25

Risk/Return Summary and Fund Expenses	Growth and Income Fund

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. Annual Fund operating expenses are based on amounts incurred during the fiscal year ended July 31, 2009. While the Fund’s Management fee is contractually set as a percentage of Fund assets, other expenses may not vary with Fund assets. As a result, a decline in assets may result in higher operating expenses as a percentage of assets. If you purchase shares through a broker or other investment representative, including an affiliate of the Adviser, they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

•	$10,000 initial investment in the Fund
•	5.00% annual return
•	no changes in the Fund’s operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different. Operating expenses, and therefore the amount of fees and expenses you would pay, may increase as a percentage of assets should the Fund’s total assets decrease.
Fees and Expenses

Annual Fund Operating Expenses
(fees paid from fund assets)	Y Shares
Management fee[1]	0.80%

Other expenses[2]	0.43%

Total Annual Fund operating expenses[1,2]	1.23%

1 The Management fee includes fees of 0.55% payable to the Adviser and 0.25% payable to the Sub-Adviser. The Adviser is voluntarily limiting its portion of the Management fee to 0.35%. Total Annual Fund operating expenses after this fee waiver for Class Y shares is estimated to be 1.03%. Voluntary expense limitations may be revised or canceled at any time.

2 Based on amounts incurred during the fiscal year ended July 31, 2009. A decline in assets may result in higher expenses as a percentage of assets.

Expense Example

	1	3	5	10
	Year	Years	Years	Years

Class Y Shares	$125	$390	$676	$1,489

26

Risk/Return Summary and Fund Expenses	Value Fund

Risk/Return Summary

Investment Objectives	• Long term capital appreciation • Secondarily, current income

Principal Investment Strategies	The Value Fund invests at least 80% of its total assets in a diversified portfolio of U.S. traded common stocks of companies having market capitalizations (total price of outstanding equity securities) greater than $1 billion and securities that are convertible into such common stocks such as warrants, convertible preferred stock, fixed rate preferred stock, convertible fixed-income securities, options and rights. The Fund may invest in securities issued by large, well-established companies as well as smaller companies. The Fund does not otherwise limit its investments to any particular size or type of company, but focuses on middle to large capitalization companies whose stock prices its Sub-Adviser, Chicago Equity Partners, LLC, believes are undervalued. The Sub-Adviser’s management combines quantitative analysis with fundamental research to construct portfolios that they believe will generate excess returns. The Sub-Adviser’s management team endeavors to add value through individual security selection rather than through industry selection.

The Fund may also invest in other types of equity and investment grade debt instruments issued by domestic and foreign companies and governments, and may use derivative instruments such as use futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.

Principal Investment Risks	Because the value of the Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

The values of the Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions. Investments by the Fund in the stocks of smaller and newer companies, if any, may fluctuate more than investments in larger more established companies. In addition, the performance of foreign securities, if any, depends on different political and economic environments and other overall economic conditions in countries where such foreign companies operate. The values of its convertible and debt securities, if any, may be affected by movements in interest rates; if rates rise, the values of these securities may fall. The value of investments by the Fund in derivative instruments, if any, may rise or fall more rapidly than the value of other investments.

Portfolio Holdings	A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information.

27

Risk/Return Summary and Fund Expenses	Value Fund

Who May Want to Invest?	Consider investing in the Fund if you: • want potential capital appreciation and are willing to accept the higher risks associated with investing in stocks • want professional portfolio management

This Fund is not appropriate for anyone seeking: • safety of principal • a short term investment

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

28

Risk/Return Summary and Fund Expenses	Value Fund

The chart and table on this page show how the Value Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund over a period of ten years to demonstrate that the Fund has gained and lost value at different times. The table below it compares the performance of the Fund over time to the Russell 1000® Value Index, which is an unmanaged index measuring the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Performance since June 29, 2007 represents returns under the Fund’s current sub-advisory relationship.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

Performance Bar Chart
Year-by-Year Total Returns as of 12/31
for Class Y Shares

The bar chart does not reflect the impact of any taxes, and if these amounts were reflected returns would be lower than those shown.

For the period January 1, 2009 through September 30, 2009, the aggregate (non-annualized) pre-tax total return of Class Y shares was 15.75%.

Best quarter:	Q2	2003	17.60%
Worst quarter:	Q4	2008	—20.68%

Performance Table
Average Annual Total Returns
(for the periods ended December 31, 2008)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

	Past	Past 5	Past 10
	Year	Years	Years

Class Y
— Before Taxes	(34.97)%	(1.16)%	(0.29)%
— After Taxes on Distributions	(35.13)%	(2.62)%	(1.79)%
— After Taxes on Distributions and Sale of Fund Shares	(22.48)%	(1.01)%	(0.65)%

Russell 1000® Value Index*	(36.85)%	(0.79)%	1.36%

* Reflects no deduction for fees, expenses or taxes.

29

Risk/Return Summary and Fund Expenses	Value Fund

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. Annual Fund operating expenses are based on amounts incurred during the fiscal year ended July 31, 2009. While the Fund’s Management fee is contractually set as a percentage of Fund assets, other expenses may not vary with Fund assets. As a result, a decline in assets may result in higher operating expenses as a percentage of assets. If you purchase shares through a broker or other investment representative, including an affiliate of the Adviser, they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

•	$10,000 initial investment in the Fund
•	5.00% annual return
•	no changes in the Fund’s operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different. Operating expenses, and therefore the amount of fees and expenses you would pay, may increase as a percentage of assets should the Fund’s total assets decrease.
Fees and Expenses

Annual Fund Operating Expenses
(fees paid from fund assets)	Y Shares
Management fee[1]	0.80%

Other expenses[2]	0.39%

Total Annual Fund operating expenses[1,2]	1.19%

1 The Management fee includes fees of 0.55% payable to the Adviser and 0.25% payable to the Sub-Adviser. The Adviser is voluntarily limiting its portion of the Management fee to 0.35%. Total Annual Fund operating expenses after this fee waiver for Class Y shares is estimated to be 0.99%. Voluntary expense limitations may be revised or canceled at any time.

2 Based on amounts incurred during the fiscal year ended July 31, 2009. A decline in assets may result in higher expenses as a percentage of assets.

Expense Example

	1	3	5	10
	Year	Years	Years	Years

Class Y Shares	$121	$378	$654	$1,443

30

Risk/Return Summary and Fund Expenses	High Grade Core

Fixed Income Fund

Risk/Return Summary

Investment Objective	• High current income

Principal Investment Strategies	The High Grade Core Fixed Income Fund invests at least 80% of its net assets plus borrowings for investment purposes in fixed income securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities and investment grade corporate debt securities (the Fund will provide its shareholders with at least 60 days’ prior notice of any change in this non-fundamental investment policy). It may invest up to 25% of its total assets in investment grade dollar-denominated debt securities of foreign companies and governments, and may use derivative instruments such as futures contracts, options, and other investment techniques for the purpose of cash flow management and/or risk reduction. Up to 10% of its net assets may be invested in debt securities rated below investment grade (“junk bonds”).

The Fund focuses on maximizing income consistent with prudent investment risk. No maturity limitations apply to the Fund’s investment portfolio, and the average maturity of its portfolio can vary significantly. The Adviser monitors the Fund’s portfolio performance and reallocates the Fund’s assets in response to actual and expected market and economic changes.

Principal Investment Risks	Because the values of and income generated by the Fund’s investments will fluctuate with market conditions, so will the value of and income generated by your investment in the Fund. In addition, the securities of many U.S. Government agencies or instrumentalities that the Fund may invest in, such as the Federal Home Loan Bank, Federal Home Loan Mortgage Corp. and Federal National Mortgage Association, are neither issued nor explicitly guaranteed by the U.S. Government, and are generally supported only by the credit of the issuer. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

The values of and income generated by the Fund’s investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average maturity of the Fund’s investment portfolio, the greater the fluctuation in value. The values of any of the Fund’s investments may also decline in response to events affecting the issuer or its credit rating. The value of investments by the Fund in junk bonds, if any, and the value of investments in derivative instruments, if any, may rise or fall more rapidly than the value of other investments. In addition, because the Fund can invest up to 25% of its total assets in debt securities of foreign companies and government issuers, it may be affected by a variety of economic and political factors specific to those foreign countries.

31

Risk/Return Summary and Fund Expenses	High Grade Core

Fixed Income Fund

Portfolio Holdings	A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information.

Who May Want to Invest?	Consider investing in the Fund if you: • want current income • want a high level of liquidity • want professional portfolio management

This Fund is not appropriate for anyone seeking: • stability of principal • income exempt from federal and state taxes • capital appreciation

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

32

Risk/Return Summary and Fund Expenses	High Grade Core

Fixed Income Fund

The chart and table on this page show how the High Grade Core Fixed Income Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund over a period of ten years to demonstrate that the Fund has gained and lost value at different times. The table below it compares the performance of the Fund over time to the BofA Merrill Lynch US Corporate, Government & Mortgage Index (formerly Merrill Lynch Domestic Master Index), a broad-based measure of the total rate of return performance of the U.S. investment grade bond markets.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

Performance Bar Chart
Year-by-Year Total Returns as of 12/31
for Class Y Shares

The bar chart does not reflect the impact of any taxes, and if these amounts were reflected returns would be lower than those shown.

For the period January 1, 2009 through September 30, 2009, the aggregate (non-annualized) pre-tax total return of Class Y shares was 5.29%.

Best quarter:	Q3	2002	6.37%
Worst quarter:	Q2	2004	−3.12%

Performance Table
Average Annual Total Returns
(for the periods ended December 31, 2008)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

	Past	Past 5	Past 10
	Year	Years	Years

Class Y
— Before Taxes	4.74%	3.88%	4.92%
— After Taxes on Distributions	3.12%	2.31%	3.04%
— After Taxes on Distributions and Sale of Fund Shares	3.05%	2.39%	3.07%

BofA Merrill Lynch US Corporate, Government & Mortgage Index*	6.20%	4.91%	5.76%

* Reflects no deduction for fees, expenses or taxes.

33

Risk/Return Summary and Fund Expenses	High Grade Core

Fixed Income Fund

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. Annual Fund operating expenses are based on amounts incurred during the fiscal year ended July 31, 2009. While the Fund’s Management fee is contractually set as a percentage of Fund assets, other expenses may not vary with Fund assets. As a result, a decline in assets may result in higher operating expenses as a percentage of assets. If you purchase shares through a broker or other investment representative, including an affiliate of the Adviser, they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

•	$10,000 initial investment in the Fund
•	5.00% annual return
•	no changes in the Fund’s operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different. Operating expenses, and therefore the amount of fees and expenses you would pay, may increase as a percentage of assets should the Fund’s total assets decrease.
Fees and Expenses

Annual Fund Operating Expenses
(fees paid from fund assets)	Y Shares
Management fee[1]	0.60%

Other expenses[2]	0.31%

Total Annual Fund operating expenses[1,2]	0.91%

1 The Adviser is voluntarily limiting the Management fee to 0.45%. Total Annual Fund operating expenses after this fee waiver for Class Y shares are estimated to be 0.76%. Voluntary expense limitations may be revised or canceled at any time.

2 Based on amounts incurred during the fiscal year ended July 31, 2009. A decline in assets may result in higher expenses as a percentage of assets.

Expense Example

	1	3	5	10
	Year	Years	Years	Years

Class Y Shares	$93	$290	$504	$1,120

34

Risk/Return Summary and Fund Expenses	Tax-Free Securities Fund

Risk/Return Summary

Investment Objective	• High current income that is exempt from federal and Hawaii income tax

Principal Investment Strategies	The Tax-Free Securities Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in investment grade municipal obligations — debt securities that pay interest which, in the opinion of counsel to the issuer, is exempt from both federal income tax and the federal alternative minimum tax. (This fundamental policy cannot be changed without shareholder approval.) The Fund normally invests 50-75% of its net assets in Hawaii municipal obligations — debt securities issued by or on behalf of the State of Hawaii and its political subdivisions, agencies and instrumentalities that pay interest which is exempt from Hawaii income tax as well as federal income tax. However, there may be extended periods of time when the Fund will be below this range due to a lack of supply or above this range due to the availability of attractive issues of Hawaii municipal obligations.

The Fund may also invest in other kinds of debt instruments issued by foreign and domestic companies and governments, and may use derivative instruments such as futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction.

The Fund focuses on maximizing tax exempt income consistent with prudent investment risk. It varies the average maturity of its investment portfolio from time to time in response to actual and expected interest rate movements as well as other market and economic conditions. It is non-diversified, which means that its assets may be invested in fewer issuers than diversified funds. No maturity limitations apply to the Fund’s investment portfolio, and the average maturity of its portfolio can vary significantly. The Adviser monitors the Fund’s portfolio performance and reallocates the Fund’s assets in response to actual and expected market and economic changes.

Principal Investment Risks	Because the values of and income generated by the Fund’s investments will fluctuate with market conditions, so will the value of and income generated by your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

The values of and income generated by the Fund’s investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average maturity of the Fund’s investment portfolio, the greater the fluctuation in value. The values of any of the Fund’s investments may also decline in response to events affecting the issuer or its credit rating. The value of investments by the Fund in derivative instruments, if any, may rise or fall more rapidly than the value of other investments. A portion of the Fund’s net assets (normally not more than 20%) may be invested in securities that pay interest which is subject to the federal alternative minimum tax.

35

Risk/Return Summary and Fund Expenses	Tax-Free Securities Fund

The Fund is non-diversified, which means that its portfolio may be invested in fewer issuers than most mutual funds. As a result, the value of your shares may be impacted more by events affecting one or a few of the Fund’s investments than would otherwise be the case. Since the Fund invests significantly in securities of issuers in Hawaii, it also will be affected by a variety of Hawaiian economic and political factors.

Portfolio Holdings	A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information.

Who May Want to Invest?
Consider investing in the Fund if you:
  • want current income that is exempt from federal and Hawaii income tax
  • want a high level of liquidity
  • want professional portfolio management
This Fund is not appropriate for anyone seeking:
  • stability of principal
  • income that is not subject to federal alternative minimum tax
  • capital appreciation
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

36

Risk/Return Summary and Fund Expenses	Tax-Free Securities Fund

The chart and table on this page show how the Tax-Free Securities Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund over a period of ten years to demonstrate that the Fund has gained and lost value at different times. The table below it compares the performance of the Fund over time to the Barclays Capital Hawaii Municipal Bond Index (formerly Lehman Brothers Hawaii Municipal Bond Index), an index of predominately Hawaiian municipal bonds with a broad range of maturities.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

Performance Bar Chart
Year-by-Year Total Returns as of 12/31
for Class Y Shares

The bar chart does not reflect the impact of any taxes, and if these amounts were reflected returns would be lower than those shown.

For the period January 1, 2009 through September 30, 2009, the aggregate (non-annualized) pre-tax total return of Class Y shares was 8.86%.

Best quarter:	Q4	2000	4.63%
Worst quarter:	Q3	2008	—2.56%

Performance Table
Average Annual Total Returns
(for the periods ended December 31, 2008)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

	Past	Past 5	Past 10
	Year	Years	Years

Class Y
— Before Taxes	(0.04)%	2.27%	3.76%
— After Taxes on Distributions	(0.13)%	2.11%	3.63%
— After Taxes on Distributions and Sale of Fund Shares	1.46%	2.49%	3.81%

Barclays Capital Hawaii Municipal Bond Index*	1.01%	3.08%	4.48%

* Reflects no deduction for fees, expenses or taxes.

37

Risk/Return Summary and Fund Expenses	Tax-Free Securities Fund

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. Annual Fund operating expenses are based on amounts incurred during the fiscal year ended July 31, 2009. While the Fund’s Management fee is contractually set as a percentage of Fund assets, other expenses may not vary with Fund assets. As a result, a decline in assets may result in higher operating expenses as a percentage of assets. If you purchase shares through a broker or other investment representative, including an affiliate of the Adviser, they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

•	$10,000 initial investment in the Fund • 5.00% annual return • no changes in the Fund’s operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different. Operating expenses, and therefore the amount of fees and expenses you would pay, may increase as a percentage of assets should the Fund’s total assets decrease.
Fees and Expenses

Annual Fund Operating Expenses
(fees paid from Fund assets)	Y Shares
Management fee[1]	0.60%

Other expenses[2]	0.31%

Total Annual Fund operating expenses[1,2]	0.91%

1 The Adviser is voluntarily limiting the Management fee to 0.45%. Total Annual Fund operating expenses after this fee waiver for Class Y shares are estimated to be 0.76%. Voluntary expense limitations may be revised or canceled at any time.

2 Based on amounts incurred during the fiscal year ended July 31, 2009. A decline in assets may result in higher expenses as a percentage of assets.

Expense Example

	1	3	5	10
	Year	Years	Years	Years

Class Y Shares	$93	$290	$504	$1,120

38

Risk/Return Summary and Fund Expenses	High Grade Short Intermediate

Fixed Income Fund

Risk/Return Summary

Investment Objectives	• High current income consistent with prudent capital risk • Secondarily, capital appreciation

Principal Investment Strategies	The High Grade Short Intermediate Fixed Income Fund (formerly named the Short Intermediate U.S. Government Securities Fund) invests at least 80% of its net assets plus borrowings for investment purposes in fixed income securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities and investment grade corporate debt securities (the Fund will provide its shareholders with at least 60 days’ prior notice of any change in this non-fundamental investment policy). It may invest up to 25% of its total assets in investment grade dollar denominated debt securities of foreign companies and governments, and may use derivative instruments such as futures contracts, options, and other investment techniques for the purpose of cash flow management and/or risk reduction. Up to 10% of its net assets may be invested in debt securities rated below investment grade (“junk bonds”). Under normal market and interest rate conditions, the Fund’s duration (the dollar-weighted average term-to-maturity of the present value of its portfolio’s cash flows) will be between two and five years.

The Fund focuses on maximizing income consistent with prudent investment risk within this duration range. The Fund seeks to increase its total return by shortening the average maturity of its portfolio securities when it expects interest rates to increase, and lengthening the average maturity to take advantage of expected interest rate declines. The Fund’s share value will likely be less volatile than the High Grade Core Fixed Income Fund because the Fund will generally have a shorter average portfolio maturity.

Principal Investment Risks	Because the values of and income generated by the Fund’s investments will fluctuate with market conditions, so will the value of and income generated by your investment in the Fund. In addition, the securities of many U.S. Government agencies or instrumentalities that the Fund may invest in, such as the Federal Home Loan Bank, Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, are neither issued nor explicitly guaranteed by the U.S. Government, and are generally supported only by the credit of the issuer. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

The values of and income generated by the Fund’s investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average maturity of the Fund’s investment portfolio, the greater the fluctuation in value. The value of any of the Fund’s investments may also decline in response to events affecting the issuer or its credit rating. The value of investments by the Fund in junk

39

Risk/Return Summary and Fund	High Grade Short Intermediate

Fixed Income Fund

bonds, if any, and the value of investments in derivative investments, if any, may rise or fall more rapidly than the value of other investments. In addition, because the Fund may invest up to 25% of its total assets in debt securities of foreign companies and government issuers, it may be affected by a variety of economic and political factors specific to those foreign countries.

Portfolio Holdings	A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information.

Who May Want to Invest?
Consider investing in the Fund if you:
  • want current income
  • want less fluctuation in the value of your investment than a long-term bond fund
  • want a high level of liquidity
  • want professional portfolio management

This Fund is not appropriate for anyone seeking: • stability of principal • income exempt from federal and state taxes

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

40

Risk/Return Summary and Fund	High Grade Short Intermediate

Fixed Income Fund

The chart and table on this page show how the High Grade Short Intermediate Fixed Income Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. Prior to July 2006, the Fund was restricted to investing 100% of its assets in bonds, notes and bills issued by the U.S. Government and its agencies, and in repurchase agreements for which those securities were held as collateral.

The bar chart shows changes in the yearly pre-tax performance of the Fund over a period of ten years to demonstrate that the Fund has gained and lost value at different times. The table below it compares the performance of the Fund over time to the BofA Merrill Lynch Domestic Master 1-5 Year Index (formerly Merrill Lynch Domestic Master 1-5 Year Index), a broad-based measure of the total rate of return performance of short-term U.S. investment grade bond markets.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

Performance Bar Chart
Year-by-Year Total Returns as of 12/31
for Class Y Shares

The bar chart does not reflect the impact of any taxes, and if these amounts were reflected returns would be lower than those shown.

For the period January 1, 2009 through September 30, 2009, the aggregate (non-annualized) pre-tax total return of Class Y shares was 5.58%.

Best quarter:	Q3	2001	4.04%
Worst quarter:	Q2	2004	—2.03%

Performance Table
Average Annual Total Returns
(for the periods ended December 31, 2008)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

	Past	Past 5	Past 10
	Year	Years	Years

Class Y
— Before Taxes	5.75%	3.63%	4.29%
— After Taxes on Distributions	4.26%	2.27%	2.70%
— After Taxes on Distributions and Sale of Fund Shares	3.71%	2.29%	2.70%

BofA Merrill Lynch Domestic Master 1-5 Year Index*	5.08%	4.22%	5.23%

* Reflects no deduction for fees, expenses or taxes.

41

Risk/Return Summary and Fund	High Grade Short Intermediate

Fixed Income Fund

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. Annual Fund operating expenses are based on amounts incurred during the fiscal year ended July 31, 2009. While the Fund’s Management fee is contractually set as a percentage of Fund assets, other expenses may not vary with Fund assets. As a result, a decline in assets may result in higher operating expenses as a percentage of assets. If you purchase shares through a broker or other investment representative, including an affiliate of the Adviser, they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount fees and expenses you would pay assuming the following:

•	$10,000 initial investment in the Fund
•	5.00% annual return
•	no changes in the Fund’s operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different. Operating expenses, and therefore the amount of fees and expenses you would pay, may increase as a percentage of assets should the Fund’s total assets decrease.
Fees and Expenses

Annual Fund Operating Expenses
(fees paid from Fund assets)	Y Shares
Management fee[1]	0.50%

Other expenses[2]	0.40%

Total Annual Fund operating expenses[1,2]	0.90%

1 The Adviser is voluntarily limiting the Management fee in order to voluntarily cap Total Annual Fund operating expenses. Total Annual Fund operating expenses after this fee waiver are estimated to be 0.52%. Voluntary expense limitations may be revised or canceled at any time.

2 Based on amounts incurred during the fiscal year ended July 31, 2009. A decline in assets may result in higher expenses as a percentage of assets.

Expense Example

	1	3	5	10
	Year	Years	Years	Years

Class Y Shares	$92	$287	$498	$1,108

42

Risk/Return Summary and Fund Expenses	Tax-Free Short Intermediate

Securities Fund

Risk/Return Summary

Investment Objective	• High current income that is exempt from federal and Hawaii income tax, with greater stability in the price of your investment than a long- term bond fund

Principal Investment Strategies	The Tax-Free Short Intermediate Securities Fund normally invests at least 80% of its net assets plus borrowings for investment purposes in investment grade municipal obligations — debt securities that pay interest which, in the opinion of counsel to the issuer, is exempt from both federal income tax and the federal alternative minimum tax. (This fundamental policy cannot be changed without shareholder approval.) The Fund normally invests 50-75% of its net assets in Hawaii municipal obligations — debt securities issued by or on behalf of the State of Hawaii and its political subdivisions, agencies and instrumentalities that pay interest which is exempt from Hawaii income tax as well as federal income tax. However, there may be extended periods of time when the Fund will be below this range due to a lack of supply or above this range due to the availability of attractive issues of Hawaii municipal obligations.

To achieve greater price stability than a long-term bond fund, under normal market conditions the average remaining maturity of the Fund’s investment portfolio (measured on a dollar-weighted basis) will be from two to five years. The Fund focuses on maximizing tax-exempt income consistent with prudent investment risk within this maturity range. The Fund’s share value will likely be less volatile than the Tax-Free Securities Fund, because the Fund generally will have a shorter average portfolio maturity. The Fund may also invest in other kinds of debt instruments issued by foreign and domestic companies and governments, and may use derivative instruments such as futures contracts, options and other investment techniques for the purpose of cash flow management and/or risk reduction. The Fund is non-diversified, which means that its assets may be invested in fewer issuers than diversified funds.

Principal Investment Risks	Because the values of and income generated by the Fund’s investments will fluctuate with market conditions, so will the value of and income generated by your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

The values of and income generated by the Fund’s investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average maturity of the Fund’s investment portfolio, the greater the fluctuation in value. The values of any of the Fund’s investments may also decline in response to events affecting the issuer or its credit rating. The value of investments by the Fund in derivative instruments, if any, may rise or fall more rapidly than the value of other investments. A portion of the Fund’s net assets (normally not more than 20%) may be invested in securities that pay interest which is subject to the federal alternative minimum tax.

43

Risk/Return Summary and Fund Expenses	Tax-Free Short Intermediate

Securities Fund

The Fund is non-diversified, which means that its portfolio may be invested in fewer issuers than most mutual funds. As a result, the value of your shares may be impacted more by events affecting one or a few of the Fund’s investments than would otherwise be the case. Since the Fund invests significantly in securities of issuers in Hawaii, it also will be affected by a variety of Hawaiian economic and political factors.

Portfolio Holdings	A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information.

Who May Want to Invest?
Consider investing in the Fund if you:
  • want current income that is exempt from federal and Hawaii income tax
  • want less fluctuation in the value of your investment than a long-term bond fund
  • want a high level of liquidity
  • want professional portfolio management

This Fund is not appropriate for anyone seeking: • stability of principal • income that is not subject to federal alternative minimum tax • capital appreciation

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

44

Risk/Return Summary and Fund Expenses	Tax-Free Short Intermediate

Securities Fund

The chart and table on this page show how the Tax-Free Short Intermediate Securities Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly pre-tax performance of the Fund over a period of ten years to demonstrate that the Fund has gained and lost value at different times. The table below it compares the performance of the Fund over time to the Barclays Capital Hawaii 3-Year Municipal Bond Index (formerly Lehman Brothers Hawaii 3-Year Municipal Bond Index), an index of predominately Hawaiian bonds with a maturity range of two to four years.

Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

Performance Bar Chart
Year-by-Year Total Returns as of 12/31
for Class Y Shares

The bar chart does not reflect the impact of any taxes, and if these amounts were reflected returns would be lower than those shown.

For the period January 1, 2009 through September 30, 2009, the aggregate (non-annualized) pre-tax total return of Class Y shares was 2.85%.

Best quarter:	Q2	2002	3.02%
Worst quarter:	Q2	2004	—1.49%

Performance Table
Average Annual Total Returns
(for the periods ended December 31, 2008)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

	Past	Past 5	Past 10
	Year	Years	Years

Class Y
— Before Taxes	3.38%	2.34%	3.22%
— After Taxes on Distributions	3.36%	2.28%	3.16%
— After Taxes on Distributions and Sale of Fund Shares	3.29%	2.36%	3.17%

Barclays Capital Hawaii 3-Year Municipal Bond Index*	6.20%	3.28%	4.12%

* Reflects no deduction for fees, expenses or taxes.

45

Risk/Return Summary and Fund Expenses	Tax-Free Short Intermediate

Securities Fund

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. Annual Fund operating expenses are based on amounts incurred during the fiscal year ended July 31, 2009. While the Fund’s Management fee is contractually set as a percentage of Fund assets, other expenses may not vary with Fund assets. As a result, a decline in assets may result in higher operating expenses as a percentage of assets. If you purchase shares through a broker or other investment representative, including an affiliate of the Adviser, they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

•	$10,000 initial investment in the Fund

•	5.00% annual return
•	no changes in the Fund’s operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different. Operating expenses, and therefore the amount of fees and expenses you would pay, may increase as a percentage of assets should the Fund’s total assets decrease.
Fees and Expenses

Annual Fund Operating Expenses
(fees paid from Fund assets)	Y Shares
Management fee[1]	0.50%

Other expenses[2]	0.41%

Acquired fund fees and expenses[3]	0.01%

Total Annual Fund operating expenses[1,2]	0.92%

1 The Adviser is voluntarily limiting the Management fee to 0.40%. Total Annual Fund operating expenses after this fee waiver for Class Y shares are estimated to be 0.82%. Voluntary expense limitations may be revised or canceled at any time.

2 Based on amounts incurred during the fiscal year ended July 31, 2009. A decline in assets may result in higher expenses as a percentage of assets.

3 In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the underlying funds in which it invests (“Acquired Funds”). These Acquired Fund fees and expenses are not included in the Financial Highlights section of this prospectus, which reflects only the Total Annual Fund operating expenses (excluding Acquired Fund fees and expenses) of each Fund.

Expense Example

	1	3	5	10
	Year	Years	Years	Years

Class Y Shares	$94	$293	$509	$1,131

46

Risk/Return Summary and Fund Expenses	U.S. Government Short

Fixed Income Fund

Risk/Return Summary

Investment Objective	• High current income consistent with preservation of capital

Principal Investment Strategies	The U.S. Government Short Fixed Income Fund invests 100% of its total investable assets in short- term debt securities issued or guaranteed by the U.S. Government and its agencies. (The Fund will provide its shareholders with at least 60 days’ prior notice of any change in this non-fundamental investment policy.) The Fund may invest in these securities directly, or indirectly through other investment companies or trusts that invest all of their assets in such securities. The Fund may from time to time invest a substantial portion or all of its assets in certain categories of U.S. Government securities that pay interest which is exempt from Hawaii income tax. Under normal market and interest rate conditions, the Fund’s target duration (the dollar-weighted average term-to- maturity of the present value of its portfolio’s cash flows) is not expected to exceed 2.5 years; however, the Fund may purchase portfolio securities with effective maturities of up to five years at the time of purchase. (As a result, the effective maturity of these securities may be shorter than the stated maturity. For purposes of compliance with stated maturity policies and calculation of the Fund’s weighted average maturity, the effective maturity of such securities will be used.) The Fund focuses on maximizing income consistent with prudent investment risk within these duration and maturity ranges.

Principal Investment Risks	Although the Fund invests in short-term securities, it is not a money market fund. Because the value of and income generated by the Fund’s investments will fluctuate with market conditions, so will the value of and income generated by your investment in the Fund. In addition, the securities of many U.S. Government agencies or instrumentalities that the Fund may invest in, such as the Federal Farm Credit Bank, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Federal Home Loan Bank, are neither issued nor guaranteed by the U.S. Government, and are generally supported only by the credit of the issuer. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

The values of and income generated by the Fund’s investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average maturity of the Fund’s investment portfolio, the greater the fluctuation in value. The values of any of the Fund’s investments may also decline in response to events affecting the issuer or its credit rating.

Portfolio Holdings	A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information.

Who May Want to Invest?
Consider investing in the Fund if you:
  • want current income
  • want less fluctuation in the value of your investment than a long-term bond fund
  • want a high level of liquidity
  • want professional portfolio management

This Fund is not appropriate for anyone seeking: • guaranteed safety of principal • income exempt from federal and state taxes • capital appreciation

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

47

Risk/Return Summary and Fund Expenses	U.S. Government Short

Fixed Income Fund

The chart and table on this page show how the U.S. Government Short Fixed Income Fund has performed and provide some indication of the risks of investing in the Fund by showing how its performance has varied from year to year. Prior to July 2006, the Fund’s target duration was no more than one year. The bar chart shows changes in the yearly pre-tax performance of the Fund since its inception to demonstrate that the Fund has gained and lost value at different times. The table below it compares the performance of the Fund over time to the BofA Merrill Lynch 1-3 Year U.S. Treasury Index (formerly Merrill Lynch 1-3 Year U.S. Treasury Index), an index comprised of United States Treasury issues with maturities from one to three years. Both the chart and the table assume reinvestment of dividends and distributions. Of course, past performance before and after taxes does not indicate how the Fund will perform in the future.

Performance Bar Chart
Year-by-Year Total Returns as of 12/31
for Class Y Shares

The bar chart does not reflect the impact of any taxes, and if these amounts were reflected returns would be lower than those shown.

For the period January 1, 2009 through September 30, 2009, the aggregate (non-annualized) pre-tax total return of Class Y shares was 0.64%.

Best quarter:	Q4	2008	2.80%
Worst quarter:	Q2	2004	—0.76%

Performance Table
Average Annual Total Returns
(for the periods ended December 31, 2008)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

	Performance	Past	Past 5	Since
	Inception	Year	Years	Inception

Class Y	6/01/00
— Before Taxes		5.78%	3.90%	4.12%
— After Taxes on Distributions		4.53%	2.70%	2.80%
— After Taxes on Distributions and Sale of Fund Shares		3.73%	2.62%	2.72%

BofA Merrill Lynch 1-3 Year U.S. Treasury Index*	5/31/00	6.61%	4.06%	4.71%

* Reflects no deduction for fees, expenses or taxes.

48

Risk/Return Summary and Fund Expenses	U.S. Government Short

Fixed Income Fund

The adjacent table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price. Annual Fund operating expenses are based on amounts incurred during the fiscal year ended July 31, 2009. While the Fund’s Management fee is contractually set as a percentage of Fund assets, other expenses may not vary with Fund assets. As a result, a decline in assets may result in higher operating expenses as a percentage of assets. If you purchase shares through a broker or other investment representative, including an affiliate of the Adviser, they may charge you an account-level fee for additional services provided to you in connection with your investment in the Fund.

Use this table to compare fees and expenses of the Fund with those of other funds. It illustrates the amount of fees and expenses you would pay assuming the following:

•	$10,000 initial investment in the Fund
•	5.00% annual return)
•	no changes in the Fund’s operating expenses

Because this example is hypothetical and for comparison only, your actual costs may be different. Operating expenses, and therefore the amount of fees and expenses you would pay, may increase as a percentage of assets should the Fund’s total assets decrease.
Fees and Expenses

Annual Fund Operating Expenses
(fees paid from Fund assets)	Y Shares
Management fee[1]	0.40%

Other expenses[2]	0.38%

Acquired fund fees and expenses[3]	0.01%

Total Annual Fund operating expenses[1,2]	0.79%

1 Adviser is voluntarily limiting the Management fee in order to voluntarily cap Total Annual Fund operating expenses. Total Annual Fund operating expenses after this fee waiver for Class Y shares are estimated to be 0.51%. Voluntary expense limitations may be revised or canceled at any time.

2 Based on amounts incurred during the fiscal year ended July 31, 2009. A decline in assets may result in higher expenses as a percentage of assets.

3 In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the underlying funds in which it invests (“Acquired Funds”). These Acquired Fund fees and expenses are not reflected in the Financial Highlights section of this prospectus, which reflects only the Total Annual Fund operating expenses (excluding Acquired Fund fees and expenses) of each Fund.

Expense Example

	1	3	5	10
	Year	Years	Years	Years

Class Y Shares	$81	$252	$439	$978

49

         Principal Risks

Discussion of Risks

Like all investments, investing in the Funds entails risks. Many factors affect the value of an investment in a Fund, and the value of your investment in any of the Funds will go up and down, which means you could lose money. The factors most likely to have a significant impact on a Fund’s portfolio are called “principal risks.” The principal risks for each Fund are identified in each Fund description and are noted below. However, each Fund may be subject to the risks described below and other risks. The Statement of Additional Information contains additional information about the Funds, their investment strategies and related risks. You should consider an investment in any of the Funds as a long-term investment.

Stocks (All Equity Funds). The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions, and stock prices may decline over short or even extended periods. Stocks are more volatile and riskier than some other forms of investment, such as short-term high-grade fixed income securities.

Small Companies (All Equity Funds, particularly Small Cap Fund). Securities of smaller and newer companies may present greater opportunities than larger and more established companies for capital appreciation because of high potential earnings growth. But they also involve greater risk. Such companies may have limited product lines, markets or financial resources, or may depend on a small group of key managers. Their securities may trade less frequently or in limited volume, or only in the over-the-counter market or on a regional stock exchange. As a result, these securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

Mid Sized Companies (All Equity Funds, particularly Mid-Cap Fund). Securities of mid sized companies may present greater opportunities than larger and more established companies for capital appreciation because of high potential earnings growth. But they also involve greater risk. These securities may trade less frequently or in limited volume. As a result, these securities may fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

Foreign Securities (All Equity Funds, particularly New Asia Growth and International Stock Funds). Investments in foreign securities involve risks that are not typically associated with domestic securities. Changes in foreign currency exchange rates will affect the values of investments quoted or payable in currencies other than the U.S. dollar. Less information may be publicly available about foreign issuers. They also are not generally subject to the same accounting, auditing and financial reporting standards as domestic issuers. Foreign stock markets have different clearance and settlement procedures, and may have higher brokerage commissions and transaction costs, than U.S. markets. In addition, foreign exchanges, brokers and issuers generally are not supervised or regulated as closely as in the United States. Furthermore, foreign income tax laws may require withholding of taxes on interest, gains or dividends. Certain other adverse developments could also occur, such as expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect investments and the ability to enforce contracts.

Emerging Markets (All Equity Funds, particularly New Asia Growth and International Stock Funds). The securities markets of developing countries involve greater risks than more developed markets. These securities markets are not as large as U.S. markets, have substantially less trading volume, and generally

50

Principal Risks

have a high concentration of investors and financial intermediaries, resulting in the potential for lower liquidity and higher price volatility.

Substantial economic uncertainties exist for developing countries. They may have overburdened infrastructures and obsolete financial systems as well as environmental problems. Certain economies depend on exports of primary commodities and are vulnerable to changes in commodity prices, which in turn may be affected by a variety of factors. In addition, the governments of many such countries have a heavy role in regulating and supervising their economies, and their economies are heavily export oriented and dependent on international trade. Certain developing countries are large debtors to commercial banks and foreign governments. Some have experienced substantial and volatile rates of inflation and currency devaluations.

Substantial social and political uncertainties also exist for many developing countries. These may result from factors such as authoritarian governments; popular unrest associated with demands for improved political, economic and social conditions; internal insurgencies and hostile relationships with neighboring countries. This instability could impair the financial conditions of issuers or disrupt their financial markets.

A variety of other factors may also adversely impact investments in countries with emerging securities markets. These include matters such as archaic legal systems; inflation accounting rules that indirectly generate losses or profits; less developed systems for registration, transfer and custody of securities; restrictions on foreign investments in capital markets; limitations on the manner in which the Funds may invest in securities; and limitations on repatriation of income, capital, or the proceeds of sales of securities.

Convertible Securities (All Equity Funds). The Funds may purchase convertible securities that are fixed-income debt securities or preferred stocks, and which may be converted at a stated price within a specified period of time into a certain quantity of common stock of the same or other issuers. Convertible securities are usually subordinated in right of payment to nonconvertible debt securities of the same issuer, but are senior to common stocks in an issuer’s capital structure. Their prices tend to be influenced by changes in interest rates (in the same manner as described below for debt securities) as well as changes in the market value of the common stock into which they can be converted.

Derivative Instruments (All Funds, except the U.S. Government Short Fixed Income Fund). The values of derivative instruments may rise or fall more rapidly than other investments, and there is a risk that a Fund may lose more than the original amount invested in any derivative instrument. The use of derivative instruments may also expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities, including: 1) the risk that an instrument is temporarily mispriced; 2) credit or performance risk on the amount a Fund expects to receive from a counterparty; 3) the risk that securities prices, interest rates and currency markets will move adversely; 4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; and 5) the possible absence of a liquid secondary market for any particular instrument.

Debt Securities (All Funds, particularly Fixed Income Funds). The values of and income generated by the debt securities held by the Funds fluctuate in response to movements in interest rates. When rates rise, the values generally fall, and when rates decline, the values generally increase. In addition, the issuers of any of the debt securities held by the Funds may fail to pay interest or principal when due, although the U.S. Treasury securities held by the Funds are direct obligations of the U.S. Government.

51

Principal Risks

The Funds generally only acquire bonds that are rated “investment grade” at the time of purchase, which means they are rated in one of the top four categories by a nationally recognized statistical rating organization, or unrated obligations that the Adviser or a Fund’s Sub-Adviser determines are of comparable quality. However, obligations with the lowest of these ratings have some speculative characteristics, and changes in economic conditions are more likely to lead to the issuer’s weakened capacity to make principal and interest payments than higher rated securities. If the rating of a security decreases after a Fund buys it, or it is no longer rated, the Adviser or the Fund’s Sub-Adviser will decide whether the Fund should continue to hold the security.

U.S. Government securities include not only U.S. Treasury obligations, but also obligations of various agencies and instrumentalities of the U.S. Government. Some of these are supported by the full faith and credit of the U.S. Treasury, but others, such as the Federal Farm Credit Bank, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Federal Home Loan Bank, are supported only by the issuer’s right to borrow from the U.S. Treasury, by the discretionary authority of the U.S. Government to purchase the agency’s obligations, or by the instrumentalities’ own credit. The U.S. Government might not provide financial support to instrumentalities it sponsors if it is not legally obligated to do so. However, the Funds will invest in the obligations of such instrumentalities only when the Adviser or the Fund’s Sub-Adviser believes that the credit risk is minimal.

As of September 7, 2008, the Federal Housing Finance Agency has been appointed to be the conservator of the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae) for an indefinite period with the stated purpose to preserve and conserve each entity’s assets and property and to put each entity in a sound and solvent condition. The effect that this conservatorship will have on the entities’ debt and equities is unclear. During the conservatorship, each entity’s obligations are expected to be paid in the normal course of business. Although no express guarantee exists for the debt on mortgage-backed securities issued by the entities, the U.S. Department of the Treasury continues to monitor current market conditions and develop means to enhance the ability of the entities to meet their obligations.

Investment Company Securities (All Funds). Each Fund may invest in securities issued by other investment companies, including (to the extent permitted by the 1940 Act) other investment companies managed by AMG. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. Accordingly, in addition to bearing their proportionate share of the relevant Fund’s expenses (i.e., management fees and operating expenses), shareholders will also indirectly bear similar expenses of any other investment companies or trusts in which the Fund invests.

Junk Bonds (New Asia Growth Fund, High Grade Core Fixed Income Fund and High Grade Short Intermediate Fixed Income Fund). The Funds may invest up to 10% of their respective net assets in securities rated below investment grade or of comparable quality, commonly referred to as “junk bonds” or “high yield/high risk securities.” These investments are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal as required, and generally are less liquid and have greater price volatility than higher rated securities. The Funds may not purchase debt securities that are in default, except that the New Asia Growth Fund may invest up to 5% of its total assets in sovereign (government) debt that is in default.

52

Principal Risks

Municipal Obligations (All Fixed Income Funds, except the U.S. Government Short Fixed Income Fund). The Funds may purchase not only “general obligation” municipal bonds (which are secured by the pledge of a municipality’s faith, credit and taxing power), but also “revenue” bonds, which depend for payment of principal and interest on the revenues obtained from a specific project or facility. In addition, the Funds may invest in municipal bonds covered by insurance and in “moral obligation” bonds. Insurance minimizes the risks of payment delays or defaults, but does not guarantee the market value of the insured bonds. Moral obligation bonds are issued by a municipality or a state financial intermediary and backed by the moral obligation pledge of a state government to appropriate funds in the future if the primary issuer defaults, but the state is not legally bound to honor the pledge.

The Funds may purchase municipal notes with maturities at the time of issuance of three years or less. These generally are issued in anticipation of the receipt of tax funds, of the proceeds of bond placements, or of other revenues. The issuer’s ability to make payments therefore depends on such receipts.

The Tax-Free Securities Fund and Tax-Free Short Intermediate Securities Fund invest significantly in municipal obligations of issuers located in Hawaii. The values of shares of these Funds therefore will be affected by economic and political developments in Hawaii.

53

         Fund Management

The Investment Adviser

The Asset Management Group of Bank of Hawaii (“AMG” or the “Adviser”), located at 130 Merchant Street, Suite 370, Honolulu, Hawaii 96813, is the investment adviser for the Funds. As of September 30, 2009 AMG’s asset management team managed $3.3 billion in mutual fund assets. In addition, certain AMG employees also manage approximately $1.9 billion in assets on behalf of Bank of Hawaii clients.

Each of the Funds paid the Adviser and Sub-Advisers as follows during their fiscal year ended July 31, 2009:

	Percentage of	Percentage of
	average net assets	average net assets
	(Adviser fees only)	(Sub-Adviser fees only)
New Asia Growth Fund	0.40%	0.50%

International Stock Fund*	0.35%	0.55%

Small Cap Fund*	0.36%	0.64%

Mid-Cap Fund*	0.35%	0.20%

Growth Stock Fund*	0.35%	0.25%

Growth and Income Fund*	0.35%	0.25%

Value Fund*	0.35%	0.25%

High Grade Core Fixed Income Fund*	0.45%

Tax-Free Securities Fund*	0.45%

High Grade Short Intermediate Fixed Income Fund*	0.12%

Tax-Free Short Intermediate Securities Fund*	0.40%

U.S. Government Short Fixed Income Fund*	0.05%

* The Adviser voluntarily waived a portion of its fees for the fiscal year. These waivers may be cancelled or revised at any time. Contractual fees (without waivers) are: International Stock Fund, 0.45%; Small Cap Fund, 0.40% on assets managed by Nicholas-Applegate Capital Management, 0.40% on assets managed by Wellington Management Company, LLP and 0.55% on assets managed by Mellon Capital Management Corporation; Mid-Cap Fund, 0.60%; Growth Stock Fund, 0.55%; Growth and Income Fund, 0.55%; Value Fund, 0.55%; High Grade Core Fixed Income Fund, 0.60%; Tax-Free Securities Fund, 0.60%; High Grade Short Intermediate Fixed Income Fund, 0.50%; Tax-Free Short Intermediate Securities Fund, 0.50%; and U.S. Government Short Fixed Income Fund, 0.40%.

The Sub-Advisers

First State Investments International Limited (“First State”), located at 23 St. Andrew Square, Edinburgh EH2 1BB, is the sub-adviser to the New Asia Growth Fund, and provides investment advisory services with respect to management of that Fund’s portfolio. For the sub-adviser’s services, the Fund pays First State 0.50% of the Fund’s average daily net assets.

Hansberger Global Investors, Inc. (“Hansberger”), located at 401 East Las Olas Blvd., Suite 1700, Fort Lauderdale, Florida 33301, is the sub-adviser to the International Stock Fund, and provides investment advisory services with respect to management of that Fund’s portfolio. For the sub-adviser’s services, the Fund pays Hansberger 0.60% of the first $75 million of the Fund’s average daily net assets and 0.35% of its average daily net assets in excess of $75 million.

54

Fund Management

Nicholas-Applegate Capital Management (“NACM”), located at 600 West Broadway, San Diego, California 92101, is the sub-adviser for a portion of the Small Cap Fund, and provides investment advisory services with respect to that portion of the Fund’s portfolio. For the sub-adviser’s services, the Fund pays NACM an annual fee at the rate of 0.70% of average daily net assets it manages using a “systematic small cap” strategy.

Wellington Management Company, LLP (“Wellington Management”), is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is the sub-adviser for a portion of the Small Cap Fund, and provides investment advisory services with respect to that portion of the Fund’s portfolio. Wellington Management receives an annual fee based on the Fund’s assets it manages using a “small cap growth” strategy, at the rate of 0.70% of the first $150 million of average daily net assets and 0.65% of average daily net assets in excess of $150 million.

Mellon Capital Management Corporation (“Mellon Capital”), with principal offices located at 50 Fremont Street, San Francisco, California 94105 and offices at 500 Grant Street, Suite 4200, Pittsburgh, Pennsylvania 15258, is the sub-adviser for a portion of the Small Cap Fund, and provides investment advisory services with respect to that portion of the Fund’s portfolio. Mellon Capital receives an annual fee based on the Fund’s assets it manages using a “small cap value” strategy at the rate of 0.55% of the first $100 million of average daily net assets, 0.50% of the next $100 million of average daily net assets and 0.45% of average daily net assets in excess of $200 million.

Chicago Equity Partners, LLC (“CEP”), located at 180 North LaSalle Street, Suite 3800, Chicago, Illinois, is the sub-adviser to the Mid-Cap Fund, Growth Stock Fund, Growth and Income Fund and Value Fund, and provides investment advisory services with respect to management of those Funds’ portfolios.

Discussions regarding the basis for the Board of Trustees’ approval of the Funds’ investment advisory and sub-advisory agreements are available in the semi-annual report for the period ended January 31, 2009 and the annual report for the period ended July 31, 2009.

Portfolio Managers

Management of the Funds is coordinated by the Adviser which is staffed with approximately 39 people. Individual portfolio managers or teams are responsible for managing the Funds, as set forth below.

New Asia Growth Fund.  Alistair Thompson, Deputy Head of Asia Pacific Ex Japan Equities for First State since January 2004, is responsible for the management of the Fund. He is based in Singapore and for the prior thirteen years worked as an investment manager with Edinburgh Fund Managers and CIM Fund Managers. Mr. Thompson is supported by the nineteen-member Asia Pacific equities team. Mr. Thompson works closely with Martin Lau, Director of Greater China Equities, based in Hong Kong, and Ho Hsiu-Mei, a senior member of the team. Mr. Lau joined First State in April 2002 as a senior portfolio manager, with responsibility for the management of First State’s Greater China and regional funds. Mr. Lau started his investment career in 1995 with BZW in London as part of its risk management team. He subsequently spent six years with Invesco as a fund manager responsible for its Greater China funds, Smaller Companies fund and regional portfolios. He holds the Chartered Financial Analyst designation. Ms. Hsiu-Mei has fourteen years of investment experience. She joined First State Investments in January 2003 as a senior portfolio manager and is a specialist in Taiwan, Korea and technology equities.

55

Fund Management

International Stock Fund.  The Fund is managed by Thomas R. H. Tibbles and Lauretta (Retz) Reeves. Mr. Tibbles, CFA, joined Hansberger in 1999 and serves as Chief Investment Officer — Growth Strategy and Managing Director — Canada, a portfolio manager and a research analyst. Before joining Hansberger, he was the Head of the Global Equity Team at Indago Capital Management in Toronto, an affiliate of Canada Life. From 1993 until joining Indago in 1996, he served as Vice President, International Equities for Sun Life Investment Management, managing a portfolio of non-North American equity securities for pension and mutual fund clients. Mr. Tibbles began his career in the investment industry in 1986. Ms. Reeves, CFA, joined Hansberger in 1996 and serves as its Co-Chief Investment Officer — Value Strategy, a portfolio manager and a research analyst. From 1987 to 1996, Ms. Reeves was Senior Vice President at Templeton Worldwide in the research and portfolio management group. While at Templeton, Ms. Reeves managed several separate accounts and mutual funds with combined assets of over $1 billion.

Small Cap Fund.  A team lead by Mark Roemer is responsible for the day-to-day management of the portion of the Fund’s portfolio managed by NACM using a “systematic small cap” strategy. Mr. Roemer, Senior Vice President, has thirteen years of investment experience. Prior to joining NACM in 2001, he was a principal and U.S. equity product manager with Barclays Global Investors (“BGI”) and was previously a client relationship officer with BGI after having begun his career with Kleinwort Benson Investment Management of London.

Mammen Chally, CFA, Vice President and Equity Portfolio Manager of Wellington Management, is the portfolio manager of the portion of the Fund’s assets managed by Wellington Management using a “small cap growth” strategy. Mr. Chally joined Wellington Management in 1994 and has been an investment professional since 1996. James A. Rullo, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, is also involved in portfolio management and securities analysis of the portion of the Fund’s assets managed by Wellington Management. Mr. Rullo joined Wellington Management in 1994 and has been an investment professional since 1987.

A team led by Ronald P. Gala, CFA, is responsible for the day-to-day management of the portion of the Fund’s portfolio managed by Mellon Capital using a “small cap value” strategy. Mr. Gala, Director and Senior Portfolio Manager, is a team leader for Mellon Capital’s small cap team. He joined Mellon Equity Associates in 1993. Mellon Equity Associates merged into Mellon Capital on December 31, 2007. Prior to joining Mellon Equity Associates, Mr. Gala was a senior portfolio manager with Mellon Financial’s trust group.

Mid-Cap Fund, Growth Stock Fund, Growth and Income Fund and Value Fund.  The Funds’ sub-adviser, CEP, utilizes a team approach to manage these Funds. Senior team members include David Coughenour, Robert Kramer and David Johnsen. They are founding members of CEP who have been with the firm since 1989. Mr. Coughenour, Chief Investment Officer — Equity, leads the team. He has nineteen years of industry experience, and is responsible for overseeing all of CEP’s equity products. He holds the Chartered Financial Analyst designation. Mr. Kramer, Managing Director, has over twenty years of industry experience and is personally responsible for following and analyzing the healthcare sector. He also oversees the quantitative research, trading and technology groups at CEP. Before joining CEP, Mr. Kramer worked with the Feldman Group and GE Capital. He holds the Chartered Financial Analyst designation and is a Certified Public Accountant. Mr. Johnsen, Managing Director, has over thirty years of industry experience and is personally responsible for following and analyzing the technology hardware and consumer staples sectors. He also oversees CEP’s team of fundamental analysts. Prior to joining CEP, he was a portfolio manager at Continental Bank. He holds the Chartered Financial Analyst designation.

56

Fund Management

High Grade Core Fixed Income Fund. Liang Lee, Vice President and Senior Portfolio Manager of the Fixed Income Department of AMG, is responsible for the day-to-day management of the Fund. Mr. Lee joined the Adviser as a Portfolio Manager in 2005. Prior to joining AMG, he was a Director of Mortgage-Backed Securities at Credit Suisse in New York from 1998 to 2005.

Tax-Free Securities Fund and Tax-Free Short Intermediate Securities Fund.  Stephen K. Rodgers is responsible for the day-to-day management of these two Funds. Mr. Rodgers, Senior Vice President, Chief Investment Officer and head of the Fixed Income Department, has been with Bank of Hawaii for fifteen years. In addition, Mr. Rodgers holds the Chartered Financial Analyst designation.

High Grade Short Intermediate Fixed Income Fund and U.S. Government Short Fixed Income Fund. Edward Haik, Vice President and Senior Portfolio Manager of the Fixed Income Department of AMG, is responsible for the day-to-day management of these two Funds. Mr. Haik has twenty years of experience in the investment industry, his most recent fourteen years as a Portfolio Manager at AMG.

The Statement of Additional Information (“SAI”) has more detailed information about the Adviser, the Sub-Advisers and other service providers. Additional information about the portfolio managers’ compensation, other accounts they manage, and their ownership of shares in the respective Funds is also available in the SAI.

The Distributor, Administrator and Sub-Administrator

Foreside Distribution Services, L.P. (“Foreside” or “Distributor”), located at 10 High Street, Suite 302, Boston, Massachusetts 02110, is the Funds’ distributor.

Bank of Hawaii is the Funds’ administrator. Bank of Hawaii is located at 130 Merchant Street, Honolulu, Hawaii 96813. The Trust and Bank of Hawaii have entered into a Sub-Administration Agreement with Citi Fund Services Ohio, Inc. (“Citi”), to perform certain administrative services for the Funds. Citi is located at 3435 Stelzer Road, Columbus, Ohio 43219.

The Adviser may, from time to time, use its own resources to pay for certain sales and marketing services to the Funds. Such services may include, but are not limited to, promotional materials, industry newsletters, fact sheets, and other services and activities in furtherance of the marketing and support of the Funds’ shares.

57

         Shareholder Information

Pricing of Fund Shares
How NAV is Calculated

NAV is calculated by adding the total value of a Fund’s investments and other assets attributable to Class Y shares, subtracting its liabilities attributable to Class Y shares, and then dividing that figure by the number of outstanding Class Y shares of the Fund:

NAV =
Total Assets — Liabilities
Number of Shares
Outstanding

Call 800-258-9232 for your Fund’s NAV.

The price of each Fund’s shares is based on its per share net asset value (“NAV”). The NAV for Class Y shares is determined and its shares are priced at the close of regular trading on the New York Stock Exchange (normally at 4 p.m. Eastern time) on days the Exchange is open. Your order will be priced at the next NAV calculated after your order is received by the Fund (plus any applicable sales charge). The value of securities traded in markets outside the United States and, therefore, the NAV of Funds that hold these securities, may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

The Fund’s securities are valued at current market prices except for debt obligations with remaining maturities of 60 days or less (which are valued at amortized cost). When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Trust’s Board of Trustees (“Board”) in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Fund would reasonably expect to receive upon its current sale. Fair value pricing may be employed, for example, if the value of a security held by a Fund has been materially affected by an event that occurs after the close of the market in which the security is traded, in the event of a trading halt in a security for which market quotations are normally available or with respect to securities that are deemed illiquid. When this fair value pricing method is employed, the prices of securities used in the daily computation of a Fund’s NAV per share may differ from quoted or published prices for the same securities. Additionally, security valuations determined in accordance with the fair value pricing method may not fluctuate on a daily basis, as would likely occur in the case of securities for which market quotations are readily available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued based on market quotations.

58

Shareholder Information

Purchasing and Adding to Your Shares

Shares are sold by the Distributor, Foreside. Any institution (including Bank of Hawaii and its affiliated and correspondent banks) acting on behalf of customers having a qualified trust account, employee benefit account or other qualifying account at the institution is eligible to invest in Class Y shares. Class Y shares may not be purchased by individual investors, either directly or through brokerage accounts.

Class Y shares purchased through qualifying accounts may be held in separate accounts in the name of the person or persons who purchased the shares, but dividends and distributions relating to such shares may not be reinvested and no additional Class Y shares may be purchased for such separate accounts unless the account holder qualifies to purchase additional Class Y shares. If you have purchased Class Y shares of any Fund and do not qualify to purchase additional Class Y shares, you may make an additional investment in the Fund by purchasing Class A shares, which are offered in a separate prospectus. If you have purchased Class Y shares, but no longer qualify to make an additional investment, we will automatically convert your holdings to Class A shares of the same Fund. As a shareholder of Class A shares, you will be permitted to reinvest dividends and distributions relating to your share holdings, but your investment will be subject to the higher expenses associated with Class A shares. See “Exchanging Your Shares” later in this prospectus.

Qualified accounts maintained by or on behalf of certain customers or clients (“Customers”) by an institution or investment adviser may purchase Class Y shares of the Funds through procedures established by Foreside. These procedures may include instructions under which a Customer’s account is automatically “swept” at least once a week and amounts in excess of a minimum amount agreed upon by a Customer and its institution or investment adviser are invested by Foreside in shares of a Fund.

No sales charge (load) is imposed at the time you purchase Class Y shares. Depending upon the terms of your Customer account, your institution or investment adviser may charge your account fees for services provided in connection with investment in the Funds. Your institution or investment adviser will provide you with information concerning these services and any charges.

All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. Third-party checks, cash, money orders, credit cards, starter checks (for initial purchases), credit card convenience checks, traveler’s checks and checks payable in foreign currency are not accepted.
Avoid Tax Withholding

A Fund must withhold 28% of your taxable dividends, capital gains distributions and redemptions if you have not provided the Fund with your taxpayer identification number in compliance with IRS regulations. To avoid this, make sure you provide your correct tax identification number (social security number for most investors) on your account application.

Questions?
Call 800-258-9232 or your investment representative.

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Shareholder Information

Purchasing and Adding to Your Shares
continued

Instructions for Opening or
Adding to an Account

By Regular Mail

Initial Investment:

1.	Contact Foreside at 800-258-9232 to request an application.

2.	Make check payable to “Pacific Capital Funds” and include the name of the appropriate Fund(s) on the check.

3.	Mail to: Pacific Capital Funds, P.O. Box 182130, Columbus, OH 43218-2130

Subsequent Investments:

1.	Use the investment slip attached to your account statement. Or, if unavailable

2.	Include the following information on a piece of paper:

•	Fund name

•	Share class

•	Amount invested

•	Account name

•	Account number

(Include your account number on your check)

3.	Mail investment slip and check to: Pacific Capital Funds, P.O. Box 182130, Columbus, OH 43218-2130

By Overnight Service

See instructions 1-2 above for subsequent investments.

3.	Send to: Pacific Capital Funds, c/o Citi Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH), which may take up to eight days to clear. The Fund does not charge a fee for ACH transactions. Note: Your financial institution may charge a separate fee.

By Electronic Purchase

Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.

Your bank or broker may charge for this service.

Establish the electronic purchase option on your account application or call 800-258-9232 for instructions. Your account can generally be set up for electronic purchases within 15 days.

Call 800-258-9232 to arrange a transfer from your bank account.

Questions?
Call 800-258-9232 or your investment representative.

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Shareholder Information

Purchasing and Adding to Your Shares
continued

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

Please phone the Funds at 800-258-9232 for instructions on opening an account or purchasing additional shares by wire transfer.

You can add to your account by using the convenient options described above. The Funds reserve the right to change or eliminate these privileges at any time with 60 days’ notice. The Funds also reserve the right to reject any purchase or to suspend or modify the continuous offering of their shares.

The Funds’ Transfer Agent is required by law to obtain certain personal information from you (or a person acting on your behalf) in order to verify your (or such person’s) identity. If this information is not provided, the Transfer Agent may not be able to open your account. If the Transfer Agent is unable to verify your identity (or that of another person authorized to act on your behalf), or believes it has identified potentially criminal activity, the Funds, the Distributor and the Transfer Agent each reserve the right to close your account or to take such other action as they deem reasonable or required by law.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

•	Name;

•	Date of birth (for individuals);

•	Residential or business street address (although post office boxes are still permitted for mailing); and

•	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

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Shareholder Information

Selling Your Shares

Instructions For Selling Shares
You can sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund or your investment representative. Normally you will receive your proceeds within a week after your request is received.

Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

By Telephone (unless you have declined telephone sales privileges)

1.	Call 800-258-9232 with instructions as to how you want to receive your funds (mail, wire, electronic transfer). See “General Policies on Selling Shares” below.

By Mail (See “General Policies on Selling Shares-Redemptions in Writing Required” below.)

1.	Call 800-258-9232 to request redemption forms (if your account is an IRA or another form of retirement plan), or write a letter of instruction indicating:

•	Your Fund and account number

•	Amount you want to redeem

•	Address where your check should be sent

•	Account owner signature

2. Mail to: Pacific Capital Funds, P.O. Box 182130, Columbus, OH 43218-2130

By Overnight Service

1.	See instruction 1 above.

2.	Send to: Pacific Capital Funds, c/o Citi Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219

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Shareholder Information

Selling Your Shares
continued

Wire Transfer

You must select this option on your account application.

The Fund does not charge a wire transfer fee.  Note: Your financial institution may charge a separate fee.

Call 800-258-9232 to request a wire transfer.

If you call and your sell order is received by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day. Otherwise, it will normally be wired on the second business day after your call.

Electronic Redemptions

Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.

Note: Your bank may charge for this service.

Call 800-258-9232 to request an electronic redemption.

If you call and your sell order is received by 4 p.m. Eastern time, the NAV of your shares will be determined on the same day and, after the transaction clears, the proceeds will be credited within a week.

Questions?
Call 800-258-9232 or your investment representative.

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Shareholder Information

General Policies on Selling Shares

Redemptions In Writing Required

You must request redemption in writing in the following situations:

1. All requests for redemptions from individual retirement accounts (“IRAs”) must be in writing.

2. Redemption requests require a signature guarantee when:

•	You ask us to make the check payable to someone who is not the owner of the account

•	You ask us to mail the check to an address that is not the address on your account

•	You ask us to wire the proceeds to a commercial bank account that is not designated on your account application

•	The redemption proceeds exceed $100,000

You must obtain a signature guarantee from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

The Funds do not accept signatures guaranteed by a notary public.

Telephone Redemptions

The Funds attempt to ensure that telephone redemptions are only made by authorized traders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Because of these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Funds, the Transfer Agent, the Adviser and/or the Distributor may be liable for losses due to unauthorized transactions.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

Redemptions Within 15 Days of Investment

When you have made an investment by check, you cannot receive any portion of the redemption proceeds on the same investment until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 days). You can avoid this delay by purchasing shares by wire.

Refusal/Delay of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission (“SEC”) in order to protect remaining shareholders.

64

Shareholder Information

Market Timing

Frequent purchases and redemptions/exchanges of shares of a mutual fund (including activities of “market timers”) can result in the dilution in the value of Trust shares held by long-term shareholders, interference with the efficient management of a fund’s investment portfolio, and increased brokerage and administrative costs. The Funds do not accommodate market timers. On behalf of the Funds, the Board of Trustees has adopted policies and procedures to discourage frequent purchases and redemptions/exchanges of Funds’ shares. To prevent disruption in the management of the Funds due to market timing strategies:

•	trading activity may be limited to two round trips within any rolling 90 day period;

•	each Fund may refuse any purchase or exchange request for Fund shares if management determines that such request could adversely affect the Fund’s NAV, including as a result of the shareholder’s excessive trading (to be determined at management’s discretion); and

•	each Fund may, after prior warning and notification, close an account due to excessive trading.

These limitations do not apply to redemptions/exchanges that do not indicate market timing strategies, such as redemptions/exchanges of shares through portfolio rebalancing programs of institutional investment managers (including Bank of Hawaii and its affiliates) or systematic withdrawal plans, redemptions/exchanges requested within 30 days following the death of the shareholder (or, if a trust, its beneficiary), or redemptions/exchanges initiated by the Funds. In addition, there is no limit on exchange activity in the U.S. Government Short Fixed Income Fund.

Redemption In Kind

We reserve the right to make your redemption payment in securities rather than cash, known as “redemption in kind.” This could occur under extraordinary circumstances, such as a very large redemption that could affect a Fund’s operations (for example, more than 1.00% of the Fund’s net assets). If we deem it advisable for the benefit of all shareholders, you will receive securities equal in market value to your shares. If the Fund redeems your shares in kind, you will bear any market risks associated with these securities until they are converted to cash and when you convert these securities to cash, you will pay brokerage charges.

Undeliverable or Uncashed Distribution and Redemption Checks

If you choose to receive distributions in cash and if distribution checks are returned and marked as “undeliverable” or remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund as of the cancellation date. No interest is paid during the time the check is outstanding.

Redemption/Exchange Fees

The New Asia Growth Fund and International Stock Fund may assess a redemption/exchange fee of 2.00% of the total redemption/exchange amount if you sell your shares (of any class) after holding them for less than 30 days. The redemption/exchange fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption/exchange fee applies, the shares that were held the longest will be redeemed first. This redemption/exchange fee is in addition to any contingent deferred sales charges that may be applicable at the time of sale. Although the Funds have a goal of applying this

65

Shareholder Information

redemption/exchange fee to most such redemptions/exchanges, the Funds may not apply the redemption/exchange fee to certain types of redemptions/exchanges that do not indicate market timing strategies, such as redemptions/exchanges of shares through portfolio rebalancing programs of institutional investment managers (including those of Bank of Hawaii and its affiliates) or systematic withdrawal plans, redemptions/exchanges requested within 30 days following the death of the shareholder (or, if a trust, its beneficiary), or redemptions/exchanges initiated by the Funds. Finally, the fee does not apply to shares purchased through reinvested dividends or capital gains.

Exchanging Your Shares

The Exchange Privilege permits a shareholder to exchange Class Y shares of one Fund for Class Y shares of another Fund. Class Y shareholders may also exchange their shares for other investment companies for which AMG serves as investment adviser. These are the Pacific Capital Cash Assets Trust, the Pacific Capital Tax-Free Cash Assets Trust, and the Pacific Capital U.S. Government Securities Cash Assets Trust. Except as indicated on the next page under “Instructions for Exchanging Shares,” no transaction fees are charged for exchanges.

Notes on Exchanges

•	The registration and tax identification numbers of the two accounts must be identical.

•	The Exchange Privilege may be changed or eliminated at any time after a 60-day notice to shareholders.

•	Be sure to read carefully the Prospectus of any Fund or other investment company into which you wish to exchange shares.

66

Shareholder Information

Instructions For Exchanging Shares

Exchanges from one Fund to another are taxable. You can make exchanges by sending a written request to Pacific Capital Funds, PO Box 182130, Columbus, OH 43218-2130, or by calling 800-258-9232. Please provide the following information:

•	Your name and telephone number

•	The exact name on your account and account number

•	Taxpayer identification number (usually your social security number)

•	Dollar value or number of shares you are exchanging

•	The name of the Fund from which the exchange is to be made

•	The name of the Fund into which the exchange is being made

See “Selling Your Shares” for important information about telephone transactions.

Each of the following Pacific Capital Funds may assess the fee listed below on the total value of shares that are redeemed from, or exchanged out of, that Fund if you have held those shares for less than 30 days:

Fund	Redemption/Exchange Fee

New Asia Growth Fund	2.00%
International Stock Fund	2.00%

The redemption/exchange fee is paid directly to the applicable Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares and to deter such short-term trading. For purposes of determining whether the redemption/exchange fee applies, the shares that were held the longest will be redeemed/exchanged first. Although the Funds have a goal of applying this redemption/exchange fee to most such redemptions/exchanges, the Funds may not apply the redemption/exchange fee to certain types of redemptions/exchanges that do not indicate market timing strategies, such as redemptions/exchanges of shares through portfolio rebalancing programs of institutional investment managers (including Bank of Hawaii and its affiliates) or systematic withdrawal plans, redemptions/exchanges requested within 30 days following the death of the shareholder (or, if a trust, its beneficiary), or redemptions/exchanges initiated by the Funds. Finally, the fee does not apply to shares purchased through reinvested dividends or capital gains.

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Shareholder Information

Dividends, Distributions and Taxes

Dividends and Distributions

The High Grade Core Fixed Income Fund, Tax-Free Securities Fund, High Grade Short Intermediate Fixed Income Fund, Tax-Free Short Intermediate Securities Fund and U.S. Government Short Fixed Income Fund will declare dividends of substantially all of their net income daily and will pay such dividends monthly. Dividends begin accruing on the date your order is received by the Funds. The New Asia Growth Fund, International Stock Fund, Small Cap Fund, Mid-Cap Fund, Growth Stock Fund, Growth and Income Fund and Value Fund will declare and pay dividends of substantially all of their net income quarterly. Each Fund distributes any capital gains annually.

We automatically reinvest all income dividends and capital gains distributions on Fund shares in additional shares of the same Fund and Class on the ex-dividend date unless you request otherwise in writing to the Transfer Agent (at least 15 days prior to the distribution). The Distributor does not charge any fees or sales charges on reinvestments. You may elect to receive your dividends/distributions in cash either by check sent to your address or by wire to your bank account.

The value of your shares will be reduced by the amount of dividends and distributions. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

Taxes

Dividends generally are taxable as ordinary income. Certain distributions designated as “qualified dividends” are generally taxable to an individual shareholder at his or her maximum long-term capital gains rate. Taxes on capital gains distributed by the Funds vary with the length of time the Fund has held the security — not how long you have been invested in the Fund.

Dividends are taxable in the year in which they are declared, even if they appear on your account statement the following year. Dividends and distributions are treated the same for federal income tax purposes whether you receive them in cash or in additional shares.

The Funds may incur foreign income taxes in connection with some of their foreign investments. Certain of these taxes may be credited to shareholders.

The Funds expect that some dividends paid by the Tax Free Securities Fund and Tax Free Short Intermediate Securities Fund will be exempt from federal personal income tax to the extent attributable to municipal obligations.

You will be notified in January of each year about the federal tax status of distributions made by the Funds. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

An exchange of shares is considered a sale, and any related gains may be subject to federal and state taxes.

Foreign shareholders may be subject to special withholding requirements. A penalty is charged on certain pre-retirement distributions from retirement accounts. Consult your tax advisor about the federal, state and local tax consequences in your particular circumstances.

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Shareholder Information

Dividends, Distributions and Taxes
continued

Hawaii Tax Information

The Funds expect that some dividends paid by the Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund to Hawaii residents will be exempt from Hawaii personal income tax to the extent attributable to Hawaii municipal obligations. Under Hawaii law, interest derived from obligations of other states (and their political subdivisions) will not be exempt from Hawaii income taxation. (Interest derived from bonds or obligations issued by or under the authority of the following is exempt from Hawaii income taxation: Guam, Northern Mariana Islands, Puerto Rico, and the Virgin Islands.)

Dividends and distributions made by the Funds (and to the extent attributable to Hawaii municipal obligations for the Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund) to Hawaii residents will generally be treated for Hawaii income tax purposes in the same manner as they are treated for federal income tax purposes.

If you are not a Hawaii resident you should not be subject to Hawaii income taxation on dividends and distributions made by the Funds, but you may be subject to taxes of other states and localities.

Other Share Classes

The Funds also offer Class A, B and C shares. However, the offering of Class B and Class C shares by all Funds has been suspended since June 1, 2003 and May 1, 2009, respectively (except for reinvestment of Class B and Class C share dividends and exchange of Class B and Class C shares between Funds). The suspension will remain in effect until further notice. These shares have different sales charges and other expenses which will result in different performance than Class Y shares. Shares of all Classes of a Fund otherwise have identical rights, and vote together except for matters affecting only a specific Class.

69

         Financial Highlights

The Financial Highlights in the following tables set forth certain financial data and investment results of the Class Y shares of the Funds for the past five years or, if shorter, the period since inception, expressed in one share of each Fund outstanding throughout the period. The Financial Highlights are derived from the financial statements of Pacific Capital Funds. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestments of all dividends and distributions). The year end information in the tables has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm. The Financial Highlights should be read in conjunction with the financial statements, related notes, and other financial information included in the Statement of Additional Information. The Funds’ annual and semi-annual reports contain additional performance information relating to the Funds and are available upon request, without charge.

70

Pacific Capital Funds	New Asia Growth Fund

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities				Distributions					Ratios/Supplemental Data
													Ratio of
				Net									Net
				Realized									Investment
				and		Dividends	Distributions		Net		Net	Ratio of	Income	Ratio of
	Net Asset	Net		Unrealized		from	from	Total	Asset		Assets,	Expenses	(Loss) to	Expenses
	Value,	Investment		Gains	Total from	Net	Net	Dividends	Value,	Total	End of	to Average	Average	to Average
	Beginning	Income		(Losses) on	Investment	Investment	Realized	and	End of	Return	Period	Net	Net	Net	Portfolio
	of Period	(Loss)		Investments	Activities	Income	Gains	Distributions	Period	(a)	(000’s)	Assets	Assets	Assets (b)	Turnover (c)

Class Y
Year Ended:
July 31, 2009	$17.90	$0.15		$(2.59)	$(2.44)	$(0.13)	$(2.96)	$(3.09)	$12.37	(6.74)%	$77,356	1.53%	1.29%	1.53%	47.98%
July 31, 2008	22.39	0.27		(0.80)	(0.53)	(0.26)	(3.70)	(3.96)	17.90	(5.14)	93,039	1.34	1.21	1.34	45.92
July 31, 2007	17.07	0.26		7.15	7.41	(0.26)	(1.83)	(2.09)	22.39	46.36	113,393	1.37	1.38	1.37	37.50
July 31, 2006	15.72	0.14		2.15	2.29	(0.14)	(0.80)	(0.94)	17.07	15.26	85,836	1.51	0.98	1.57	44.10
July 31, 2005	11.60	0.15	(d)	4.13 (d)	4.28	(0.16)	—	(0.16)	15.72	37.07	44,092	1.71	1.13	1.73	44.06

(a)	Excludes sales charge and/or redemption fees, if applicable.

(b)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)	Amounts calculated using the daily average shares method.

71

Pacific Capital Funds	International Stock Fund

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities				Distributions					Ratios/Supplemental Data
														Ratio of
				Net										Net
				Realized										Investment
				and		Dividends	Distributions			Net		Net	Ratio of	Income	Ratio of
	Net Asset	Net		Unrealized	Total	from	from		Total	Asset		Assets,	Expenses	(Loss) to	Expenses
	Value,	Investment		Gains	from	Net	Net	Distributions	Dividends	Value,	Total	End of	to Average	Average	to Average
	Beginning	Income		(Losses) on	Investment	Investment	Realized	from Return	and	End of	Return	Period	Net	Net	Net	Portfolio
	of Period	(Loss)		Investments	Activities	Income	Gains	of Capital	Distributions	Period	(a)	(000’s)	Assets	Assets	Assets (b)	Turnover (c)

Class Y
Year Ended:
July 31, 2009	$11.71	$0.07		$(3.28)	$(3.21)	$(0.04)	$(1.78)	$(0.01)	$(1.83)	$6.67	(22.21)%	$79,264	1.55%	1.01%	1.65%	50.99%
July 31, 2008	13.84	0.18		(1.28)	(1.10)	(0.15)	(0.88)	—	(1.03)	11.71	(8.80)	182,692	1.10	1.32	1.20	52.32
July 31, 2007	11.03	0.13		2.83	2.96	(0.15)	—	—	(0.15)	13.84	26.90	246,057	1.10	1.07	1.20	47.50
July 31, 2006	9.13	0.09		1.91	2.00	(0.10)	—	—	(0.10)	11.03	21.90	209,795	1.23	1.15	1.39	46.18
July 31, 2005	7.55	0.08	(d)	1.55 (d)	1.63	(0.05)	—	—	(0.05)	9.13	21.61	93,049	1.47	0.97	1.59	37.98

(a)	Excludes sales charge and/or redemption fees, if applicable.

(b)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)	Amounts calculated using the daily average shares method.

72

Pacific Capital Funds	Small Cap Fund

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities					Distributions					Ratios/Supplemental Data
														Ratio of
				Net										Net
				Realized										Investment
				and			Dividends	Distributions		Net		Net	Ratio of	Income	Ratio of
	Net Asset	Net		Unrealized			from	from	Total	Asset		Assets,	Expenses	(Loss) to	Expenses
	Value,	Investment		Gains		Total from	Net	Net	Dividends	Value,	Total	End of	to Average	Average	to Average
	Beginning	Income		(Losses) on		Investment	Investment	Realized	and	End of	Return	Period	Net	Net	Net	Portfolio
	of Period	(Loss)		Investments		Activities	Income	Gains	Distributions	Period	(a)	(000’s)	Assets	Assets	Assets (b)	Turnover (c)

Class Y
Year Ended:
July 31, 2009	$13.80	$(0.04)		$(3.55)		$(3.59)	$—	$(0.04)	$(0.04)	$10.17	(25.99)%	$69,534	1.54%	(0.28%)	1.68%	118.96%
July 31, 2008	18.61	(0.08)		(1.82)		(1.90)	—	(2.91)	(2.91)	13.80	(11.64)	173,745	1.38	(0.45)	1.48	130.78
July 31, 2007	17.92	(0.01	)(d)	2.11	(d)	2.10	—	(1.41)	(1.41)	18.61	11.64	280,870	1.32	(0.04)	1.42	164.61
July 31, 2006	18.29	(0.03	)(d)	0.95	(d)	0.92	—	(1.29)	(1.29)	17.92	5.26	197,701	1.37	(0.14)	1.53	110.61
July 31, 2005	16.63	(0.05)		4.44		4.39	—	(2.73)	(2.73)	18.29	28.30	125,299	1.35	(0.29)	1.46	67.75

(a)	Excludes sales charge and/or redemption fees, if applicable.

(b)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)	Amounts calculated using the daily average shares method.

73

Pacific Capital Funds	Mid-Cap Fund

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities			Distributions					Ratios/Supplemental Data
												Ratio of
			Net									Net
			Realized									Investment
			and		Dividends	Distributions		Net		Net	Ratio of	Income	Ratio of
	Net Asset	Net	Unrealized		from	from	Total	Asset		Assets,	Expenses	(Loss) to	Expenses
	Value,	Investment	Gains	Total from	Net	Net	Dividends	Value,	Total	End of	to Average	Average	to Average
	Beginning	Income	(Losses) on	Investment	Investment	Realized	and	End of	Return	Period	Net	Net	Net	Portfolio
	of Period	(Loss)	Investments	Activities	Income	Gains	Distributions	Period	(a)	(000’s)	Assets	Assets	Assets (b)	Turnover (c)

Class Y
Year Ended:
July 31, 2009	$9.38	$0.05	$(2.45)	$(2.40)	$(0.05)	$—	$(0.05)	$6.93	(25.51)%	$31,487	1.10%	0.83%	1.35%	120.38%
July 31, 2008	12.19	0.05	(1.56)	(1.51)	(0.06)	(1.24)	(1.30)	9.38	(13.36)	55,037	0.90	0.46	1.15	130.00
July 31, 2007	12.23	0.08	1.76	1.84	(0.08)	(1.80)	(1.88)	12.19	15.87	70,422	0.82	0.65	1.20	117.44
July 31, 2006	12.76	0.04	0.22	0.26	(0.04)	(0.75)	(0.79)	12.23	2.06	73,195	0.80	0.35	1.18	101.34
July 31, 2005	10.34	0.05	2.42	2.47	(0.05)	—	(0.05)	12.76	23.92	83,141	0.80	0.47	1.19	97.23

(a)	Excludes sales charge and/or redemption fees, if applicable.

(b)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

74

Pacific Capital Funds	Growth Stock Fund

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities					Distributions					Ratios/Supplemental Data
														Ratio of
				Net										Net
				Realized										Investment
				and			Dividends	Distributions		Net		Net	Ratio of	Income	Ratio of
	Net Asset	Net		Unrealized			from	from	Total	Asset		Assets,	Expenses	(Loss) to	Expenses
	Value,	Investment		Gains		Total from	Net	Net	Dividends	Value,	Total	End of	to Average	Average	to Average
	Beginning	Income		(Losses) on		Investment	Investment	Realized	and	End of	Return	Period	Net	Net	Net	Portfolio
	of Period	(Loss)		Investments		Activities	Income	Gains	Distributions	Period	(a)	(000’s)	Assets	Assets	Assets (b)	Turnover (c)

Class Y
Year Ended:
July 31, 2009	$9.10	$0.05		$(1.70)		$(1.65)	$(0.05)	$—	$(0.05)	$7.40	(18.03)%	$67,431	1.06%	0.76%	1.26%	86.70%
July 31, 2008	9.84	0.06		(0.74)		(0.68)	(0.06)	—	(0.06)	9.10	(6.98)	116,888	0.91	0.57	1.11	77.71
July 31, 2007	8.66	0.02		1.17		1.19	(0.01)	—	(0.01)	9.84	13.78	153,583	1.09	0.22	1.11	192.57
July 31, 2006	8.92	—	(d)	(0.26	)(d)	(0.26)	—	—	—	8.66	(2.91)	144,801	1.14	(0.03)	1.20	191.06
July 31, 2005	8.09	0.02		0.83		0.85	(0.02)	—	(0.02)	8.92	10.50	218,750	1.15	0.19	1.16	174.37	(e)

(a)	Excludes sales charge and/or redemption fees, if applicable.

(b)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)	Amounts calculated using the daily average shares method.

(e)	The portfolio turnover rate increased significantly during the period. This increase was attributable to changes in equity management staff, cashflows into and out of the Fund, as well as tactical portfolio adjustments made in response to conditions in the energy and raw materials markets. The basic characteristics of the Fund in terms of market capitalization, style, and diversification have not changed.

75

Pacific Capital Funds	Small Cap Fund

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities			Distributions					Ratios/Supplemental Data
												Ratio of
			Net									Net
			Realized									Investment
			and		Dividends	Distributions		Net		Net	Ratio of	Income	Ratio of
	Net Asset	Net	Unrealized		from	from	Total	Asset		Assets,	Expenses	(Loss) to	Expenses
	Value,	Investment	Gains	Total from	Net	Net	Dividends	Value,	Total	End of	to Average	Average	to Average
	Beginning	Income	(Losses) on	Investment	Investment	Realized	and	End of	Return	Period	Net	Net	Net	Portfolio
	of Period	(Loss)	Investments	Activities	Income	Gains	Distributions	Period	(a)	(000’s)	Assets	Assets	Assets (b)	Turnover (c)

Class Y
Year Ended:
July 31, 2009	$12.34	$0.14	$(2.96)	$(2.82)	$(0.14)	$—	$(0.14)	$9.38	(22.77)%	$64,022	1.03%	1.49%	1.23%	79.57%
July 31, 2008	14.70	0.15	(1.58)	(1.43)	(0.14)	(0.79)	(0.93)	12.34	(10.48)	108,492	0.90	1.03	1.10	60.54
July 31, 2007	13.42	0.12	1.28	1.40	(0.12)	—	(0.12)	14.70	10.39	144,123	1.06	0.77	1.08	170.64
July 31, 2006	13.42	0.07	—	0.07	(0.07)	—	(0.07)	13.42	0.52	152,521	1.13	0.54	1.19	170.39
July 31, 2005	11.73	0.09	1.68	1.77	(0.08)	—	(0.08)	13.42	15.12	136,311	1.17	0.67	1.19	181.04	(d)

(a)	Excludes sales charge and/or redemption fees, if applicable.

(b)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)	The portfolio turnover rate increased significantly during the period. This increase was attributable to changes in equity management staff, cashflows into and out of the Fund, as well as tactical portfolio adjustments made in response to conditions in the energy and raw materials markets. The basic characteristics of the Fund in terms of market capitalization, style, and diversification have not changed.

76

Pacific Capital Funds	Value Fund

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities			Distributions					Ratios/Supplemental Data
												Ratio of
			Net									Net
			Realized									Investment
			and		Dividends	Distributions		Net		Net	Ratio of	Income	Ratio of
	Net Asset		Unrealized		from	from	Total	Asset		Assets,	Expenses	(Loss) to	Expenses
	Value,	Net	Gains	Total from	Net	Net	Dividends	Value,	Total	End of	to Average	Average	to Average
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	and	End of	Return	Period	Net	Net	Net	Portfolio
	of Period	Income	Investments	Activities	Income	Gains	Distributions	Period	(a)	(000’s)	Assets	Assets	Assets (b)	Turnover (c)

Class Y
Year Ended:
July 31, 2009	$7.45	$0.12	$(1.70)	$(1.58)	$(0.12)	$—	$(0.12)	$5.75	(20.97)%	$61,244	0.99%	2.16%	1.19%	96.77%
July 31, 2008	10.57	0.15	(1.37)	(1.22)	(0.15)	(1.75)	(1.90)	7.45	(13.83)	104,435	0.88	1.54	1.08	92.94
July 31, 2007	10.71	0.14	1.15	1.29	(0.14)	(1.29)	(1.43)	10.57	12.33	143,807	1.03	1.30	1.05	183.84
July 31, 2006	9.89	0.13	0.82	0.95	(0.13)	—	(0.13)	10.71	9.64	145,676	1.09	1.18	1.15	141.07
July 31, 2005	8.39	0.10	1.50	1.60	(0.10)	—	(0.10)	9.89	19.12	182,279	1.11	1.05	1.12	129.24	(d)

(a)	Excludes sales charge and/or redemption fees, if applicable.

(b)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)	The portfolio turnover rate increased significantly during the period. This increase was attributable to changes in equity management staff, cashflows into and out of the Fund, as well as tactical portfolio adjustments made in response to conditions in the energy and raw materials markets. The basic characteristics of the Fund in terms of market capitalization, style, and diversification have not changed.

77

Pacific Capital Funds	High Grade Core Fixed Income Fund

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities					Distributions						Ratios/Supplemental Data
				Net											Ratio of
				Realized											Net
				and			Dividends	Distributions			Net		Net	Ratio of	Investment	Ratio of
	Net Asset			Unrealized			from	from		Total	Asset		Assets,	Expenses	Income	Expenses
	Value,	Net		Gains		Total from	Net	Net		Dividends	Value,	Total	End of	to Average	to Average	to Average
	Beginning	Investment		(Losses) on		Investment	Investment	Realized		and	End of	Return	Period	Net	Net	Net	Portfolio
	of Period	Income		Investments		Activities	Income	Gains		Distributions	Period	(a)	(000’s)	Assets	Assets	Assets (b)	Turnover (c)

Class Y
Year Ended:
July 31, 2009	$10.76	$0.47	(d)	$0.28	(d)	$0.75	$(0.46)	$—		$(0.46)	$11.05	7.15%	$198,268	0.76%	4.32%	0.91%	46.98%
July 31, 2008	10.68	0.51		0.07		0.58	(0.50)	—		(0.50)	10.76	5.44	278,815	0.69	4.64	0.84	65.72
July 31, 2007	10.67	0.53		—		0.53	(0.52)	—		(0.52)	10.68	4.98	308,116	0.68	4.88	0.83	66.38
July 31, 2006	11.09	0.47		(0.42)		0.05	(0.47)	—	(e)	(0.47)	10.67	0.45	287,360	0.71	4.30	0.92	85.53
July 31, 2005	11.12	0.43		—		0.43	(0.43)	(0.03)		(0.46)	11.09	3.90	294,240	0.74	3.81	0.91	27.95

(a)	Excludes sales charge and/or redemption fees, if applicable.

(b)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)	Amounts calculated using the daily average shares method.

(e)	Less than $0.005 per share.

78

Pacific Capital Funds	Tax-Free Securities Fund

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities			Distributions					Ratios/Supplemental Data
			Net									Ratio of
			Realized									Net
			and		Dividends	Distributions		Net		Net	Ratio of	Investment	Ratio of
	Net Asset		Unrealized		from	from	Total	Asset		Assets,	Expenses	Income	Expenses
	Value,	Net	Gains	Total from	Net	Net	Dividends	Value,	Total	End of	to Average	to Average	to Average
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	and	End of	Return	Period	Net	Net	Net	Portfolio
	of Period	Income	Investments	Activities	Income	Gains	Distributions	Period	(a)	(000’s)	Assets	Assets	Assets (b)	Turnover (c)

Class Y
Year Ended:
July 31, 2009	$9.94	$0.41	$0.04	$0.45	$(0.41)	$(0.01)	$(0.42)	$9.97	4.75%	$233,348	0.76%	4.21%	0.91%	23.69%
July 31, 2008	10.09	0.44	(0.14)	0.30	(0.44)	(0.01)	(0.45)	9.94	3.02	254,182	0.70	4.36	0.85	30.61
July 31, 2007	10.15	0.43	(0.05)	0.38	(0.43)	(0.01)	(0.44)	10.09	3.81	282,671	0.68	4.25	0.83	19.29
July 31, 2006	10.57	0.42	(0.29)	0.13	(0.42)	(0.13)	(0.55)	10.15	1.34	287,126	0.73	4.09	0.94	59.63	(d)
July 31, 2005	10.76	0.44	(0.03)	0.41	(0.44)	(0.16)	(0.60)	10.57	3.83	315,854	0.75	4.06	0.92	8.65

(a)	Excludes sales charge and/or redemption fees, if applicable.

(b)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)	The portfolio turnover rate increased significantly during the period. This increase was attributable to cashflows into and out of the Fund, as well as tactical portfolio adjustments made in response to rising short and intermediate interest rates. The basic characteristics of the Fund in terms of market capitalization, style and diversification have not changed.

79

Pacific Capital Funds	High Grade Short Intermediate Fixed Income Fund

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities			Distributions						Ratios/Supplemental Data
			Net										Ratio of
			Realized										Net
			and		Dividends	Distributions			Net		Net	Ratio of	Investment	Ratio of
	Net Asset		Unrealized		from	from		Total	Asset		Assets,	Expenses	Income	Expenses
	Value,	Net	Gains	Total from	Net	Net		Dividends	Value,	Total	End of	to Average	to Average	to Average
	Beginning	Investment	(Losses) on	Investment	Investment	Realized		and	End of	Return	Period	Net	Net	Net	Portfolio
	of Period	Income	Investments	Activities	Income	Gains		Distributions	Period	(a)	(000’s)	Assets	Assets	Assets (b)	Turnover (c)

Class Y
Year Ended:
July 31, 2009	$9.71	$0.39	$0.33	$0.72	$(0.40)	$—		$(0.40)	$10.03	7.55%	$56,316	0.52%	3.92%	0.90%	100.24%
July 31, 2008	9.56	0.42	0.15	0.57	(0.42)	—		(0.42)	9.71	6.08	62,209	0.52	4.37	0.83	143.94
July 31, 2007	9.55	0.45	0.01	0.46	(0.45)	—		(0.45)	9.56	4.86	62,808	0.52	4.68	0.82	88.15
July 31, 2006	9.68	0.36	(0.13)	0.23	(0.36)	—		(0.36)	9.55	2.46	60,257	0.53	3.74	0.89	74.37
July 31, 2005	9.82	0.29	(0.14)	0.15	(0.29)	—	(d)	(0.29)	9.68	1.52	85,991	0.55	2.93	0.84	35.32

(a)	Excludes sales charge and/or redemption fees, if applicable.

(b)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)	Less than $0.005 per share.

80

Pacific Capital Funds	Tax-Free Short Intermediate Securities Fund

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities			Distributions					Ratios/Supplemental Data
			Net									Ratio of
			Realized									Net
			and		Dividends	Distributions		Net		Net	Ratio of	Investment	Ratio of
	Net Asset		Unrealized		from	from	Total	Asset		Assets,	Expenses	Income	Expenses
	Value,	Net	Gains	Total from	Net	Net	Dividends	Value,	Total	End of	to Average	to Average	to Average
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	and	End of	Return	Period	Net	Net	Net	Portfolio
	of Period	Income	Investments	Activities	Income	Gains	Distributions	Period	(a)	(000’s)	Assets	Assets	Assets (b)	Turnover (c)

Class Y
Year Ended:
July 31, 2009	$10.20	$0.26	$0.12	$0.38	$(0.26)	$—	$(0.26)	$10.32	3.80%	$61,113	0.81%	2.47%	0.91%	40.33%
July 31, 2008	10.08	0.33	0.12	0.45	(0.33)	—	(0.33)	10.20	4.55	47,552	0.77	3.27	0.87	39.29
July 31, 2007	10.11	0.34	(0.03)	0.31	(0.34)	—	(0.34)	10.08	3.08	50,835	0.74	3.33	0.83	68.09
July 31, 2006	10.27	0.31	(0.16)	0.15	(0.31)	—	(0.31)	10.11	1.47	62,816	0.75	3.03	0.91	112.73	(d)
July 31, 2005	10.36	0.26	(0.09)	0.17	(0.26)	—	(0.26)	10.27	1.65	65,070	0.74	2.51	0.86	28.31

(a)	Excludes sales charge and/or redemption fees, if applicable.

(b)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)	The portfolio turnover rate increased significantly during the period. This increase was primarily attributable to tactical portfolio adjustments made in response to rising short and intermediate interest rates and Hawaii municipal bond availability. The basic characteristics of the Fund in terms of style and diversification have not changed.

81

Pacific Capital Funds	U.S. Government Short Fixed Income Fund

Financial Highlights
(Selected data for a share of capital stock outstanding throughout the periods indicated)

		Investment Activities			Distributions					Ratios/Supplemental Data
			Net									Ratio of
			Realized									Net
			and		Dividends	Distributions		Net		Net	Ratio of	Investment	Ratio of
	Net Asset		Unrealized		from	from	Total	Asset		Assets,	Expenses	Income	Expenses
	Value,	Net	Gains	Total from	Net	Net	Dividends	Value,	Total	End of	to Average	to Average	to Average
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	and	End of	Return	Period	Net	Net	Net	Portfolio
	of Period	Income	Investments	Activities	Income	Gains	Distributions	Period	(a)	(000’s)	Assets	Assets	Assets (b)	Turnover (c)

Class Y
Year Ended:
July 31, 2009	$10.27	$0.22	$0.14	$0.36	$(0.22)	$—	$(0.22)	$10.41	3.50%	$66,956	0.43%	2.10%	0.78%	77.12%
July 31, 2008	10.07	0.41	0.20	0.61	(0.41)	—	(0.41)	10.27	6.15	71,175	0.40	4.03	0.69	62.20
July 31, 2007	10.04	0.48	0.03	0.51	(0.48)	—	(0.48)	10.07	5.17	85,818	0.39	4.74	0.67	81.16
July 31, 2006	10.05	0.35	(0.01)	0.34	(0.35)	—	(0.35)	10.04	3.42	96,102	0.38	3.43	0.77	88.38
July 31, 2005	10.11	0.20	(0.06)	0.14	(0.20)	—	(0.20)	10.05	1.44	125,349	0.37	1.98	0.71	64.16

(a)	Excludes sales charge and/or redemption fees, if applicable.

(b)	During the period certain fees were reduced. If such fee reductions had not occurred the ratios would have been as indicated.

(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

82

For more information about the Pacific Capital Funds, the following documents are available free upon request:

Annual and Semi-Annual Reports/Form N-Q:

The Funds’ Annual and Semi-Annual reports to shareholders contain additional information on the Funds’ investments. The annual report includes a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. In addition, the Funds’ file their complete portfolio schedule as of the end of their first and third fiscal quarters with the Securities and Exchange Commission on Form N-Q.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds, including operations, proxy voting and investment policies. A discussion of the Trust’s policies and procedures regarding the release of portfolio holdings information is also available in the SAI. It is incorporated by reference and is legally considered a part of this prospectus.

You can obtain free copies of Annual Reports, Semi-Annual Reports, Form N-Q and the SAI, or request other information and discuss your questions about the Funds, by contacting the Pacific Capital Funds or a broker/dealer that sells the Funds. To contact Pacific Capital Funds:

Pacific Capital Funds
P.O. Box 182130
Columbus, Ohio 43218-2130
Telephone: 1-800-258-9232
Website: www.pacificcapitalfunds.com

E-Delivery of Shareholders Reports:

Pacific Capital Funds shareholders can now sign up to receive Prospectuses, Annual Reports, Semi-Annual Reports and other Fund updates electronically instead of through the mail. To go paperless, register for E-Delivery today by logging onto www.pacificcapitalfunds.com.

You can review and copy the Annual and Semi-Annual Reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. For the hours of operation for the Public Reference Room call 1-202-942-8090. You can receive text-only copies:

•	For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102, or by electronic request, by emailing the SEC at: publicinfo@sec.gov

•	At no charge from the EDGAR database on the SEC’s Website at http://www.sec.gov

Investment Company Act file no. 811-7454.

PCPPUY1109

PACIFIC CAPITAL FUNDS
Telephone: 800-258-9232
Statement of Additional Information
dated November 27, 2009
New Asia Growth Fund
International Stock Fund
Small Cap Fund
Mid-Cap Fund
Growth Stock Fund
Growth and Income Fund
Value Fund
High Grade Core Fixed Income Fund
Tax-Free Securities Fund
High Grade Short Intermediate Fixed Income Fund
Tax-Free Short Intermediate Securities Fund
U.S. Government Short Fixed Income Fund
          Pacific Capital Funds (the “Trust”) is a professionally managed, open-end, management investment company with multiple funds available for investment. This Statement of Additional Information (“SAI”) contains information about the Class A, Class B, Class C and Class Y shares of all twelve of the Trust’s investment portfolios (each a “Fund” and collectively the “Funds”). Each Fund is represented by a series of shares separate from those of the Trust’s other series. The various Classes of shares of the Funds are offered through separate Prospectuses. The offering of Class B and Class C shares by all Funds has been suspended since June 1, 2003 and May 1, 2009, respectively (except for reinvestment of Class B and Class C share dividends and exchanges of existing Class B and Class C shares between Funds). The suspension will remain in effect until further notice.
          All Funds except Tax-Free Securities Fund and Tax-Free Short-Intermediate Securities Fund (the “Tax Free Funds”) are diversified portfolios.
          This SAI is not a prospectus. You should read this SAI in conjunction with the applicable Prospectus, dated November 27, 2009. All terms defined in the applicable Prospectus have the same meanings in this SAI. In addition, the Trust’s 2009 Annual Report to Shareholders is incorporated by reference into this SAI. You can order copies of the Prospectuses and Annual Report without charge by writing to Citi Fund Services Ohio, Inc. (“Citi”) at 3435 Stelzer Road, Columbus, Ohio 43219-3035 or calling the Transfer Agent at the telephone number indicated above.

INVESTMENT RESTRICTIONS
          Each Fund’s investment objectives are fundamental and may not be changed without approval by vote of the holders of a majority of the relevant Fund’s outstanding voting securities, as described under “General Information — Voting.” If the Trust’s Board of Trustees (the “Board”) determines, however, that a Fund’s investment objective can best be achieved by a substantive change in a non-fundamental investment policy or strategy, the Board may make such change without shareholder approval and will disclose any such material change in the then-current prospectus. Any policy that is not specified in a Fund’s Prospectus, or in the SAI, as being fundamental, is non-fundamental.
          The following investment restrictions also apply to the Funds. The restrictions designated as fundamental policies may not be changed without approval by the holders of a majority of the relevant Fund’s outstanding shares. If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund’s portfolio securities or resulting from reorganizations, consolidations, payments out of assets of the Fund or redemption of shares will not constitute a violation of such limitation, except for investment restriction (3) below.
          For purposes of defining what constitutes a single industry for purposes of the restriction applying to the Funds, each Fund will use the definitions for industries as set forth in the latest edition of the North American Industry Classification System (“NAICS”) or other publicly available information. Industry category groupings shown in the Funds’ printed financial reports sent to shareholders may contain more than one industry code, and these broader industry groupings are intended to be functionally descriptive presentations rather than being limited to a single NAICS industry category.
Investment Restrictions For All Funds Except New Asia Growth Fund and International Stock Fund
          Each of the Funds except the New Asia Growth Fund and International Stock Fund is subject to the following restrictions, all of which are fundamental policies. None of these Funds may:
          (1) Purchase securities of any issuer (except debt obligations of issuers that pay interest which, in the opinions of counsel to such issuers, is exempt from federal income tax and is not subject to the federal alternative minimum tax (“Municipal Obligations”) and securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities (“U.S. Government Obligations”)) if, as a result, with respect to 75% of its total assets, more than 5% of the value of the Fund’s total assets would be invested in the securities of any one issuer or, with respect to 100% of its total assets, the Fund’s ownership would be more than 10% of the outstanding voting securities of any one issuer. This restriction does not apply to the Tax-Free Funds, which are non-diversified funds.
          (2) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund’s investments in that industry would be 25% or more of the current value of such Fund’s total assets, provided that there is no limitation with respect to investments in (a) U.S. Government Obligations and repurchase agreements secured by such obligations and (b) with respect to the Tax-Free Funds, Municipal Obligations (for purposes of this limitation, Municipal Obligations do not include private activity bonds that are backed only by the assets and revenues of a non-governmental user).
          (3) Borrow money or issue senior securities as defined in the Investment Company Act of 1940, as amended (the “1940 Act” or “Investment Company Act”), except (a) with regard to senior securities, as permitted pursuant to an order and/or a rule issued by the Securities and Exchange Commission (the “Commission”), and (b) that each Fund may borrow from banks up to 20% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 20% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists).

          (4) Purchase or sell real estate or real estate limited partnerships (other than obligations or other securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein).
          (5) Purchase commodities or commodity contracts, except that each Fund may enter into futures contracts and may write call options and purchase call and put options on futures contracts in accordance with its investment objective and policies.
          (6) Purchase securities on margin (except for short-term credits necessary for the clearance of transactions and except for margin payments in connection with options, futures and options on futures) or make short sales of securities.
          (7) Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund’s investment program may be deemed to be an underwriting.
          (8) Purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs.
          (9) Make investments for the purpose of exercising control or management. Investments by the Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management.
          (10) Lend money or portfolio securities, except that each of the Funds may enter into repurchase agreements and lend portfolio securities to certain brokers, dealers and financial institutions aggregating up to 30% of the current value of the lending Fund’s total assets.
          In addition, each of these Funds will comply with the following non-fundamental restrictions, which may be changed by the Board without shareholder approval:
          (1) No Fund (except the Mid-Cap Fund) will purchase securities of unseasoned issuers, including their predecessors, that have been in operation for less than three years, if as a result thereof the value of the Fund’s investment in such classes of securities would exceed 15% of the Fund’s total assets.
          (2) No Fund will invest more than 10% of its net assets in warrants.
          (3) No Fund will invest more than 15% of the current value of its net assets in repurchase agreements having maturities of more than seven days and other illiquid securities. For purposes of this restriction, illiquid securities do not include securities which may be resold under Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”) that the Board or its delegate determines to be liquid based upon the trading markets for such securities.
          (4) No Fund will purchase put and call options or write covered put and call options on securities unless (a) it may invest directly in such securities, (b) such options are traded on registered domestic securities exchanges or result from separate, privately negotiated transactions with primary U.S. Government securities dealers recognized by the Board of Governors of the Federal Reserve System, and (c) the total assets subject to such options does not exceed 5% of the Fund’s net assets.

          (5) To the extent required by the Commission or its staff, each Fund will, for purposes of fundamental investment restrictions (1) and (2), treat securities issued or guaranteed by the government of any one foreign country (including governmental agencies and instrumentalities thereof) as the obligations of a single issuer.
          Certain Funds have non-fundamental investment policies obligating such a Fund to commit, under normal market conditions, at least 80% of its assets to the type of investments suggested by its name. For purposes of such an investment policy, “assets” includes the Fund’s net assets, as well as any amounts borrowed for investment purposes. The Board has adopted a policy to provide investors with notice prior to changes in such an investment policy. Any notice required to be delivered to shareholders for the purpose of announcing an intended change in non-fundamental policy will be provided to shareholders at least 60 days prior to any change in such an investment policy.
Investment Restrictions For New Asia Growth Fund and International Stock Fund
          New Asia Growth Fund and International Stock Fund are subject to the following investment restrictions, all of which are fundamental policies. Neither Fund may:
          (1) Purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities) if, as a result, with respect to 75% of its total assets, more than 5% of the value of the Fund’s total assets would be invested in the securities of any one issuer or, with respect to 100% of its total assets, the Fund’s ownership would be more than 10% of the outstanding voting securities of any one issuer.
          (2) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund’s investments in that industry would be 25% or more of the current value of the Fund’s total assets, provided that there is no limitation with respect to investments in U.S. Government Obligations and repurchase agreements secured by such Obligations.
          (3) Borrow money or issue senior securities as defined in the 1940 Act, except (a) with regard to senior securities, as permitted pursuant to an order and/or a rule issued by the Commission, and (b) that the Fund may borrow from banks up to 33-1/3% the current value of its net assets for temporary, extraordinary or emergency purposes, for clearance of transactions, to hedge against currency movements or for investment purposes, and these borrowings may be secured by the pledge of up to 33-1/3% current value of its net assets.
          (4) Purchase or sell real estate or real estate limited partnerships (other than obligations or other securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein).
          (5) Purchase commodities or commodity contracts, except that the Fund may deal in forward foreign exchange contracts between currencies of the different countries in which it may invest, may enter into futures contracts and may write call options and purchase call and put options on futures contracts in accordance with its investment objective and policies.
          (6) Purchase securities on margin (except for short-term credits necessary for the clearance of transactions and except for margin payments in connection with options, futures and options on futures) or make short sales of securities.
          (7) Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund’s investment program may be deemed to be an underwriting.

          (8) Purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs.
          (9) Make investments for the purpose of exercising control or management. Investments by the Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management.
          (10) Lend money or portfolio securities, except that the Fund may enter into repurchase agreements and lend portfolio securities to certain brokers, dealers and financial institutions aggregating up to 33-1/3% of the current value of the Fund’s total assets.
          In addition, New Asia Growth Fund and International Stock Fund will each comply with the following non-fundamental restrictions, which may be changed by the Board without shareholder approval:
          (1) Neither Fund will purchase securities of unseasoned issuers, including their predecessors, that have been in operation for less than three years, if as a result the value of the Fund’s investment in such classes of securities would exceed 15% of such Fund’s total assets.
          (2) Neither Fund will invest more than 15% of the current value of its net assets in repurchase agreements having maturities of more than seven days and other illiquid securities. For purposes of this restriction, illiquid securities do not include securities which may be resold under Rule 144A under the Securities Act that the Board, or its delegate, determines to be liquid, based upon the trading markets for such securities.
          (3) To the extent required by the Commission or its staff, each Fund will, for purposes of fundamental investment restrictions (1) and (2), treat securities issued or guaranteed by the government of any one foreign country (including governmental agencies and instrumentalities thereof) as the obligations of a single issuer.
          (4) Neither Fund will invest more than 10% of its net assets in warrants.
          (5) The aggregate value of the exercise price or strike price of call options written by each Fund will not exceed 25% of the Fund’s net asset value.
          Certain Funds have non-fundamental investment policies obligating such a Fund to commit, under normal market conditions, at least 80% of its assets to the type of investments suggested by its name. For purposes of such an investment policy, “assets” includes the Fund’s net assets as well as any amounts borrowed for investment purposes. The Board has adopted a policy to provide investors with notice prior to changes in such an investment policy. Any notice required to be delivered to shareholders for the purpose of announcing an intended change in non-fundamental policy will be provided to shareholders at least 60 days’ prior to any change in such an investment policy.
ADDITIONAL INFORMATION ON FUND INVESTMENTS AND RISKS
Foreign Securities
          Each of the Funds (except the U.S. Government Short Fixed Income Fund) may invest in foreign securities. Each Fund may invest directly in securities of foreign governmental and private issuers that are denominated in and pay interest in U.S. dollars. New Asia Growth Fund, International Stock Fund and Small Cap Fund may also invest in the securities of foreign issuers directly or in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other Depositary Receipts (which, together with ADRs, GDRs and EDRs, are hereinafter collectively referred to as “Depositary Receipts”) to the extent such Depositary Receipts become available.
          Depositary Receipts
          ADRs (which include American Depositary Shares and New York Shares) are publicly traded on exchanges or over-the-counter (“OTC”) in the United States. GDRs, EDRs and other types of Depositary Receipts are typically issued by foreign depositaries, although they may also be issued by U.S. depositaries, and evidence ownership interests in a security or pool of securities issued by either a U.S. or foreign corporation. Depositary Receipts may be “sponsored” or “unsponsored.” In a sponsored arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. In an unsponsored arrangement, the foreign issuer assumes no obligation and the depositary’s transaction fees are paid by the holders of the Depositary Receipts. Foreign issuers of securities with respect to which unsponsored Depositary Receipts have been issued are not necessarily obligated to disclose material information in the markets in which the unsponsored Depositary Receipts are traded, and the market value of the Depositary Receipts may not be correlated with such information.
          Equity-Linked Securities
          Equity-linked securities are also known as participation notes, equity swaps, and zero strike calls and warrants. Equity-linked securities are primarily used by a Fund as an alternative means to more efficiently and effectively access the securities market of what is generally an emerging country. Some foreign markets have restrictions on foreign ownership or can be cost prohibitive for outside investors. As a result of scarce supply and high demand, available ADR shares often trade at substantial premiums to the local shares. Equity-linked securities trade near parity to local shares, providing a more efficient alternative to ADRs. The Fund deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount near or equal to the selling price of the underlying security in exchange for an equity linked security. Upon sale, the Fund receives cash from the broker or custodian equal to the value of the underlying security. Equity-linked securities are not exchange traded. Aside from the market risk of the underlying security, there is the risk of default by the other party to the transaction. In the event of insolvency of the other party, the Fund might be unable to obtain its expected benefit. In addition, while a Fund will seek to enter into such transactions only with parties which are capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to close out such a transaction with the other party or obtain an offsetting position with any other party at any time prior to the end of the term of the underlying agreement. This may result in losses to the Fund or impair the Fund’s ability to enter into other transactions at a time when doing so might be advantageous.
Risks and Special Considerations of Investing in Foreign Securities
          Investing on an international basis involves certain risks not involved in domestic investments, including fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Certain foreign investments may also be subject to foreign withholding taxes.
          Most of the foreign securities held by the Funds will not be registered with the Commission, nor will the issuers thereof be subject to the reporting requirements of such agency. Accordingly, there may be less publicly available information about a foreign company than about a U.S. company, and such foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which

U.S. companies are subject. As a result, traditional investment measurements, such as price/earnings ratios, as used in the United States, may not be applicable to certain foreign capital markets. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to practices and requirements comparable to those applicable to domestic companies.
          Foreign markets have different settlement and clearance procedures, and in certain markets settlements have at times failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. For example, delays in settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. The inability to dispose of a portfolio security due to settlement problems could result either in losses to a Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.
          Brokerage commissions and other transaction costs on foreign securities exchanges may be higher than in the United States. There is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. The foregoing risks are often heightened for investments in smaller capital markets and developing countries.
          To the extent a Fund invests in foreign securities, its operating expense ratio can be expected to be higher than that of an investment company investing exclusively in U.S. securities because certain expenses of the Fund, such as management and advisory fees and custodial costs, may be higher.
          New Asia Growth Fund, International Stock Fund and Small Cap Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar. Accordingly, changes in foreign currency exchange rates will affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. New Asia Growth Fund, International Stock Fund and Small Cap Fund may also hold foreign currency in connection with the purchase and sale of foreign securities. To the extent the foreign currency is so held, there may be a risk due to foreign currency exchange rate fluctuations. Such foreign currency will be held with the Funds’ custodian bank or by an approved foreign sub-custodian.
          Investing in Countries with Smaller Capital Markets
          Because New Asia Growth Fund invests primarily in securities of companies located in developing Asian countries, and International Stock Fund may invest in securities of companies located in developing countries in Asia and elsewhere, investors in those Funds should be aware of certain risk factors and special considerations relating to investing in developing economies. Consequently, these Funds should be considered as a means of diversifying an investment portfolio and not in themselves as a balanced investment program.
          Securities Markets
          The securities markets of developing countries are not as large as the U.S. securities markets and have substantially less trading volume, resulting in the potential for reduced liquidity and high price volatility. Certain markets are in only the earliest stages of development and may have a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many such markets also may be affected by developments with respect to more established markets in their region. Developing country brokers typically are fewer in number and less capitalized than brokers in the United States. These factors, combined with the U.S. regulatory requirements for open-end investment companies and the restrictions on foreign investments discussed below, result in potentially fewer investment opportunities for New Asia Growth Fund and International Stock Fund in such countries and may have an adverse impact on the investment performance of those Funds.
          Political and Social Uncertainties
          Political and social uncertainties exist for some developing countries. In addition, the governments of many such countries have a heavy role in regulating and supervising the economy. Certain developing countries are especially large debtors to commercial banks and foreign governments. Another risk common to most such countries is that the economy is heavily export oriented and, accordingly, is dependent upon international trade. The existence of overburdened infrastructure and obsolete financial systems also presents risks in certain countries, as do environmental problems. Some economies also depend to a significant degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices which, in turn, may be affected by a variety of factors.
          Archaic legal systems in certain developing countries also may have an adverse impact on New Asia Growth Fund and International Stock Fund. For example, while the potential liability of a shareholder in a U.S. corporation with respect to the acts of the corporation is generally limited to the amount of the shareholder’s investment, the notion of limited liability is less clear in various developing countries. Similarly, the rights of investors in companies in developing countries may be more limited than those of shareholders of U.S. corporations.
          Some of the currencies of developing countries have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies.
          Restrictions on Foreign Investments
          Some developing countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Funds. As illustrations, certain countries may require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. Various countries may restrict investment opportunities in issuers or industries deemed important to national interests.
          The manner in which foreign investors may invest in companies in certain developing countries, as well as limitations on such investments, also may have an adverse impact on the operations of the Funds. For example, the Funds may be required to invest initially through a local broker or other entity located in the foreign country and then have the shares that were purchased re-registered in the name of the Fund. Re-registration may not be able to occur on a timely basis, resulting in a delay during which the Fund may be denied certain of its rights as an investor, including rights to dividends or to be made aware of corporate actions. There also may be instances where a Fund places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled, depriving the Fund of the ability to make its desired investment at that time.
          Substantial limitations may exist in some countries with respect to the Funds’ ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. The Funds could be adversely affected by delays in or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. In addition, even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operations of the Funds.
          A number of publicly traded closed-end investment companies have been organized to facilitate indirect foreign investment in developing Asian countries, and some of these countries have specifically authorized such funds. There also are investment opportunities in some of these countries in pooled vehicles that resemble open-end investment companies. The Funds’ investment in these companies will be subject to certain percentage limitations of the 1940 Act. This restriction on investments in securities of investment companies may limit opportunities for the Funds to invest indirectly in various developing Asian countries. Shares of some investment companies may at times be acquired only at market prices representing premiums to their net asset values.
          In certain countries, banks or other financial institutions may be among the leading companies to have actively traded securities. The 1940 Act restricts the Funds’ investments in any equity securities of an issuer which, in its most recent fiscal year, derived more than 15% of its revenues from “securities-related activities,” as defined by the rules thereunder. These provisions may restrict the Funds’ investments in some foreign banks and other financial institutions.
          Other Matters
          Inflation accounting rules in some developing countries require, for companies that keep accounting records in the local currency, for both tax and accounting purposes, that certain assets and liabilities be restated on the company’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for certain companies in developing countries.
          Satisfactory custodial services for investment securities may not be available in some developing countries, which may result in the Funds incurring additional costs and delays in providing transportation and custody services for such securities outside such countries.
          Regional Risk Considerations
          In addition to the risk of investments in foreign securities and in emerging markets described above, investments in issuers of securities in particular regions may be subject to additional regional risks.
          Asia. Many Asian countries may be subject to a greater degree of social, political and economic instability than is the case in the United States and western European countries. Such instability may result from (i) authoritarian governments or military involvement in political and economic decision-making; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (iv) ethnic, religious and racial disaffection.
          The economies of most of the Asian countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally the United States, Japan, China and the European Community. The enactment by the United States or other significant trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of these Asian countries.
          Latin America. Investing in securities of Latin American issuers may entail risks relating to the potential political and economic instability of certain Latin American countries and a consequent resurgence of the historical risk in Latin America of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment and on repatriation of capital invested. In the event of expropriation, nationalization or other confiscation by any country, a Fund could lose its entire investment in any such country. In addition, there is risk that certain Latin American countries may restrict the free conversion of their currencies into other currencies. Certain Latin American countries are among the world’s largest debtors to commercial banks and foreign governments. At times, some Latin American countries have declared moratoria on the payment of principal and/or interest on outstanding debt.

          Europe, Middle East and Africa (“EMEA Countries”). Investing in securities of issuers located in certain EMEA Countries may be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology and the lack of a sufficient capital base to expand business operations. Additionally, former Communist regimes of a number of Eastern European countries have expropriated a large amount of property, the claims of which have not been entirely settled. There can be no assurance that an investment in certain EMEA Countries would not also be expropriated, nationalized or otherwise confiscated. The securities markets of many EMEA Countries are relatively small, or non-existent, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. These markets may be subject to greater influence by adverse events generally affecting the market, and by investors trading significantly larger blocks of securities than is usual in the U.S. Securities settlements may in some instances be subject to delays and related administrative uncertainties. Foreign investment in the securities markets of certain EMEA Countries is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude investment in some securities and may increase the cost and expenses of an investment. As illustrations, certain EMEA Countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms than securities of the company available for purchase by nationals. In addition, the repatriation of both investment income and capital from some countries is controlled by regulations, including in some cases the need for certain advance governmental notification or authority. Investments in these countries could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation. Issuers of securities in most EMEA Countries are not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements and timely disclosure of information. The reporting, accounting and auditing standards of EMEA Countries differ from U.S. standards in important respects and less information is available to investors in securities of companies located in EMEA Counties than to investors in U.S. securities.
          Limitations on Share Transactions
          To permit New Asia Growth Fund to invest the net proceeds from the sale of its shares in an orderly manner, the Fund may, from time to time, suspend the sale of its shares, except for dividend reinvestment. The Fund also reserves the right to limit the number of its shares that may be purchased by a person during a specified period of time or in the aggregate.
Debt Securities
          Except for the U.S. Government Short Fixed Income Fund, each of the Funds may invest in debt securities issued by domestic and foreign corporations, financial institutions, and governments.
          The U.S. Government Short Fixed Income Fund may invest only in short-term debt securities issued or guaranteed by the U.S. Government and its agencies. The Fund may invest in these securities directly or indirectly through other investment companies or trusts that invest all of their assets in such securities (subject to the limitations of the 1940 Act on investments by the Fund in other such entities).
          The debt securities in which the Funds will invest (including convertible securities, as applicable) generally will be of investment grade (i.e., rated in the top four rating categories by a nationally recognized securities rating organization (“NRSRO”), or, if unrated, determined to be of comparable quality by the Asset Management Group of Bank of Hawaii (the “Asset Management Group” or the “Adviser”) or the Fund’s Sub-Adviser). However, up to 10% of the net assets of each of the New Asia Growth Fund, High Grade Core Fixed Income Fund and High Grade Short Intermediate Fixed Income Fund may be invested in securities rated below investment grade by an NRSRO or determined to be of comparable quality by the Adviser or the Fund’s Sub-Adviser.

          Small Cap Fund, Mid-Cap Fund, Growth Stock Fund, Growth and Income Fund, Value Fund, High Grade Core Fixed Income Fund, Tax-Free Securities Fund, High Grade Short Intermediate Fixed Income Fund, and Tax-Free Short Intermediate Securities Fund may invest only in U.S. dollar-denominated foreign debt securities.
          U.S. Government Obligations
          Each of the Funds may invest in U.S. Government Obligations which may include, but are not limited to, in addition to U.S. Treasury Securities, the obligations of the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”). U.S. Treasury Securities and certain other obligations of various agencies and instrumentalities of the U.S. Government, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, such as those of the SLMA, FNMA and FHLMC, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments. The Funds will invest in the obligations of such instrumentalities only when the Asset Management Group or the Fund’s Sub-Adviser believes that the credit risk with respect to the instrumentality is minimal.
          Each Fund may also make limited investments (not exceeding 5% of its net assets) in separately traded principal and interest components of securities issued by the United States Treasury. The principal and interest components or selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”). Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.
          Floating and Variable Rate Debt Instruments
          Each of the Funds may invest in floating and variable rate debt instruments. Floating and variable rate debt instruments bear interest at rates that are not fixed, but vary with changes in specified market rates or indices or at specified intervals. Some of these instruments may carry a demand feature that would permit the holder to tender them back to the issuer at a par value prior to maturity. The floating and variable rate instruments that the Funds may purchase include certificates of participation in such obligations purchased from banks. The Asset Management Group or the Fund’s Sub-Adviser will monitor on an ongoing basis the ability of an issuer of a demand instrument to make payment when due, which could be affected by events occurring between the date the Funds elect to demand payment and the date payment is due, except when such demand instruments permit same-day settlement. In this regard, the Asset Management Group or the Fund’s Sub-Adviser, pursuant to direction of the Board, will determine the liquidity of those instruments with demand features that cannot be exercised within seven days.
          Sovereign Debt
          New Asia Growth Fund may invest in debt securities or obligations issued or guaranteed by foreign governments, including their agencies, instrumentalities and political subdivisions (“sovereign debt”) and by supranational entities (such as the World Bank, The European Community, and the Asian Development Bank), and the other Funds (except the U.S. Government Short Fixed Income Fund) may invest in Yankee Bonds (dollar-denominated obligations issued by foreign governments and corporations).

          Investment in sovereign debt involves a high degree of risk. Certain developing countries owe significant amounts of debt to commercial banks and foreign governments. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearage on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third party’s commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.
          Issuers of sovereign debt may request the holders, including the Fund, to participate in the rescheduling of such debt and to extend further loans to governmental entities. No bankruptcy proceeding exists for collection in whole or in part of sovereign debt on which a governmental entity has defaulted.
          The sovereign debt instruments in which New Asia Growth Fund may invest in some cases are the equivalent in terms of quality to high yield/high risk securities discussed below and are subject to many of the same risks as such securities. The Fund may have difficulty disposing of some sovereign debt obligations because there may be a thin trading market for such securities. New Asia Growth Fund will not invest more than 5% of its respective total assets in sovereign debt, including sovereign debt which is in default.
          Lowest Category of Investment Grade
          Obligations rated in the lowest of the top four rating categories by an NRSRO have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating category may be reduced below the minimum rating required for purchase by the respective Fund. The Adviser or the Fund’s Sub-Adviser will consider such an event in determining whether the relevant Fund should continue to hold the obligation.
          Lower Rated Debt Securities (New Asia Growth Fund, High Grade Core Fixed Income Fund and High Grade Short Intermediate Fixed Income Fund Only)
          New Asia Growth Fund, High Grade Core Fixed Income Fund and High Grade Short Intermediate Fixed Income Fund may invest in lower rated debt securities. Securities rated in the medium to low rating categories of NRSROs such as Standard & Poor’s Corporation (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) and unrated securities of comparable quality (referred to herein as “high yield/high risk securities”) are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the security and generally involve greater price volatility than securities in higher rating categories. See “Appendix A.” These securities are commonly referred to as “junk bonds.”
          In purchasing such securities, New Asia Growth Fund, High Grade Core Fixed Income Fund and High Grade Short Intermediate Fixed Income Fund will rely on the Adviser’s or the Fund’s Sub-Adviser’s judgment, analysis and experience in evaluating the creditworthiness of the issuer. The Adviser or the Fund’s Sub-Adviser will take into consideration, among other things, the issuer’s financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer’s management and regulatory matters. New Asia Growth Fund, High Grade Core Fixed Income Fund and High Grade Short Intermediate Fixed Income Fund are not authorized to purchase debt securities that are in default, except that the New Asia Growth Fund may invest in sovereign debt which is in default, provided that not more than 5% of the Fund’s total assets is invested in sovereign debt (including sovereign debt securities which are in default).
          The market values of high yield/high risk securities tend to reflect individual issuer developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Issuers of high yield/high risk securities may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with higher rated securities.
          For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield/high risk securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. An issuer’s ability to service its debt obligations also may be adversely affected by specific issuer developments, the issuer’s inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of high yield/high risk securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.
          High yield/high risk securities may have call or redemption features which would permit an issuer to repurchase the securities from a Fund. If a call were exercised by the issuer during a period of declining interest rates, New Asia Growth Fund, High Grade Core Fixed Income Fund and High Grade Short Intermediate Fixed Income Fund likely would have to replace such called securities with lower yielding securities, thus potentially decreasing the net investment income to the Fund and dividends to shareholders.
          New Asia Growth Fund, High Grade Core Fixed Income Fund and High Grade Short Intermediate Fixed Income Fund may have difficulty selling certain high yield/high risk securities because there may be a thin trading market for such securities. To the extent that a secondary trading market for high yield/high risk securities does exist, it is generally not as liquid as the secondary market for higher rated securities. Reduced secondary market liquidity may have an adverse impact on market price and a Fund’s ability to sell particular issues to meet such Fund’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for some high yield/high risk securities also may make it more difficult for New Asia Growth Fund, High Grade Core Fixed Income Fund and High Grade Short Intermediate Fixed Income Fund to obtain accurate market quotations for purposes of valuing the Fund’s portfolio. Market quotations are generally available on many high yield/high risk securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. The Adviser or the Fund’s Sub-Adviser will carefully consider the factors affecting the market for high yield/high risk, lower rated securities in determining whether any particular security is liquid or illiquid and whether current market quotations are readily available.
          Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of high yield/high risk securities, particularly in a thinly traded market. Factors adversely affecting the market value of high yield/high risk securities may adversely affect the net asset value of Funds holding such securities. New Asia Growth Fund, High Grade Core Fixed Income Fund and High Grade Short Intermediate Fixed Income Fund may incur additional expenses if the Funds are required to seek recovery upon a default of a portfolio holding or participate in the restructuring of the obligation.

          Credit Ratings
          Credit ratings evaluate the safety of principal and interest payments, not market value risk. The rating of an issuer is also heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. Also, because credit rating agencies may fail to timely change credit ratings to reflect subsequent events, the Asset Management Group or a Fund’s Sub-Adviser must monitor the issuers of bonds in a Fund’s portfolio to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the bonds’ liquidity so that the Fund can meet redemption requests.
          To the extent the rating of a debt security by an NRSRO changes as a result of changes in such organization or its rating systems, each Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectuses and in this SAI. The ratings of the NRSROs currently used by the Funds are more fully described in Appendix A to this SAI.
          Duration
          The High Grade Short Intermediate Fixed Income Fund and U.S. Government Short Fixed Income Fund each follow a controlled duration strategy. As a measure of a fixed income security’s cash flow, duration is an alternative to the concept of “term to maturity” in assessing the price volatility associated with changes in interest rates. Generally, the longer the duration, the more volatility an investor should expect. For example, the market price of a bond with a duration of three years would be expected to decline 3% if interest rates rose 1%. Conversely, the market price of the same bond would be expected to increase 3% if interest rates fell 1%. The market price of a bond with a duration of six years would be expected to increase or decline twice as much as the market price of a bond with a three-year duration. Duration is a way of measuring a security’s maturity in terms of the average time required to receive the present value of all interest and principal payments as opposed to its term to maturity. The maturity of a security measures only the time until final payment is due; it does not take account of the pattern of a security’s cash flows over time, which would include how cash flow is affected by prepayments and by changes in interest rates. Incorporating a security’s yield, coupon interest payments, final maturity and option features into one measure, duration is computed by determining the weighted average maturity of a bond’s cash flows, where the present values of the cash flows serve as weights. In computing the duration of the High Grade Short Intermediate Fixed Income Fund and U.S. Government Short Fixed Income Fund, the Asset Management Group will estimate the duration of obligations that are subject to features such as prepayment or redemption by the issuer, put options retained by the investor or other imbedded options, taking into account the influence of interest rates on prepayments and coupon flows.
Other Debt Obligations
          Letters of Credit and Liquidity Agreements
          Each of the Funds (other than the U.S. Government Short Fixed Income Fund) may purchase debt obligations that are backed by an irrevocable letter of credit or liquidity agreement of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of the Asset Management Group or a Fund’s Sub-Adviser, are of investment quality comparable to other permitted investments of such Fund, may be used for letter of credit and liquidity agreement backed investments.

          Bank and Savings and Loan Obligations
          Each of the Funds (other than the U.S. Government Short Fixed Income Fund) may invest in bank and savings and loan obligations. These obligations include negotiable certificates of deposit, fixed time deposits, bankers’ acceptances, and interest bearing demand accounts. The Funds limit their bank investments to dollar-denominated obligations of U.S., Canadian, Asian, Australian or European banks which have more than $500 million in total assets at the time of investment or of United States savings and loan associations which have more than $11 billion in total assets at the time of investment and, in the case of U.S. banks, are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation.
          Commercial Paper
          Small Cap Fund, Mid-Cap Fund, Growth Stock Fund, Growth and Income Fund, Value Fund, High Grade Core Fixed Income Fund, Tax-Free Securities Fund, High Grade Short Intermediate Fixed Income Fund, and Tax-Free Short Intermediate Securities Fund may invest in commercial paper that is rated at the date of purchase in the highest rating category assigned by an NRSRO or unrated if considered by the Asset Management Group or the Fund’s Sub-Adviser to be of comparable quality. The High Grade Core Fixed Income Fund, the Tax-Free Securities Fund, the High Grade Short Intermediate Fixed Income Fund and the Tax-Free Short Intermediate Securities Fund may invest in municipal commercial paper that is rated at the date of purchase in one of the two highest rating categories by an NRSRO or not rated but is considered by the Asset Management Group to be of comparable quality see “Municipal Commercial Paper”). New Asia Growth Fund and International Stock Fund may invest in commercial paper that is rated at the time of purchase in the two highest short-term rating categories by an NRSRO or unrated if considered by the Asset Management Group or the Fund’s Sub-Adviser to be of comparable quality. Commercial paper includes short-term unsecured promissory notes, and variable floating rate demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions as well as similar taxable and tax-exempt instruments issued by government agencies and instrumentalities.
          Municipal Obligations
          The Tax-Free Funds invest primarily in Municipal Obligations, and the High Grade Core Fixed Income Fund and the High Grade Short Intermediate Fixed Income Fund may also do so. Municipal Obligations include municipal bonds, municipal notes and municipal commercial paper. Under normal market conditions, each of the Tax-Free Funds invests at least 80% of its net assets in investment grade municipal obligations. For purposes of this restriction, the Tax-Free Funds’ investments in other investment companies which invest exclusively in municipal securities are considered Municipal Obligations.
          Municipal Bonds
          Municipal bonds generally have a maturity at the time of issuance of up to thirty years. They are principally classified either as “general obligation” bonds, which are secured by the pledge of the municipality’s faith, credit and taxing power for the payment of principal and interest, or as “revenue” bonds, which are payable only from the revenues derived from a particular project or facility and generally are dependent solely on a specific revenue source.
          General obligation securities are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to a particular issuer, and the taxes that can be levied for the payment of debt service may be limited or unlimited as to rates or amounts of special assessments. Revenue securities are payable only from the revenues derived from a particular facility, a class of facilities or, in some cases, from the proceeds of a special excise tax. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund the assets of which may be used to make principal and interest payments on the issuer’s obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and collateralized mortgages, and the net revenues from housing or other public projects. Some authorities are provided further security in the form of a state’s assistance (although without obligation) to make up deficiencies in the debt service reserve fund.
          The Tax-Free Securities Fund, the Tax-Free Short Intermediate Securities Fund, the High Grade Core Fixed Income Fund and the High Grade Short Intermediate Fixed Income Fund may invest in municipal bonds which are covered by insurance guaranteeing the scheduled payment of principal and interest until their maturity (“Insured Municipal Bonds”). The insurance can be purchased either by the issuing government entity or by the Fund purchasing the bond. This insurance is primarily written by four organizations: Financial Guaranty Insurance Company, Financial Security Assurance Holdings Ltd., Ambac Assurance Corporation (formerly named American Municipal Bond Assurance Corporation), and MBIA Inc. (a group of insurance companies which insure payment of principal and interest on certain bonds) but may be written by certain other large insurance companies. This insurance feature minimizes the risks to the Tax-Free Securities Fund, the Tax-Free Short Intermediate Securities Fund, the High Grade Core Fixed Income Fund and the High Grade Short Intermediate Fixed Income Fund and their shareholders associated with payment delays or defaults in these portfolio securities, but does not guarantee the market value of these portfolio securities or the value of the shares of the Tax-Free Securities Fund, the Tax-Free Short Intermediate Securities Fund, the High Grade Core Fixed Income Fund and the High Grade Short Intermediate Fixed Income Fund.
          The Tax-Free Securities Fund, Tax-Free Short Intermediate Securities Fund, the High Grade Core Fixed Income Fund and the High Grade Short Intermediate Fixed Income Fund may invest in moral obligation bonds (“Moral Obligation Bonds”) which are tax-exempt bonds issued by a municipality or a state financial intermediary and backed by the moral obligation pledge of a state government. Under a moral obligation pledge, a state government indicates its intent to appropriate funds in the future if the primary obligor, the municipality or intermediary, defaults. The state’s obligation to honor the pledge is moral rather than legal because future legislatures cannot be legally obligated to appropriate the funds required.
          Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. Assessment bonds, issued by a specially created district or project area which levies a tax (generally on its taxable property) to pay for an improvement or project, may be considered a variant of either category. There are, of course, other variations in the types of municipal bonds, both within a particular classification and between classifications, depending on numerous factors.
          Municipal Notes
          The Tax-Free Funds, the High Grade Core Fixed Income Fund and the High Grade Short Intermediate Fixed Income Fund may invest in municipal notes. Municipal notes include, but are not limited to, tax anticipation notes (“TANs”), bond anticipation notes (“BANs”), revenue anticipation notes (“RANs”) and construction loan notes. Municipal notes generally have maturities at the time of issuance of three years or less. Subject to their respective investment objective and policies, the Tax-Free Securities Fund, the Tax-Free Short Intermediate Securities Fund, the High Grade Core Fixed Income Fund and the High Grade Short Intermediate Fixed Income Fund may invest in municipal notes that are rated at the date of purchase in one of the two highest rating categories assigned by an NRSRO, or not rated but are considered by the Asset Management Group to be of comparable quality. Municipal notes generally are issued in anticipation of the receipt of tax funds, of the proceeds of bond placements or of other revenues. The ability of an issuer to make payments is, therefore, dependent on such tax receipts, proceeds from bond sales or other revenues, as the case may be.
          The Tax-Free Securities Fund, the Tax-Free Short Intermediate Securities Fund, the High Grade Core Fixed Income Fund and the High Grade Short Intermediate Fixed Income Fund also may invest in certain “private activity” bonds or notes. Such Funds may not be an appropriate investment for entities which are “substantial users,” or certain “related persons” of substantial users, of facilities financed by private activity bonds. “Substantial users” are defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5% of the usable area of such facilities or for whom such facilities, or a part thereof, were specifically constructed, reconstructed or acquired. “Related persons” include certain related natural persons, affiliated corporations, partnerships and their partners and S corporations and their shareholders.
          TANs
          Uncertainty in a municipal issuer’s capacity to raise taxes as a result of such events as a decline in its tax base or a rise in delinquencies could adversely affect the issuer’s ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.
          BANs
          The ability of a municipal issuer to meet its obligations on its BANs primarily depends on the issuer’s adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.
          RANs
          A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer’s ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.
          Municipal Commercial Paper
          Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. Subject to its respective investment objective and policies, the Tax-Free Securities Fund, the Tax-Free Short Intermediate Securities Fund, the High Grade Core Fixed Income Fund and the High Grade Short Intermediate Fixed Income Fund may invest in municipal commercial paper that is rated at the date of purchase in one of the two highest rating categories by an NRSRO or not rated but is considered by the Asset Management Group to be of comparable quality.
          General Considerations
          The values of outstanding municipal securities vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (i.e., credit risk). Such values also change in response to changes in the interest rates payable on new issues of municipal securities (i.e., market risk). Should such interest rates rise, the values of outstanding securities, including those held in the Funds’ portfolios, will generally decline and (if purchased at par value) they would sell at a discount. If interest rates fall, the values of outstanding securities will generally increase and (if purchased at par value) they would sell at a premium. Changes in the value of municipal securities held in the Funds’ portfolios arising from these or other factors will cause changes in the net asset value per share of the Funds.
          Securities of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Reform Act of 1978. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially affected.
          The taxable securities market is a broader and more liquid market with a greater number of investors, issuers and market makers than the market for municipal securities. The more limited marketability of municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.
Special Concerns for the Tax-Free Funds
          The Tax-Free Securities Fund and Tax-Free Short Intermediate Securities Fund are non-diversified, which means that their assets may be invested among fewer issuers and therefore the value of their assets may be subject to greater impact by events affecting one of their investments. Since the Tax-Free Securities Fund and the Tax-Free Short Intermediate Securities Fund invest significantly in obligations of issuers located in Hawaii, the marketability and market value of these obligations may be affected by the Hawaii economy, state debt obligations, and certain Hawaiian constitutional provisions, legislative measures, executive orders, administrative regulations, and vote initiatives. With respect to such matters:
          1. The Hawaii economy experienced a decline in 2009, as a result of weak overall economic conditions. These impacts were evidenced by lower visitor spending, rising unemployment, and lower home values.
          2. Total visitor arrivals by air were down 10.6% in 2008, and expenditures were down 11.4% in 2008. Visitor arrivals are expected to be flat to slightly lower in 2009, while expenditures are expected to decrease in 2009. Hotel occupancy was 65.5% in the 2nd quarter of 2009 vs. 71.3% in the 3rd quarter of 2008.
          3. Hawaii’s unemployment rose to 7.2 percent in September of 2009 on a seasonally-adjusted basis, up from about 2.8 percent two years ago. Unemployment is not expected to improve in the near term and could continue higher as the state and municipal entities continue to struggle to balance their budgets.
          4. Hawaii’s home values dropped approximately 4.5% in the 3rd quarter of 2009 vs. the 3rd quarter of 2008.

Warrants and Convertible Securities
          Each of the New Asia Growth Fund, International Stock Fund, Small Cap Fund, Mid-Cap Fund, Growth Stock Fund, Growth and Income Fund and Value Fund may invest in warrants. A warrant gives the holder thereof the right to subscribe by a specified date to a stated number of shares of stock of the issuer at a fixed price. Warrants tend to be more volatile than the underlying stock, and if at a warrant’s expiration date the stock is trading at a price below the price set in the warrant, the warrant will expire worthless. Conversely, if at the expiration date the stock is trading at a price higher than the price set in the warrant, a Fund can acquire the stock at a price below its market value. No Fund may invest more than 10% of its net assets in warrants. The prices of warrants do not necessarily correlate with the prices of the underlying securities. A Fund may purchase warrants only on securities in which such Fund may invest directly.
          Each of the New Asia Growth Fund, International Stock Fund, Small Cap Fund, Mid-Cap Fund, Growth Stock Fund, Growth and Income Fund and Value Fund may invest in convertible securities that provide current income and are issued by companies with the characteristics described below. The Funds may purchase convertible securities that are fixed income debt securities or preferred stock, and which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or other issuers. Convertible securities, while usually subordinated to nonconvertible debt securities of the same issuer, are senior to common stock in an issuer’s capital structure. Convertible securities may offer more flexibility by providing the investor with a steady income stream (generally yielding a lower amount than nonconvertible securities of the same issuer and a higher amount than common stock) as well as the opportunity to take advantage of increases in the price of the issuer’s common stock through the conversion feature. Convertible security prices tend to be influenced by changes in the market value of the common stock as well as changes in interest rates. Convertible securities in which the Funds may invest are subject to the rating criteria and limitations discussed above under “Debt Securities,” except when they are purchased primarily for their equity characteristics.
Guaranteed Investment Contracts — Funding Agreements
          Each of the Funds (other than the U.S. Government Short Fixed Income Fund) may invest up to 5% of its net assets in Funding Agreements similar to Guaranteed Investment Contracts (“FAs”) issued by highly rated U.S. insurance companies. Pursuant to such contracts, the Funds make cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to the respective Fund on a monthly basis guaranteed interest which is based on an index. The FAs provide that this guaranteed interest will not be less than a certain minimum rate. Generally, FAs allow a purchaser to buy an annuity with the monies accumulated under the contract; however, the Funds will not purchase any such annuities. The insurance company may assess periodic charges against an FA for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. An FA is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for an FA becomes part of the general assets of the issuer, and the contract is paid from the general assets of the issuer.
          The Funds will purchase FAs only from issuers which, at the time of purchase, are rated “A” or higher by A.M. Best Company, have assets of $1 billion or more, and meet quality and credit standards established by the Asset Management Group or a Fund’s Sub-Adviser. Generally, FAs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market for FAs does not currently exist. Also, a Fund may not receive the principal amount of an FA from the insurance company on seven days’ notice or less. Therefore, FAs are considered to be illiquid investments and are subject to the Funds’ 15% limitation on investment in illiquid securities.

Preferred Stock
          Each of the Funds (other than the U.S. Government Short Fixed Income Fund) may invest in preferred stock, which is a class of capital stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Dividends on some preferred stock may be “cumulative,” requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer’s common stock or non-cumulative, participating, or auction rate securities. If interest rates rise, the fixed dividend on preferred stock may be less attractive, causing the price of preferred stock to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Preferred stock does not ordinarily carry voting rights. The rights of preferred stock on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities.
Options, Futures and Other Hedging Strategies
          General
          The Funds (other than the U.S. Government Short Fixed Income Fund) may use a variety of derivative financial instruments to hedge their investments and to enhance their income or manage their cash flow (“Hedging Instruments”). In addition to the Hedging Instruments described below, the Asset Management Group and the Funds’ Sub-Advisers may discover additional opportunities in connection with options, future contracts, foreign currency forward contracts and other hedging techniques. These new opportunities may become available as the Asset Management Group and the Funds’ Sub-Advisers develop new techniques, as regulatory authorities broaden the range of permitted transactions and as new options, futures contracts, foreign currency forward contracts or other techniques are developed. The Asset Management Group and the Funds’ Sub-Advisers may utilize these opportunities to the extent that they are consistent with a Fund’s investment objectives and permitted by the Fund’s investment limitations and applicable regulatory authorities. The applicable Prospectus and this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.
          To the extent a Fund uses futures and/or options on futures, it will do so in accordance with Rule 4.5 adopted by the Commodity Futures Trading Commission pursuant to the Commodity Exchange Act (“CEA”). The Trust, on behalf of each Fund (other than the U.S. Government Short Fixed Income Fund), has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and, therefore, the Trust is not subject to registration or regulation as a commodity pool operator under the CEA.
          Options on Equity and Debt Securities
          A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security or currency underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security or currency against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security or currency at a specified price during the option term. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security or currency at the exercise price.

          Options on Securities Indexes
          A securities index assigns relative values to the securities included in the index and fluctuates with changes in the market values of those securities. A securities index option operates in the same way as a stock option, except that exercise of a securities index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of a securities index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the securities index.
          Foreign Currency Options
          A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. New Asia Growth Fund and International Stock Fund may use foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of a call option on the same currency with the same expiration date but with different exercise (or “strike”) prices. Generally the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Funds to reduce foreign currency risk using such options.
          Interest Rate Futures Contracts
          An interest rate futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of debt securities, in most cases, the contracts are closed out before the settlement date without the making or taking of delivery.
          Stock Index Futures Contracts
          A stock index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks comprising the index is made. Generally, contracts are closed out prior to the expiration date of the contract.
          Options on Future Contracts
          Put and call options on futures contracts give the purchaser the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, respectively, upon exercise of the option, at any time during the option period.
          Forward Contracts on Foreign Currencies
          A forward contract on a foreign currency is an obligation to purchase or sell a specific currency at a future date, which may be any number of days agreed upon by the parties from the date of the contract at a price set on the date of the contract.

          Hedging Strategies
          Hedging strategies can be broadly categorized as short hedges and long hedges. A short hedge is a purchase or sale of a Hedging Instrument intended partially or fully to offset potential declines in the value of one or more investments held by a Fund. Thus, in a short hedge a Fund takes a position in a Hedging Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. For example, a Fund might purchase a put option on a security to hedge against a potential decline in the value of that security. If the price of the security declines below the exercise price of the put, the Fund could exercise the put and thus limit its loss below the exercise price to the premium paid plus transaction costs. In the alternative, because the value of the put option can be expected to increase as the value of the underlying security declines, a Fund might be able to close out the put option and realize a gain to offset the decline in the value of the security.
          Conversely, a long hedge is a purchase or sale of a Hedging Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a Fund intends to acquire. Thus, in a long hedge a Fund takes a position in a Hedging Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. For example, the Fund might purchase a call option on a security it intends to purchase in order to hedge against an increase in the cost of the security. If the price of the security increased above the exercise price of the call, the Fund could exercise the call and thus limit its acquisition cost to the exercise price plus the premium paid and transaction costs. Alternatively, a Fund might be able to offset the price increase by closing out an appreciated call option and realizing a gain.
          Hedging Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Hedging Instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which a Fund has invested or expects to invest. Hedging Instruments on debt securities may be used to hedge either individual securities or broad fixed income market sectors.
          The use of Hedging Instruments is subject to applicable regulations of the Commission, the several options and futures exchanges upon which they are traded and the Commodity Futures Trading Commission (“CFTC”). (See “Limitations on the Use of Futures.”) In addition, a Fund’s ability to use Hedging Instruments will be limited by tax considerations. See “Federal and Hawaiian Tax Information.”
          Options
          Each of the Funds (other than the New Asia Growth Fund, International Stock Fund, and U.S. Government Short Fixed Income Fund) may purchase put and call options and write covered put and call options on securities in which such Fund may invest, provided the value of the securities underlying such options do not exceed 5% of the Fund’s net assets in the aggregate and (1) are traded on registered domestic securities exchanges or (2) result from separate privately negotiated transactions in the OTC market with primary U.S. government securities dealers recognized by the Board of Governors of the Federal Reserve System. These options may be employed to hedge a Fund’s portfolio against market risk or to enhance income (e.g., to attempt to realize through the receipt of premiums a greater current return than would be realized on the underlying securities alone).
          New Asia Growth Fund and International Stock Fund may each purchase put and call options and write covered put and call options on securities, securities indexes and on currencies that are traded on U.S. or foreign securities exchanges or in the OTC market. Options which these Funds may purchase and/or write in the OTC market include privately negotiated transactions with primary U.S. Government securities dealers to hedge the Fund’s portfolio. Each such Fund may purchase put options in an effort to protect the value of securities (or currencies) that it owns against a decline in market value and purchase call options in an effort to protect against an increase in the price of securities (or currencies) it intends to purchase. Each such Fund may also purchase put and call options to offset previously written put and call options of the same series. The aggregate value of the exercise price or strike price of call options written by each such Fund may not exceed 25% of the Fund’s net asset value.
          The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing covered put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchasers of such options. However, if the market price of the security underlying a covered put option declines to less than the exercise price of the option, minus the premium received, a Fund would expect to suffer a loss. Writing covered call options serves as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security at less than its market value.
          Options may be used to enhance income since the receipt of premiums by a Fund’s options positions may enable the Fund to realize a greater return than would be realized on the underlying securities alone. In return for the premium received for a call option, a Fund forgoes the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. In return for the premium received for a put option, a Fund assumes the risk that the price of the underlying security will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss. A Fund may purchase put options in an effort to protect the value of a security it owns against a possible decline in market value.
          The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options normally have expiration dates of up to nine months. Options that expire unexercised have no value.
          A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call option that it had written by purchasing an identical call option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction.
          Currently, many options on equity securities are exchange-traded. Exchange markets for options on debt securities and foreign currencies exist but are relatively new, and these instruments are primarily traded on the OTC market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its contra party (usually a securities dealer or a bank, as required by the Fund’s policies) with no clearing organization guarantee. Thus, when a Fund purchases or writes an OTC option, it relies on the party from whom it purchased the option or to whom it has written the option (the contra party) to make or take delivery of the underlying investment upon exercise of the option. Failure by the contra party to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefits of the transaction.
          Generally, foreign currency options (allowable in the New Asia Growth Fund and International Stock Fund only) and OTC debt options used by a Fund may be European-style options or American-style options. A European-style option is only exercisable immediately prior to its expiration. American-style options are exercisable at any time prior to the expiration date of the option.
          A Fund’s ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party, or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Fund, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, a Fund might be unable to close out an OTC option position at any time prior to its expiration.
          If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.
          The staff of the Commission has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are generally illiquid securities. However, the staff has also opined that, to the extent a mutual fund sells an OTC option to a primary dealer that it considers creditworthy and contracts with such primary dealer to establish a formula price at which the fund would have the absolute right to repurchase the option, the fund would only be required to treat as illiquid the portion of the assets used to cover such option equal to the formula price minus the amount by which the option is “in-the-money.” In accordance with this view, the Funds will treat such options and, except to the extent permitted through the procedure described in the preceding sentence, assets as subject to such Fund’s limitation on investments in securities that are not readily marketable.
          Futures Contracts and Related Options
          Each of the Funds (other than the U.S. Government Short Fixed Income Fund) may enter into contracts for the future delivery of specific securities, classes of securities and financial indices, may purchase or sell exchange-listed or OTC options on any such futures contracts and may engage in related closing transactions. In addition, New Asia Growth Fund and International Stock Fund may engage in currency futures contracts and related options. A financial futures contract is an agreement to purchase or sell an agreed amount of securities or currency at a set price for delivery in the future. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The acquisition of put and call options on futures contracts will, respectively, give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.
          Each Fund may engage in futures contracts and related options in an effort to hedge against market (or, with respect to New Asia Fund and International Stock Fund, currency) risks. For example, with respect to market risk, when interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases. With respect to currency risk, by entering into currency futures and options thereon on U.S. and foreign exchanges, each of New Asia Growth Fund and International Stock Fund can seek to establish the rate at which it will be entitled to exchange U.S. dollars for another currency at a future time. By selling currency futures, a Fund can seek to establish the number of dollars it will receive at delivery for a certain amount of a foreign currency. In this way, whenever New Asia Growth Fund or International Stock Fund anticipates a decline in the value of a foreign currency against the U.S. dollar, the Fund can attempt to “lock in” the U.S. dollar value of some or all of the securities held in its portfolio that are denominated in that currency. By purchasing currency futures, a Fund can establish the number of dollars it will be required to pay for a specified amount of a foreign currency in a future month. Thus if a Fund intends to buy securities in the future and expects the U.S. dollar to decline against the relevant foreign currency during the period before the purchase is effected, the Fund can attempt to “lock in” the price in U.S. dollars of the securities it intends to acquire.
          Futures may also be used to manage cash flows into and out of the Funds. For example, the Adviser or the Fund’s Sub-Adviser may wish to be fully invested in a particular asset class. Through the use of futures, it can achieve this objective immediately while temporarily deferring industry and security selection, in the interest of timeliness.
          Futures strategies also can be used to manage the average duration of a Fund. If the Adviser or Sub-Adviser wishes to shorten the average duration of a Fund, the Fund may sell a futures contract or a call option thereon, or purchase a put option on that futures contract. If the Adviser or Sub-Adviser wishes to lengthen the average duration of a Fund, the Fund may buy a futures contract or a call option thereon.
          No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, initial margin consisting of cash, U.S. Government securities or other liquid, high-grade debt securities, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. It is also possible that initial margin requirements could be increased generally in the future by regulatory action.
          Subsequent variation margin payments are made to and from the futures broker daily as the value of the futures position varies, a process known as marking to market. Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund’s obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.
          Holders and writers of futures positions and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The Funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time. Secondary markets for options on futures are currently in the development stage, and a Fund will not trade options on futures on any exchange or board of trade unless, in the Adviser’s or the Fund’s Sub-Adviser’s opinion, the markets for such options have developed sufficiently that the liquidity risks for such options are not greater than the corresponding risks for futures.
          Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or related option can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

          If a Fund were unable to liquidate a futures or related options position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.
          Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related options positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, program trading and other investment strategies might result in temporary price distortions.
          Limitations on the Use of Futures
          Each Fund may purchase and sell futures contracts and options thereon, which will be limited in accordance with the Fund’s investment policies and restrictions and to the extent necessary to maintain a Fund’s qualification as a regulated investment company.
          Futures transactions involve brokerage costs and require a Fund to segregate assets to cover its obligations under futures, or to cover its obligations by owning the assets underlying open futures contracts. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices move in an unanticipated manner. Such losses are potentially significant and unanticipated changes may result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out future positions. Where a liquid secondary market does not exist, a Fund is unlikely to be able to control losses by closing out futures positions. Gains and losses on investments in options and futures depend on the Adviser’s or Sub-Adviser’s ability to predict correctly the direction of stock prices, interest rates and other economic factors. Certain futures exchanges or boards of trade have established daily limits on the amount that the price of futures contracts or related options may vary, either up or down, from the previous day’s settlement price. These daily limits may restrict a Fund’s ability to purchase or sell certain futures contracts or related options on any particular day. For additional discussion of certain risks associated with the use of futures contracts and options thereon, see “Additional Information on Fund Investments and Risks-Special Risks of Hedging Strategies.”
Foreign Currency Transactions
          Foreign Currency Hedging Strategies-Special Considerations
          The New Asia Growth Fund and International Stock Fund may use options and futures on foreign currencies, and foreign currency forward contracts as described below, to hedge against movements in the values of the foreign currencies in which the Fund’s securities are denominated. Such currency hedges can protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

          A Fund might seek to hedge against changes in the value of a particular currency when no Hedging Instruments on that currency are available or such Hedging Instruments are more expensive than certain other Hedging Instruments. In such cases, the Fund may hedge against price movements in that currency by entering into transactions using Hedging Instruments on other currencies, the values of which the Fund’s Sub-Adviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Hedging Instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.
          The value of Hedging Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Hedging Instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.
          There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Hedging Instruments until they reopen.
          Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.
          Foreign Currency Forward Contracts
          The New Asia Growth Fund and International Stock Fund may enter into foreign currency forward contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. Each such Fund also may use foreign currency forward contracts for cross-hedging. Under this strategy, a Fund would increase its exposure to foreign currencies that the Sub-Adviser believes might rise in value relative to the U.S. dollar, or shift its exposure to foreign currency fluctuations from one country to another. For example, if a Fund owned securities denominated in a foreign currency and the Sub-Adviser believed that currency would decline relative to another currency, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency.
          The cost to a Fund of engaging in foreign currency forward contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because foreign currency forward contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Fund enters into a foreign currency forward contract, it relies on the other party to the transaction to make or take delivery of the underlying currency at the maturity of the contract. Failure by the other party to do so would result in the loss of any expected benefit of the transaction.
          As is the case with futures contracts, holders and writers of foreign currency forward contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Secondary markets generally do not exist for foreign currency forward contracts, with the result that closing transactions generally can be made for foreign currency forward contracts only by negotiating directly with the other party. Thus, there can be no assurance that a Fund will in fact be able to close out a foreign currency forward contract at a favorable price prior to maturity. In addition, in the event of insolvency of the other party, a Fund might be unable to close out a foreign currency forward contract at any time prior to maturity. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or securities in a segregated account.
          The precise matching of foreign currency forward contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency forward contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.
          Limitations on the Use of Foreign Currency Forward Contracts
          The New Asia Growth Fund and International Stock Fund may enter into foreign currency forward contracts or maintain a net exposure to such contracts only if (1) completion of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency or (2) the Fund maintains cash, U.S. Government securities or liquid debt or equity securities in a segregated account in an amount not less than the value of its total assets committed to the consummation of the contract and not covered as provided in (1) above, as marked to market daily. Under normal circumstances, consideration of currency fluctuations will be incorporated into the longer-term investment decisions made with regard to all other diversification strategies. However, the Fund’s Sub-Advisers believe that it is important to have the flexibility to enter into such forward contracts when it is determined that the best interests of the Fund will be served.
Cover for Hedging Strategies
          Transactions using Hedging Instruments, other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless, to the extent required by law, it (1) owns an offsetting covered position in securities or other options or futures contracts or (2) segregates liquid assets with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with Commission guidelines regarding cover for hedging transactions.
          Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Hedging Instrument is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to cover or to segregated accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.
Special Risks of Hedging Strategies
          The use of Hedging Instruments involves special considerations and risks, including those described below.
          Successful use of most Hedging Instruments depends upon the Adviser’s or Sub-Adviser’s ability to predict movements of the overall securities and interest rate markets, which requires different skills than predicting changes in the price of individual securities. There can be no assurance that any particular hedging strategy adopted will succeed.

          There might be imperfect correlation, or even no correlation, between price movements of a Hedging Instrument and price movements of the investments being hedged. For example, if the value of a Hedging Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Hedging Instruments are traded. The effectiveness of hedges using Hedging Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.
          Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because the Adviser or Sub-Adviser projected a decline in the price of a security held by the Fund, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Hedging Instrument. Moreover, if the price of the Hedging Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.
          As described above, a Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Hedging Instruments involving obligations to third parties (i.e., Hedging Instruments other than purchased options). If a Fund were unable to close out its positions in such Hedging Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair a Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. A Fund’s ability to close out a position in a Hedging Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a contra party to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.
Asset Backed Securities
          Each of the Funds (other than the U.S. Government Short Fixed Income Fund) may invest in Asset Backed Securities. Asset Backed Securities arise through the grouping by governmental, government-related, and private organizations of loans, receivables, and other assets originated by various lenders. Asset Backed Securities acquired by a Fund may consist of both mortgage and non-mortgage backed securities. Interests in pools of these assets differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Instead, Asset Backed Securities provide periodic payments which generally consist of both interest and principal payments.
          The life of an Asset Backed Security varies with the prepayment experience with respect to the underlying debt instruments. The rate of such prepayments, and hence the life of an Asset Backed Security, will be primarily a function of current market interest rates, although other economic and demographic factors may be involved. For example, falling interest rates generally result in an increase in the rate of prepayments of mortgage loans, while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security’s average maturity and limit the potential appreciation in the security’s value relative to a conventional debt security. Consequently, Asset Backed Securities are not as effective in locking in high, long-term yields. Conversely, in periods of sharply rising rates, prepayments generally slow, increasing the security’s average life and its potential for price depreciation.

Mortgage Backed Securities
          Mortgage Backed Securities represent an ownership interest in a pool of residential mortgage loans, the interest in which is in most cases issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself.
          Mortgage Backed Securities include GNMA Certificates, FNMA Certificates and FHLMC Participation Certificates. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. The principal and interest of FNMA Certificates are guaranteed only by FNMA itself, not by the full faith and credit of the U.S. Government. An FHLMC Participation Certificate is guaranteed by FHLMC as to timely payment of principal and interest. However, like a FNMA security, it is not guaranteed by the full faith and credit of the U.S. Government. Mortgage Backed Securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government. Such securities will be purchased for a Fund (other than the U.S. Government Short Fixed Income Fund, which will not purchase such securities) only when the Adviser or the Fund’s Sub-Adviser determines that they are readily marketable at the time of purchase.
          The average life of Mortgage Backed Securities varies with the maturities of the underlying mortgage instruments, which have maximum maturities of 40 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of mortgage prepayments, mortgage refinancings, and foreclosures. The rate of mortgage prepayments, and hence the average life of the certificates, will be a function of the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. Such prepayments are passed through to the registered holder with the regular payments of principal and interest and have the effect of reducing future payments. As a result of the pass-through of prepayments of principal on the underlying securities, Mortgage Backed Securities are often subject to more rapid prepayments of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the realized yield or the average life of a particular issue of pass-through certificates. As a result of these principal payment features, Mortgage Backed Securities are generally more volatile than other U.S. Government securities.
          The estimated average life of Mortgage-Backed Securities will be determined by the Adviser or the Fund’s Sub-Adviser and used for the purpose of determining the average weighted maturity of the Fund’s portfolio. Various independent mortgage backed securities dealers publish average remaining life data using proprietary models and, in making such determinations for the Funds, the Adviser or the Fund’s Sub-Adviser might deem such data unreasonable if such data appears to present a significantly different average remaining expected life for a security when compared to data relating to the average remaining life of comparable securities as provided by other independent mortgage backed securities dealers.
Real Estate Mortgage Investment Conduits
          Each of the Funds (other than the U.S. Government Short Fixed Income Fund) may invest in real estate mortgage investment conduits (“REMICs”). REMICs are pass-through vehicles created to issue multiclass mortgage backed securities. REMICs may be organized as corporations, partnerships, or trusts and those meeting certain qualifications are not subject to double taxation. Interests in REMICs may be senior or junior, regular (debt instruments) or residual (equity interests).
Non-Mortgage Asset-Backed Securities
          The Funds (other than the U.S. Government Short Fixed Income Fund) also may invest in non-mortgage asset-backed securities including interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. These securities also may be debt instruments, which also are known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt instruments.
          Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities. However, the payment of principal and interest on any such obligation may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) that is not affiliated with the issuer of the obligation. Non-mortgage asset-backed securities will be purchased by the Funds only when such securities are readily marketable and rated at the time of purchase in one of the two highest rating categories assigned by an NRSRO or, if unrated, are considered by the Adviser or the Fund’s Sub-Adviser to be of comparable quality.
          The purchase of non-mortgage asset-backed securities involves considerations peculiar to the financing of the instruments underlying such securities. For example, most organizations that issue Asset Backed Securities relating to motor vehicle installment purchase obligations perfect their interest in the underlying obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody of them. In these circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to do so, there is a risk that the other party could acquire an interest in the obligations superior to that of the holders of the Asset Backed Securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect the security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the Asset Backed Securities, usually is not amended to reflect the assignment of the seller’s security interest for the benefit of the holders of the Asset Backed Securities. Therefore, recoveries on repossessed collateral might not, in some cases, be available to support payments on those securities. In addition, various state and Federal laws give the motor vehicle owner the right to assert against the holder of the owner’s obligation certain defenses the owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related Asset Backed Securities.
          Similarly, in the case of Asset-Backed Securities relating to credit card receivables, credit card holders are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit cards, thereby reducing the amounts paid on such receivables. In addition, unlike most other Asset Backed Securities, credit card receivables are unsecured obligations of the cardholders.
Illiquid Securities
          Each of the Funds (other than the U.S. Government Short Fixed Income Fund) may invest in illiquid securities. The Funds will not knowingly invest more than 15% of the value of their respective net assets in securities that are illiquid. Repurchase agreements with a duration of seven days or more, time deposits that do not provide for payment to a Fund within seven days after notice, Funding Agreements and most commercial paper issued in reliance upon the exemption in Section 4(2) of the Securities Act of 1933 (the “1933 Act”) (other than variable amount master demand notes with maturities of nine months or less) are subject to this 15% limit.
          If otherwise consistent with its investment objective and policies, any of the Funds, other than the U.S. Government Short Fixed Income Fund, may purchase securities which are not registered under the 1933 Act but which can be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Asset Management Group or the Fund’s Sub-Adviser, acting under guidelines and procedures that are developed, established and monitored by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.
          The staff of the Commission has taken the position that OTC options that are purchased and the assets used as cover for written OTC options should generally be treated as illiquid securities. However, if a dealer recognized by the Federal Reserve Bank as a primary dealer in U.S. Government securities is the other party to an option contract written by a Fund and the Fund has the absolute right to repurchase the option from the dealer at a formula price established in a contract with the dealer, the Commission staff has agreed that the Fund needs to treat as illiquid only that amount of the cover assets equal to the formula price less the amount by which the market value of the security subject to the option exceeds the exercise price of the option (the amounts by which the option is in-the-money). Although the Asset Management Group and the Sub-Advisers do not believe that OTC options are generally illiquid, pending resolution of this issue, each Fund will conduct its operations in conformity with the views of the Commission staff.
Borrowings
          Each Fund (except New Asia Growth Fund and International Stock Fund) may borrow from banks up to 20% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 20% of the current value of its net assets (but investments may not be purchased while such outstanding borrowings in excess of 5% of its net assets exists). If the Fund’s asset coverage for borrowings falls below 300%, the Fund will take prompt action to reduce its borrowings. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell portfolio securities to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.
          The New Asia Growth Fund and International Stock Fund may borrow an amount equal to no more than 33 1/3% of the value of its total assets (calculated at the time of the borrowing) from banks for temporary, extraordinary or emergency purposes, for the clearance of transactions, to hedge against currency movements or for investment purposes. Each such Fund may pledge up to 33 1/3% of its total assets to secure these borrowings. If a Fund’s asset coverage for borrowings falls below 300%, the Fund will take prompt action to reduce its borrowings. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell portfolio securities to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.
          Borrowing for investment purposes is generally known as “leveraging.” Leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed for leveraging will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. In addition, a Fund may be required to maintain minimum average balances in connection with such borrowing or pay a commitment fee to maintain a line of credit, which would increase the cost of borrowing over the stated interest rate.
          Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements which are considered to be borrowings under the 1940 Act. At the time a Fund enters into a reverse repurchase agreement (an agreement under which the Fund sells portfolio securities and agrees to repurchase them at an agreed-upon date and price), it will place in a segregated custodial account cash or liquid assets having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account so that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price of the securities it is obligated to repurchase. The Funds would pay interest on amounts obtained pursuant to a reverse repurchase agreement.

Loans of Portfolio Securities
          Each of the Funds may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) if liquid assets equal to the current market value of the securities loaned (including accrued interest thereon) plus the interest payable to the Fund with respect to the loan is maintained with the Fund. In determining whether to lend a security to a particular broker, dealer or financial institution, the Adviser or the Fund’s Sub-Adviser will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer or financial institution. Any loans of portfolio securities will be fully collateralized based on values that are marked to market daily by the Adviser or the Fund’s Sub-Adviser. No Fund will enter into any portfolio security lending arrangement having a duration of longer than one year. Any securities that a Fund may receive as collateral will not become part of such Fund’s portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of the collateral securities; however, the Fund may retain any securities in which such Fund may invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed-upon fee from a borrower that had delivered cash-equivalent collateral. No Fund will lend securities having a value that exceeds 30% (33 1/3% with respect to New Asia Growth Fund and International Stock Fund) of the current value of its total assets. Loans of securities by a Fund will be subject to termination at the Fund’s or the borrower’s option. The Funds may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the Asset Management Group, Citi, or the Sub-Advisers.
Repurchase Agreements
          Each of the Funds may enter into repurchase agreements wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed-upon time and price. The period of maturity is usually quite short, often overnight or a few days, although it may extend over a number of months. A Fund may enter into repurchase agreements only with respect to obligations that could otherwise be purchased by the Fund. All repurchase agreements will be fully collateralized based on values that are marked to market daily by the Adviser or the Fund’s Sub-Adviser. If the seller defaults and the value of the underlying securities has declined, the Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund’s disposition of the security may be delayed or limited.
Other Investment Companies
          In connection with the management of its daily cash position, each Fund may also invest in securities issued by other investment companies, including (to the extent permitted by the 1940 Act) other investment companies managed by the Asset Management Group. New Asia Growth Fund and International Stock Fund may also invest in securities issued by other investment companies by purchasing the securities of certain foreign investment funds or trusts called passive foreign investment companies.
          A Fund’s investment in other investment companies may include shares of exchange traded funds (collectively, “ETFs”). ETFs are not actively managed. Rather, an ETF’s objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by ETFs at times when an actively managed trust would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the ETF was not fully invested in such securities. Because of this, an ETF’s price can be volatile, and a Fund may sustain sudden, and sometimes substantial, fluctuations in the value of its investment in such ETF. In addition, the results of an ETF will not match the performance of the specified index due to reductions in the

ETF’s performance attributable to transaction and other expenses, including fees paid by the ETF to service providers.
          Securities of other investment companies will be acquired by a Fund within the limits prescribed by the 1940 Act. Each of the Funds intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund; and (d) the Fund, together with other investment companies having the same investment adviser and companies controlled by such companies, owns not more than 10% of the total stock of any one closed-end company. These limitations on the Funds’ investments in other investment companies do not include investments in money market funds and, accordingly, each Fund may invest in shares of money market funds in excess of the above limitations as permitted by the 1940 Act.
          As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. Accordingly, in addition to bearing their proportionate share of the relevant Fund’s expenses (i.e., management fees and operating expenses), shareholders will also indirectly bear similar expenses of any other investment companies or trusts in which the Fund invests.
          Investments by the New Asia Growth Fund or International Stock Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed the making of an investment in other investment companies.
When-issued Securities and Forward Commitments
          Each of the Funds may purchase securities on a “when-issued” basis and may also purchase or sell securities on a “forward commitment” basis. These transactions, which involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit a Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. When issued and forward commitment transactions involve the risk, however, that the yield obtained in a transaction may be less favorable than the yield available in the market when the securities delivery takes place. The Funds do not intend to engage in when-issued purchases and forward commitments for speculative purposes but only in furtherance of their investment objectives. The forward commitments and when-issued purchases are not expected to exceed 25% of the value of any of the Funds’ total assets absent unusual market conditions.
          The Funds will not start earning interest or dividends on when-issued securities until they are received. The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the net asset value of a Fund starting on the date such Fund agrees to purchase the securities. Each Fund will segregate liquid assets in an amount at least equal in value to such Fund’s commitment to purchase securities on a when-issued or forward commitment basis. If the value of these assets declines, the Fund will segregate additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION
          It is the policy of the Trust, with respect to each Fund, to disclose to the general public the portfolio holdings of each Fund in regular public filings made with the Securities and Exchange Commission and as of each month-end on the Funds’ website 30 days after that month-end. Also, the Trust may disclose to the general public the top ten holdings of each of the Funds as of a month-end 15 days after that month-end. The Funds may also disclose portfolio holdings information in response to a request from a regulatory or other governmental entity. Portfolio holdings information for the Funds may also be made available more frequently and prior to its public availability (“non-standard disclosure”) to:
(i) the Funds’ service providers (including the Funds’ custodian, administrator, sub-administrator, fund accountant, financing agents, fair value pricing services and certain others necessary for the Funds’ day-to-day operations) (“Service Providers”); and
(ii) certain non-service providers (including ratings agencies, consultants and other qualified financial professionals for such purposes as analyzing and ranking the Funds or performing due diligence, asset allocation or transition management services) (“Non-Service Providers”) where a confidentiality agreement has been put in place that prohibits disclosure of the portfolio holdings information in a manner inconsistent with this policy.
          Prior to authorizing any non-standard disclosure with respect to any Fund, the President, CCO, or a Vice President of the Trust (“Authorizing Officer”) shall determine that:
(i) such disclosure is in the best interests of the Fund’s shareholders;
(ii) no conflict exists between the interests of the Fund’s shareholders and those of the Fund’s Adviser, Sub-Adviser (as applicable) or principal underwriter; and
(iii) such disclosure serves a legitimate business purpose. (Examples of instances in which the Fund may have a legitimate business purpose for disclosing information about its portfolio securities may include disclosure for due diligence purposes to an investment adviser that is in merger or acquisition talks with the Fund’s current Adviser or Sub-Adviser, disclosure to a newly hired investment adviser or sub-adviser prior to commencing its duties, and disclosure to a performance reporting bureau or to a rating agency for use in developing a rating.)
          Neither the Funds nor the Funds’ Adviser or any Sub-Adviser may receive compensation or other consideration in connection with the disclosure of information about portfolio securities.
An officer of the Fund or the Adviser’s Chief Compliance Officer must approve any material changes to this policy, and must periodically review persons or entities receiving non-standard disclosure. Any such material changes or non-standard disclosures will be reported to the Board of Trustees by the Fund’s CCO at the next board meeting following the material change or non-standard disclosure.
          The table below sets forth the names of those persons or entities to whom all the Funds (except as otherwise indicated) currently provide non-standard disclosure, including the frequency and lag time of such disclosure:

Name	Frequency	Lag Time
Broadridge Financial Solutions, Inc. (with respect to Small Cap Fund)	Daily	None
The Bank of New York Mellon	Daily	None
Bloomberg L.P.	Quarterly	30 days
Brown Brothers Harriman & Co. (with respect to Small Cap Fund)	Daily	None
Citi Fund Services	Daily	None
FactSet Research Systems Inc. (with respect to Small Cap Fund)	Daily	None
Glass, Lewis & Co.	Daily	None

Name	Frequency	Lag Time
RiskMetrics (Institutional Shareholder Services)	Monthly	None
Investment Technology Group, Inc. (with respect to Small Cap Fund)	Daily	None
KPMG LLP	As required	None
Latent Zero	As required	None
Lipper, Inc.	Monthly	30 days
Morningstar, Inc.	Monthly	30 days
Omegeo Connect	Daily	None
Bingham McCutchen LLP	As required	None
SG Constellation, LLC	Monthly	30 days
SS&C Technologies	Daily	None
Standard & Poor’s	Monthly	30 days
State Street Bank and Trust Company (with respect to Small Cap Fund)	Daily	None

MANAGEMENT
          The Trustees are responsible for the overall management of the Funds, including establishing the Funds’ policies and general supervision and review of their investment activities. Massachusetts law requires each Trustee to perform his or her duties as a Trustee, including duties as a member of any Board committee on which he or she serves, in good faith, in a manner he or she reasonably believes to be in the best interests of the Trust, and with the care that an ordinarily prudent person in a like position would use under similar circumstances. The officers, who administer the Funds’ daily operations, are appointed by the Board.

Trustees and Officers
Interested Trustees. The table below sets forth certain information about each of the Trustees of the Trust who are “interested persons” of the Trust as defined by the 1940 Act.

Number of
				Portfolios	Other
	Position(s)	Term of Office;		in Fund	Directorships
	Held	Term Served in	Principal Occupation(s)	Complex	Held by
Name, Address and Age	with Trust	Office	During Past 5 Years	Overseen	Trustee
Peter S. Ho* 130 Merchant Street 22nd Floor Honolulu, Hawaii 96813 Age: 44	Trustee	Indefinite; Since 5/04	President, Bank of Hawaii (4/08 — Present), Vice Chairman and Chief Banking Officer — Retail Banking (since 2007), Commercial Banking (since 2006) and Investment Services Group (since 2004); Executive Vice President, Bank of Hawaii — Commercial Group (2003-2004); Executive Vice President/Senior Vice President/Vice President, Bank of Hawaii — Corporate Banking (1996-2003).	12	Member of the Board of: Rehabilitation Hospital Foundation, Hawaii Chapter of the American Red Cross, Special Olympics of Hawaii, Oceanic Institute, Hawaii Pacific University, Hanahau’oli School, Frederic Duclos Barstow Foundation, Historic Hawaii Foundation, Teach for America — Hawaii, GIFT Foundation, Mclnerny Foundation, Hawaii Community Foundation, Strong Foundation, East-West Center Foundation and University of Hawaii Ahahui Koa Anuenue.

*	Mr. Ho is an “interested person” of the Trust, as defined by the 1940 Act, because of his employment with the Bank of Hawaii.
Independent Trustees. The table below sets forth certain information about the Trustees of the Trust who are not “interested persons” of the Trust as defined in the 1940 Act.

Number of
				Portfolios	Other
	Position(s)	Term of Office;		in Fund	Directorships
	Held	Term Served in	Principal Occupation(s)	Complex	Held by
Name, Address and Age	with Trust	Office	During Past 5 Years	Overseen	Trustee
Stanley W. Hong 4976 Poola Street Honolulu, Hawaii 96821 Age: 73	Trustee	Indefinite; Since 10/92	Chairman of the Board of Trustees, The King William Charles Lunalilo Trust Estate (since 2001); President of Waste Management of Hawaii, Inc. (2001-2005); Corporate Vice President of Waste Management (Houston) (2001-2006)	12	Trustee of Cash Assets Trust and Hawaiian Tax-Free Trust (registered investment companies) (since 1993); Member of the Board of: First Insurance Co. of Hawaii, Ltd., Lanihau Properties, LLC and Heald Education, LLC; Member of the Board of the following non-profit organizations:
Chaminade University of Honolulu, Nature Conservancy of Hawaii, St. Louis School, Blue Planet Foundation,, Child and Family Service, and East West Center Foundation.

				Number of
				Portfolios	Other
	Position(s)	Term of Office;		in Fund	Directorships
	Held	Term Served in	Principal Occupation(s)	Complex	Held by
Name, Address and Age	with Trust	Office	During Past 5 Years	Overseen	Trustee
Richard L. Humphreys 970 N. Kalaheo Avenue Suite C110 Kailua, Hawaii 96734 Age: 66	Trustee	Indefinite; Since 3/05	President of Hawaii Receivables Management LLC (since 2001); President of Lynk Payment Systems Hawaii LLC (since 2002).	12	Member of the Board of: The Castle Group, Inc., and other charitable and civic organizations.

Russell K. Okata 1015 Wilder Ave., #203 Honolulu, Hawaii 96822 Age: 65	Trustee and (Since 3/05) Chairman	Indefinite; Since 10/92	Retired. Formerly Executive Director, Hawaii Government Employees Association AFSCME Local 152, AFL-CIO (1981-2007); International Vice President, American Federation of State, County and Municipal Employees, AFL-CIO (1981-2007).	12	Trustee of Cash Assets Trust and Hawaiian Tax-Free Trust (since 1993); and Aquila Three Peaks High Income Fund (since September 2007) (registered investment companies), Formerly Chairman of the Royal State Group (1988-2007); Member of the Board of: Blood Bank of Hawaii, Bishop Museum, Judicial Council and other community organizations.

Douglas Philpotts 55 Dowsett Avenue Honolulu, Hawaii 96817 Age: 78	Trustee	Indefinite; Since 10/92	Retired. Formerly Director, Chairman of the Board and President of Hawaiian Trust Co., Ltd. (until 1994), a predecessor of the Asset Management Group of Bank of Hawaii.	12	Trustee of the Strong Foundation (support of programs for Hawaiian youth) (since 1974).

Oswald K. Stender 1056 Maunawili Loop Kailua, Hawaii 96734 Age: 78	Trustee	Indefinite; Since 10/92	Trustee, Office of Hawaiian Affairs (since 1999); Director, Hawaiian Electric Industries, Inc. (public utility holding company) (1993-2004).	12	Director of Grace Pacific Corp. (since 1995); Director of Alu Like Enterprises, LLC; Board member of various housing and real estate associations and community organizations.

Independent Trustees may, from time to time, enter into one or more routine, arms-length, transactions with the Bank of Hawaii. Types of transactions may include, but are not limited to, home equity or other lines of credit, deposit/checking accounts and retirement accounts.

Officers. The table below sets forth certain information about each of the Trust’s officers.

	Position(s)	Term of Office and
	Held	Length of Time
Name, Address and Age	with Trust	Served	Principal Occupation(s) During Past 5 Years*
Robert I. Crowell 130 Merchant Street Honolulu, Hawaii 96813 Age: 61	President	Indefinite; Since 7/06	Executive Vice President, Bank of Hawaii (since 2002).

Frederick Schmidt 1 RexCorp Plaza Uniondale, New York 11556 Age: 50	Chief Compliance Officer	Indefinite; Since 3/08	Senior Vice President and Chief Compliance Officer, CCO Services of Citi Fund Services Ohio, Inc. (2004 to present); President, FJS Associates (2002 to 2004)

Christopher E. Sabato 3435 Stelzer Road Columbus, Ohio 43219 Age: 40	Treasurer	Indefinite; Since 9/05	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (since 1993)

Jennifer A. English 3435 Stelzer Road Columbus, Ohio 43219 Age: 37	Secretary	Indefinite; Since 12/07	Senior Vice President, Regulatory Administration, Citi Fund Services Ohio, Inc. (since 2009), Vice President, Regulatory Administration, Citi Fund Services Ohio, Inc. (since 2005); Assistant Vice President and Assistant Counsel, PFPC, Inc. (since 2002).

*	Each officer may have served in various other capacities for the same organization during the length of time served.
Audit Committee
          The Board has an Audit Committee, whose function is to oversee the Trust’s accounting and financial reporting policies and practices and its internal controls, and to oversee the quality and objectivity of the Trust’s financial statements and the audit thereof. The Committee also acts as the Trust’s “qualified legal compliance committee.” The Audit Committee currently consists of each of the Independent Trustees. The Audit Committee held two meetings during the fiscal year ended July 31, 2009.
Investment Oversight Committee
          The Board has an Investment Oversight Committee, whose function is to monitor, on an ongoing basis, the investment performance of the Funds. The Investment Oversight Committee is comprised of Trustees Richard Humphreys and Douglas Philpotts. The Investment Oversight Committee held four meetings during the fiscal year ended July 31, 2009.
Governance Committee
          The Board has a Governance Committee, whose function is to evaluate the size and composition of the Board, and formulate policies and objectives concerning the desired mix of trustee skills and characteristics, identify and screen trustee candidates for appointment to the Board, and submit final recommendations to the full

Board for approval, review memoranda prepared by legal counsel relating to positions, transactions and relationships that could reasonably bear on the independence of trustees or raise concerns regarding potential conflicts of interest. While the Governance Committee is solely responsible for the selection and nomination of Trustees, the Committee may consider nominees recommended by shareholders. A nomination submission must be sent in writing to the Governance Committee, addressed to the Secretary of the Trust, and must be accompanied by all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Trustees. Nomination submissions must also be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders. Additional information must be provided regarding the recommended nominee as reasonably requested by the Governance Committee. The Governance Committee currently consists of each of the Independent Trustees. The Governance Committee held one meeting during the fiscal year ended July 31, 2009.
          Trustees of the Trust who are not officers or employees of the Trust, Citi, the Bank of Hawaii, the Asset Management Group or any of the Funds’ Sub-Advisers are entitled to receive from the Trust a quarterly retainer and a fee for each Board meeting attended. All Trustees are reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.
          The following table sets forth the aggregate compensation paid by the Trust to the Trustees who are not officers and employees of the Trust, Citi, the Bank of Hawaii, the Asset Management Group or any of the Funds’ Sub-Advisers and the aggregate compensation paid to such Trustees by all investment companies (including the Trust) advised by the Asset Management Group for the Fiscal year ended July 31, 2009:

				Total
		Pension or	Estimated	Compensation from
	Aggregate	Retirement Benefits	Benefits	Trust and Other Funds
	Compensation From	Accrued as Part of	Upon	Advised by the Asset
Name of Trustee	the Trust	Fund Expenses	Retirement	Management Group(1)
Stanley W. Hong	$40,570	None	None	$116,820
Richard L. Humphreys	$44,563	None	None	$44,563
Russell K. Okata	$44,625	None	None	$136,375
Douglas Philpotts	$43,313	None	None	$119,563
Oswald K. Stender	$40,750	None	None	$117,500

(1)	In addition to the Trust, each of the Trustees, except Mr. Ho and Mr. Humphreys, served on the boards of two other investment companies advised by the Asset Management Group, comprising four separate funds.
Trustee Ownership of Securities. The table below sets forth the extent of each Trustee’s beneficial interest in shares of the Funds as of December 31, 2008. For purposes of this table, beneficial interest includes any direct or indirect pecuniary interest in securities issued by the Trust and includes shares of any of the Funds held by members of a Trustee’s immediate family.

	Peter	Stanley	Richard	Russell	Douglas	Oswald
	S. Ho	W. Hong	L. Humphreys	K. Okata	Philpotts	K. Stender
New Asia Growth Fund	b	a	a	a	b	a
International Stock Fund	b	a	a	a	b	a
Small Cap Fund	b	a	a	a	c	a
Mid-Cap Fund	b	a	a	a	a	a

	Peter	Stanley	Richard	Russell	Douglas	Oswald
	S. Ho	W. Hong	L. Humphreys	K. Okata	Philpotts	K. Stender
Growth Stock Fund	b	a	a	b	a	a
Growth and Income Fund	b	a	a	b	a	a
Value Fund	c	a	a	a	a	a
High Grade Core Fixed Income Fund	c	a	a	a	a	a
Tax-Free Securities Fund	c	a	e	a	e	a
High Grade Short Intermediate Fixed Income Fund	a	a	a	a	a	a
Tax-Free Short Intermediate Securities Fund	c	a	a	a	a	a
U.S. Government Short Fixed Income Fund	a	a	a	a	a	a
Aggregate Dollar Range of Equity Securities in All Funds of the Trust	d	a	e	b	e	a

Note:     a = None     b = $1 — $10,000     c = $10,001 — $50,000     d = $50,001 — $100,000     e = Over $100,000
          As of November 1, 2009, Trustees and officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of each Fund, except for Mr. Philpotts, who owned, as a trustee of a revocable trust, 7.83% of the Class A Shares of the Tax-Free Securities Fund.
          Officers, trustees, directors, employees and retired employees of the Trust, the Asset Management Group and its affiliates, and Citi and its affiliates, and their spouses and children, may purchase Class A shares of the Funds with no sales charge, as the Board believes that sales to such persons do not involve the normal types of sales efforts associated with distribution of the Trust’s shares. In addition, from time to time Bank of Hawaii may enter into normal investment management, commercial banking and lending arrangements with one or more of the Trustees of the Trust and their affiliates. Currently the following qualify for waivers of Class A sales charges under the Trust’s policies:
•	Current and retired trustees, directors, employees, and family members of such employees of the Trust, AMG and its affiliates or any other organization that provides services to the Trust.

•	Investors for whom AMG or one of its affiliates acts in a fiduciary, advisory, custodial, agency or similar capacity.

•	Investors who purchase shares of a Fund through a retirement related payroll deduction plan, a 401(k) plan, a 403(b) plan, or a similar plan which by its terms permits purchases of shares.

•	Investment advisers, financial planners, and retirement plan administrators and wrap fee program sponsors who place trades for their own accounts or the accounts of their clients and who charge a management consulting or other fee for their services.

•	Clients of such investment advisers, financial planners, and retirement plan administrators and wrap fee program sponsors who place trades for their own accounts if the accounts are linked to the master account of such investment advisers, financial planners, retirement plan administrators or wrap fee program sponsors on the books and records of the broker, agent, investment adviser or financial institution.

•	Other investment companies distributed by the Distributor and investments through retail fund supermarket platforms.

•	Investors who purchase shares with the proceeds from the redemption of Class Y shares of the Trust within 60 days after the date of redemption. A copy of your account statement showing the redemption must accompany the written notice to the Funds’ Transfer Agent.
          The Funds’ Transfer Agent must be notified of the request for a sales charge waiver in writing by you or your financial intermediary at the time the purchase is made and you or your financial intermediary may be asked to provide additional information to support qualification for the sales charge waiver.
Investment Adviser
          Pursuant to an Investment Advisory Agreement (the “Advisory Agreement”), each of the Funds is advised by the Asset Management Group of Bank of Hawaii (the “Asset Management Group”), located at 130 Merchant Street, Suite 370, Honolulu, Hawaii 96813, an investment adviser registered with the Commission. Subject to the supervision of the Board (and, in the case of the New Asia Growth Fund, International Stock Fund, Small Cap Fund, Mid-Cap Fund, Growth Stock Fund, Growth and Income Fund, and Value Fund, the delegation of certain of its duties to Sub-Advisers), the Asset Management Group provides a continuous investment program for the Funds, including investment research and management with respect to all securities and investments and cash equivalents in the Funds. The Asset Management Group provides services under the Advisory Agreement in accordance with each of the Funds’ investment objectives, policies, and restrictions.
          For its services under the Advisory Agreement, the Asset Management Group receives compensation from each Fund based on a percentage of the Fund’s average daily net assets. The rate of advisory fees payable by each Fund to the Asset Management Group is set forth in the Prospectus. The Adviser will, from time to time, use its own resources to pay for certain sales and marketing services to the Funds, which may include, but are not limited to, promotional materials, industry newsletters, fact sheets and other services and activities in furtherance of the marketing and support of Funds’ shares.
          The following table sets forth the aggregate fees paid by each Fund pursuant to the Advisory Agreement for the fiscal years ended July 31, 2009, July 31, 2008, and July 31, 2007:
Compensation Paid to the Asset Management Group
Under the Advisory Agreement

	For Fiscal Year Ended July 31,		For Fiscal Year Ended July 31,		For Fiscal Year Ended July 31,
	2009		2008		2007
	Aggregate		Aggregate		Aggregate
	Advisory Fee		Advisory Fee		Advisory Fee
	Paid (Before	Aggregate Fee	Paid (Before	Aggregate	Paid (Before	Aggregate Fee
Fund	Waiver)	Waived	Waiver)	Fee Waived	Waiver)	Waived
New Asia Growth Fund	$237,725	$45	$486,417	$0	$394,721	$39
International Stock Fund	$407,023	$90,452	$1,104,228	$245,380	$1,007,108	$223,793
Small Cap Fund	$868,197	$260,173	$1,903,052	$439,693	$2,337,179	$542,808
Mid-Cap Fund	$213,993	$89,176	$402,479	$167,699	$390,234	$245,937
Growth Stock Fund	$488,190	$177,556	$806,598	$312,953	$1,259,215	$30,338

	For Fiscal Year Ended July 31,		For Fiscal Year Ended July 31,		For Fiscal Year Ended July 31,
	2009		2008		2007
	Aggregate		Aggregate		Aggregate
	Advisory Fee		Advisory Fee		Advisory Fee
	Paid (Before	Aggregate Fee	Paid (Before	Aggregate	Paid (Before	Aggregate Fee
Fund	Waiver)	Waived	Waiver)	Fee Waived	Waiver)	Waived
Growth and Income Fund	$434,589	$158,034	$780,715	$283,922	$1,304,216	$27,819
Value Fund	$404,484	$147,090	$741,630	$269,686	$1,316,463	$27,061
High Grade Core Fixed Income Fund	$1,413,407	$353,358	$1,796,679	$449,173	$1,897,886	$474,492
Tax-Free Securities Fund	$1,451,672	$362,931	$1,666,193	$416,551	$1,786,268	$446,574
High Grade Short Intermediate Fixed Income Fund	$302,282	$231,607	$323,334	$196,657	$318,376	$187,634
Tax-Free Short Intermediate Securities Fund	$268,854	$53,775	$245,878	$49,175	$300,569	$60,132
U.S. Government Short Fixed Income Fund	$287,615	$252,024	$339,360	$244,672	$368,810	$261,448
          In addition, the Trust has reimbursed the Adviser for fees paid by the Adviser to certain unaffiliated intermediaries for recordkeeping, processing and other administrative services pursuant to Reimbursement Agreements between the Trust and the Adviser in the following amounts: 2009 — $60,924.09; 2008 — $60,197.44; 2007 — $48,148.23.
          The Advisory Agreement provides that the Asset Management Group will not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations and duties under the Advisory Agreement.
          The Advisory Agreement will continue in effect with respect to each Fund provided the continuance is approved annually (i) by the holders of a majority of the Fund’s outstanding voting securities or by the Board and (ii) by a majority of the Trustees of the Trust who are not “interested persons” of the Trust (as defined in the 1940 Act). The Advisory Agreement may be terminated with respect to any Fund on 60 days’ written notice by either party and will terminate automatically if assigned (as defined in the 1940 Act). As one of the largest commercial banks in Hawaii, Bank of Hawaii, of which the Asset Management Group is a division, engages in business with many individuals, businesses, labor unions, trusts, government agencies, and other entities located in the State of Hawaii. Bank of Hawaii or its affiliates may lend to, provide services to, or engage in other business or activities with a company (or individuals associated therewith) in which the Funds invest (a “portfolio company”). In such instances, Bank of Hawaii or its affiliates will conduct the lending, services or other business or activities involving a portfolio company in a manner they believe is in the best interests of Bank of Hawaii or the affiliate, which may in some cases be adverse to the interests of the Funds. For example, if Bank of Hawaii were to lend to a company in which a Fund invests, and the borrower company defaults on the loan, Bank of Hawaii might restructure or foreclose on the loan in a way that results in a substantial loss to the Fund as an investor in that portfolio company.
          In addition, as a lender or service provider to a company in which a Fund invests, Bank of Hawaii may have confidential information concerning the company or its principals that it is not permitted to use to manage a Fund or share with the persons at the Asset Management Group that are responsible for managing a Fund’s investment in the portfolio company. Although Bank of Hawaii strives to maintain an “Ethical Wall” to separate confidential information about a portfolio company from the Asset Management Group investment personnel, a situation could arise in which the Asset Management Group is prohibited from effecting transactions for a Fund in securities of that company because it inadvertently came into possession of non-public information of the company. There may be circumstances in which that information is important and, if it were known to the Asset Management Group investment management personnel managing the Fund, it might affect (a) their decision as to whether or when to invest in or sell a portfolio company or (b) their judgment as to the value of the company or the price of a transaction. In such cases, the price of a security may decline significantly in value during a period in which the Asset Management Group is not allowed to use the information to sell securities of a particular company held in a Fund. Conversely, the price of such a security may rise significantly during a period in which the Asset Management Group is not allowed to buy it for a Fund.
Sub-Advisers
          First State Investments International Limited (“First State”), located at 23 St. Andrew Square, Edinburgh EH2 1BB, Scotland, serves as Sub-Adviser to the New Asia Growth Fund. First State is an indirect, wholly owned subsidiary of Commonwealth Bank of Australia, an international financial services company listed on the Australian Stock Exchange.
          Hansberger Global Investors, Inc. (“Hansberger” or “HGI”), located at 401 East Las Olas Blvd., Suite 1700, Fort Lauderdale, Florida 33301, serves as Sub-Adviser to the International Stock Fund. Hansberger is a wholly-owned subsidiary of the Hansberger Group, Inc., which is controlled by Natixis Global Asset Management, L.P.
          Nicholas-Applegate Capital Management (“NACM” or “Nicholas-Applegate”), located at 600 W. Broadway, San Diego, California 92101, serves as Sub-Adviser to a portion of the Small Cap Fund’s portfolio. NACM is an indirect, wholly owned subsidiary of Allianz SE.
          Wellington Management Company, LLP (“Wellington Management”), located at 75 State St., Boston, Massachusetts 02109, is also Sub-Adviser to a portion of the Small Cap Fund’s portfolio. Wellington Management is a Massachusetts limited liability partnership.
          Mellon Capital Management Corporation (“Mellon Capital”), with their principal office located at 50 Fremont Street, San Francisco, CA 94105 and an office at 500 Grant Street, Suite 4200, Pittsburgh, Pennsylvania 15258, also serves as Sub-Adviser to a portion of the Small Cap Fund’s portfolio. Mellon Capital is a wholly owned, indirect subsidiary of The Bank of New York Mellon Corporation, a publicly traded company.
          Chicago Equity Partners, LLC (“CEP”), located at 180 North LaSalle Street, Suite 3800, Chicago, Illinois 60601, is Sub-Adviser to the Mid-Cap Fund, Growth Stock Fund, Growth and Income Fund, and Value Fund. Prior to October 2006, Bankoh Investment Partners, LLC (“BIP”), a joint venture between Bank of Hawaii and CEP, was the sub-adviser for the Mid-Cap Fund. Affiliated Managers Group, Inc., a publicly traded corporation, owns a majority equity interest in CEP.

          Pursuant to sub-advisory agreements among the applicable Sub-Adviser, the Trust (on behalf of the applicable Fund) and the Asset Management Group, each Sub-Adviser provides a continuous investment program, including investment research and management with respect to all securities and investments and cash equivalents in the portions of the Funds it manages, subject to supervision of the Asset Management Group and the Board.
          For their services, the Funds pay the Sub-Advisers a fee computed daily and payable quarterly. The following table sets forth the aggregate fees paid to each Sub-Adviser for the fiscal years ended July 31, 2009, July 31, 2008, and July 31, 2007:

Sub-Adviser	Fund	Actual Fee Paid for Fiscal Year Ended July 31 (1)
		2009	2008	2007
First State	New Asia Growth Fund	$297,155	$608,020	$493,400
Hansberger	International Stock Fund	$495,838	$1,046,555	$970,803
Nicholas-Applegate(2)	Small Cap Fund	$309,445	$1,205,613	$2,546,992
Wellington Management	Small Cap Fund	$492,428	$731,537	$653,642
Mellon Capital(2)	Small Cap Fund	$408,815	$760,665	$94,965
CEP(3,4)	Mid-Cap Fund	$71,331	$134,160	$106,104
	Growth Stock Fund	$221,904	$391,181	$37,880
	Growth and Income Fund	$197,540	$354,870	$34,773
	Value Fund	$183,856	$337,104	$33,818
BIP(3)	Mid-Cap Fund	N/A	N/A	$23,975

(1)	For the Sub-Advisers’ services, the Funds pay the Sub-Advisers as follows: New Asia Growth Fund — 0.50% of the Fund’s average daily net assets; International Stock Fund — 0.60% of the first $75 million of the Fund’s average daily net assets and 0.35% of its average daily net assets in excess of $75 million; Small Cap Fund — for the portion of the Small Cap Fund that it manages, NACM receives 0.70% of average daily net assets, Wellington Management receives 0.70% of the first $150 million of average daily net assets and 0.65% of average daily net assets in excess of $150 million for the portion of the Small Cap Fund that it manages and, Mellon Capital receives 0.55% of the first $100 million of average daily net assets, 0.50% of the next $100 million of average daily net assets and 0.45% of average daily net assets in excess of $200 million for the portion of the Small Cap Fund that it manages; Mid-Cap Fund — 0.20% of the Fund’s average daily net assets; Growth Stock Fund — 0.25% of the Fund’s average daily net assets; Growth and Income Fund — 0.25% of the Fund’s average daily net assets; Value Fund — 0.25% of the Fund’s average daily net assets except that CEP receives 0.20% of average daily net assets in excess of $500 million in combined assets of the Growth Stock, Growth and Income and Value Funds.

(2)	Effective June 26, 2007, Mellon Capital replaced NACM as the Sub-Adviser with respect to the “small cap value” portion of the Small Cap Fund’s portfolio.

(3)	Effective October 10, 2006, CEP replaced BIP as the Sub-Adviser of the Mid-Cap Fund.

(4)	Effective June 29, 2007, CEP became Sub-Adviser to the Growth Stock Fund, Growth and Income Fund, and Value Fund.

          Each Sub-Advisory Agreement has provisions limiting the liability of the Sub-Adviser similar to those in the Advisory Agreement. The Sub-Advisory Agreements will continue in effect beyond their initial two year terms, provided their continuance is approved annually in the same manner as the Advisory Agreement. Each Sub-Advisory Agreement may be terminated at any time with respect to a Fund without penalty on no greater than 60 days’ written notice by either party, by the Board, by the Adviser or by the vote of a majority of the Fund’s outstanding voting securities. Each Sub-Advisory Agreement will terminate automatically if assigned (as defined in the 1940 Act).
          The Trust has obtained an exemptive order for relief from certain provisions of the 1940 Act that require shareholder approval of sub-advisory agreements and any material amendments to such agreements. The exemptive order, among other things, allows the Trust and the Adviser, subject to Board approval, to enter into and materially amend sub-advisory agreements with respect to the Funds without shareholder approval if the Adviser and the Board conclude that such arrangements would be in the best interest of that Fund’s shareholders. This advisory structure is referred to as a “multi-manager arrangement.” The ability of the Adviser to implement the multi-manager arrangements is subject to a number of conditions, including the following: (i) the multi-manager arrangement must be approved by the shareholders of each Fund adopting the arrangement; (ii) the Trust would be required to provide shareholders of a Fund with an information statement containing details about a sub-adviser, the sub-advisory agreement, and the sub-advisory fee within 90 days of hiring a new sub-adviser; (iii) the Board would be required to determine that any change in sub-advisers is in the best interests of the Fund and its shareholders; (iv) shareholders of a Fund must approve any change to a sub-advisory agreement if such change would result in an increase in the overall management and advisory fees payable by the Fund that have previously been approved by the shareholders of the Fund; (v) no Trustee or officer of the Fund would be permitted to own any interest in a Sub-Adviser, subject to certain exceptions; and (vi) each Fund will comply with the fund governance standards set forth in Rule 0-1(a)(7) of the 1940 Act. In June 2006, the shareholders of the Small Cap Fund approved the multi-manager arrangement for that Fund.
Portfolio Managers
Set forth below is information about those individuals who are currently primarily responsible for day-to-day investment decisions relating to the various Funds (each of whom is referred to as a “portfolio manager”). All of the portfolio managers are employees of the Adviser or indicated Sub-Adviser. The tables and text below disclose information about other accounts managed, compensation, and potential conflicts of interest. All information is as of July 31, 2009. Additional information regarding each of the portfolio managers is contained in the Prospectus under “Fund Management.”
     The Asset Management Group
The Asset Management Group is the day-to-day investment adviser for the High Grade Core Fixed Income Fund, Tax-Free Securities Fund, High Grade Short Intermediate Fixed Income Fund, Tax-Free Short Intermediate Securities Fund, and U.S. Government Short Fixed Income Fund.
     Portfolio Managers
High Grade Core Fixed Income Fund. Liang Lee is responsible for making day-to-day investment decisions for the High Grade Core Fixed Income Fund.

Other Accounts Managed — Total

	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Liang Lee	None	$0	None	$0	40	$396.4 million
Other Accounts Managed — Of Total listed above, those for which advisory fee is based on performance

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Liang Lee	None	$0	None	$0	None	$0
Ownership of Fund Shares
The table below sets forth the amount of shares beneficially owned by each portfolio manager in each Fund(s) for which he or she serves as portfolio manager as of July 31, 2009, stated as one of the following dollar ranges: None; $1-$10,000; $10,001-$50,000; $50,001-$100,000; $100,001-$500,000; $500,001-$1,000,000; or over $1,000,000.

Portfolio Manager	Dollar Range Fund
Liang Lee	$0
Tax-Free Securities Fund and Tax-Free Short Intermediate Securities Fund. Stephen Rodgers is responsible for making day-to-day investment decisions for these Funds.
Other Accounts Managed — Total

	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Stephen Rodgers	2	$1.0 billion	None	$0	14	$0.1 billion
Other Accounts Managed — Of Total listed above, those for which advisory fee is based on performance

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Stephen Rodgers	None	$0	None	$0	None	$0
Ownership of Fund Shares
The table below sets forth the amount of shares beneficially owned by each portfolio manager in each Fund(s) for which he or she serves as portfolio manager as of July 31, 9, stated as one of the following dollar ranges: None; $1-$10,000; $10,001-$50,000; $50,001-$100,000; $100,001-$500,000; $500,001-$1,000,000; or over $1,000,000.

Portfolio Manager	Dollar Range Fund
Stephen Rodgers	None
High Grade Short Intermediate Fixed Income Fund and U.S. Government Short Fixed Income Fund. Edward Haik is responsible for making day-to-day investment decisions for these Funds.

Other Accounts Managed — Total

	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Edward Haik	2	$1.05 billion	None	$0	75	$0.988 billion
Other Accounts Managed — Of Total listed above, those for which advisory fee is based on performance

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Edward Haik	None	$0	None	$0	None	$0
Ownership of Fund Shares
The table below sets forth the amount of shares beneficially owned by each portfolio manager in each Fund(s) for which he or she serves as portfolio manager as of July 31, 2009, stated as one of the following dollar ranges: None; $1-$10,000; $10,001-$50,000; $50,001-$100,000; $100,001-$500,000; $500,001-$1,000,000; or over $1,000,000.

Portfolio Manager	Dollar Range Fund
Edward Haik	None
     Conflicts of Interest
A Portfolio Manager may be subject to potential conflicts of interest because he or she is responsible for other accounts in addition to the Fund. Potential conflicts may arise out of (a) the Portfolio Manager’s execution of different investment strategies for various accounts or (b) the allocation of investment opportunities among the Portfolio Manager’s accounts with the same strategy.
Each Portfolio Manager may oversee funds and/or accounts managed under similar strategies and objectives. Potential conflicts of interest may arise as a result of the Portfolio Manager’s responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the Portfolio Manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity.
Compensation paid by the clients varies, based on the type of account and services provided, and, in some situations, it is individually negotiated. A potential conflict may arise when the Portfolio Manager is responsible for accounts that have different advisory fees — the difference in fees could create an incentive for the Portfolio Manager to favor one account over another, for example, in terms of access to investment opportunities. Generally, compensation is computed as a percentage of assets under management for the client.
Generally speaking, there are no situations where the Fund’s opportunities or the execution of its investment program (e.g., purchases and sales) may be compromised or limited by the investments of other clients. There may be occurrences where a scarcity of Hawaii-issued bonds hinders the execution of the Fund’s investment program, but this affects all accounts sharing the same investment strategy. In such situations, the Adviser is bound to allocate trades fairly among all such accounts, adhering to its policies and procedures on trade allocations, its Code of Ethics and compliance procedures.

          Compensation
The Trust’s Portfolio Managers are employed and compensated by the Bank of Hawaii and not the Trust. The Portfolio Managers’ compensation consists of a base salary, an annual discretionary bonus, participation in the Bank’s Retirement Savings Plan, and, depending on position and/or tenure, possible eligibility to participate in long term awards of options in connection with the common stock of the Bank of Hawaii’s holding company parent.
The base pay component is reviewed regularly to ensure that it reflects the performance and experience of the individual and the requirement(s) of the managed portfolio(s) and is determined within a market competitive salary range. The discretionary bonus is based on a number of factors, including Fund and pre-tax account performance measured against the Fund’s benchmark. Additional factors considered in the discretionary bonus include: growth of assets under management and corresponding revenues, support for improved efficiency and enhanced investment performance. Like all employees of the Bank, Portfolio Managers are eligible to participate in the Bank’s Retirement Savings Plan. Under the Plan, various types of contributions are made for employees by the Bank including profit sharing, value sharing, and matching contributions. One or more of the Portfolio Managers may also be eligible to participate in the 2007 stock option and incentive plan where awards may be granted to employees whose responsibilities place them in a position to make a substantial contribution to the financial success of the Bank.
This compensation structure is intended to be internally equitable and serve to reduce potential conflicts of interest between the Trust and other funds and accounts managed by the Portfolio Managers. The compensation structure of the other funds and accounts managed by the Portfolio Managers is the same as the compensation structure of the Trust.
     First State
First State is the Sub-Adviser for the New Asia Growth Fund.
     Portfolio Managers
Alistair Thompson, supported by Martin Lau and assisted by the First State Asia Pacific ex-Japan investment team, is primarily responsible for management of the Fund’s portfolio. The First State Asia Pacific ex-Japan investment team consists of 19 members based in Edinburgh, Singapore and Hong Kong, most of whom specialize in specific geographical areas. Mr. Thompson also works closely with Ho Hsui-Mei, a senior member of the team, specializing in Korea, Taiwan and technology equities.
Other Accounts Managed — Total

	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Alistair Thompson	None	$0	4	$1.5 Billion	4	$4.5 billion
Martin Lau	None	$0	5	$6.3 billion	1	$700 million
Ho Hsui-Mei	None	$0	1	$100 Million	0	0

Other Accounts Managed — Of Total listed above, those whose advisory fee is based on performance

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Alistair Thompson	None	$0	None	$0	None	$0
Martin Lau	None	$0	None	$0	None	$0
Ho Hsiu-Mei	None	$0	None	$0	None	$0
Ownership of Fund Shares
The table below sets forth the amount of shares beneficially owned by each portfolio manager in each Fund(s) for which he or she serves as portfolio manager as of July 31, 2009, stated as one of the following dollar ranges: None; $1-$10,000; $10,001-$50,000; $50,001-$100,000; $100,001-$500,000; $500,001-$1,000,000; or over $1,000,000.

Portfolio Manager	Dollar Range Fund
Alistair Thompson	None
Martin Lau	None
Ho Hsiu-Mei	None
     Conflicts of Interest
First State has adopted policies and procedures that address potential conflicts of interest that may arise between a portfolio manager’s management of the Fund and his or her management of other funds and accounts, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities. While there is no guarantee that such policies and procedures will be effective in all cases, First State believes that all issues relating to potential material conflicts of interest involving this portfolio and its other managed accounts have been addressed.
     Compensation
Compensation of the Asia Pacific/Global Emerging Markets team is comprised of three constituent parts: base salary, bonus and profit sharing. Annual salaries are regularly benchmarked to ensure that remuneration packages are competitive in their respective marketplaces.
The bonus is an annual award, paid in cash shortly after the year end, and, in the case of investment professionals, is almost entirely quantitative in nature, based on investment performance. Each individual is assessed on the performance of portfolios for which he or she has specific responsibility as well as on the collective performance of the broader team effort (through use of a composite of representative funds). Although bonuses are paid annually, the measurement periods are longer term; only 10% of the team’s investment bonus is based on one year performance, with the remainder based on results over three and five year rolling periods.
The Asia Pacific/Global Emerging Markets team and First State also have an agreement under which the team has broad management responsibility for running its own affairs. In a financial sense, this autonomy is reflected in a separate operating profit and loss account from which the team is entitled to receive a share of profits annually. The Managing Partners determine the allocation of this profit share and participation extends across the team. Annual awards are deferred for three years and, in the intervening period, are invested within the funds that First State manages.
     Hansberger
Hansberger is the Sub-Adviser for the International Stock Fund.

     Portfolio Managers
Thomas R.H. Tibbles and Lauretta (Retz) Reeves are responsible for making day-to-day investment decisions for the Fund.
Other Accounts Managed — Total

	Other Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Thomas R.H. Tibbles	7	1,261.2 million	3	1,041.2 million	36	1,827.0 million*
Lauretta Reeves	3	341.4 million	0	0	6	165.4 million

*	Certain information is as of September 30, 2009
Other Accounts Managed — Of Total listed above, those for which advisory fee is based on performance

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Thomas R.H. Tibbles	0	0	0	0	1	184.2 million
Lauretta Reeves	0	0	0	0	0	0
Ownership of Fund Shares
The table below sets forth the amount of shares beneficially owned by each portfolio manager in each Fund(s) for which he or she serves as portfolio manager as of July 31, 2009, stated as one of the following dollar ranges: None; $1-$10,000; $10,001-$50,000; $50,001-$100,000; $100,001-$500,000; $500,001-$1,000,000; or over $1,000,000.

Portfolio Manager	Dollar Range Fund
Thomas R.H. Tibbles	None
Lauretta Reeves	None
     Conflicts of Interest
The Portfolio Managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the Portfolio Managers could favour one account over another. Another potential conflict could include the Portfolio Managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby a Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. In addition, some accounts charge performance fees which could enhance conflicts of interest in the allocation of investment opportunities. However, Hansberger has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.
     Compensation
Hansberger compensates each Portfolio Manager for his or her management of the Fund. A Portfolio Manager’s base salary is determined by the Manager’s experience and performance in the role, taking into account the ongoing compensation benchmark analyses performed by Hansberger’s Human Resources Department. A Portfolio Manager’s base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs. Each Portfolio Manager is entitled to participate in various equity plans provided by Hansberger’s corporate parent, Hansberger Group, Inc. (“Group Inc.”). Each member of the growth portfolio management team (the “Growth Team”) is subject to the terms of an employment agreement providing for a specified level of compensation, which level of compensation is reviewed annually by Hansberger’s board of directors, but without any obligation to make any alteration in the base salary.
A Portfolio Manager’s bonus is paid on an annual basis and is determined by a number of factors, including, but not limited to, pre-tax performance of the Fund and other funds managed relative to expectations for how those funds should have performed as compared to the Fund’s benchmark (as provided in the Prospectus), given their objectives, policies, strategies and limitations, and the market environment during the most recently completed calendar year. This performance factor is not based on the value of assets held in the Fund’s portfolio. Additional factors include the Portfolio Manager’s contributions to the investment management functions within Hansberger, contributions to the development of other investment professionals and supporting staff, and overall contributions to marketing, client service and strategic planning for the organization. The target bonus is expressed as a percentage of base salary. The actual bonus paid may be more or less than the target bonus, based on how well the Manager satisfies the objectives stated above.
In addition, certain members of the Growth Team receive a share of the net revenues earned by Hansberger resulting from the investment portfolios managed by the Growth Team (the “revenue share”), which includes the Fund. Eligibility to participate in the revenue share is conditioned upon the Growth Team’s reaching a pre-defined level of profitability. The amount of the revenue share is determined by use of a formula based on the amount of revenues generated by the Growth Team. Amounts payable to each member of the Growth Team from the revenue share are determined by Hansberger’s chief executive officer upon consultation with the Growth Team’s chief investment officer. Additionally, members of the Growth Team may be entitled to participate in the Group Inc. Stock Incentive Plan for Canadian employees.
Group, Inc. maintains a restricted stock plan pursuant to which restricted stock units will be issued to certain employees, including Portfolio Managers. This plan is in addition to the existing restricted stock plan that currently exists for the Growth Team.
     Nicholas-Applegate
Nicholas-Applegate is a Sub-Adviser for a portion of the Small Cap Fund.
     Portfolio Managers
A team lead by Mark Roemer is responsible for the day-to-day management of the “systematic small cap” strategy portion of the Fund’s portfolio. Nicholas-Applegate’s ten-member Systematic Research and Investment team is responsible for the research, development and implementation of the firm’s proprietary quantitative stock-selection model used to identify securities meeting its change-focused investment criteria. Mr. Roemer is ultimately responsible and accountable for final investment decisions for the Fund’s systematic small cap portfolio.
Other Accounts Managed — Total*

	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Mark Roemer	12	$668.5 million	5	$819.0 million	40	976.5 million

*	The managed accounts data is as of 09/30/2009.

Other Accounts Managed — Of Total listed above, those for which advisory fee is based on performance*

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Mark Roemer	None	$0	None	$0	4	$525.0 million

*	The managed accounts data is as of 09/30/2009.
Ownership of Fund Shares
The table below sets forth the amount of shares beneficially owned by each portfolio manager in the Small Cap Fund for which he or she serves as portfolio manager as of July 31, 2009, stated as one of the following dollar ranges: None; $1-$10,000; $10,001-$50,000; $50,001-$100,000; $100,001-$500,000; $500,001-$1,000,000; or over $1,000,000.

Portfolio Manager	Dollar Range Fund
Mark Roemer	None
Potential Conflicts of Interest
Like other investment professionals with multiple clients, a Portfolio Manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts which Nicholas-Applegate believes are faced by investment professionals at most major financial firms. Nicholas-Applegate has adopted compliance policies and procedures that attempt to address certain of these potential conflicts. The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:
•	The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

•	The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

•	The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.
A potential conflict of interest may arise when the Fund and other accounts managed by Nicholas-Applegate (“managed accounts”) purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of the Fund as well as other managed accounts, Nicholas-Applegate’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the Fund or another managed account if one is favored over another in allocating the securities purchased or sold for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.
“Cross trades,” in which the Fund or a managed account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Nicholas-Applegate has adopted compliance procedures that provide that any transactions between the Fund and another managed account are to be fair and equitable to all participating accounts, and made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of the Fund and other managed accounts. There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts. For example, a managed account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than the Fund. Depending on an account’s objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to the Fund. In addition, investment decisions are the product of many factors to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts when one or more other accounts are selling the security (including short sales).
The Fund’s portfolio manager who is responsible for managing multiple funds and/or managed accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he were to devote substantially more attention to the management of the Fund. The effects of this potential conflict may be more pronounced where the Fund and/or managed accounts overseen by the portfolio manager have different investment strategies.
The Fund’s portfolio manager may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Fund. In addition to executing trades, some brokers and dealers provide the portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the Fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the Fund and/or managed accounts that he manages. See “Portfolio Transactions and Brokerage”.
     The Fund’s portfolio manager may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Fund and other managed accounts. In addition, the Fund’s portfolio manager may also manage other accounts (including his personal assets or the assets of family members) in his personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Nicholas-Applegate’s investment personnel, including the Fund’s portfolio manager, are subject to restrictions on engaging in personal securities transactions pursuant to the Codes of Ethics adopted by Nicholas-Applegate, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Fund. See “Code of Ethics”.
Compensation
Nicholas-Applegate believes that competitive compensation is essential to retaining top industry talent. With that in mind, the firm continually reevaluates its compensation policies against industry benchmarks. Its goal is to offer portfolio managers and analysts compensation and benefits in the top quartile for comparable experience, as measured by industry benchmarks surveyed by McLagan and ECS (Watson Wyatt Data Services).
     Nicholas-Applegate’s compensation policy features both short-term and long-term components. The firm offers competitive base salaries and bonuses, profit-sharing and generous retirement plans. Investment professionals’ annual compensation is directly affected by the performance of their portfolios, their performance as individuals and the success of the firm. Typically, an investment professional’s compensation is comprised of a base salary and a bonus.
     Investment professionals are awarded bonuses based primarily on product performance. A 360-degree qualitative review is also considered. As part of the 360-degree review, analysts and portfolio managers are reviewed by the portfolio manager who is responsible for the team’s final investment decisions and other portfolio managers to whose portfolios they contribute. Portfolio managers responsible for final investment decisions are reviewed by the Chief Investment Officer, who evaluates performance both quantitatively versus benchmarks and peer universes, as well as qualitatively.
Compensation and Account Performance
Compensation pools for investment teams are directly related to the size of the business and the performance of the products. Approximately half of the pool is based on one, three and five year performance relative to benchmarks and peers. The team pools are then subjectively allocated to team members based on individual contributions to client accounts. Nicholas Applegate believes its compensation system clearly aligns the interests of clients with its people and keeps our compensation competitive with industry norms.
Long-Term Incentive Plan
A Long-Term Incentive Plan provides rewards to certain key staff and executives of Nicholas-Applegate and the other Allianz Global Investors companies to promote long-term growth and profitability. The Plan provides awards that are based on Nicholas-Applegate’s operating earnings growth. The plan provides a link between longer term company performance and participant pay, further motivating participants to make a long-term commitment to the company’s success.
Equity Ownership
In September 2006, Allianz SE approved an equity ownership plan for key employees of Nicholas-Applegate. The plan was implemented as of January 31, 2007. Nicholas-Applegate believes this plan is important in retaining and recruiting key investment professionals, as well as providing ongoing incentives for Nicholas-Applegate employees.
A certain percentage of the Nicholas Applegate equity ownership plan has been reserved for the Systematic Team. While this equity interest has not yet been allocated to specific team members, the entire team benefits from the profit distributions associated with it. Allocation of this profit dividend is carried out annually and is separate from the year-end bonus pool.
     Wellington Management
Wellington Management is a Sub-Adviser for a portion of Small Cap Fund.
     Portfolio Managers
Mammen Chally, CFA, Vice President and Equity Portfolio Manager of Wellington Management, is portfolio manager of the portion of the Fund’s assets managed by Wellington Management using a “small cap growth” strategy. James A. Rullo, CFA, Senior Vice President, Partner and Director of Wellington Management, is involved in portfolio management and securities analysis for the portion of the Fund’s assets managed by Wellington Management. Information below is provided as of July 31, 2009.

Other Accounts Managed — Total

	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Mammen Chally	8	$3,065,057,324	9	$616,769,984	14	$3,053,545,788
James A. Rullo	6	$2,327,911,067	11	$795,440,363	19	$3,936,609,112
Other Accounts Managed — Of Total listed above, those for which advisory fee is based on performance

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Mammen Chally	0	None	0	None	1	$106,433,317
James A. Rullo	0	None	0	None	1	$106,433,317
Ownership of Fund Shares
The table below sets forth the amount of shares beneficially owned by each portfolio manager in each Fund(s) for which he or she serves as portfolio manager as of July 31, 2009, stated as one of the following dollar ranges: None; $1-$10,000; $10,001-$50,000; $50,001-$100,000; $100,001-$500,000; $500,001-$1,000,000; or over $1,000,000.

Portfolio Manager	Dollar Range Fund
Mammen Chally	None
James A. Rullo	None
     Conflicts of Interest
Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. The Fund’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Fund (“Investment Professionals”) generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations, and risk profiles that differ from those of the Fund. The Investment Professionals make investment decisions for each account, including the Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax, and other relevant investment considerations applicable to that account. Consequently, the Investment Professionals may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the Fund and, thus, the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the Fund.
An Investment Professional or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, an Investment Professional may purchase the same security for the Fund and one or more other accounts at or about the same time, and in those instances the other accounts will have access to their respective holdings prior to the public disclosure of the Fund’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Fund. Because incentive payments paid by Wellington Management to the Investment Professionals are tied to revenues earned by Wellington Management, and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Investment Professional. Finally, the Investment Professionals may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.
Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.
     Compensation
Wellington Management receives a fee based on the assets under management of the Fund as set forth in the Investment Subadvisory Agreement between Wellington Management and Asset Management Group on behalf of the Fund. Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to the Fund. The following information relates to the fiscal year ended July 31, 2009.
Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of the Investment Professionals includes a base salary and incentive components. The base salary for Mr. Rullo, who is a partner of Wellington Management, is determined by the Managing Partners of the firm. A partner’s base salary is generally a fixed amount that may change as a result of an annual review. The base salary for Mr. Chally is determined by his experience and performance in his respective role as an Investment Professional. Base salaries for Wellington Management employees are reviewed annually and may be adjusted based on the recommendation of the Investment Professional’s manager, using guidelines established by Wellington Management’s Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm. Each Investment Professional is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Fund managed by the Investment Professional and generally each other account managed by such Investment Professional. Each Investment Professional’s incentive payment relating to the Fund is linked to the gross pre-tax performance of the portion of the Fund managed by the Investment Professional compared to the Russell 2000 Growth Index over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by the Investment Professionals, including accounts with performance fees.
Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Investment Professionals may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than account performance. Each partner of Wellington Management is eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Mr. Rullo is a partner of the firm.
     Mellon Capital
Mellon Capital is a Sub-Adviser for a portion of the Small Cap Fund.
     Portfolio Managers
A team lead by Ronald P. Gala is responsible for the day-to-day management of the “small cap value” strategy portion of the Fund’s portfolio. Mr. Gala, Director and Senior Vice President, has ultimate authority for investment decisions for the Fund’s small cap value portfolio. Information below is provided as of July 31, 2009.
Other Accounts Managed — Total

	Other Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Ronald P. Gala	6	$398,065,362.01	0	$0.00	17	$972,890,425.04
Other Accounts Managed — Of Total listed above, those for which advisory fee is based on performance

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Ronald P. Gala	0	$0.00	0	$0.00	2	$249,963,835.89
Ownership of Fund Shares
The table below sets forth the amount of shares beneficially owned by each portfolio manager in the Small Cap Fund for which he or she serves as portfolio manager as of July 31, 2009, stated as one of the following dollar ranges: None; $1-$10,000; $10,001-$50,000; $50,001-$100,000; $100,001-$500,000; $500,001-$1,000,000; or over $1,000,000.

Portfolio Manager	Dollar Range Fund
Ronald P. Gala	None
     Conflicts of Interest
Because the portfolio managers manage multiple portfolios for multiple clients, the potential for conflicts of interest exists. Each portfolio manager generally manages portfolios having substantially the same investment style as the Funds. However, the portfolios managed by a portfolio manager may not have portfolio compositions identical to those of the Funds managed by the portfolio manager due, for example, to specific investment limitations or guidelines present in some portfolios or accounts, but not others. The portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. A portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, a portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the advisory fees paid by the Fund, which can cause potential conflicts in the allocation of investment opportunities between the Fund and the other accounts. However, the compensation structure for portfolio managers does not generally provide incentive to favor one account over another because that part of a manager’s bonus based on performance is not based on the performance of one account to the exclusion of others. There are many other factors considered in determining the portfolio manager’s bonus and there is no formula that is applied to weight the factors listed (see “Compensation of Portfolio Managers and Other Accounts Managed). In addition, current trading practices do not allow Mellon Capital to intentionally favor one portfolio over another as trades are executed as trade orders are received. Portfolios’ rebalancing dates also generally vary between fund families. Program trades created from the portfolio rebalance are executed at market on close.
     Compensation
The primary objectives of Mellon Capital compensation plans are to:
•	Motivate and reward continued growth and profitability

•	Attract and retain high-performing individuals critical to the on-going success of Mellon Capital

•	Motivate and reward strong business/investment performance

•	Create an ownership mentality for all employees
The investment professionals’ cash compensation is comprised primarily of a market-based base salary and (variable) incentives (annual and long term). An investment professional’s base salary is determined by the employee’s experience and performance in the role, taking into account the ongoing compensation benchmark analyses. A portfolio manager’s base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs. Funding for the Mellon Capital Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall Mellon Capital profitability. Therefore, all bonus awards are based initially on Mellon Capital’s financial performance. The employees are eligible to receive annual cash bonus awards from the Annual Incentive Plan. Annual incentive opportunities are pre-established for each individual, expressed as a percentage of base salary (“target awards”). These target awards are derived based on a review of competitive market data for each position annually. Annual awards are determined by applying multiples to this target award. Awards are 100% discretionary. Factors considered in awards include individual performance, team performance, investment performance of the associated portfolio(s) and qualitative behavioral factors. Other factors considered in determining the award are the asset size and revenue growth/retention of the products managed. Awards are paid in cash on an annual basis.
All key staff of Mellon Capital are also eligible to participate in the Mellon Capital Long Term Incentive Plan. These positions have a high level of accountability and a large impact on the success of the business due to the position’s scope and overall responsibility. In addition, the participants have demonstrated a long-term performance track record and have the potential for a continued leadership role. This plan provides for an annual award, payable in cash after a three-year cliff vesting period. The value of the award increases during the vesting period based upon the growth in Mellon Capital’s net income.
Mellon Capital’s portfolio managers responsible for managing mutual funds are paid by Mellon Capital and not by the mutual funds. The same methodology described above is used to determine portfolio manager compensation with respect to the management of mutual funds and other accounts.
Mutual fund portfolio managers are also eligible for the standard retirement benefits and health and welfare benefits available to all Mellon Capital employees. Certain portfolio managers may be eligible for additional retirement benefits under several supplemental retirement plans that Mellon Capital provides to restore dollar-for-dollar the benefits of management employees that had been cut back solely as a result of certain limits due to the tax laws. These plans are structured to provide the same retirement benefits as the standard retirement benefits. In addition, mutual fund portfolio managers whose compensation exceeds certain limits may elect to defer a portion of their salary and/or bonus under The Bank of New York Mellon Corporation Deferred Compensation Plan for Employees.
     CEP
CEP is the Sub-Adviser for the Mid-Cap Fund, Growth Stock Fund, Growth and Income Fund, and Value Fund.
     Portfolio Managers
David Coughenour, Robert Kramer, and David Johnsen are primarily responsible for making day-to-day investment decisions for the Funds. The portfolio management team meets periodically to review and analyze the existing portfolios on an industry-by-industry basis. The portfolio manager/analysts have dedicated industry research responsibilities, and each is equally responsible for all aspects of the process. Information below is provided as of July 31, 2009.
Other Accounts Managed — Total

	Other Registered		Other Pooled Investment
	Investment Companies		Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
David Coughenour	10	$366.3 million	0	$0.0	149	$4,389.6 million
Robert Kramer	10	$366.3 million	0	$0.0	149	$4,389.6 million
David Johnsen	10	$366.3 million	0	$0.0	149	$4,389.6 million
Other Accounts Managed — Of Total listed above, those whose advisory fee is based on performance

	Registered Investment		Other Pooled Investment
	Companies		Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
David Coughenour	0	$0.0	0	$0.0	5	$998.7 million
Robert Kramer	0	$0.0	0	$0.0	5	$998.7 million
David Johnsen	0	$0.0	0	$0.0	5	$998.7 million
Ownership of Fund Shares
The table below sets forth the amount of shares beneficially owned by each portfolio manager in each Fund(s) for which he or she serves as portfolio manager as of July 31, 2009, stated as one of the following dollar ranges: None; $1-$10,000; $10,001-$50,000; $50,001-$100,000; $100,001-$500,000; $500,001-$1,000,000; or over $1,000,000. Information below is provided as of July 31, 2009.

Portfolio Manager	Dollar Range Fund
David Coughenour	Mid-Cap Fund: None
Growth Stock Fund: None
Growth and Income Fund: None
Value Fund: None

Robert Kramer	Mid-Cap Fund: None
Growth Stock Fund: None
Growth and Income Fund: None
Value Fund: None

David Johnsen	Mid-Cap Fund: None
Growth Stock Fund: None

Portfolio Manager	Dollar Range Fund
Growth and Income Fund: None
Value Fund: None
     Conflicts of Interest
CEP has adopted policies and procedures that address potential conflicts of interest that may arise between a portfolio manager’s management of the Funds and his or her management of other funds and accounts, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities. While there is no guarantee that such policies and procedures will be effective in all cases, CEP believes that all issues relating to potential material conflicts of interest involving the Funds and its other managed accounts have been addressed.
     Compensation
Compensation of CEP’s portfolio managers is two-fold, involving both cash and long-term rewards. Cash compensation includes a market-based competitive base salary and an incentive bonus. A full range of benefits including tuition reimbursement, 401(k) pension plan and full medical and dental insurance is also provided.
Base salaries are market-driven. CEP’s own on-going research and external resources, such as McLagan’s surveys, ensure that it remains competitive with industry standards. It strives to maintain salary levels that fall within the top 25th percentile. The pool for incentive bonuses is calculated through a formula that takes into consideration long and short term excess returns by product as well as new assets under management. This pool is then allocated to CEP’s professionals based on merit and contribution.
Administrator and Distributor
          Bank of Hawaii serves as the Trust’s administrator pursuant to an Administration Agreement between the Trust and Bank of Hawaii dated July 1, 2006, as amended (the “Administration Agreement”). The Administration Agreement provides that Bank of Hawaii is responsible for performing certain administrative services and functions for the Trust as detailed in the agreement. Bank of Hawaii is required to furnish, at its own expense, the executive, supervisory and clerical personnel, and the office space, equipment and facilities necessary to perform its obligations under the Administration Agreement. For the administrative services provided pursuant to the Administration Agreement, Bank of Hawaii is compensated at an annual rate of 0.04% of the average daily net assets of the Trust, plus out-of-pocket expenses. The following table sets forth the aggregate fees paid by each Fund to Bank of Hawaii for services provided pursuant to the Administration Agreement for the fiscal years ended July 31, 2009 and July 31, 2008:
Compensation Paid to Bank of Hawaii
Under the Administration Agreement

	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
Fund	July 31, 2009	July 31, 2008	July 31, 2007
New Asia Growth Fund	$23,773	$48,642	$39,473
International Stock Fund	$36,180	$98,154	$89,522
Small Cap Fund	$75,596	$166,664	$204,832
Mid-Cap Fund	$14,266	$26,832	$26,016
Growth Stock Fund	$35,505	$62,589	$64,856
Growth and Income Fund	$31,607	$56,780	$66,951
Value Fund	$29,417	$53,937	$67,516
High Grade Core Fixed Income Fund	$94,228	$119,779	$126,528

	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
Fund	July 31, 2009	July 31, 2008	July 31, 2007
Tax-Free Securities Fund	$96,779	$111,080	$119,087
High Grade Short Intermediate Fixed Income Fund	$24,183	$25,867	$25,471
Tax-Free Short Intermediate Securities Fund	$21,509	$19,670	$24,046
U.S. Government Short Fixed Income Fund	$28,762	$33,936	$36,882
     Pursuant to a Sub-Administration Agreement among the Trust, Bank of Hawaii and Citi Fund Services Ohio, Inc. (“Citi”), dated July 1, 2006, as amended (the “Sub-Administration Agreement”), Citi furnishes the Trust with certain administrative services as detailed in the Sub-Administration Agreement. For services pursuant to the Sub-Administration Agreement, Citi is entitled to receive a fee from each Fund, computed daily and paid monthly, at an annual rate equal to 0.05% of the average daily net assets of the Trust and $10,000 per annum for the legal services provided thereunder, subject to reduction if certain service standards are not met, plus out-of-pocket expenses. The following table sets forth the aggregate fees paid by each Fund to Citi for services provided pursuant to the Sub-Administration Agreement for the fiscal years ended July 31, 2009, July 31, 2008, and July 31, 2007:
Compensation Paid to Citi
Under the Sub-Administration Agreement

	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
Fund	July 31, 2009	July 31, 2008	July 31, 2007
New Asia Growth Fund	$29,715	$60,802	$49,341
International Stock Fund	$45,225	$122,692	$111,903
Small Cap Fund	$94,495	$208,331	$256,041
Mid-Cap Fund	$17,833	$33,540	$32,520
Growth Stock Fund	$44,381	$78,237	$81,070
Growth and Income Fund	$39,508	$70,974	$83,688
Value Fund	$36,772	$67,421	$84,394
High Grade Core Fixed Income Fund	$117,785	$149,724	$158,159
Tax-Free Securities Fund	$120,973	$138,850	$148,858
High Grade Short Intermediate Fixed Income Fund	$30,228	$32,333	$31,838
Tax-Free Short Intermediate Securities Fund	$26,885	$24,588	$30,058
U.S. Government Short Fixed Income Fund	$35,952	$42,420	$46,102
     The Administration Agreement and Sub-Administration Agreement contain provisions limiting the liability of the Bank of Hawaii and Citi and requiring their indemnification by the Trust similar to those in the Advisory Agreement. The Administration Agreement and the Sub-Administration Agreement will continue in effect until terminated at any time by either party upon the provision of 30 days’ prior written notice to the other parties. If the Sub-Administration Agreement is terminated by the Trust prior to the end of any such period for any reason other than cause, the Trust is required to make a one-time liquidated damages payment to Citi equal to the lesser of six months’ fees or the fees due for the balance of the term.
     The Trust has also retained Citi to provide the Trust with certain fund accounting services pursuant to a Fund Accounting Agreement, dated February 1, 2002, as amended (the “Fund Accounting Agreement”). For services provided under the Fund Accounting Agreement, Citi is entitled to receive an annual fee of $20,000 from each Fund, and an additional fee of $15,000 annually from each Fund for each additional class of shares, plus out-of-pocket expenses, which fees are payable in monthly increments. The fees are subject to increase annually following the first year of the initial term to reflect any annual percentage increase in the Consumer Price Index published by the U.S. Department of Labor and are subject to reduction if certain service standards are not met. The term of the Fund Accounting Agreement, and its provisions regarding termination, limitation of liability, and indemnification, are similar to those of the Trust’s Sub-Administration Agreement with Citi.
     The following table sets forth the aggregate fees paid by each Fund to Citi for fund accounting services for the fiscal years ended July 31, 2009, July 31, 2008, and July 31, 2007:
Compensation Paid to Citi
Under the Fund Accounting Agreement

	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
Fund	July 31, 2009	July 31, 2008	July 31, 2007
New Asia Growth Fund	$60,452	$78,088	$62,263
International Stock Fund	$96,475	$138,184	$117,140
Small Cap Fund	$151,505	$196,977	$198,002
Mid-Cap Fund	$31,064	$32,665	$29,601
Growth Stock Fund	$65,417	$67,615	$62,104
Growth and Income Fund	$57,501	$60,730	$64,356
Value Fund	$54,907	$59,020	$64,953
High Grade Core Fixed Income Fund	$180,821	$139,545	$130,546
Tax-Free Securities Fund	$182,276	$131,356	$123,975
High Grade Short Intermediate Fixed Income Fund	$51,625	$34,775	$32,287
Tax-Free Short Intermediate Securities Fund	$44,703	$28,845	$29,456
U.S. Government Short Fixed Income Fund	$52,843	$38,299	$33,146
     Under a Compliance Services Agreement between the Trust and Citi dated July 1, 2006, as amended November 5, 2009 (the “Compliance Services Agreement”), Citi makes a Citi employee available to serve as the Trust’s Chief Compliance Officer. Under the Compliance Services Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Trust’s compliance program. This includes providing support services to the Chief Compliance Officer, developing standards for reports to the Board by Citi and other service providers, and assisting in preparing or providing documentation for the Board to make findings and conduct reviews pertaining to the Trust’s compliance program and related policies and procedures of Fund service providers. The Compliance Services Agreement also covers arrangements under which Citi employees serve the Trust in certain other officer capacities, which may include the Chief Financial Officer. For the services provided under the Agreement, the Trust currently pays Citi $161,919 per annum, plus certain out-of-pocket expenses. Citi pays the salary and other compensation earned by any such individuals as employees of Citi.

          Effective August 1, 2007, BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (“BISYS”) transferred its fund distribution operations to Foreside Distribution Services, L.P. (“Foreside”), an independent firm engaged in the mutual fund distribution business and the Board approved Foreside as the Funds’ new distributor. Foreside, located at 10 High Street, Suite 302, Boston, Massachusetts 02110, has also entered into a Distribution Agreement with the Trust pursuant to which it engages in a continuous distribution of shares of the Funds. Under the Distribution Agreement, Foreside receives annual compensation of $75,000 (subject to increase) from the fees paid in accordance with the Distribution and Shareholder Service Plans for each of the Class A, Class B and Class C shares (“Class A Distribution Plan”, “Class B Distribution Plan” and “Class C Distribution Plan,” respectively). The Class A Distribution Plan, Class B Distribution Plan and Class C Distribution Plan have been adopted pursuant to Rule 12b-1 under the 1940 Act. See “Distribution and Shareholder Service Plans” below.
          Pursuant to the Distribution Agreement, Foreside has agreed to use appropriate efforts to solicit orders for sales of shares of the Funds, but is not obligated to sell any specified number of shares. The Distribution Agreement contains provisions with respect to renewal and termination similar to those in the Administration Agreement. Pursuant to the Distribution Agreement, the Trust has agreed to indemnify Foreside to the extent permitted by applicable law against certain liabilities under the Securities Act and the 1940 Act.
Transfer Agent
     Citi, located at 3435 Stelzer Road, Columbus, Ohio 43219, serves as Transfer Agent for each of the Funds, for which it receives additional fees.
Codes of Ethics
          The Board has adopted a Code of Ethics under Rule 17j-1 of the 1940 Act (the “Code”). The Code restricts the investing activities of certain Fund officers, Trustees and advisory persons and, as described below, imposes additional, more onerous restrictions on Fund investment personnel.
          All persons covered by the Code are required to pre-clear personal securities investments (with limited exceptions, such as government securities) and must comply with ongoing requirements concerning recordkeeping and disclosure of personal securities investments. The preclearance requirement and associated procedures are designed to identify any prohibition or limitation applicable to a proposed investment. In addition, all persons covered by the Code are prohibited from purchasing or selling any security which, to such person’s knowledge, is being purchased or sold (as the case maybe), or is being considered for purchase or sale, by a Fund. Investment personnel are subject to additional restrictions such as a ban on acquiring securities in an initial public offering, “blackout periods,” which prohibit trading by investment personnel of a Fund within periods of trading by the Fund in the same security, and a ban on short-term trading in securities.
          In addition, each of the Adviser, the Sub-Advisers and Distributor has adopted a code of ethics under Rule 17j-1 of the 1940 Act, which is designed to prevent its affiliated persons from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds to which it provides services. There can be no assurance that such codes of ethics will be effective in preventing such activities.
          The Trust has adopted a supplemental code of ethics for Principal Officers and Senior Financial Officers (“Supplemental Code”). The Supplemental Code covers different matters than the Code adopted by the Trust pursuant to Rule 17j-1 under the 1940 Act. The Supplemental Code is intended to deter wrongdoing and promote: (i) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships, (ii) full, fair, accurate, timely and understandable disclosure in reports and documents filed with the Commission and in other public communications by the Trust, (iii)

compliance with applicable law, (iv) prompt internal reporting of violations of the Supplemental Code and (v) accountability for adherence to the Supplemental Code.
Proxy Voting
          The Board has adopted policies and procedures with respect to voting proxies relating to portfolio securities held by the Funds (the “Policy”), pursuant to which the Board has delegated the responsibility for voting such proxies to the Adviser as a part of the Adviser’s general management of the Funds, subject to the Board’s continuing oversight. The Adviser, in accordance with the Policy, has further delegated the responsibility for voting proxies of those Funds advised by Sub-Advisers to such respective Sub-Advisers.
          A conflict of interest may be deemed to occur when the Adviser or Sub-Adviser or one of its affiliated persons has a financial interest in a matter presented by a proxy to be voted on behalf of a Fund, which may compromise the Adviser’s or Sub-Adviser’s independence of judgment and action in judging the proxy. If such a conflict occurs, the Adviser or Sub-Adviser is required to submit a report to the Board indicating the nature of the conflict of interest and how it was resolved.
          Information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2009 is available (1) without charge, upon request, by calling 1-800-258-9232, (2) on the Trust’s web page at: http://www.pacificcapitalfunds.com/FundInformation/FundFamily.cfm, and (3) on the Securities and Exchange Commission’s website at http://www.sec.gov.
          Certain information regarding the proxy voting policies of the Adviser and each of the Sub-Advisers is summarized below.
          The Adviser
          The Adviser does not vote any proxies with respect to securities held in the Funds. Although the Adviser has the responsibility for voting proxies, it has delegated that authority to the Funds’ Sub-Advisers, who are responsible for the day-to-day investment decisions, including proxy votes, for all equity Funds.
          Hansberger
          Hansberger has established a Proxy Committee that is primarily responsible for overseeing the proxy voting process. The Proxy Committee normally votes proxies according to written proxy voting guidelines (the “guidelines”), while taking into account recommendations from RiskMetrics Group, a third-party proxy voting service. The guidelines provide important frameworks for analysis and decision-making for Hansberger; however, they are not exhaustive and do not address all potential issues. The guidelines provide a certain amount of flexibility so that all relevant facts and circumstances, and the shareholders’ best interests, can be considered in connection with every vote.
          In the case of a conflict of interest between Hansberger and one of the Funds, the Proxy Committee will decide how to handle the voting of the proxy in the best interests of the Fund.
          The following summary sets forth the general positions of Hansberger on various proposals.
Director Matters — Hansberger generally supports the election of a company’s slate of nominees for directors, unless certain actions by the directors warrant votes to be withheld (such as attending less than 75% of board meetings). It generally opposes management proposals to limit the tenure of outside directors, impose mandatory retirement ages for outside directors and proposals requiring directors to own a minimum amount of company stock in order to qualify as director or remain on the board.
Shareholder Rights — Hansberger generally views anti-takeover proposals on a case-by-case basis. However, Hansberger generally opposes such proposals unless structured in such a way that they give shareholders the ultimate decision on any proposal or offer. Other issues impacting capital structure and shareholder rights are voted on a case-by-case basis.
Compensation and Benefits Plans — Hansberger generally supports proposals to adopt stock option plans, employee stock purchase plans and management proposed compensation plans, but typically votes against proposals to adopt retirement plans for non-employee directors.
Routine Matters — Hansberger generally considers routine matters on a case-by-case basis, but will generally vote for proposals to ratify auditors.
          Nicholas-Applegate
          Nicholas-Applegate has established a Proxy Committee that is primarily responsible for overseeing the proxy voting process. Nicholas-Applegate votes proxies according to written proxy voting guidelines (the “guidelines”), while taking into account recommendations from Glass Lewis, a third-party proxy voting service. The guidelines provide important frameworks for analysis and decision-making for Nicholas-Applegate; however, they are not exhaustive and do not address all potential issues. The guidelines provide a certain amount of flexibility so that all relevant facts and circumstances, and the shareholders’ best interests, can be considered in connection with every vote.
          In the case of a conflict of interest between Nicholas-Applegate and the Small Cap Fund, the Proxy Committee will decide how to handle the voting of the proxy in the best interests of the Fund.
          The following summary sets forth the general positions of Nicholas-Applegate on various proposals.
Director Matters — NACM normally votes in accordance with Glass Lewis recommendations regarding director nominees and proposals that boards be comprised of a majority of independent directors. It generally supports proposals for independent nominating committees and to repeal classified boards.
Shareholder Rights — NACM normally votes in accordance with Glass Lewis recommendations regarding shareholder proposals to redeem poison pills and management proposals to ratify poison pills. It generally votes for confidential voting, but does not support restricting the right of shareholders to act by written consent or to call special meetings.
Compensation and Benefits Plans — NACM normally votes in accordance with Glass Lewis recommendations regarding all proposals on incentive compensation plans (including option plans) for executives and directors.
Routine Matters — NACM normally votes for proposals regarding routine matters, including ratification of auditors and changes to a company name.

     First State
          The appropriate Portfolio Manager of First State votes proxies in accordance with First State’s proxy voting guidelines. In the event of a conflict with the guidelines, the proxy materials are reviewed by the Chief Investment Officer, who determines if the proposal is reasonable by industry standards. Portfolio Managers have the discretion to take no action regarding proxy voting, and this will be the default position if a proposal is determined to be a non-contentious matter and there is no value to be gained by exercising proxy voting rights.
First State’s general positions on various proposals are as follows:
Director Matters — First State generally votes on a case-by-case basis on proposals regarding the election of directors and proposals to have a majority of independent directors. It typically supports proposals to require independent board committees and declassify boards.
Shareholder Rights — First State typically votes for proposals to adopt confidential voting. It reviews on a case-by-case basis shareholder proposals to redeem poison pills and management proposals to ratify poison pills. It typically votes against proposals limiting shareholders’ right to act by written consent or to call meetings.
Compensation and Benefits Plans — First State’s focus is primarily on the transfer of shareholder wealth (the currency cost of pay plans to shareholders instead of simply focusing on voting power dilution). Consequently, it votes on a case-by-case basis on director and executive compensation proposals (including stock option plans).
Routine Matters — Except for contentious matters, First State normally takes no action for proposals regarding routine matters including ratification of auditors.
          In the case of a conflict of interest between First State and the New Asia Growth Fund, First State will vote in accordance with the predetermined guidelines. If the intended vote is contrary to the predetermined guidelines, the Compliance Manager and Chief Executive Officer will review the voting request and make a determination as to how to vote. The Compliance Manager will include in a monthly report any conflict of interest matter and how it was resolved.
Wellington Management
          The Fund for which Wellington Management serves as sub-adviser has granted to Wellington Management the authority to vote proxies on its behalf with respect to the assets managed by Wellington Management. Wellington Management votes proxies in what it believes are the best economic interests of its clients and in accordance with its Global Proxy Policies and Procedures. Wellington Management’s Corporate Governance Committee is responsible for the review and oversight of the firm’s Global Proxy Policies and Procedures. The Corporate Governance Group within Wellington Management’s Investment Services Department is responsible for the day-to-day administration of the proxy voting process. Although Wellington Management may utilize the services of various external resources in analyzing proxy issues and has established its own Global Proxy Voting Guidelines setting forth general guidelines for voting proxies, Wellington Management personnel analyze all proxies and vote proxies based on their assessment of the merits of each proposal. The Fund’s portfolio manager has the authority to determine the final vote for securities held in the Fund, unless the portfolio manager is determined to have a material conflict of interest related to that proxy vote.
          Wellington Management maintains procedures designed to identify and address material conflicts of interest in voting proxies. Its Corporate Governance Committee sets standards for identifying material conflicts based on client, vendor and lender relationships. Proxy votes for which Wellington Management identifies a material conflict are reviewed by designated members of its Corporate Governance Committee or by the entire committee in some cases to resolve the conflict and direct the vote.
          Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of the Fund due to securities lending, share blocking and re-registration requirements, lack of adequate information, untimely receipt of proxy materials, immaterial impact of the vote, and/or excessive costs.
Mellon Capital
          Mellon Capital votes proxies in what it believes are the best financial and economic interests of its clients and in accordance with its written guidelines. Mellon Capital’s written guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in its policies on specific issues. The Mellon Proxy Policy Committee is responsible for reviewing proposals that cannot be categorized under the written guidelines and for reviewing proposals where a particular company, particular industry or particular issue has been identified for special scrutiny.
          Mellon Capital seeks to avoid material conflicts of interest in voting proxies through the establishment of the Mellon Proxy Policy Committee. The Mellon Proxy Policy Committee applies detailed, pre-determined proxy voting guidelines in a consistent manner across client accounts, based on internal and external research and recommendations provided by a third-party vendor, and without consideration of any client relationship factors. Further, Mellon Capital engages a third-party as an independent fiduciary to vote all proxies for securities of investment advisory subsidiaries of Mellon Capital’s parent company and the investment companies advised by such subsidiaries.
          Mellon Capital’s general positions on various proposals are as follows:
Director Matters — Mellon Capital evaluates proposals to elect directors on a case-by-case basis. It typically supports management proposals to require board independence. It generally votes in favor of proposals seeking to declassify boards.
Shareholder Rights — Mellon Capital generally votes against proposals to continue or adopt cumulative voting. It evaluates proposals with respect to poison pills on a case-by-case basis.
Compensation and Benefit Plans — Mellon Capital considers director and executive compensation proposals on a case-by-case basis.
Routine Matters — Mellon Capital generally considers routine matters on a case-by-case basis, but will typically vote in accordance with management’s recommendation on management proposals to change a company’s name.
     CEP
          CEP votes proxies in what it believes are the best economic interests of its clients and in accordance with its written voting guidelines. The CEP Proxy Committee is responsible for proxy voting and for developing and maintaining voting guidelines. In cases where a voting guideline for a particular proxy proposal does not exist, CEP will generally vote in accordance with the recommendation made by the proxy research service to which CEP subscribes. The Proxy Committee may choose to vote in a manner that differs from the voting guidelines or the recommendation made by the proxy research service. In addition, the Proxy Committee may determine not to vote a particular proxy, if the costs and burdens exceed the benefits of voting.

          CEP is sensitive to conflicts of interest that may arise in the proxy decision-making process. If a material conflict of interest is identified, proxies will be voted for the Fund in the following manner: (i) if CEP voting guidelines indicate a vote “For” or “Against” a specific issue, CEP will vote in accordance with such predetermined guidelines; (ii) if the voting guidelines do not cover an issue or indicate a “case by case” analysis, CEP will follow the voting recommendation of CEP proxy research service; and (iii) if the proxy research service does not cover an issue, CEP will either seek the consent of clients or the written recommendation of an independent third party.
          CEP’s general positions on various proposals are as follows:
Routine Matters — CEP typically votes in accordance with management’s recommendation on proposals regarding routine matters.
Non-Routine Matters — CEP generally considers non-routine matters (such as mergers and acquisitions, restructurings, re-incorporations, changes in capitalization, increase in number of directors, increase in preferred stock, increase in common stock, majority election of directors, and stock option plans) on a case-by-case basis.
Corporate Governance Matters — With respect to corporate governance matters that typically include poison pills, golden parachutes, greenmail, supermajority voting, dual class voting and classified boards, CEP generally votes against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment.
Shareholder Matters — CEP generally considers shareholder proposals (such as annual election of directors, anti-poison pill, anti-greenmail, confidential voting, and cumulative voting) on a case-by-case basis in order to determine the position that best represents the financial interest of the Fund.
DISTRIBUTION AND SHAREHOLDER SERVICE PLANS
          The Trust has adopted for the Class A, Class B and Class C shares of the Funds the Class A Distribution Plan, Class B Distribution Plan and Class C Distribution Plan under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (each a “Plan” or “Distribution Plan” and collectively, the “Plans”). The Plans of each of the Funds were adopted by the Board, including a majority of the Trustees who were not “interested persons” (as defined in the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Distribution Plans or in any agreement related to the Distribution Plans (the “Qualified Trustees”).
          The Board approved the continuation of the Class A Distribution Plan and the adoption of the Class C Distribution Plan to stimulate sales of shares of the Funds in the face of competition from a variety of other investment companies and financial products, in view of the potential advantages to shareholders of the Funds of continued growth of the asset bases of the Funds (including greater liquidity, more investment flexibility and possible achievement of greater economies of scale) and to compensate persons providing non-distribution services to shareholders of the Funds. The Board approved the continuation of the Class B Distribution Plan after considering a variety of factors, including, among others, the continuing benefits of the Plan to the holders of the Trust’s Class B shares, the expectations of the Trust’s Class B shareholders, the importance to the Trust of the continued services of Foreside and the Adviser, the amounts expended for distribution services by Foreside which have not previously been reimbursed to it, the reasonable expectations of Foreside, and the adverse impact of termination of the Plan. Citi has entered into an arrangement with FEP, L.P. to provide financing for payment of commissions on sales of Class B shares issued by the Trust.

     The Class A Distribution Plan provides that Foreside is entitled to receive from each Fund a fee in an amount not to exceed on an annual basis 0.40% of the average daily net asset value of the Fund attributable to the Fund’s Class A shares. The Class B and C Distribution Plan each provide that Foreside is entitled to receive from each Fund a fee in an amount not to exceed on an annual basis 1.00% of the average daily net asset value of the Fund attributable to the Fund’s Class B and C shares, respectively. The distribution fee compensates Foreside for the following: (a) payments Foreside makes to banks and other institutions and industry professionals, such as broker/dealers, including Foreside and its affiliates or subsidiaries, pursuant to agreements in connection with providing sales and/or administrative support services to the holders of a Fund’s Class A, B and C shares; and (b) payments to financial institutions and industry professionals (such as insurance companies, investment counselors, and Foreside’s affiliates and subsidiaries) for distribution services provided and expenses assumed in connection with distribution assistance, including, but not limited to, printing and distributing prospectuses to persons other than current Class A, B and C shareholders of a Fund, printing and distributing advertising and sales literature and reports to Class A, B and C shareholders in connection with the sale of a Fund’s shares, and providing personnel and communication equipment used in servicing shareholder accounts and prospective Class A, B and C shareholder inquiries. In addition, up to 0.25% of the average daily net assets of a Fund’s Class A, B or C shares may be used for shareholder servicing. This service fee will be used for services provided and expenses incurred in maintaining shareholder accounts, responding to shareholder inquiries and providing information to shareholders or their customers who beneficially own shares. Services for which broker-dealers and service providers may be compensated include establishing and maintaining customer accounts and records; aggregating and processing purchase and redemption requests from customers; placing net purchase and redemption orders with Foreside; automatically investing customer account cash balances; providing periodic statements to customers; arranging for wires; answering customer inquiries concerning their investments; assisting customers in changing dividend options, account designations, and addresses; performing sub-accounting functions; processing dividend payments from the Trust on behalf of customers; and forwarding shareholder communications from the Trust (such as proxies, shareholder reports, and dividend distribution and tax notices) to these customers with respect to investments in the Trust.
          Small Cap Fund has suspended payment of 12b-1 fees in connection with distribution-related services for Class B shares, as well as the assessment of contingent deferred sales charges upon redemption of its Class B shares, as it has reached the maximum amount of those fees and charges permitted by FINRA rules. Until those payments and assessments can resume, the Asset Management Group will make certain payments to parties who otherwise would have received compensation under the Fund’s Class B Distribution Plan. Small Cap Fund Class B shares may continue to pay shareholder servicing fees in connection with the personal, ongoing servicing of shareholder accounts of such shares. This payment will be calculated and payable monthly at the annual rate of up to 0.25% of the value of the average daily net assets of Small Cap Fund’s Class B shares.
          Citi, either directly or through an affiliate, has agreed to use its fee revenue, past profits, or other resources to finance any fees payable to broker-dealers or other entities upon the sale of Class C shares, and will be reimbursed from the Class C Distribution Plan fees set forth above. These fees payable may include the advance of concession payments of 1.00% to dealers for sales of Class C shares.
          The Funds are contractually limiting the 12b-1 fee for Class A shares to 0.25% of the average daily net asset value attributable to Class A shares through November 30, 2009. The distribution fees are paid to Foreside only to compensate or reimburse it for actual payments or expenses incurred as described above. The distribution fees paid by the Funds to Foreside for services provided under the Class A, Class B and Class C Distribution Plans for the fiscal year ended July 31, 2009, restated to reflect fee waivers, are set forth in the table below:

Aggregate Distribution Fees Paid
for Fiscal Year Ended July 31, 2009
(after waiver)

	Class A		Class B		Class C
	Retained	Paid	Retained	Paid	Retained	Paid
	by	To	by	To	by	To
Fund	Foreside	Others	Foreside	Others	Foreside	Others

New Asia Growth Fund	$424	$7,038	$4	$688	$40	$3,879
International Stock Fund	$292	$2,219	$6	$635	$9	$2,739
Small Cap Fund	$4,034	$173,213	$58	$2,033	$2,386	$94,542
Mid-Cap Fund	$201	$755	—	—	$12	$2,125
Growth Stock Fund	$932	$14,922	$122	$10,107	$53	$8,193
Growth and Income Fund	$565	$9,476	$53	$5,048	$62	$7,957
Value Fund	$705	$3,373	$15	$3,139	$52	$8,309
High Grade Core Fixed Income Fund	$609	$6,937	$26	$7,056	$31	$7,223
Tax-Free Securities Fund	$3,192	$9,741	$25	$5,547	$111	—
High Grade Short Intermediate Fixed Income Fund	$252	$2,347	—	—	($365)	$4,946
Tax-Free Short Intermediate Securities Fund	$216	$3,461	—	—	$108	—
U.S. Government Short Fixed Income Fund	$23	$5,569	$17	$3,659	$4	$10,131
          Each Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees of the Trust and the Qualified Trustees. Each Distribution Plan may be terminated at any time with respect to any Fund, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the appropriate class of the Fund. A Distribution Plan may not be amended to increase materially the amounts payable thereunder by a Fund without the approval of a majority of the outstanding voting securities of the appropriate class of the Fund, and no material amendment to the Distribution Plans may be made except by a majority of both the Trustees of the Trust and the Qualified Trustees.
Administrative Services
     The Funds may participate in “fund supermarkets” and other programs in which a third-party financial intermediary maintains records of indirect beneficial ownership interests in the Funds. These programs include any type of arrangement through which investors have an indirect beneficial ownership interest in the Funds via omnibus accounts, bank common or collective trust funds, employee benefit plans or similar arrangements (each a “financial intermediary account”). Under these programs, the Trust, on behalf of the Funds, may enter into administrative services agreements with financial intermediaries pursuant to which the financial intermediaries will provide transfer agency, administrative services and other services with respect to the financial intermediary accounts. These services may include, but are not limited to, shareholder record set-up and maintenance, account statement preparation and mailing, transaction processing and settlement and account level tax reporting. Depending on the arrangements, the Funds, the Adviser, Bank of Hawaii and/or Foreside may compensate such financial intermediaries or their agents directly or indirectly for such services.
     For these services, each financial intermediary may be paid (i) a fee based on average daily net assets of each Fund that are invested in such Fund through the financial intermediary account (which may be paid as a servicing fee under a 12b-1 Plan adopted by the Funds with respect to a particular Class of shares), (ii) an annual fee that may vary depending upon the assets in the financial intermediary account, and/or (iii) minimum account fees. Should the Board determine that some or all of a fee payment is for distribution efforts on behalf of the Funds, such fees would not be authorized unless approved and paid in compliance with a 12b-1 Plan adopted by the Funds.
     The financial intermediary may impose other account or service charges to a Fund or directly on account holders. Please refer to information provided by the financial intermediary for additional information regarding such charges.
CALCULATION OF YIELD
Performance Evaluation
     From time to time, each of the Funds may advertise its historical performance. An investor should keep in mind that any return or yield quoted represents past performance and is not a guarantee of future results. The investment return and principal value of investments will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
Total Return
     The Funds may advertise total return information. Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of one, five and ten years (or for the life of such Fund if shorter), calculated pursuant to the following formula which is prescribed by the SEC:

	P(1+T)[n]	=	ERV
Where:	P	=	a hypothetical initial investment of $1,000.
	T	=	average annual total return.
	n	=	number of years.
     ERV = ending redeemable value of a hypothetical $1,000 investment made at the beginning of the 1-, 5-, or 10-year periods, at the end of such periods (or fractional portion).
     Such total return figures show the average annual percentage change in value of an investment in such Fund from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of such Fund’s shares and assume that any income dividends and/or capital gains distributions made by that Fund during the period were reinvested in shares of such Fund. When considering “average” total return figures for periods longer than one year, it is important to note that a Fund’s annual total return for any one year in the period might have been greater or less than the average for the entire period.
     Quotations of average annual total return after taxes on distributions and of average annual total return after taxes on distributions and redemptions will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund (after accounting for the payment of taxes on distributions and the payment of taxes on distributions and redemptions, respectively) over periods of one, five and ten years (or for the life of such Fund if shorter).
     Average annual total return after taxes on distributions is calculated pursuant to the following formula, which is prescribed by the SEC:

	P(1+T)[n]	=	ATVD
Where:	P	=	a hypothetical initial payment of $1,000.

T	=	average annual total return (after taxes on distributions).
n	=	number of years.
     ATVD = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption. Average annual total return after taxes on distributions and redemption is calculated pursuant to the following formula, which is prescribed by the SEC:

	P(1+T)[n]	+	ATVDR
Where:	P	=	a hypothetical initial payment of $1,000.
	T	=	average annual total return (after taxes on distributions and redemption).
	N	=	number of years.
     AVVDR = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of such periods (or fractional portion), after taxes on fund distributions and redemption.
     All after-tax returns are calculated using the historical highest individual; federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401 (k) plans or individual retirement accounts.
Yield
          The Funds may advertise certain yield information. As and to the extent required by the Commission, yield will be calculated based on a 30-day (or one month) period, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:
YIELD = 2((a-b/cd +1)6 - 1))
where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period. The net investment income of the Funds includes actual interest income, plus or minus amortized purchase discount (which may include original issue discount) or premium, less accrued expenses. Realized and unrealized gains and losses on portfolio securities are not included in the Funds’ net investment income. For purposes of sales literature, yield on Class A shares also may be calculated on the basis of the net asset value per share rather than the public offering price, provided that the yield data derived pursuant to the calculation described above also are presented.
          The tax-equivalent yield for the Tax-Free Funds also may be computed by dividing that portion of the yield of the Funds which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Funds that is not tax-exempt.
          The yields for the Funds will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and do not provide a basis for determining future yields because they are based on historical data. Yield is a function of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to the Funds.
          In addition, investors should recognize that changes in the net asset values of shares of the Funds will affect the yields of such Funds for any specified period, and such changes should be considered together with a Fund’s yield in ascertaining the Fund’s total return to shareholders for the period. Yield information for the Funds may be useful in reviewing the performance of the Funds and for providing a basis for comparison with investment alternatives. The yield of a Fund, however, may not be comparable to the yields from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield.
DETERMINATION OF NET ASSET VALUE
          Net asset value per share of the Class A, Class B, Class C and Class Y shares for each Fund is determined on each day that the New York Stock Exchange (the “Exchange”) is open for trading and any other day (other than a day on which no Shares of that Fund are tendered for redemption and no order to purchase shares is received) during which there is sufficient trading in the Fund’s portfolio securities that the Fund’s net asset value per share might be materially affected. The Exchange is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and Good Friday.
          Securities for which market quotations are readily available are valued at latest reported prices. Securities for which the primary market is a national securities exchange are valued at last reported sale prices. Securities traded on the National Association of Securities Dealers Automated Quotations National Market System are valued at the NASDAQ Official Closing Price. In the absence of any sale of such securities on the valuation date and in the case of other securities, including U.S. Government securities but excluding money market instruments maturing in 60 days or less, the valuations are based on the mean between the bid and asked prices. Money market instruments and other debt securities maturing in 60 days or less are valued at amortized cost. Futures contracts and options listed on a national exchange are valued at the last sale price on the exchange on which they are traded at the close of the Exchange or, in the absence of any sale on the valuation date, at mean between the bid and asked prices. Options not listed on a national exchange are valued at the mean between the bid and asked prices. Quotation of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the current rate obtained from a recognized bank or dealer. Foreign currency exchange contracts are valued at the current cost of covering or offsetting such contracts.
          In all cases, bid prices are furnished by reputable independent pricing services approved by the Board. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.
          All other securities and other assets of the Funds for which current market quotations are not readily available are valued at fair value as determined in good faith and in accordance with procedures adopted by the Board. These procedures delegate such determinations to a Pricing Committee comprised of officers of the Asset Management Group and officers of the Trust, subject to ratification by the Board at their next regular meeting (or more frequently if there is a significant valuation issue). The procedures require the Asset Management Group or relevant Sub-Adviser to determine an appropriate methodology for determining the fair value of such a security, subject to approval and regular monitoring by the Committee. Such methodologies may include, among other things, the cost of the security to a Fund; traditional valuation methods such as earning multiples, yield to maturity, and discounts from similar freely tradable securities; and assessments of matters such as the issuer’s fundamental condition, market conditions, valuation of companies in the same or similar industries, values used by other holders and analysts, size of the Fund’s position, recent trades of the same type or class of the issuer’s securities, outstanding offers to purchase the securities, and prospects for registration of restricted securities.
          When the closing price of a foreign security is not an accurate representation of value as a result of events that have occurred after the closing of the primary foreign exchange and prior to the time the Funds’ net asset value per share is calculated (a “Significant Event”), then a market quotation is deemed to not be readily available and the fair value of affected securities will be determined by consideration of other factors by the Pricing Committee. An example of a frequently occurring Significant Event is a significant movement in the U.S. equity markets. The Board may predetermine the level of such a movement that will constitute a Significant Event (a “Trigger”) and preauthorize the Trust’s Accounting Agent to utilize a pricing service authorized by the Board (a “Fair Value Pricing Service”) that has been designed to determine a fair value for the affected securities. On a day when a Fair Value Pricing Service is so utilized, the Trust’s Pricing Committee need not meet. The Pricing Committee, however, will determine the fair value of securities affected by a Significant Event where either (i) the Pricing Committee has not authorized the use of a Fair Value Pricing Service, or (ii) the Significant Event is other than a movement in the U.S. equity markets that qualifies as a Trigger.
PURCHASE OF SHARES
          Reference is made to “Purchasing and Adding to Your Shares” in the Prospectuses for certain information as to the purchase of Fund shares. The various sales charge reductions and waivers described in the Prospectuses have been implemented to reflect the economies of scale associated with distribution activities as the amount of a sale increases, and to reflect the lower level of such activities necessary for sales to persons who are members of organized groups, participants in retirement plans, or associated with the Trust and its affiliates.
          At the Distributor’s discretion various sales charge reductions and waivers are available to certain qualified groups. A qualified group is a group or association or a category of purchasers which (i) is represented by a fiduciary, professional or other representative (other than a registered broker-dealer); (ii) satisfies uniform criteria which enable the Distributor to realize economies of scale in its costs of distributing shares; (iii) gives its endorsement or authorization to an investment program to assist solicitation of its membership by a broker or dealer; and (iv) complies with the conditions of purchase in any agreement entered into between the Trust and the group, representative, broker or dealer.
          Included within the qualified groups that are eligible for sales charge waivers are the following:
•	Current and retired trustees, directors, employees, and family members of such trustees, directors and employees of the Trust, the Asset Management Group and its affiliates or any other organization that provides services to the Trust.

•	Investors for whom the Asset Management Group or one of its affiliates acts in a fiduciary, advisory, custodial, agency or similar capacity.

•	Investors who purchase shares of a Fund through a retirement related payroll deduction plan, a 401(k) plan, a 403(b) plan, or a similar plan, which by its terms permits purchases of shares.

•	Investment advisers, financial planners and retirement plan administrators and wrap fee program sponsors who place trades for their own accounts or the accounts of their clients and who charge a management consulting or other fee for their services.

•	Clients of investment advisers, financial planners and retirement plan administrators and wrap fee program sponsors who place trades for their own accounts if the accounts are linked to the master account of such investment advisers, financial planners and retirement plan administrators and wrap fee program sponsors on the books and records of the broker, agent, investment adviser or financial institution.

•	Other investment companies distributed by the Distributor.

•	Investors who purchase shares with the proceeds from the redemption of Class Y shares of the Trust.

•	Investors who purchase Fund shares through investment professionals who place trades for their own accounts or the accounts of their clients, and who charge such clients a management, consulting, advisory, or other fee for their services.
          At the time of purchase, you must furnish the Transfer Agent, either directly or through a broker or dealer, with information sufficient to permit it to verify that the purchase qualifies for a reduced sales charge.
          A Fund may offer up to four classes of shares: Shares of Class A are sold with an initial sales charge, shares of Class B and Class C are sold with a contingent deferred sales charge (“CDSC”) and shares of Class Y are sold to eligible investors without a sales charge. Class A, Class B and Class C shares each have exclusive voting rights with respect to the Distribution Plan adopted with respect to such Class. Class B shares automatically convert to Class A shares after approximately eight years. The offering of Class B shares and Class C Shares by all Funds have been suspended since June 1, 2003 and May 1, 2009, respectively (except for reinvestment of Class B and Class C share dividends and exchanges of existing Class B and Class C shares between Funds). The suspensions will remain in effect until further notice.
Class Y Shares
          Class Y shareholders of any Fund who terminate their qualified trust account, employee benefit account or other qualifying relationship with an institution are no longer eligible to make additional investments in the Fund’s Class Y shares. The Board has approved an automatic conversion feature whereby Class Y shares held by shareholders who have terminated their qualifying relationship on or after February 15, 1997 will be converted to Class A shares of the same Fund on the basis of the relative net asset values of the shares of the two classes on the conversion date, without incurring any fee, sales load or other charge. As Class A shareholders in a Fund, such former Class Y shareholders will be able to reinvest dividends and distributions relating to their share holdings, but will be subject to the higher expenses associated with Class A shares. A conversion of Class Y shares for Class A shares will be a tax-free transaction for any Class Y shareholder involved in such conversion. Class Y shareholders who plan to terminate their qualified trust account, employee benefit account or other qualifying relationship and who do not wish to have their holdings converted to Class A shares may redeem their shares.
          Class Y shareholders whose qualified trust account, employee benefit account or other qualifying relationship was terminated prior to February 15, 1997 are permitted to remain as Class Y shareholders. However, such shareholders may not make additional purchases of Class Y shares, nor may they reinvest dividends and distributions in respect of their Class Y shareholdings.
Specimen Price Mark-Up
          Under the current distribution arrangements between the Funds and the Distributor, Class A shares of New Asia Growth Fund, International Stock Fund, Small Cap Fund, Mid-Cap Fund, Growth Stock Fund, Growth and Income Fund and Value Fund are sold at a maximum sales charge of 5.25%. Class A shares of Tax-Free Securities Fund and High Grade Core Fixed Income Fund are sold at a maximum sales charge of 4.00%. Class A shares of High Grade Short Intermediate Fixed Income Fund, Tax-Free Short Intermediate Securities Fund and U.S. Government Short Fixed Income Fund are sold at a maximum sales charge of 2.25%. Class B, Class C and Class Y shares are sold at net asset value. Using the Growth Stock Fund’s net asset value at July 31, 2009, an example of the determination of the maximum offering price of the Fund’s shares is as follows:

Class A
Net asset value	$7.16
Maximum sales charge (5.25% of offering price)	$0.40
Offering price to public	$7.56

Class B
Net asset value and offering price to public	$6.56

Class C
Net asset value and offering price to public	$6.56

Class Y
Net asset value and offering price to public	$7.40
REDEMPTION OF SHARES
          The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Trust uses the following procedures to process telephone redemptions: (1) obtaining some or all of the following information: account number, name(s), social security number registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner.
Redemption in Kind
          The Trust intends to pay in cash for all shares of a Fund redeemed, but the Trust reserves the right to make payment wholly or partly in shares of readily marketable investment securities. In such cases, a shareholder may incur brokerage costs in converting such securities to cash and will bear any market risks associated with such securities until they are converted into cash. However, the Trust has elected to be governed by the provisions of Rule 18f-1 under the 1940 Act, pursuant to which it is obligated to pay in cash all requests for redemptions by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Trust at the beginning of such period.
PORTFOLIO TRANSACTIONS
          The Trust has no obligation to deal with any broker-dealer or group of broker-dealers to execute transactions in its portfolio securities. In connection with its duties to arrange for the purchase and sale of each Fund’s portfolio securities, the Asset Management Group and the Funds’ Sub-Advisers select such broker-dealers (“Broker-Dealers”) as will, in their judgment, implement the policy of the Trust to achieve quality execution at favorable prices through responsible Broker-Dealers, and in the case of agency transactions, at competitive commission rates. The Asset Management Group and the Funds’ Sub-Advisers deal directly with the selling or purchasing principal or market maker without incurring brokerage commissions unless they determine that better price or execution may be obtained by paying such commissions.
          In allocating transactions to Broker-Dealers, the Asset Management Group and the Funds’ Sub-Advisers are authorized to consider, in determining whether a particular Broker-Dealer will provide best execution, the Broker-Dealer’s reliability, integrity, financial condition and risk in positioning the securities involved, as well as the difficulty of the transaction in question, and thus need not pay the low est spread or commission where it is believed that another Broker-Dealer would offer greater reliability or provide a better price or execution. In addition, although a higher commission is commonly not paid to brokers who supply brokerage and research services, the

Funds’ Sub-Advisers have each adopted a brokerage allocation policy in reliance on Section 28(e) of the Securities and Exchange Act of 1934, permitting them to cause a Fund to pay commission rates in excess of those another Broker-Dealer would have charged if the relevant Sub-Adviser determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the Broker-Dealer, viewed either in terms of the particular transaction or the Sub-Adviser’s overall responsibilities as to the accounts over which it exercises investment discretion.
          Prior to June 30, 2007, the Asset Management Group had a brokerage allocation policy in place similar to those of the Funds’ Sub-Advisers, as described herein, which also relied on Section 28(e) of the Securities and Exchange Act of 1934. However, with the day-to-day investment management of all equity Funds having been delegated to the Sub-Advisers, the Adviser does not place equity trades, so its brokerage allocation practices no longer take into consideration Section 28(e) requirements.
          For purposes of Section 28(e), “research” means advice, analysis and reports used to provide lawful and appropriate assistance to a Sub-Adviser in making investment decisions for its clients. The types of research a Sub-Adviser may acquire include reports on or other information about particular companies or industries; economic data such as unemployment reports, inflation rates or gross domestic product figures; financial publications relating to the subject matter of Section 28(e); portfolio evaluation services, and financial database software and services. The types of brokerage services a Sub-Adviser may use include execution clearing and settlement services; exchange of messages among brokers, custodians and institutions; and communication services related to the execution, clearing and settlement of securities transactions and other incidental services. The safe harbor is not available for transactions effected on a principal basis, with a markup or markdown paid to the broker-dealer, other than certain riskless principal transactions. In circumstances where a Sub-Adviser receives products or services that are used for certain administrative purposes, a “good faith” allocation analysis is performed to determine the amount that should be paid in hard dollars by a Sub-Adviser.
          To the extent applicable, each Sub-Adviser periodically assesses the contribution of the brokerage and research services provided by the Broker-Dealers, and whether the Broker-Dealers are providing best execution, and attempts to allocate a portion of its brokerage business in response to these assessments. Research analysts, counselors, and various investment committees each seek to evaluate the quality of the brokerage and research services they receive from Broker-Dealers and make judgments as to the level of business which would recognize such services. In addition, Broker-Dealers sometimes suggest a level of business they would like to receive in return for the various brokerage and research services they provide. Actual brokerage received by any firm may be less than the suggested allocations but can, and often does, exceed the suggestions, because the total business is allocated on the basis of all the considerations described above. This may lead to carry over soft dollar credits that will be incorporated in the subsequent years’ soft dollar tracking. The Sub-Advisers will determine when to use soft dollars based on research needs to provide maximum client account benefit. In no case is a Broker-Dealer excluded from receiving business from a Sub-Adviser because it has not been identified as providing research services.
          The Asset Management Group and each Sub-Adviser have a fiduciary duty to achieve best execution for every trade. In order to determine best execution, the SEC has stated that “a money manager should consider the full range and quality of a Broker’s services in placing brokerage including, among other things, the value of research provided as well as execution capability, commission rate, financial responsibility and responsiveness to the money manager.” The Asset Management Group and each Sub-Adviser have adopted best execution policies and procedures designed to ensure each is achieving the most favorable execution terms reasonably available given the specific circumstances of each trade.
          Brokerage and research services provided by Broker-Dealers may be used to service any or all of the clients of the Asset Management Group or the Sub-Advisers and/or may be used in connection with accounts other than those that pay commissions to the Broker-Dealer providing the brokerage and research services.

          Purchases and sales of debt securities are usually principal transactions. Each of the Funds may also purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, debt securities, taxable money market securities and over the counter equities are traded on a net basis and do not involve brokerage commissions. The cost of executing these securities transactions will consist primarily of dealer spreads and underwriting commissions. However, the Funds may use dealers to trade such securities on an agency basis for a stated commission in order to achieve better price and execution
          Purchases and sales of equity securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. In the over-the-counter market, securities are traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. However, the Funds may use dealers to trade such securities on an agency basis for a stated commission in order to achieve better price and execution. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount.
          Although the Adviser and Sub-Advisers make investment decisions for the Trust independently from those of their other accounts, investments of the kind made by the Funds may often also be made by such other accounts. When the Adviser or a Sub-Adviser buys or sells the same security at substantially the same time on behalf of the Funds and one or more other accounts managed by the Adviser or Sub-Adviser, the Adviser or Sub-Adviser allocates available investments by such means as, in its judgment, result in fair treatment. The Adviser or Sub-Adviser may aggregate orders for purchases and sales of securities of the same issuer on the same day among the Funds and its other managed accounts, and the price paid to or received by the Funds and those accounts is the average obtained in those orders. In some cases, such aggregation and allocation procedures may affect adversely the price paid or received by the Funds or the size of the position purchased or sold by the Funds.
          Certain broker-dealers may be affiliates of either the Adviser or a Sub-Adviser (“Affiliated Brokers”). The Asset Management Group prohibits trading with its Affiliated Broker. Each of the Sub-Advisers believes that it is in the best interests of the Funds for which it acts to have the ability to execute brokerage transactions, when appropriate, through Affiliated Brokers. However, brokerage transactions on behalf of such Funds through Affiliated Brokers will only be executed when appropriate and to the extent consistent with applicable laws and regulations. In such cases, the Affiliated Brokers will act as agent for the Fund, and the Sub-Adviser will not enter into any transaction on behalf of the Funds in which an Affiliated Broker is acting as principal for its own account. In connection with such agency transactions, the Affiliated Brokers will receive compensation in the form of brokerage commissions separate from any advisory or sub-advisory fee.
          As a result of its investment policies, each Fund may engage in a substantial number of portfolio transactions. A high turnover rate for a Fund’s portfolio involves correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne directly by the Fund. The portfolio turnover rate will not be a limiting factor when the Adviser or a Sub-Adviser deems portfolio changes appropriate.
          For the fiscal years ended July 31, 2009, July 31, 2008 and July 31, 2007, purchase and sale transactions by U.S. Government Short Fixed Income Fund, High Grade Short Intermediate Fixed Income Fund, High Grade Core Fixed Income Fund, Tax-Free Securities Fund and Tax-Free Short Intermediate Securities Fund did not involve brokerage commissions. The total brokerage commissions paid by the other Funds for the fiscal years ended July 31, 2009, July 31, 2008, and July 31, 2007, are set forth in the table below:

		Brokerage Commissions Paid by Certain Funds
	Total Commissions	Total Commissions	Total Commissions
	Paid for Fiscal Year	Paid for Fiscal Year	Paid for Fiscal Year
Fund	Ended July 31, 2009*	Ended July 31, 2008*	Ended July 31, 2007*
New Asia Growth Fund	$87,962	$226,128	$167,353
International Stock Fund	$171,011	$341,942	$306,300
Small Cap Fund	$612,974	$940,640	$1,581,240
Mid-Cap Fund	$86,409	$116,526	$118,575
Growth Stock Fund	$130,616	$143,728	$441,474
Growth and Income Fund	$116,768	$105,866	$385,866
Value Fund	$159,717	$163,456	$393,830

*	Any material differences between the commissions paid during the past fiscal year and the two preceding fiscal years are due to a variety of factors including, among others, changes in the Funds’ investment sub-advisers, changes in equity management staff and cash flows into and out of Funds.
          The amount of soft dollar credits as a percentage of total portfolio commissions and total commissions paid to firms which provided research, statistical, or other services to the Asset Management Group and the Sub-Advisers in connection with the management of the Funds, for the fiscal year ended July 31, 2009 are set forth below:

	Soft Dollars as a
	Percentage of Total	Total Commissions Paid to Providers of	Amount of
Fund*	Portfolio Commissions	Research, Statistical and Other Services	Transactions
Small Cap Fund
Mellon	0.00	0.00	0.00
Nicholas-Applegate	11.59%	$115,066	$236,554,737.75
Wellington Management	.05%	$10,138	$10,359,114
Mid-Cap Fund	14.55%	$43,084.24	$50,428,689.71
Growth Stock Fund*	20.35%	61,966.81	$81,779,658.22
Growth and Income Fund*	14.47%	$41,969.11	$52,307,497.46
Value Fund*	18.90%	$68,313.86	$71,531,530.22

*	CEP (which replaced BIP as the Mid-Cap Fund’s Sub-Adviser effective October 10, 2006) has soft dollar arrangements with certain firms that provide research, statistical, and related services and, for the fiscal year ended July 31, 2010, CEP may receive certain soft dollar credits in connection with management of the Mid-Cap Fund.
          During the fiscal year ended July 31, 2009, the Funds, except as indicated below, did not acquire securities of their regular broker-dealers* or of their parents, as such terms are defined in Rule 10b-1 under the 1940 Act.
          The table below contains the aggregate value of securities of the Funds’ regular broker-dea1ers (or the parent of the regular broker-dealers) held by the Funds as of the fiscal year ended July 31, 2009.

Aggregate Value of Securities of each Regular Broker or Dealer
Regular Broker-Dealer	(or its Parent) held by Fund
International Stock Fund
Credit Suisse First Boston	$1,248,837
Growth Stock Fund
Goldman Sachs	$1,321,097
Bank of America	$218,892
Growth and Income Fund
Morgan Stanley	$960,450
Bank of America Corp.	$822,324
Goldman Sachs	$1,443,572
JP Morgan Chase & Co.	$1,769,204
Small Cap Fund
Bank of New York	$1,052,444
Goldman Sachs	$1,067,982
Morgan Stanley	$116,850
Bank of New York	$177,710
JP Morgan Chase & Co.	$2,458,101
Value Fund
Bank of America	$1,435,325
Jefferies & Co.	$178,308
High Grade Core Fixed Income Fund
Merrill Lynch	$3,361,927
Morgan Stanley	$1,410,585
High Grade Short Intermediate Fixed Income Fund
Morgan Stanley	$627,703
JP Morgan Chase & Co.	$104,244
Bank of New York	$51,899
Goldman Sachs	$48,148
Bank of America	$109,041

*	“Regular Broker-Dealers” are defined by the SEC as: (a) one of the 10 brokers or dealers that received the greatest dollar amount of brokerage commissions by virtue of direct or indirect participation in the company’s portfolio transactions during the company’s most recent fiscal year; (b) one of the 10 brokers or dealers that engaged as principal in the largest dollar amount of portfolio transactions of the investment company during the company’s most recent fiscal year; or (c) one of the 10 brokers or dealers that sold the largest dollar amount of securities of the investment company during the company’s most recent fiscal year.
FEDERAL AND HAWAIIAN TAX INFORMATION
          The Prospectus describes generally the federal and certain Hawaiian tax treatment of distributions by the Funds. This section of the SAI includes certain additional information concerning federal and Hawaiian income taxes.
          The following is only a summary of certain tax considerations related to investment in the Funds, and shareholders should consult their own tax advisors about the application of federal, state, local and foreign tax law in light of their particular situation.

Federal Tax Information
          Each Fund is treated as a separate entity for U.S. federal income tax purposes. Each Fund has elected to be treated, and has qualified and intends to continue to qualify each year, as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification as a regulated investment company generally requires, among other things, that (a) at least 90% of each Fund’s annual gross income be derived from interest, payments with respect to certain securities loans, dividends, gains from the sale or other disposition of securities or options thereon, and certain related income; and (b) each Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund’s assets is represented by cash, U.S. Government securities, securities of other regulated investment companies and other securities, with such other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund’s assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies), of two or more issuers which the Fund controls (i.e., owns, directly or indirectly, 20% of the voting stock) and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or of one or more qualified publicly traded partnerships. As regulated investment companies, the Funds will not be subject to federal income tax on their net investment income and net capital gains distributed to their shareholders, provided that they distribute to their shareholders at least the sum of 90% of their “investment company taxable income” as that term is defined in the Code but computed without regard to the deduction for dividends paid and 90% of the excess of their gross tax-exempt interest income earned in each year over certain disallowed deductions.
          For purposes of the 90% income test, the character of income earned by certain entities in which a Fund invests that are not treated as corporations for U.S. federal income tax purposes (e.g., partnerships other than certain publicly traded partnerships or trusts that have not elected to be classified as corporations under the check-the-box regulations) will generally pass through to the Fund. Consequently, in order to qualify as a regulated investment company, a Fund may be required to limit its equity investments in such entities that earn fee income, rental income or other nonqualifying income.
          If a Fund meets such distribution requirements, but chooses to retain some portion of its taxable income or gains, it generally will be subject to U.S. federal income tax at regular corporate rates on the amount retained. A Fund may designate certain amounts retained as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the federal income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their liabilities and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.
          If, for any taxable year, a Fund does not qualify as a regulated investment company or does not satisfy the 90% distribution requirement, it will be treated as a U.S. corporation subject to U.S. federal income tax, thereby subjecting any income earned by the Fund to tax at the corporate level and to a further tax at the shareholder level when such income is distributed.
          A 4% nondeductible excise tax will be imposed on each Fund to the extent it does not meet certain minimum distribution requirements on a calendar year basis. This excise tax would not apply to tax-exempt income of the Tax-Free Funds, and exempt-interest dividends paid by the Tax-Free Funds likewise will not be taken into account in determining if the minimum distribution requirements have been met.. For this purpose, any income or gain retained by a Fund that is subject to tax will be considered to have been distributed by year-end. Each Fund intends to timely distribute substantially all of its net investment income and net capital gains and, thus, expects not to be subject to the excise tax.
          Although dividends generally will be treated as distributed when paid, any dividend declared by a Fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared. In addition, certain other distributions made after the close of a taxable year of a Fund may be “spilled back” and treated for certain purposes as paid by the Fund during such taxable year. In such case, shareholders generally will be treated as having received such dividends in the taxable year in which the distributions were actually made. For purposes of calculating the amount of a regulated investment company’s undistributed income and gain subject to the 4% excise tax described above, such “spilled back” dividends are treated as paid by the regulated investment company when they are actually paid.
          Dividend income distributed by a Fund to individual and certain other noncorporate shareholders will qualify for the maximum 15% U.S. federal income tax rate on dividends to the extent that such dividends are attributable to qualified dividend income. Qualified dividend income generally means dividend income received from a Fund’s investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations, provided that certain holding period and other requirements are met by both the Fund and the shareholders. Dividends received by a Fund from “real estate investment trusts” generally are not expected to qualify for treatment as qualified dividend income. If 95% or more of a Fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, that Fund may designate all distributions of such income as qualified dividend income.
          A foreign corporation is treated as a qualified foreign corporation for this purpose if it is incorporated in a possession of the United States or it is eligible for the benefits of certain income tax treaties with the United States and meets certain additional requirements. Certain foreign corporations that are not otherwise qualified foreign corporations will be treated as qualified foreign corporations with respect to dividends paid by them if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Passive foreign investment companies are not qualified foreign corporations for this purpose.
          A dividend that is attributable to qualified dividend income of a Fund that is paid by the Fund to a shareholder will not be taxable as qualified dividend income to such shareholder (1) if the dividend is received with respect to any share of the Fund held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share became ex-dividend with respect to such dividend, (2) to the extent that the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, or (3) if the shareholder elects to have the dividend treated as investment income for purposes of the limitation on deductibility of investment interest. The “ex-dividend” date is the date on which the owner of the share at the commencement of such date is entitled to receive the next issued dividend payment for such share even if the share is sold by the owner on that date or thereafter.
          Distributions by a Fund in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in its shares and any such amount in excess of that basis will be treated as gain from the sale of shares, as discussed below.
          Certain dividends received by a Fund from U.S. corporations (generally, dividends received by a fund in respect of any share of stock (1) with a tax holding period of at least 46 days during the 91-day period beginning on the date that is 45 days before the date on which the stock becomes ex-dividend as to that dividend and (2) that is held in an unleveraged position) and distributed and designated by the Fund may be eligible for the 70% dividends-received deduction generally available to corporations under the Code. Certain preferred stock must have a holding period of at least 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend as to that dividend in order to be eligible. Capital gain dividends distributed to a Fund from other regulated investment companies are not eligible for the dividends-received deduction. In order to qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their shares in the distributing Fund, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their Fund shares, and, if they borrow to acquire or otherwise incur debt attributable to Fund shares, they may be denied a portion of the dividends-received deduction with respect to those shares. The entire dividend, including the otherwise-deductible amount, will be included in determining the excess, if any, of a corporation’s adjusted current earnings over its alternative minimum taxable income, which may increase a corporation’s alternative minimum tax liability. Any corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its shares may be reduced, for U.S. federal income tax purposes, by reason of “extraordinary dividends” received with respect to the shares and the possibility that, to the extent such basis would be reduced below zero, current recognition of income may be required.
          Gains or losses on sales of portfolio securities by a Fund will generally be long-term capital gains or losses if the securities have been held by the Fund for more than one year, except in certain cases where a Fund acquires a put or writes a call thereon or otherwise engages in a transaction that “tolls” the Fund’s holding period. Other gains or losses on the sale of securities will be short-term capital gains or losses. Distributions from net capital gains (the excess of long-term capital gains over short-term capital losses), if any, that are designated as capital gain dividends by a Fund are taxable as long-term capital gains for U.S. federal income tax purposes without regard to the length of time the shareholder has held shares of the Fund. Capital gain dividends distributed by a Fund to individual and certain other noncorporate shareholders generally will qualify for reduced U.S. federal income tax rates (currently, a maximum rate of 15%, with lower rates applying to taxpayers in the 10% and 15% rate brackets) on long-term capital gains, subject to certain limited exceptions. A shareholder should also be aware that the benefits of the favorable tax rate applicable to long-term capital gains and qualified dividend income may be affected by the application of the alternative minimum tax to individual shareholders. Under current law, the reduced maximum 15% U.S. federal income tax rate on qualified dividend income and long-term capital gains will not apply in taxable years beginning after December 31, 2010.
          For U.S. federal income tax purposes, a Fund is permitted to carry forward a net capital loss for any year to offset its capital gains, if any, for up to eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they would not result in U.S. federal income tax liability to the Fund and may not be distributed as capital gains to shareholders. The Funds may not carry forward any losses other than net capital losses.
          At the time of an investor’s purchase of shares in a Fund, a portion of the purchase price may be attributable to realized or unrealized appreciation in the Fund’s portfolio or to undistributed taxable income of the Fund. Consequently, subsequent distributions by the Fund with respect to these shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor’s shares is, as a result of the distributions, reduced below the investor’s cost for such shares and the distributions economically represent a return of a portion of the investment.
          Redemptions and exchanges generally are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in shares of a Fund is properly treated as a sale for tax purposes, as the following discussion assumes, and to determine the tax treatment of any gains or losses recognized in such transactions. In general, if shares of a Fund are sold, the shareholder will recognize gain or loss equal to the difference between the amount realized on the sale and the shareholder’s adjusted basis in the shares. Such gain or loss generally will be treated as long-term capital gain or loss if the shares were held for more than one year and otherwise generally will be treated as short-term capital gain or loss. Any loss recognized by a shareholder upon the redemption, exchange or other disposition of shares with a tax holding period of six months or less will be disallowed to the extent of any exempt-interest dividends paid with respect to such shares, and any portion of such loss that exceeds the amount disallowed will be treated as a long-term capital loss to the extent of any amounts treated as distributions to the shareholder of long-term capital gain with respect to such shares (including any amounts credited to the shareholder as undistributed capital gains).
          No gain or loss will be recognized by a shareholder upon the conversion of Class B shares of a Fund to Class A shares of the same Fund.
          If a shareholder exchanges or otherwise disposes of shares of a Fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the Fund, or of a different fund, the sales charge previously incurred acquiring the Fund’s shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purpose of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other shares.
          Any loss realized by a shareholder on a redemption or exchange of shares of a Fund will be disallowed to the extent of other investments by that shareholder in the Fund (including those made pursuant to reinvestment of dividends and/or capital gain distributions) within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the disallowed portion of any loss generally would be included in the U.S. federal tax basis of the shares acquired in the other investments.
          Under Treasury regulations, if a shareholder recognizes a loss with respect to Fund shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single taxable year (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. Shareholders who own portfolio securities directly are in many cases excepted from this reporting requirement but, under current guidance, shareholders of regulated investment companies are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.
          Shareholders that are exempt from U.S. federal income tax, such as retirement plans that are qualified under Section 401 of the Code, generally are not subject to U.S. federal income tax on otherwise-taxable Fund dividends or distributions, or on sales or exchanges of Fund shares unless the Fund shares are “debt-financed property” within the meaning of the Code. However, in the case of Fund shares held through a non-qualified deferred compensation plan, Fund dividends and distributions other than exempt-interest dividends received by the plan and sales and exchanges of Fund shares by the plan generally are taxable to the employer sponsoring such plan in accordance with the U.S. federal income tax laws that are generally applicable to shareholders receiving such dividends or distributions from regulated investment companies.
          A plan participant whose retirement plan invests in a Fund, whether such plan is qualified or not, generally is not taxed on any Fund dividends or distributions received by the plan or on sales or exchanges of Fund shares by the plan for U.S. federal income tax purposes. However, distributions to plan participants from a retirement plan account generally are taxable as ordinary income, and different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

          Certain Funds may invest in or hold debt obligations of issuers not currently paying interest or that are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Funds. Federal income tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and interest and whether certain exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by a Fund, in the event it invests in or holds such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.
          If a Fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund generally must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, a Fund must distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid), including such accrued income, to qualify to be treated as a regulated investment company under the Code and avoid U.S. federal income and excise taxes. Therefore, a Fund may have to dispose of its portfolio securities, potentially under disadvantageous circumstances, to generate cash, or may have to borrow the cash, to satisfy distribution requirements. Such a disposition of securities may potentially result in additional taxable gain or loss to a Fund.
          Options written or purchased and futures contracts entered into by a Fund on certain securities, indices and foreign currencies, as well as certain forward foreign currency contracts, may cause the Fund to recognize gains or losses from marking-to-market even though such options may not have lapsed or been closed out or exercised, or such futures or forward contracts may not have been performed or closed out. The tax rules applicable to these contracts may affect the characterization of some capital gains and losses realized by the Fund as long-term or short-term. Certain options, futures and forward contracts relating to foreign currency may be subject to Section 988 of the Code, as described above, and accordingly may produce ordinary income or loss. Additionally, a Fund may be required to recognize gain if an option, futures contract, forward contract, short sale or other transaction that is not subject to the mark-to-market rules is treated as a “constructive sale” of an “appreciated financial position” held by the Fund under Section 1259 of the Code. Any net mark-to-market gains and/or gains from constructive sales may also have to be distributed to satisfy the distribution requirements referred to above even though the Fund may receive no corresponding cash amounts, possibly requiring the disposition of portfolio securities or borrowing to obtain the necessary cash. Such a disposition of securities may potentially result in additional taxable gain or loss to the Fund. Losses on certain options, futures or forward contracts and/or offsetting positions (portfolio securities or other positions with respect to which the Fund’s risk of loss is substantially diminished by one or more options, futures or forward contracts) may also be deferred under the tax straddle rules of the Code, which may also affect the characterization of capital gains or losses from straddle positions and certain successor positions as long-term or short-term. Certain tax elections may be available that would enable a Fund to ameliorate some adverse effects of the tax rules described in this paragraph. The tax rules applicable to options, futures, forward contracts and straddles may affect the amount, timing and character of a Fund’s income and gains or losses and hence of its distributions to shareholders.
          Currency transactions may be subject to Section 988 of the Code, which generally causes foreign currency gains or losses to be computed separately and treated as ordinary income or losses and which may affect the amount, timing and character of distributions to shareholders. Under Treasury regulations that may be promulgated in the future, any gains from such transactions that are not directly related to a Fund’s principal business of investing in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test.. The Funds will attempt to monitor Section 988 transactions to avoid an adverse tax impact.

          Income and dividends received by any of the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Any such taxes would, if imposed, reduce the yield on or return from those investments. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.
          Shareholders may be able to claim U.S. foreign tax credits with respect to such taxes, subject to certain conditions and limitations contained in the Code. For example, certain retirement accounts cannot claim foreign tax credits on investments in foreign securities held in the Funds.
          New Asia Growth Fund and International Stock Fund invest primarily in foreign securities. If more than 50% of either New Asia Growth Fund’s or International Stock Fund’s total assets at the close of any taxable year consist of stock or securities of foreign corporations, the qualifying Fund intends to elect to pass through to its shareholders their pro rata shares of qualified foreign taxes paid by the Fund for that taxable year. If a Fund so elects, its shareholders would be required to include such taxes in their gross incomes (in addition to the dividends and distributions they actually receive), would treat such taxes as foreign taxes paid by them, and as described below may be entitled to a tax deduction for such taxes or a tax credit, subject to a holding period requirement and other limitations under the Code.
          Qualified foreign taxes generally include taxes that would be treated as income taxes under U.S. tax regulations but do not include most other taxes, such as stamp taxes, securities transaction taxes, and similar taxes. If a Fund qualifies to make, and makes, the election described above, shareholders may deduct their pro rata portion of qualified foreign taxes paid by the Fund for that taxable year in computing their income subject to U.S. federal income taxation or, alternatively, claim them as credits, subject to applicable limitations under the Code, against their U.S. federal income taxes. Shareholders who do not itemize deductions for U.S. federal income tax purposes will not, however, be able to deduct their pro rata portion of qualified foreign taxes paid by a Fund, although such shareholders will be required to include their shares of such taxes in gross income if the Fund makes the election described above. No deduction for such taxes will be permitted to individuals in computing their alternative minimum tax liability.
          Because each of Growth and Income Fund, Growth Stock Fund, Small Cap Fund, Mid-Cap Fund, High Grade Core Fixed Income Fund, High Grade Short Intermediate Fixed Income Fund, Tax-Free Securities Fund and Tax-Free Short Intermediate Securities Fund is expected to limit its investment in foreign securities, these Funds do not expect to satisfy the requirements for passing through to their shareholders any share of foreign taxes paid by the Funds, with the result that shareholders will not include such taxes in their gross incomes and will not be entitled to a tax deduction or credit for such taxes on their own tax returns.
          If a Fund makes this election and a shareholder chooses to take a credit for the foreign taxes deemed paid by such shareholder, the amount of the credit that may be claimed in any year may not exceed the same proportion of the U.S. tax against which such credit is taken that the shareholder’s taxable income from foreign sources (but not in excess of the shareholder’s entire taxable income) bears to his entire taxable income. For this purpose, long- and short-term capital gains a Fund realizes and distributes to shareholders will generally not be treated as income from foreign sources in their hands, nor will distributions of certain foreign currency gains subject to Section 988 of the Code or of any other income realized by the Fund that is deemed, under the Code, to be U.S.-source income in the hands of the Fund. This foreign tax credit limitation may also be applied separately to certain specific categories of foreign-source income and the related foreign taxes. As a result of these rules, which may have different effects depending upon each shareholder’s particular tax situation, certain shareholders may not be able to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Fund. Shareholders who are not liable for U.S. federal income taxes, including tax-exempt shareholders, will ordinarily not benefit from this election. A shareholder that is a nonresident alien individual or a foreign corporation may be subject to U.S. withholding tax on the income resulting from such Fund’s election described in this paragraph but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. If New Asia Growth Fund or International Stock Fund makes the election, it will report annually to its shareholders the amount per share of any qualified foreign taxes. A Fund generally may deduct any foreign taxes that are not passed through to its shareholders in computing its income available for distribution to shareholders to satisfy applicable tax distribution requirements.
          If a Fund acquires any equity interest (under Treasury regulations that may be promulgated in the future, generally including not only stock but also an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations (i) that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or (ii) where at least 50% of the corporation’s assets (computed based on average fair market value) either produce or are held for the production of passive income (“passive foreign investment companies”), the Fund could be subject to U.S. federal income tax and additional interest charges on “excess distributions” received from such companies or on gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. A “qualified electing fund” election or a “mark to market” election may generally be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain (subject to the distribution requirements applicable to regulated investment companies, as described above) without the concurrent receipt of cash. In order to satisfy the distribution requirements and avoid a tax at the Fund level, a Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund. These investments could also result in the treatment of gains from the sale of stock of passive foreign investment companies as ordinary income. In order for a Fund to make a “qualified electing fund” election with respect to a “passive foreign investment company,” the passive foreign investment company would have to agree to provide certain tax information to the Fund on an annual basis, which it might not agree to do. The Funds may limit and/or manage their holdings in passive foreign investment companies to limit their tax liability or maximize their return from these investments.
Backup Withholding
          The Funds are required to withhold (as “backup withholding”) 28% of reportable payments, including dividends, capital gain distributions and the proceeds of redemptions and exchanges or repurchases of Fund shares, paid to shareholders who have not complied with certain IRS regulations. In order to avoid this withholding requirement, shareholders other than certain exempt entities must certify that the Social Security Number or other Taxpayer Identification Number they provide is their correct number and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. A Fund may nevertheless be required to backup withhold if it receives notice from the IRS or a broker that the number provided is incorrect or that backup withholding is applicable as a result of previous underreporting of interest or dividend income.
Foreign Shareholders
          The description of certain federal tax provisions above relates only to U.S. federal income tax consequences for shareholders who are U.S. persons, i.e., generally, U.S. citizens or residents or U.S. corporations, trusts or estates, and who are subject to U.S. federal income tax and hold their shares as capital assets. Under the Code, amounts treated as ordinary dividends (including distributions of short-term capital gains) paid by a Fund to an investor other than a U.S. person will be subject to U.S. withholding tax (at the rate of 30% or a lower treaty rate). For taxable years of a Fund beginning on or before December 31, 2009, certain dividends designated by the Fund as (i) interest-related dividends, to the extent such dividends are derived from the Fund’s “qualified net interest income,” or (ii) short-term capital gain dividends, to the extent such dividends are derived from the Fund’s “qualified short-term gain” are not subject to this U.S. withholding tax. “Qualified net interest income” is a Fund’s net income derived from U.S.-source interest and original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of the net short-term capital gain of a Fund for the taxable year over its net long-term capital loss, if any. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax. The withholding tax on investors other than U.S. persons will not apply if a dividend paid by a Fund to a foreign shareholder is “effectively connected” with a U.S. trade or business, in which case the reporting and withholding requirements applicable to U.S. citizens or domestic corporations will apply. Distributions of net capital gains derived by non-resident aliens or foreign entities that are not effectively connected with a U.S. trade or business are not subject to tax withholding, but in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax if the individual is physically present in the U.S. for more than 182 days during the taxable year (in which case the individual may be treated as a U.S. resident in any event).
Special Tax Considerations for The Tax-Free Funds
           Federal Tax Information
          The Code permits tax-exempt interest received by a Fund to flow through as “exempt-interest dividends” to the Fund’s shareholders, provided that the Fund qualifies as a regulated investment company and at least 50% of the aggregate value of the Fund’s assets at the close of each quarter consists of tax-exempt securities. Within 60 days after the close of its taxable year, each Tax-Free Fund will notify its shareholders of the portion of the dividends paid with respect to such taxable year which constitutes exempt-interest dividends. The aggregate amount of dividends so designated cannot exceed the excess of the amount of interest excludable from gross income under Section 103(a) of the Code received by such Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. The portion of total dividends paid by each of the Tax-Free Funds with respect to any taxable year that are exempt-interest dividends will be the same for all shareholders of the Fund receiving dividends during such year.
          The portion of a Fund’s dividends and distributions not designated as exempt-interest dividends will be taxable as described above. A Tax-Free Fund may from time to time invest a portion of its portfolio in taxable obligations and may engage in transactions generating gain or income that is not tax exempt, e.g., a Tax-Free Fund may purchase and sell non-municipal securities, sell or lend portfolio securities, enter into repurchase agreements, dispose of rights to when-issued securities prior to issuance, acquire debt obligations at a market discount, acquire certain stripped tax-exempt obligations or their coupons or enter into options and futures transactions. A Tax-Free Fund’s distributions of such gain or income will not be “exempt-interest dividends” and accordingly will be taxable.
          The Code treats interest on private activity bonds, as defined therein, as an item of tax preference subject to an alternative minimum tax on individuals and corporations at the applicable tax rates. Further, exempt-interest dividends are includable in adjusted current earnings in calculating corporate alternative minimum taxable income.
          Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Tax-Free Fund will not be deductible for U.S. federal income tax purposes to the extent it is deemed under the Code and applicable regulations to relate to exempt-interest dividends received from the Fund. As noted above, any loss realized by a shareholder upon the sale or redemption of shares of a Fund held less than six months is disallowed to the extent of any exempt-interest dividends received by the shareholder.
          A Tax-Free Fund may not be an appropriate investment for persons who are “substantial users” of facilities financed by industrial revenue or private activity bonds or persons related to substantial users.

Shareholders receiving social security or certain railroad retirement benefits may be subject to U.S. federal income tax on a portion of such benefits as a result of receiving exempt-interest dividends paid by a Tax-Free Fund.
          Shares of the Tax-Free Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R.10 plans and IRAs since such plans and accounts are generally tax-exempt and, therefore, would not benefit from the exempt status of dividends from such Funds. Such dividends would be ultimately taxable to the beneficiaries when distributed to them.
Hawaiian Tax Information
          The Tax-Free Funds, and dividends and distributions made by the Tax-Free Funds to Hawaii residents, will generally be treated for Hawaii income tax purposes in the same manner as they are treated under the Code for federal income tax purposes. If at the close of each quarter of a Tax-Free Fund’s taxable year at least 50% of the value of its total assets consists of obligations the interest on which, if such obligations were held by an individual, would be exempt from Hawaii personal income tax (under either the laws of Hawaii or of the United States), the Fund will be entitled to pay dividends to its shareholders which will be exempt from Hawaii personal income tax. Similar exemptions may be available in other states with regard to the portion of tax-exempt dividends attributable to interest exempt from state taxation under federal law. Under Hawaii law, however, interest derived from obligations of states (and their political subdivisions) other than Hawaii will not be exempt from Hawaii income taxation. (Interest derived from bonds or obligations issued by or under the authority of the following is exempt from Hawaii income taxation: Guam, Northern Mariana Islands, Puerto Rico, and the Virgin Islands.)
          Interest on Hawaiian Municipal Obligations, tax-exempt obligations of states other than Hawaii and their political subdivisions, and obligations of the United States or its possessions is not exempt from the Hawaii franchise tax. This tax applies to, among others, banks, building and loan associations, industrial loan companies, financial corporations, and small business investment companies.
          Persons or entities who are not Hawaii residents should not be subject to Hawaii income taxation on dividends and distributions made by the Trust but may be subject to other state and local taxes.
GENERAL INFORMATION
Capitalization
          The Trust was organized as a Massachusetts business trust on October 30, 1992, and currently consists of twelve separately managed series. The Board may establish additional series in the future. Each series has unlimited transferable shares of beneficial interest, with no par value. When issued in accordance with the terms and procedures described in their respective Prospectuses, shares of the Funds are fully paid, non-assessable and freely transferable.
          Each series may be comprised by up to four classes of shares — Class Y, Class A, Class B and Class C. The offering of Class B shares by all Funds was suspended effective June 1, 2003 (except for reinvestment of Class B share dividends and exchanges of existing Class B shares between Funds). The suspension will remain in effect until further notice.
          The Classes generally have identical rights with respect to the series of which they are a part, but there are certain matters which affect one class but not another. Currently, the only such matters are the existence of

Distribution and Shareholder Service Plans with respect to each of Class A, Class B and Class C shares but not Class Y shares, the absence of any sales load with regard to the purchase of the Class Y shares, and the fact that a salesperson or any other person entitled to receive compensation for selling or servicing Class A, Class B, Class C or Class Y shares may receive different compensation with respect to one such Class over another Class in the same Fund. Class A, Class B and Class C shares have different sales charges and other expenses which may affect performance. The Trust has a Prospectus for Class Y shares and separate Prospectus for Class A, B and C shares of various Funds. Prospectuses may be obtained by calling the telephone number listed on the first page of the Prospectus.
Voting
          Shareholders have the right to vote on the election of Trustees and on any and all matters as to which, by law or the provisions of the Declaration of Trust of the Trust, they may be entitled to vote. All shares of the Trust have equal voting rights and will be voted in the aggregate, and not by class or series, except where voting by class or series is required by law or where the matter involved affects only one class or series.
          When certain matters affect one class but not another, the shareholders will vote as a class regarding such matters. Subject to the foregoing, on any matter submitted to a vote of shareholders, all shares then entitled to vote will be voted separately by Fund unless otherwise required by the 1940 Act, in which case all shares will be voted in the aggregate. For example, a change in a Fund’s fundamental investment policies would be voted upon only by shareholders of the Fund involved. Additionally, approval of the advisory agreement is a matter to be determined separately by Fund. Approval by the shareholders of one Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other Funds to approve the proposal as to those Funds.
          As used in the Prospectuses and in this SAI, the term “majority,” when referring to approvals to be obtained from shareholders of a Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term “majority,” when referring to the approvals to be obtained from shareholders of the Trust as a whole means the vote of the lesser of (i) 67% of the Trust’s shares represented at a meeting if the holders of more than 50% of the Trust’s outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust’s outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.
          The Trust will dispense with annual meetings of shareholders in any year in which it is not required to elect Trustees under the 1940 Act. However, the Trust undertakes to hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee or Trustees if requested in writing by the holders of at least 10% of the Trust’s outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.
          Each share of a class of a Fund represents an equal proportional interest in that Fund or portfolio with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund or portfolio as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution, in such manner and on such basis as the Trustees in their sole discretion may determine.
          Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

Shareholder Liability
          Under Massachusetts law, shareholders of the Funds could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust’s Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust. The Declaration of Trust provides for indemnification out of a Fund’s property for any losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations.
Principal Shareholders
          As of November 1, 2009, the persons set forth below were known by the Trust to own of record or beneficially 5% or more of the Class A, Class B, Class C or Class Y shares, as applicable, of the indicated Fund. It is expected that the Bank of Hawaii or its affiliates may be deemed to have, or share, investment and/or voting power with respect to more than 50% of the shares of each of the Funds, except the Small Cap Fund, based upon the Bank of Hawaii’s investment discretion for trust and other client accounts, with respect to which shares the Bank of Hawaii and its affiliates disclaim beneficial ownership. Shareholders that beneficially own more than 25% of the shares of a Fund may be able to determine the outcome of a shareholder vote on matters presented to the shareholders for approval. Such investment and/or voting power will change as the Bank of Hawaii and its affiliates periodically rebalance such accounts’ holdings among the various Pacific Capital Funds and other investment options.

		Percent of the
		Class Total
		Assets Held by
	No. of Shares	the Shareholder
HIGH GRADE SHORT INTMDT FIXED INCOME — A

NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281-1003	101,532.678	76.60%

FRONTIER TRUST COMPANY FBO LYLE S HOSODA ASSOCIATES 401 K P O BOX 10758 FARGO, ND 58106	12,153.936	9.17%

TAX-FREE SHORT INTMDT SECURITIES — A

NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281-1003	156,293.419	90.64%

SMALL CAP — A

PERSHING LLC ONE PERSHING PLAZA 14TH FLOOR — MUTUAL FUNDS JERSEY CITY, NJ 07399	1,538,704.789	33.39%

NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281-1003	1,057,385.558	22.95%

		Percent of the
		Class Total
		Assets Held by
	No. of Shares	the Shareholder
WILMINGTON TRUST CO CUST FBO LANGLADE MEM HOSP TAX DEF ANNUITY PO BOX 8880 C O MUTUAL FUNDS WILMINGTON, DE 1989-98880	565,344.502	12.27%

VANGUARD FIDUCIARY TRUST COMPANY PO BOX 2600 K22 ATTN OUTSIDE FUNDS VALLEY FORGE, PA 19482	231,459.967	5.02%

VALUE — A

NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281-1003	253,188.515	67.36%

FRONTIER TRUST COMPANY FBO LYLE S HOSODA ASSOCIATES 401 K P O BOX 10758 FARGO, ND 58106	64,314.531	17.11%

INTERNATIONAL STOCK — A

NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281-1003	144,740.532	70.49%

FRONTIER TRUST COMPANY FBO LYLE S HOSODA ASSOCIATES 401 K P O BOX 10758 FARGO, ND 58106	19,890.850	9.69%

U.S. GOVERNMENT SHORT FIXED INCOME — A

NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281-1003	132,617.001	78.07%

FRONTIER TRUST COMPANY FBO LYLE S HOSODA ASSOCIATES 401 K P O BOX 10758 FARGO, ND 58106	33,196.683	19.54%

MID CAP FUND — A

NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281-1003	46,420.578	64.44%

FRONTIER TRUST COMPANY FBO LYLE S HOSODA ASSOCIATES 401 K P O BOX 10758 FARGO, ND 58106	11,643.797	16.16%

		Percent of the
		Class Total
		Assets Held by
	No. of Shares	the Shareholder
HIGH GRADE CORE FIXED INCOME — B

NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281-1003	31,864.852	99.44%

TAX-FREE SECURITIES — B

NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281-1003	18,366.513	99.62%

GROWTH AND INCOME — B

NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281-1003	19,451.587	98.82%

GROWTH STOCK — B

NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281-1003	55,548.345	94.89%

NEW ASIA GROWTH — B

NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281-1003	2,805.649	83.50%

E*TRADE CLEARING LLC 135 E. 57TH STREET NEW YORK, NY 10022	554.556	16.50%

SMALL CAP — B

NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281-1003	53,316.936	95.28%

VALUE — B

NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281-1003	34,769.532	94.71%

PERSHING LLC ONE PERSHING PLAZA 14TH FLOOR — MUTUAL FUNDS JERSEY CITY, NJ 07399	1,942.338	5.29%

		Percent of the
		Class Total
		Assets Held by
	No. of Shares	the Shareholder
INTERNATIONAL STOCK — B

NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281-1003	7,632.320	95.07%

U.S. GOVERNMENT SHORT FIXED INCOME — B

NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281-1003	11,616.142	78.01%

PERSHING LLC ONE PERSHING PLAZA 14TH FLOOR — MUTUAL FUNDS JERSEY CITY, NJ 07399	1,700.285	11.42%

HIGH GRADE CORE FIXED INCOME — A

NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281-1003	261,600.064	77.93%

FRONTIER TRUST COMPANY FBO LYLE S HOSODA ASSOCIATES 401 K P O BOX 10758 FARGO, ND 58106	23,458.745	6.99%

HIGH GRADE CORE FIXED INCOME — Y

NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281-1003	16,929,066.037	97.36%

TAX-FREE SECURITIES — Y

NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281-1003	23,935,256.253	99.54%

GROWTH AND INCOME — Y

NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281-1003	5,111,815.943	90.12%

VANGUARD FIDUCIARY TRUST COMPANY PO BOX 2600 ATTN OUTSIDE FUNDS VALLEY FORGE, PA 19482	539,279.385	9.51%

GROWTH STOCK — Y

		Percent of the
		Class Total
		Assets Held by
	No. of Shares	the Shareholder
NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281-1003	6,722,375.696	86.52%

VANGUARD FIDUCIARY TRUST COMPANY PO BOX 2600 ATTN OUTSIDE FUNDS VALLEY FORGE, PA 19482	924,545.018	11.90%

NEW ASIA GROWTH — Y

NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281-1003	4,598,323.941	65.59%

VANGUARD FIDUCIARY TRUST COMPANY PO BOX 2600 ATTN OUTSIDE FUNDS VALLEY FORGE, PA 19482	1,229,652.336	17.54%

CHARLES SCHWAB & CO., INC. 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104	1,130,327.390	16.12%

TAX-FREE SECURITIES — A

NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281-1003	389,174.472	66.64%

DOUGLAS PHILPOTTS DOUGLAS PHILPOTTS TRUST I DTD 4/28/92 55 DOWSETT AVE. HONOLULU, HI 96817	45,713.07	7.83%

MERRILL LYNCH, PIERCE, FENNER & SMITH ATTN CARMELLA SAMPOGNA 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE, FL 32216	35,665.643	6.11%

HIGH GRADE SHORT INTMDT FIXED INCOME — Y

NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281-1003	4,993,741.128	93.07%

VANGUARD FIDUCIARY TRUST COMPANY PO BOX 2600 ATTN OUTSIDE FUNDS VALLEY FORGE, PA 19482	359,765.579	6.71%

		Percent of the
		Class Total
		Assets Held by
	No. of Shares	the Shareholder
TAX-FREE SHORT INTMDT SECURITIES — Y

NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281-1003	5,964,177.562	99.80%

SMALL CAP — Y

NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281-1003	3,124,418.182	50.45%

VANGUARD FIDUCIARY TRUST COMPANY PO BOX 2600 ATTN OUTSIDE FUNDS VALLEY FORGE, PA 19482	1,426,873.481	23.04%

IITC CO P O BOX 189 NIWOT, CO 80544	403,702.368	6.52%

VALUE — Y

NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281-1003	8,322,345.086	96.75%

INTERNATIONAL STOCK — Y

NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281-1003	12,882,854.014	96.06%

U.S. GOVERNMENT SHORT FIXED INCOME — Y

NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281-1003	4,079,809.459	64.72%

CAMCO C/O CT TRUST SERVICES 80 WEST ST SUITE 201 RUTLAND, VT 057013453	1,998,016.101	31.69%

MID CAP FUND — Y

NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281-1003	3,927,471.751	97.59%

		Percent of the
		Class Total
		Assets Held by
	No. of Shares	the Shareholder
GROWTH AND INCOME — A

NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281-1003	388,038.081	80.89%

FRONTIER TRUST COMPANY FBO LYLE S HOSODA ASSOCIATES 401 K P O BOX 10758 FARGO, ND 58106	39,590.836	8.25%

GROWTH STOCK — A

NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281-1003	841,311.986	85.21%

FRONTIER TRUST COMPANY FBO LYLE S HOSODA ASSOCIATES 401 K P O BOX 10758 FARGO, ND 58106	52,191.225	5.29%

HIGH GRADE CORE FIXED INCOME — C

NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281-1003	25,430.335	66.64%

FRONTIER TRUST COMPANY FBO LYLE S HOSODA ASSOCIATES 401 K P O BOX 10758 FARGO, ND 58106	8,446.700	22.14%

CONRAD SHIROMA KIM & SHIROMA ENGINEERS INC 401K PSP DTD 04/01/81 1314 S KING ST SUITE 325 HONOLULU, HI 96814	3,401.094	8.91%

GROWTH AND INCOME — C

FRONTIER TRUST COMPANY FBO LYLE S HOSODA ASSOCIATES 401 K P O BOX 10758 FARGO, ND 58106	10,026.880	28.25%

NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281-1003	8,539.504	24.06%

HERBERT M NAKAYAMA HERBERT M NAKAYAMA CPA 401K PSP DTD 01-01-95 1216 KINOOLE ST HILO, HI 96720	6,849.106	19.30%

		Percent of the
		Class Total
		Assets Held by
	No. of Shares	the Shareholder
RUSSELL H MASUNAGA RUSSELL H MASUNAGA DDS 401K PROFIT SHARING PLAN DTD 01/01/1998 2153 NORTH KING ST SUITE 322 HONOLULU, HI 96819	5565.064	115.68%

CONRAD SHIROMA KIM & SHIROMA ENGINEERS INC 401K PSP DTD 04/01/81 1314 S KING ST SUITE 325 HONOLULU, HI 96814	4,510.256	12.71%

GROWTH STOCK — C

FRONTIER TRUST COMPANY FBO LYLE S HOSODA ASSOCIATES 401 K P O BOX 10758 FARGO, ND 58106	17,640.143	32.95%

NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281-1003	12,122.316	22.65%

HERBERT M NAKAYAMA HERBERT M NAKAYAMA CPA 401K PSP DTD 01-01-95 1216 KINOOLE ST HILO, HI 96720	9,691.185	18.10%

RUSSELL H MASUNAGA RUSSELL H MASUNAGA DDS 401K PROFIT SHARING PLAN DTD 01/01/1998 2153 NORTH KING ST SUITE 322 HONOLULU, HI 96819	7,597.030	14.19%

CONRAD SHIROMA KIM & SHIROMA ENGINEERS INC 401K PSP DTD 04/01/81 1314 S KING ST SUITE 325 HONOLULU, HI 96814	6,479.702	12.10%

INTERNATIONAL STOCK — C

FRONTIER TRUST COMPANY FBO LYLE S HOSODA ASSOCIATES 401 K P O BOX 10758 FARGO, ND 58106	15,950.569	53.31%

NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281-1003	4,332.903	14.48%

HERBERT M NAKAYAMA HERBERT M NAKAYAMA CPA 401K PSP DTD 01-01-95 1216 KINOOLE ST HILO, HI 96720	3,849.577	12.87%

		Percent of the
		Class Total
		Assets Held by
	No. of Shares	the Shareholder
RUSSELL H MASUNAGA RUSSELL H MASUNAGA DDS 401K PROFIT SHARING PLAN DTD 01/01/1998 2153 NORTH KING ST SUITE 322 HONOLULU, HI 96819	2,949.445	9.86%

CONRAD SHIROMA KIM & SHIROMA ENGINEERS INC 401K PSP DTD 04/01/81 1314 S KING ST SUITE 325 HONOLULU, HI 96814	2,839.687	9.49%

MID CAP FUND — C

FRONTIER TRUST COMPANY FBO LYLE S HOSODA ASSOCIATES 401 K P O BOX 10758 FARGO, ND 58106	11,399.844	61.64%

NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281-1003	2,349.580	12.70%

HERBERT M NAKAYAMA HERBERT M NAKAYAMA CPA 401K PSP DTD 01-01-95 1216 KINOOLE ST HILO, HI 96720	1,831.113	9.90%

RUSSELL H MASUNAGA RUSSELL H MASUNAGA DDS 401K PROFIT SHARING PLAN DTD 01/01/1998 2153 NORTH KING ST SUITE 322 HONOLULU, HI 96819	1,546.932	8.36%

CONRAD SHIROMA KIM & SHIROMA ENGINEERS INC 401K PSP DTD 04/01/81 1314 S KING ST SUITE 325 HONOLULU, HI 96814	1,366.055	7.39%

NEW ASIA GROWTH — C

NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281-1003	16,311.613	45.78%

FRONTIER TRUST COMPANY FBO LYLE S HOSODA ASSOCIATES 401 K P O BOX 10758 FARGO, ND 58106	13,188.608	37.01%

PERSHING LLC ONE PERSHING PLAZA 14TH FLOOR — MUTUAL FUNDS JERSEY CITY, NJ 07399	2,161.667	6.07%

		Percent of the
		Class Total
		Assets Held by
	No. of Shares	the Shareholder
HIGH GRADE SHORT INTMDT FIXED INCOME — C

NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281-1003	33,109.739	52.80%

FIRST CLEARING LLC ONE NORTH JEFFERSON AVENUE ST. LOUIS, MO 63103	12,750.186	20.33%

CHARLES SCHWAB & CO., INC. 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104	7,063.702	11.27%

FRONTIER TRUST COMPANY FBO LYLE S HOSODA ASSOCIATES 401 K P O BOX 10758 FARGO, ND 58106	6,413.385	10.23%

SMALL CAP — C

FIRST CLEARING, LLC 10750 WHEAT FIRST DRIVE GLEN ALLEN, VA 23060	220,753.756	32.39%

PERSHING LLC ONE PERSHING PLAZA 14TH FLOOR — MUTUAL FUNDS JERSEY CITY, NJ 07399	171,088.183	25.10%

NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281-1003	96,273.922	14.13%

LPL FINANCIAL CORPORATION ONE BEACON STREET 22ND FLOOR BOSTON, MA 02108	36,446.414	5.35%

TAX-FREE SECURITIES — C

BANK OF HAWAII CORPORATION PO BOX 2900 ATTN DEAN SHIGEMURA HONOLULU, HI 96846-0001	1,146.596	100.00%

TAX-FREE SHORT INTMDT SECURITIES — C

BANK OF HAWAII CORPORATION PO BOX 2900 ATTN DEAN SHIGEMURA HONOLULU, HI 96846-0001	1,073.408	100.00%

NEW ASIA GROWTH — A

NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281-1003	169,618.884	53.70%

		Percent of the
		Class Total
		Assets Held by
	No. of Shares	the Shareholder
LPL FINANCIAL CORPORATION ONE BEACON STREET 22ND FLOOR BOSTON, MA 02108	92,211.170	29.19%

U.S. GOVERNMENT SHORT FIXED INCOME — C

NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281-1003	34,236.444	39.47%

FRONTIER TRUST COMPANY FBO LYLE S HOSODA ASSOCIATES 401 K P O BOX 10758 FARGO, ND 58106	33,216.052	38.29%

MG TRUST COMPANY CUST PACIFIC FOOD SERVICES INC 401K 700 17TH STREET SUITE 300 DENVER, CO 80202	14,207.599	16.38%

VALUE- C

NATIONAL FINANCIAL SERVICES LLC 200 LIBERTY STREET ONE WORLD FINANCIAL CENTER NEW YORK, NY 10281-1003	17,999.784	28.10%

FRONTIER TRUST COMPANY FBO LYLE S HOSODA ASSOCIATES 401 K P O BOX 10758 FARGO, ND 58106	17,755.795	27.72%

HERBERT M NAKAYAMA HERBERT M NAKAYAMA CPA 401K PSP DTD 01-01-95 1216 KINOOLE ST HILO, HI 96720	11,505.696	17.97%

RUSSELL H MASUNAGA RUSSELL H MASUNAGA DDS 401K PROFIT SHARING PLAN DTD 01/01/1998 2153 NORTH KING ST SUITE 322 HONOLULU, HI 96819	8,901.264	13.90%

CONRAD SHIROMA KIM & SHIROMA ENGINEERS INC 401K PSP DTD 04/01/81 1314 S KING ST SUITE 325 HONOLULU, HI 96814	7,882.321	12.31%

CUSTODIAN
          The Bank of New York Mellon (“BNY” or “Custodian”) has been retained as Custodian for the Funds. With regard to each Fund, the Custodian, among other things, maintains a custody account or accounts in the name of the Fund; receives and delivers all assets for the Fund upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of each Fund and pays all expenses of the Fund. For its services as Custodian, BNY receives an asset-based fee.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND COUNSEL
          KPMG LLP (“KPMG”), 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215, is the independent registered public accounting firm for the Funds. KPMG provides financial auditing services as well as certain tax return preparation services for the Funds.
          Bingham McCutchen LLP serves as independent legal counsel for the Trust and its independent Trustees. Its office is located at 355 South Grand Avenue, Suite 4400, Los Angeles, California 90071-3106 .
FINANCIAL INFORMATION
          The Trust’s 2009 Annual Report to Shareholders accompanies this SAI. The audited financial statements included in the Annual Report are incorporated in this SAI by reference. Such financial statements have been incorporated herein in reliance upon such report on the authority of KPMG as experts in accounting and auditing. Additional copies of the Trust’s 2009 Annual Report to Shareholders may be obtained at no charge by telephoning the Trust at the number on the front page of this SAI.
REGISTRATION STATEMENT
          The Registration Statement, including the Prospectus, the SAI and the exhibits filed therewith, may be examined at the office of the Commission in Washington, D.C. Statements contained in the Prospectus or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

APPENDIX A
RATINGS OF FIXED INCOME SECURITIES
          The following is a description of the ratings given by Moody’s Investor Service, Inc. (“Moody’s”), Fitch Investor Service (“Fitch”), Standard & Poor’s Corporation (“S&P”) and IBCA Limited (“IBCA”), each an NRSRO, to corporate bonds and commercial paper.
Corporate Bond Ratings
Moody’s Ratings:
          Aaa — Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt-edged.” Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
          Aa — Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.
          A — Bonds rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
          Baa — Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
          Ba — Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
          B — Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.
          Caa — Bonds rated Caa are of poor standing. Such issues maybe in default or there may be present elements of danger with respect to principal or interest.
          Ca — Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings, but with some prospect of recovery of principal and interest.
          C — Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Note: Moody’s may apply numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.
S&P Ratings:
          AAA — This is the highest rating assigned by Standard &Poor’s to a debt obligation and indicates an extremely strong capacity to pay principal and interest.
          AA — Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.
          A — Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
          BBB — Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.
          BB — Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.
          B — Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.
          CCC — Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.
          CC — The rating CC is currently highly vulnerable to default, and typically will be applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.
          C — The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued, a preferred stock issue is in arrears on dividends or sinking fund payments but such payments are still being made..
          D — Debt rated D is in default. The D rating is assigned on the day an interest or principal payment is missed unless S&P believes such payment will be made during the grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

          Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major ratings categories.
          Provisional ratings: The letters “pr” indicate that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood or risk of default upon failure of such completion. The investor should exercise judgment with respect to such likelihood and risk.
          Different principal/interest ratings: The subscripts “p” and “i” are used when the credit factors or terms that determine the likelihood of receiving interest payments different from the credit factors or terms that determine the likelihood of receiving principal on the obligation. The “i” indicates that the rating addresses the interest portion of the obligation while the “p” addresses the principal rating (e.g., “AAAp BBi”).
          L — The letter “L” indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp. and interest is adequately collateralized.
          NR — Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy.
          Debt Obligations of Issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.
Fitch Ratings:
          AAA — Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
          AA — Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
          A — High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
          BBB — Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.
          BB — Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

          B — Highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
          CCC, CC, C — High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.
          DDD, DD, D — Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. ‘DDD’ obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. ‘DD’ indicates potential recoveries in the range of 50%-90%, and ‘D’ the lowest recovery potential, i.e., below 50%.
          E — Adequate information is not available to meet the obligations of the rating. This category is used when a previous rating is suspended due to lack of documentation from the issuer necessary to continue surveillance and maintaining the rating.
          “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” long-term rating category, to categories below “CCC”, or to short-term ratings other than “F1’.
          NR — indicates that Fitch ratings do not rate the issuer or issue in question.
          Withdrawn — A rating is withdrawn when Fitch ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.
          RatingWatch — Ratings are placed on RatingWatch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.
SHORT TERM FINANCIAL OBLIGATION RATINGS
Moody’s Ratings:
               Moody’s short-term financial ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 13 months. Moody’s makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:
               P-1 (Prime-1) — Issuers rated P-1 have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics:

•	Leading market positions in well-established industries

•	High rates of return on funds employed

•	Conservative capitalization structures with moderate reliance on debt and ample asset protection

•	Broad margins in earnings coverage of fixed financial charges and high internal cash generation

•	Well established access to a range of financial markets and assured sources of alternate liquidity
          P-2 (Prime-2) — Issuers rated P-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be subject to more variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
          P-3 (Prime-3) — Issuers rated P-3 have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.
          N-P — Issuers rated Not Prime do not fall within any of the Prime rating categories.
          If an issuer represents to Moody’s that its short-term financial obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within parentheses beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody’s evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody’s makes no representation and gives no opinion on the legal validity or enforceability of any support arrangement. You are cautioned to review with your counsel any questions regarding particular support arrangements.
S&P Ratings:
          A Standard & Poor’s short-term issue credit rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest. The four categories are as follows:
          A — Issues rated A are regarded as having the greatest capacity for timely payment. Bonds in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.
          A-1 — Issues rated A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Commercial paper with overwhelming safety characteristics will be rated A-1+.
          A-2 — Issues rated A-2 have a strong capacity for timely payments on issues. However, the relative degree of safety is not as high as for issues designated “A-1.”

          A-3 — Issues rated A-3 have a satisfactory capacity for timely payment and adequate protection parameters. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
          B — Issues rated B are regarded as having only adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.
          B-1 — Issues rated B-1 are regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
          B-2 — Issues rated B-2 are regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
          B-3 — Issues rated B-3 are regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.
          C — Issues rated C are short-term debt obligations with a doubtful capacity for payment absent favorable business, financial and economic conditions.
          D — This rating indicates that the issue is either in default or is expected to be in default upon maturity.
Fitch Ratings:
          A short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.
          F1 — Highest credit quality. Indicates the best capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
          F2 — Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.
          F3 — Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.
          B — Speculative. Uncertain capacity for timely payment of financial commitments, plus high vulnerability to near-term adverse changes in financial and economic conditions.
          C — High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.
          D — Default. Denotes actual or imminent payment default.

          “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” long-term rating category, to categories below “CCC”, or to short-term ratings other than “F1’.
          NR — indicates that Fitch ratings does not rate the issuer or issue in question.
          Withdrawn — A rating is withdrawn when Fitch ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.
          RatingWatch — Ratings are placed on RatingWatch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.
Municipal Short-Term Note Ratings
S&P Ratings:
          The two highest ratings for corporate notes are SP-1 and SP-2. A rating of SP-3 denotes a speculative capacity to pay principal and interest.
          SP-1 — Notes rated SP-1 reflect a very strong or strong capacity to pay principal and interest. Note issues with overwhelming safety characteristics will be rated SP-1+.
          SP-2 — Notes rated SP-2 reflect a satisfactory capacity to pay principal and interest.
Tax Exempt Bond Ratings
Moody’s Ratings:
          Moody’s ratings for U.S. Tax Exempt Municipal Bonds range from Aaa to C and utilize substantially the same definitional elements as are set forth under the “Moody’s” section of the “Corporate Bond Ratings” descriptions on page A-1.
S&P Ratings:
          S&P’s ratings for U.S. Tax Exempt Municipal Bonds range from AAA to D and utilize substantially the same definitional elements as are set forth under the Moody’s section of the “Corporate Bond Ratings” descriptions on page A-2.
Fitch Ratings:
          Fitch ratings for U.S. Tax Exempt Municipal Bonds range from AAA to D and utilize substantially the same definitional elements as are set forth under the “D&P” section of the “Corporate Bond Ratings” descriptions beginning on page A-3.

Tax Exempt Note Ratings
Moody’s Ratings:
          MIG 1/VMIG 1 — This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.
          MIG 2/VMIG 2 — This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.
          MIG 3/VMIG 3 — This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.
          MIG 4/VMIG 4 — This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.
          SG — This designation denotes speculative quality. Debt instruments in this category lack margins of protection.
          In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.
          Issues that are subject to a periodic reoffer and resale in the secondary market in a “dutch auction” are assigned a long-term rating based only on Moody’s assessment of the ability and willingness of the issuer to make timely principal and interest payments. Moody’s expresses no opinion as to the ability of the holder to sell the security in a secondary market “dutch auction.” Such issues are identified by the insertion of the words “dutch auction” into the name of the issue.
          Issues or the features associated with MIG or VMIG ratings are identified by date of issue, date of maturity or maturities or rating expiration date and description to distinguish each rating from other ratings. Each rating designation is unique with no implication as to any other similar issue of the same obligor. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue’s specific structural or credit features.
S&P:
          Municipal notes with maturities of three years or less are usually given note ratings to distinguish more clearly the credit quality of notes as compared to bonds.
          SP-1 — Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus designation.
          SP-2 — Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

          SP-3 — Speculative capacity to pay principal and interest.
Fitch Ratings:
          Fitch’s ratings for U.S. Tax Exempt Notes range from F-1 to D and utilize substantially the same definitional elements as set forth under the “Fitch Ratings” section of the Short-Term Financial Obligation Ratings beginning on page A-5.

PART C

OTHER INFORMATION

ITEM 23.	EXHIBITS.

Exhibit
Number	Description

(a-1)	Declaration of Trust(1)
(a-2)	Amendment No. 1 to Declaration of Trust(1)
(a-3)	Amendment No. 2 to Declaration of Trust(1)
(a-4)	Amendment No. 3 to Declaration of Trust(3)
(a-5)	Amendment No. 4 to Declaration of Trust(3)
(a-6)	Amendment to Declaration of Trust(10)
(a-7)	Amendment to Declaration of Trust(17)
(a-8)	Amendment to Declaration of Trust(17)
(a-9)	Amendment to Declaration of Trust(17)
(a-10)	Amendment to Declaration of Trust(17)
(b-1)	By-Laws(1)
(b-2)	Amendment No. 1 to By-Laws(10)
(b-3)	Amendment No. 2 to By-Laws(20)
(c)	Instruments Defining Rights of Security Holders (incorporated by reference to Exhibits a and b above)
(d-1)	Investment Advisory Agreement between Hawaiian Trust Company, Ltd. and the Registrant, dated as of October 29, 1993 (“Investment Advisory Agreement”)(1)
(d-2)	Addendum to Investment Advisory Agreement(1)
(d-3)	Amended Addendum to Investment Advisory Agreement(2)
(d-4)	Addendum to Investment Advisory Agreement(8)
(d-5)	Addendum to Investment Advisory Agreement(17)
(d-6)	Fourth Addendum to Investment Advisory Agreement(15)
(d-7)	Fifth Addendum to Investment Advisory Agreement(17)
(d-8)	Sixth Addendum to Investment Advisory Agreement(18)
(d-9)	Seventh Addendum to Investment Advisory Agreement(18)
(d-10)	Reimbursement Agreement between the Registrant and the Adviser(17)
(d-11)	Sub-Advisory Agreement among the Registrant, the Adviser and First State Investments International Limited (New Asia Growth Fund)(17)
(d-12)	Delegation Agreement among the Registrant, the Adviser and First State Investments International Limited (New Asia Growth Fund)(17)
(d-13)	Sub-Advisory Agreement among the Registrant, the Adviser and Hansberger Global Investors, Inc. (International Stock Fund)(18)
(d-14)	Sub-Advisory Agreement among the Registrant, the Adviser and Wellington Management Company, LLP (Small Cap Fund)(17)
(d-15)	Amended and Restated Sub-Advisory Agreement among the Registrant, the Adviser and Nicholas-Applegate Capital Management (Small Cap Fund)(17)
(d-16)	Amendment to Amended and Restated Sub-Advisory Agreement among the Registrant, the Adviser and Nicholas-Applegate Capital Management (Small Cap Fund)(18)
(d-17)	Sub-Advisor Agreement among the Registrant, the Adviser and Mellon Equity Associates, LLP (Small Cap Fund)(18)
(d-18)	Amendment to Sub-Advisory Agreement among the Registrant, the Adviser and Mellon Capital Management Corporation (Small Cap Fund)(19)
(d-19)	Sub-Advisory Agreement among the Registrant, the Adviser and Chicago Equity Partners, LLC (Mid-Cap Fund)(17)

Exhibit
Number	Description

(d-20)	Amendment to Sub-Advisory Agreement among the Registrant, the Adviser and Chicago Equity Partners, LLC (Mid-Cap Fund)(18)
(d-21)	Sub-Advisory Agreement among the Registrant, the Adviser and Chicago Equity Partners, LLC (Growth Stock Fund, Growth & Income Fund and Value Fund)(18)
(d-22)	Amendment to Sub-Advisory Agreement among the Registrant, the Adviser and Chicago Equity Partners, LLC (Growth Stock Fund, Growth & Income Fund and Value Fund)(19)
(e-1)	Distribution Agreement between Foreside Distribution Services L.P. (“Distributor”) and the Registrant(20)
(e-2)	Form of Amendment to Distribution Agreement between Foreside Distribution Services L.P. (“Distributor”) and the Registrant(20)
(e-3)	Distribution Services Agreement between Foreside Distribution Services L.P. (“Distributor”) and the Adviser(18)
(f)	Not applicable
(g-1)	Custodian Agreement and Schedules between The Bank of New York and the Registrant(8)
(g-2)	Foreign Custody Agreement and Schedules between The Bank of New York and the Registrant(8)
(h-1)	Administration Agreement between Bank of Hawaii and the Registrant(17)
(h-2)	Amendment to Administration Agreement between Bank of Hawaii and the Registrant(19)
(h-3)	Form of Amendment to Administration Agreement between Bank of Hawaii and the Registrant(20)
(h-4)	Fund Accounting Agreement between Citi Fund Services Ohio, Inc. and the Registrant(8)
(h-5)	Amended Schedule A to Fund Accounting Agreement(17)
(h-6)	Amendment to Fund Accounting Agreement between Citi Fund Services Ohio, Inc. and the Registrant(17)
(h-7)	Form of Amendment to Fund Accounting Agreement between Citi Fund Services Ohio, Inc. and the Registrant(20)
(h-8)	Transfer Agency Agreement between Citi Fund Services Ohio, Inc. and the Registrant (“Citi Transfer Agency Agreement”)(8)
(h-9)	Amendment to the Citi Transfer Agency Agreement(8)
(h-10)	Amendment to the Citi Transfer Agency Agreement(17)
(h-11)	Form of Amendment to the Citi Transfer Agency Agreement(20)
(h-12)	Sub-Administration Agreement among the Registrant, Bank of Hawaii, and Citi Fund Services Ohio, Inc.(17)
(h-13)	Amendment to Sub-Administration Agreement between Registrant, Bank of Hawaii, and Citi Fund Services Ohio, Inc.(19)
(h-14)	Form of Amendment to Sub-Administration Agreement between Registrant, Bank of Hawaii and Citi Fund Services Ohio, Inc.(20)
(h-15)	Compliance Services Agreement between the Registrant and Citi Fund Services Ohio, Inc.(17)
(h-16)	Form of Amendment to Compliance Services Agreement between the Registrant and Citi Fund Services Ohio, Inc.(20)
(h-17)	License Agreement between the Registrant and Bank of Hawaii(17)
(i-1)	Opinion and Consent of Counsel(1)
(i-2)	Opinion and Consent of Counsel with respect to International Stock Fund, Small Cap Fund and Value Fund(3)
(i-3)	Opinion and Consent of Counsel with respect to Mid-Cap Fund(10)
(j)	Consent of Independent Registered Public Accounting Firm(20)
(k)	Not Applicable
(l)	Form of Investment Letter(1)
(m-1)	Class A Shares Distribution and Shareholder Service Plan(20)
(m-2)	Class B Shares Distribution and Shareholder Service Plan(20)

Exhibit
Number	Description

(m-3)	Amended Appendix A to the Class B Distribution and Shareholder Service Plan(17)
(m-4)	Class C Shares Distribution and Shareholder Service Plan(20)
(m-5)	Amended Appendix A to the Class C Distribution and Shareholder Service Plan(17)
(n)	Amended Rule 18f-3 Plan(17)
(o)	Power of Attorney(20)
(p-1)	Code of Ethics of Registrant(19)
(p-2)	Code of Ethics of Adviser(17)
(p-3)	Code of Ethics of Distributor(18)
(p-4)	Code of Ethics of First State Investments International Limited(17)
(p-5)	Code of Ethics of Hansberger Global Investors, Inc.(15)
(p-6)	Code of Ethics of Wellington Management Company, LLP(20)
(p-7)	Code of Ethics of Nicholas-Applegate Capital Management(20)
(p-8)	Code of Ethics of Chicago Equity Partners, LLC(17)
(p-9)	Code of Ethics of Mellon Equity Partners, LLP(18)

(1)	Filed as an exhibit to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A on September 30, 1997 and incorporated herein by reference.

(2)	Filed as an exhibit to Post-Effective Amendment No. 11 to Registrant’s Registration Statement on Form N-1A on September 16, 1998 and incorporated herein by reference.

(3)	Filed as an exhibit to Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A on December 1, 1998 and incorporated herein by reference.

(4)	Filed as an exhibit to Post-Effective Amendment No. 13 to Registrant’s Registration Statement on Form N-1A on November 30, 1999 and incorporated herein by reference.

(5)	Filed as an exhibit to Post-Effective Amendment No. 15 to Registrant’s Registration Statement on Form N-1A on May 26, 2000 and incorporated herein by reference.

(6)	Filed as an exhibit to Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-1A on December 1, 2000 and incorporated herein by reference.

(7)	Filed as an exhibit to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A on November 30, 2001 and incorporated herein by reference.

(8)	Filed as an exhibit to Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A on November 27, 2002 and incorporated herein by reference.

(9)	Filed as an exhibit to Post-Effective Amendment No. 20 to Registrant’s Registration Statement on Form N-1A on November 25, 2003 and incorporated herein by reference.

(10)	Filed as an exhibit to Post-Effective Amendment No. 21 to Registrant’s Registration Statement on Form N-1A on December 29, 2003 and incorporated herein by reference.

(11)	Filed as an exhibit to Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A on February 27, 2004 and incorporated herein by reference.

(12)	Filed as an exhibit to Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A on April 30, 2004 and incorporated herein by reference.

(13)	Filed as an exhibit to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A on October 1, 2004 and incorporated herein by reference.

(14)	Filed as an exhibit to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A on November 29, 2004 and incorporated herein by reference.

(15)	Filed as an exhibit to Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A on September 30, 2005 and incorporated herein by reference.

(16)	Filed as an exhibit to Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A on December 1, 2005 and incorporated herein by reference.

(17)	Filed as an exhibit to Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A on November 28, 2006 and incorporated herein by reference.

(18)	Filed as an exhibit to Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A on November 28, 2007 and incorporated herein by reference.

(19)	Filed as an exhibit to Post-Effective Amendment No. 30 to Registrant’s Registration Statement on Form N-1A on November 28, 2008 and incorporated herein by reference.

(20)	Filed herewith

ITEM 24.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

None.

ITEM 25.	INDEMNIFICATION.

Section 5.2 of the Registrant’s Declaration of Trust provides for indemnification of the Registrant’s trustees, officers, employees and agents against liabilities incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office (“Disabling Conduct”).

Section 7 of the Registrant’s Fund Accounting Agreement provides for the indemnification of the Registrant’s Fund Accounting Agent, and its directors, officers, employees and agents against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving Disabling Conduct. Section 1.12 of the Registrant’s Distribution Agreement provides for the indemnification of the Distributor against certain liabilities incurred by it in performing its obligations under the Agreement; and Section 1.13 of such Agreement provides for indemnification by the Distributor of the Registrant’s trustees and officers against certain liabilities incurred by them in connection with the Distributor’s activities.

The Registrant has obtained a trustees’ and officers’ liability policy covering certain types of errors and omissions.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions set forth above, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.	BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND SUB-ADVISERS.

See the material following the caption “Management” appearing in the Statement of Additional Information constituting Part B of this Registration Statement. In addition, officers and directors of the Adviser and the Sub-Advisers not otherwise referenced, required by this Item 26, including information relating to the business and other connections of each of the Adviser and the Sub-Advisers listed below and each director, officer or partner of such managers, together with information as to their other business, profession, vocation or employment of a substantial nature during the last two fiscal years, are hereby incorporated by reference from the Adviser’s and each such Sub-Adviser’s Form ADV, as filed with the Securities and Exchange Commission, as follows:

ADVISER	SEC FILE NO. 801-

Asset Management Group of Bank of Hawaii	46059

SUB-ADVISER	SEC FILE NO. 801-

First State Investments International Limited	17900
Hansberger Global Investors, Inc.	46059
Wellington Management Company, LLP	15908
Nicholas-Applegate Capital Management	21442
Chicago Equity Partners, LLC	57280
Mellon Capital Management Corporation	28692

ITEM 27.	PRINCIPAL UNDERWRITERS.

(a) Foreside Distribution Services L.P. (“Foreside” or the “Distributor”) acts as principal underwriter for the following investment companies:

American Independence Funds Trust
The Bjurman, Barry Funds
Commonwealth International Series Trust
The Coventry Group
Coventry Funds Trust
First Funds
Capital One Funds
Greenwich Advisors Trust
HSBC Advisor Funds Trust
HSBC Investor Funds
IVA Fiduciary Trust
Northern Lights funds Trust
Pacific Capital Funds
RMR Series Trust
The Lou Holland Trust
The Thirty-Eight Hundred fund, LLC
Unified Series Trust
WB Capital Mutual funds, Inc.

Foreside is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Regulatory Authority or “FINRA”. Foreside’s main address is 10 High Street, Suite 302, Boston, Massachusetts 02110. Office of Supervisory Jurisdiction (OSJ) Branch is at 3435 Stelzer Road, Columbus, Ohio 43219. Foreside is an indirect wholly-owned subsidiary of Foreside Financial Group LLC.

(b) Information about the Directors and Officers of Foreside are as follows:

Name and Address	Position with Underwriter

Mark S. Redman 690 Taylor Road Gahanna, OH 43230	President and Director

Jennifer Hoopes Three Canal Plaza Portland, ME 04101	Secretary

Linda C. Carley 10 High Street Boston, MA 02110	Chief Compliance Officer

James E. (Ed) Pike 3435 Stelzer Rd. Columbus, OH 43219	Financial and Operations Principal

Name and Address	Position with Underwriter

Richard J. Berthy Three Canal Plaza Portland, ME 04101	Treasurer & Vice President.

(c) Not applicable.

ITEM 28.	LOCATION OF ACCOUNTS AND RECORDS.

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are as follows:

(1)	Pacific Capital Funds 3435 Stelzer Road Columbus, OH 43219-3035 Attention: Secretary (Registrant)

(2)	Asset Management Group of Bank of Hawaii Financial Plaza of the Pacific 130 Merchant Street, Suite 370 Honolulu, Hawaii 96813 Attention: Trust Investments Investment Adviser)

(3)	Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, OH 43219 (Administrator)

(3)	Foreside Distribution Services L.P. 10 High Street, Suite 302 Boston, MA 02110 (Distributor)

(4)	First State Investments International Limited 23 St. Andrew Square EH2 Edinburgh IBB, Scotland (Sub-Adviser — New Asia Growth Fund)

(5)	Hansberger Global Investors, Inc. 401 East Las Olas Blvd., Suite 1700 Ft. Lauderdale, FL 33301 (Sub-Adviser — International Stock Fund)

(6)	Wellington Management Company, LLP 75 State Street Boston, Massachusetts 02109 (Sub-Adviser — Small Cap Fund)

(7)	Nicholas-Applegate Capital Management 600 West Broadway San Diego, California 92101 (Sub-Adviser — Small Cap Fund)

(8)	Chicago Equity Partners, LLC 180 North LaSalle Street, Suite 3800 Chicago, Illinois 60601 (Sub-Adviser — Mid-Cap Fund, Growth Stock Fund, Growth and Income Fund and Value Fund)

(9)	Mellon Capital Management Corporation 50 Fremont Street San Francisco, CA 94105 (Sub-Adviser- Small Cap Fund)

ITEM 29.	MANAGEMENT SERVICES.

None.

ITEM 30.	UNDERTAKINGS.

Not Applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 31 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Honolulu and the State of Hawaii on this 27th day of November, 2009.

PACIFIC CAPITAL FUNDS
/s/ Robert I. Crowell
Robert I. Crowell
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Robert I. Crowell Robert I. Crowell	President (Principal Executive Officer)	November 25, 2009

*	Trustee	November 25, 2009
Peter S. Ho

*	Trustee	November 25, 2009
Stanley W. Hong

*	Trustee	November 25, 2009
Richard L. Humphreys

*	Trustee	November 25, 2009
Russell K. Okata

*	Trustee	November 25, 2009
Douglas Philpotts

*	Trustee	November 25, 2009
Oswald K. Stender

/s/ Christopher E. Sabato Christopher E. Sabato	Treasurer (Principal Financial Officer)	November 25, 2009

* By:	/s/ Jennifer English
Jennifer English
Pursuant to Power of Attorney filed herewith.

INDEX to EXHIBITS

ITEM DESCRIPTIONS

EXHIBIT	DESCRIPTION

(b-3)	Amendment No. 2 to By-Laws
(e-1)	Distribution Agreement between Foreside Distribution Services L.P. (“Distributor”) and the Registrant
(e-2)	Form of Amendment to Distribution Agreement between Foreside Distribution Services L.P. (“Distributor”) and the Registrant
(h-3)	Form of Amendment to Administration Agreement between Bank of Hawaii and the Registrant
(h-7)	Form of Amendment to Fund Accounting Agreement between Citi Fund Services Ohio, Inc. and the Registrant
(h-11)	Form of Amendment to the Citi Transfer Agency Agreement
(h-14)	Form of Amendment to Sub-Administration Agreement between Registrant, Bank of Hawaii and Citi Fund Services Ohio, Inc.
(h-16)	Form of Amendment to Compliance Services Agreement between the Registrant and Citi Fund Services Ohio, Inc.
(m-1)	Class A Shares Distribution and Shareholder Service Plan
(m-2)	Class B Shares Distribution and Shareholder Service Plan
(m-4)	Class C Shares Distribution and Shareholder Service Plan
(j)	Consent of Independent Registered Public Accounting Firm
(o)	Power of Attorney
(p-6)	Code of Ethics of Wellington Management Company, LLP
(p-7)	Code of Ethics of Nicholas-Applegate Capital Management